                                                      REGISTRATION NO. 33-47949
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 37    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 325           [X]

                       (Check appropriate box or boxes)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
             (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2017 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

    Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 37 ("PEA") to the Form N-4 Registration Statement No. 33-47949 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

MOMENTUMSM

Retirement Planning from AXA Equitable


PROSPECTUS DATED MAY 1, 2017


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PARTICIPATING IN OR ALLOCATING AMOUNTS UNDER THE CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS MOMENTUMSM?

MOMENTUMSM is a group deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUMSM employer-sponsored retirement program includes 401(a) and 401(k) plans, which are described in this prospectus. The MOMENTUMSM program consists of a defined contribution IRS pre-approved plan and trust ("Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan and trust.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest option ("investment options"). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.

VARIABLE INVESTMENT OPTIONS
FIXED INCOME
--------------------------------------------------------------------------------
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Multimanager Core Bond
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------

.. 1290 VT Equity Income/(1)/
.. 1290 VT GAMCO Mergers & Acquisitions/(1)/
.. 1290 VT GAMCO Small Company Value/(1)/
.. 1290 VT Socially Responsible

.. AXA/AB Small Cap Growth

.. AXA/ClearBridge Large Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility

.. AXA/Janus Enterprise

.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity

.. EQ/Capital Guardian Research

.. EQ/Common Stock Index
.. EQ/Equity 500 Index


.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index


.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Value Managed Volatility
.. EQ/International Equity Index
.. EQ/MFS International Growth
--------------------------------------------------------------------------------

ASSET ALLOCATION/HYBRID
--------------------------------------------------------------------------------
.. AXA Aggressive Allocation
.. AXA Conservative Allocation
.. AXA Conservative-Plus Allocation
.. AXA Moderate Allocation
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------

As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a sub-account of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2017, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office at AXA Equitable, 100 Madison Street, Mail Drop 34-20, Syracuse, NY 13202 or calling (800) 528-0204. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.
-------------
(1)This is the variable investment option's new name, effective on or about May 19, 2017, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                        #350480

                                                               MOMENTUM (IF/NB)

Contents of this Prospectus

--------------------------------------------------------------------------------




             Index of key words and phrases                      4
             Who is AXA Equitable?                               5
             How to reach us                                     6
             MOMENTUMSM contract at a glance -- key features     8

             ------------------------------------------------------
             FEE TABLE                                          10
             ------------------------------------------------------

             Examples                                           11
             Condensed financial information                    11

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  12
             ------------------------------------------------------
             How contributions can be made                      12
             Save 1-2-3                                         12
             What are your investment options under the
               contract?                                        13
             Portfolios of the Trusts                           14
             Selecting investment options (employers and plan
               trustees only)                                   22
             Allocating your contributions                      22

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               23
             ------------------------------------------------------
             Your retirement account value                      23
             Your contract's value in the variable investment
               options                                          23
             Your contract's value in the guaranteed interest
               option                                           23

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          24
             ------------------------------------------------------
             Transferring your retirement account value         24
             Disruptive transfer activity                       24
             Automatic asset rebalancing for participant
               retirement account values                        25


-------------
When we use the words "we,""our" and "us" we mean AXA Equitable.
Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable, or the individual who participates in an employer's plan funded by the MOMENTUMSM contract. This individual is also referred to as the "participant."

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            27
             ------------------------------------------------------
             Withdrawals and termination                        27
             Installment payments (Systematic withdrawals)      27
             Forfeitures                                        27
             Plan loans                                         27
             When to expect payments                            28
             Your annuity payout options                        28
             Minimum distributions (Automatic minimum
               withdrawal option) -- over age 70 1/2            29

             ------------------------------------------------------
             5. THE MOMENTUM/SM/ PROGRAM                        30
             ------------------------------------------------------
             Plan and Trust                                     30
             Pooled Trust                                       30
             Governmental Trust                                 30
             Trustee                                            30
             Employer's responsibilities                        31
             Adopting the MOMENTUM/SM/ program                  31

             ------------------------------------------------------
             6. PLAN RECORDKEEPING SERVICES                     32
             ------------------------------------------------------
             Basic recordkeeping option                         32
             Full-service recordkeeping option                  32

             ------------------------------------------------------
             7. CHARGES AND EXPENSES                            33
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 33
             Charges under the contract                         33
             Charges that the Trusts deduct                     35
             Charge reductions under special circumstances      35

             ------------------------------------------------------
             8. PAYMENT OF DEATH BENEFIT                        36
             ------------------------------------------------------
             Death benefit amount                               36
             Distribution of the death benefit                  36
             Beneficiary's payment options                      36

             ------------------------------------------------------
             9. TAX INFORMATION                                 37
             ------------------------------------------------------
             Overview                                           37
             Buying a contract to fund a retirement arrangement 37
             Tax aspects of contributions to a plan             38
             Tax aspects of distributions from a plan           39
             Certain rules applicable to plan loans             41
             Impact of taxes to AXA Equitable                   42
             Certain rules applicable to plans designed to
               comply with Section 404(c) of ERISA              42

             ------------------------------------------------------
             10. MORE INFORMATION                               43
             ------------------------------------------------------
             About Separate Account A                           43
             About the Trusts                                   43
             About the general account                          43
             Dates and prices at which contract events occur    44
             About your voting rights                           44


         About legal proceedings                                    45
         Cybersecurity                                              45
         Financial statements                                       45
         Distribution of the contracts                              45

         --------------------------------------------------------------
         APPENDICES
         --------------------------------------------------------------

         I  --  Original certificates                               I-1
        II  --  Condensed financial information                    II-1

       ----------------------------------------------------------------------
       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
       ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                               PAGE

           active loan                                            34
           annuitant                                              29
           annuity payout option                                  28
           beneficiary                                            36
           business day                                       12, 44
           contract's value                                       23
           contract values                                        28
           contributions                                          12
           default option                                         27
           disruptive transfer activity                           24
           DOL                                                    30
           elective deferrals                                     38
           Employer Plan Administration Center                     6
           ERISA                                                  30
           Governmental Trust                                     30
           guaranteed interest option                          1, 22
           investment options                                  1, 13
           IRA                                                    38


                                                              PAGE

           IRS                                                   37
           market timing                                       6,24
           participant                                        2, 29
           participation date                                     9
           participation year                                     9
           Plan and Trust                                        30
           Pooled Trust                                          30
           portfolio                                             10
           processing office                                   1, 6
           retirement account value                              23
           SAI                                                    1
           takeover loans                                        27
           Trusts                                             1, 43
           unit                                                  23
           unit investment trust                                 43
           variable investment options                        1, 13
           VRU                                                    6

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's ("AXA Advisors") financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
variable investment options            Investment Funds or Investment
                                       Divisions

unit                                   Accumulation Unit

unit value                             Accumulation Unit Value

guaranteed interest option             Guaranteed Interest Account
-----------------------------------------------------------------------------

We also have contracts that we refer to as "original contracts/certificates." These certificates are no longer available for new purchasers. Any information about original certificates which is different from the current contracts we offer can be found in Appendix I at the end of this prospectus, which will be referenced throughout this prospectus when it applies.

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.
--------------------------------------------------------------------------------
 FOR ALL COMMUNICATIONS SENT BY REGULAR MAIL:

  AXA Equitable
  100 Madison Street
  Mail Drop 34-20
  Syracuse, NY 13202
--------------------------------------------------------------------------------
 FOR ALL COMMUNICATIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  100 Madison Street
  Mail Drop 34-20
  Syracuse, NY 13202
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions; and

..   quarterly statement of retirement account values as of the close of each plan year quarter.
--------------------------------------------------------------------------------
 VOICE RESPONSE UNIT ("VRU"), INTERNET ACCESS

The VRU is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect the VRU and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. The initial personal identification number ("PIN") is the last four digits of the Participant's Social Security Number and can be used upon participant enrollment in your plan. Our VRU system has been enhanced with voice recognition technology to accept spoken prompts.

Our participant service site is designed to provide information through the Internet on:

..   current contract values used to determine values for participant retirement account values;

..   current allocation percentages;

..   the number of units in the variable investment options attributable to participant retirement account values; and

..   the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

..   request changes to allocation percentages and/or transfers among investment options;

..   elect to receive confirmations and quarterly statements electronically; and

..   request changes of the Internet password (not available through the VRU).

Employer Plan Administration Center, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

..   current contract value;

..   current participant allocation percentages, loan information, account values, and investment options;

..   the total number of units in the variable investment options; and

..   the daily unit values for the contract variable investment options.

The following features are also available online (please see Employer Plan Administration Center at www.axa.com for more detailed information):

..   Forms download;

..   Contribution upload/download;

..   Address changes;

..   Disclosure brochure;

..   Administration manual;

..   Enrollment; and

..   Performance information.

The VRU and Internet access are normally available seven days a week, 24 hours a day. However, on a day that AXA Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be effective as of the close of business on the next business day following the request.

To use the VRU call toll-free, (800) 821-7777. To use our Internet access, or to use the Employer Plan Administration Center, visit our website at www.axa.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of instructions communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following the telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 528-0204 to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday 8:30 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time.

                             WHO IS AXA EQUITABLE?

You may obtain daily unit values for the variable investment options and other information regarding MOMENTUMSM and your account.

Hearing or speech-impaired clients may obtain information regarding MOMENTUMSM contracts by dialing, toll-free, the AT&T national relay number (800) 855-2880. This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN TRUSTEE:

(1)address changes (can be done online at our website as well);

(2)change of investments and allocations (can be done online at our website or via the VRU as well);

(3)transfers among investment options (can be done online at our website or via the VRU as well);

(4)asset (retirement account value) rebalancing;

(5)loan application; and

(6)all partial and full withdrawal requests.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)Asset (retirement account value) rebalancing;

(2)The date annuity payments are to begin; and

(3)Systematic Withdrawal Option.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and the authorized individual or employer or plan trustee.

                             WHO IS AXA EQUITABLE?

MOMENTUMSM contract at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT     MOMENTUMSM variable investment options invest in different
MANAGEMENT                  portfolios sub-advised by professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
----------------------------------------------------------------------------------------

TAX ADVANTAGES  .   On earnings inside the contract                No tax until you make withdrawals under the Plan.
                -----------------------------------------------------------------------------------------------------
                .   On transfers inside the contract               No tax on transfers among investment options.
                -----------------------------------------------------------------------------------------------------

                      Because you are purchasing or contributing to an annuity
                      contract to fund an employer retirement plan qualified
                      under Section 401 of the Internal Revenue Code ("Code"),
                      you should be aware that the contract meets Code
                      qualification requirements but does not provide tax
                      deferral benefits beyond those already provided by the
                      Code. You should consider whether the contract's features
                      and benefits beyond tax deferral meet your needs and goals.
                      You may also want to consider the relative features,
                      benefits and costs of the contract with any other
                      investment that you may use in connection with your
                      retirement plan or arrangement. (For more information, see
                      "Tax information" later in this prospectus for your
                      specific type of retirement arrangement.)
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Automatic minimum withdrawal option (required minimum
                          distributions)
                      .   Plan loans
                      .   Full withdrawal
                      ------------------------------------------------------------
                      You may incur a withdrawal charge for certain withdrawals.
                      You may also incur income tax and a penalty tax.
                      ------------------------------------------------------------
                      Depending on the terms of the employer's plan, not all
                      features are available and access to amounts attributable
                      to participant plan account values may be limited.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout options (as described
                          in a separate prospectus for that option)
----------------------------------------------------------------------------------
ADDITIONAL FEATURES   .   Automatic transfer options
                      .   Asset (Retirement account value) rebalancing
                      .   No charge on transfers among investment options
                      .   Waiver of withdrawal charge under certain circumstances
                      .   Minimum death benefit
----------------------------------------------------------------------------------
SERVICES WE PROVIDE   .   Two plan recordkeeping options
                      .   Educational materials and seminars to assist retirement
                          planning needs of plan participants
----------------------------------------------------------------------------------

                MOMENTUMSM CONTRACT AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
FEES AND CHARGES  .   We deduct a daily charge at a maximum effective annual
                      rate of 1.49% for the EQ/ Common Stock Index and
                      EQ/Money Market options, and 1.34% of the assets
                      invested in all other variable investment options.
                      Also, for the Multimanager Aggressive Equity, AXA
                      Moderate Allocation, EQ/Common Stock Index, and
                      EQ/Money Market options, the combined option and
                      portfolio expenses may not exceed an annual rate of
                      1.75%.
                  .   Administrative charge:
                      Generally $30 annually per participant.
                  .   Plan loan charges:
                      $25 set-up fee deducted on a per plan participant basis;
                      $6 quarterly recordkeeping fee while a loan is active
                      deducted on a per plan participant basis.
                  .   Plan recordkeeping services (billed to employer):
                      $300 annually for basic recordkeeping option;
                      Additional fees for full-service recordkeeping option.
                  .   Withdrawal charge:
                      6% of withdrawals that exceed the free withdrawal
                      amount or the amount withdrawn attributable to
                      contributions that were made by a participant in the
                      current and five prior participation years, whichever
                      is less. There is no charge in any participation year
                      in which the amount withdrawn does not exceed 10% of a
                      participant's retirement account value plus any active
                      loan at the time of your withdrawal request, minus
                      prior withdrawals in that participation year. This is
                      the free withdrawal amount. There are many
                      circumstances under which the withdrawal charge will
                      not apply. They are discussed under "Charges and
                      expenses" later in this prospectus.
----------------------------------------------------------------------------------
                  THE 12-MONTH PERIOD BEGINNING ON A PARTICIPATION DATE AND
                  EACH 12-MONTH PERIOD THEREAFTER IS A "PARTICIPATION YEAR."
                  THE "PARTICIPATION DATE" IS THE DATE WE RECEIVE AN
                  INDIVIDUAL'S PROPERLY COMPLETED AND SIGNED ENROLLMENT FORM
                  AND ANY OTHER REQUIRED DOCUMENTS AT OUR PROCESSING OFFICE
                  OR THE DATE WE RECEIVE THEIR INITIAL CONTRIBUTION, IF
                  EARLIER. FOR PARTICIPANTS IN PLANS THAT CONVERTED TO
                  MOMENTUMSM FROM OUR EQUI-VEST(R) CORPORATE TRUSTEED
                  CONTRACT, THE PARTICIPATION DATE IS THE SAME PARTICIPATION
                  DATE AS IN THE EQUI-VEST(R) CORPORATE TRUSTEED CERTIFICATE
                  RELATING TO THAT PARTICIPANT. IF MORE THAN ONE EQUI-VEST(R)
                  CORPORATE TRUSTEED CERTIFICATE IS IN FORCE WITH RESPECT TO
                  A PARTICIPANT, THEN THE PARTICIPATION DATE WILL BE THE
                  EARLIEST PARTICIPATION DATE.
                  ----------------------------------------------------------------
                  .   We deduct a charge designed to approximate certain
                      taxes that may be imposed on us, such as premium taxes
                      in a participant's state. This charge is generally
                      deducted from the amount applied to an annuity payout
                      option.
                  .   Annual expenses of each Trust's portfolios are
                      calculated as a percentage of the average daily net
                      assets invested in each portfolio. Please see "Fee
                      table" later in this prospectus for details.
                  .   No sales charge deducted when contributions are made.
----------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN ALL STATES OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUMSM contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with an AXA Advisors financial professional, or call us to discuss any questions.

OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered in the MOMENTUMSM contract offered by this prospectus. Upon request, an AXA Advisors financial professional can show you information regarding other AXA Equitable annuity contracts.

                MOMENTUMSM CONTRACT AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

--------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR RETIREMENT ACCOUNT VALUE
 AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Sales load on purchases                                 None

Transfer fees                                           None

Maximum withdrawal charge of the amount withdrawn or
the contributions made in the current and five prior
participation years (deducted when your contract is
surrendered or certain withdrawals are made)/(1)/       6.00%

Plan loan charges/(2)/                                  $25 maximum per loan when loan is made + $6 per
                                                        quarter
--------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------
 CHARGES WE DEDUCT PERIODICALLY FROM YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------
Quarterly administrative charge/(3)/                      $7.50 Per Participant

   (If a participant's retirement account value is
   $25,000 or more)                                       ($0)

   Annual basic recordkeeping charge/(4)/                 $300 Per Plan

--------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
 EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:                       EQ/MONEY MARKET, AND   ALL OTHER VARIABLE
                                                        EQ/COMMON STOCK INDEX  INVESTMENT OPTIONS
Mortality and expense risks/(5)/                        0.65%                  0.50%

Other expenses                                          0.84%                  0.84%
                                                        -----                  -----
TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES/(6)/           1.49%                  1.34%
                                                        =====                  =====
                                                        (currently
                                                        1.40%)
--------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016
(expenses that are deducted from portfolio assets including
management fees, 12b-1 fees, service fees, and/or other      Lowest Highest
expenses)/(7)/                                               0.61%  2.60%
---------------------------------------------------------------------------

Notes:

(1)The maximum withdrawal charge is 6% of the amount withdrawn or the contributions made in the current and five prior participation years, whichever is less. Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(2)Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis.

(3)The administrative charge is currently $7.50 or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge for plans with 10 or more participants. We do not currently assess this charge for any calendar quarter in which the retirement account value plus any active loan is $25,000 or more on the last business day of that calendar quarter. We have reserved the right to increase this charge.

                                   FEE TABLE

(4)We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option. We charge a fee of $25 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive, or increase these charges upon 90 days' written notice to the employer or plan trustee.

(5)A portion of this charge is for providing the death benefit.

(6)The total Separate Account A annual expenses deducted from the variable investment options and the total annual expenses of EQ Advisors Trust and AXA Premier VIP Trust, when added together, are not permitted to exceed a total annual rate of 1.75% of the value of the assets held in each of the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options.


(7)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.


EXAMPLES

These examples are intended to help you compare the cost of investing in the MOMENTUMSM contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses (which expenses are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. These examples use a quarterly administrative charge based on the charges paid in 2016, which results in an estimated administrative charge of 0.0503% of contract value. (Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.) The examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer, except for plans with 10 or fewer participants.


The guaranteed interest option is not covered by the fee table and examples. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the guaranteed interest option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                     MOMENTUM/SM/
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $963    $1,820    $2,690    $4,344    $419    $1,267    $2,128    $4,344
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $766    $1,237    $1,712    $2,396    $210    $  648    $1,112    $2,396
---------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus for the unit values and the number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2016.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by any of ACH transfer, wire transfer or check. Participants should not send contributions directly to AXA Equitable. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept third-party checks endorsed to us except for rollover contributions, plan-to-plan direct transfers or transfers from other funding vehicles under a plan, or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

An initial contribution must generally be accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. Employers should send all contributions to AXA Equitable at the processing office. See "How to reach us" earlier in this prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. In the absence of direct instructions from the contract owner, if we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions. The contract owner may also instruct us as to participants' investment allocations pursuant to the Save 1-2-3 program, as described below.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
--------------------------------------------------------------------------------

SAVE 1-2-3

Employers and plan trustees, as applicable, may elect the Save 1-2-3 program under the MOMENTUMSM contract. Save 1-2-3 includes several features designed to promote increased retirement savings by participants, including Automatic Enrollment, Automatic Investment and Automatic Deferral Increase. Employers or plan trustees that choose to use the Save 1-2-3 program may elect any or all of the features described below that suit their plans' needs. Please note that not all features may be available in all plans. Participants are encouraged to speak with their employers, to learn more information about the details of the Save 1-2-3 program available under their plans.

AUTOMATIC ENROLLMENT

If the Automatic Enrollment feature is elected, all eligible employees will be enrolled under the MOMENTUMSM contract, at the salary deferral percentage mandated by the terms of their plan and not inconsistent with the Code. Participants can choose to allocate their contributions among the investment options, but if they do not choose an allocation by the cut off date under their plan, their contributions will be allocated automatically to the default option selected under the plan, which may be the participant default Automatic Investment option described below, or, if that option is not selected, a general default option for the plan. In order to elect the Automatic Enrollment feature, employers or plan trustees must provide census information via the Employer Plan Administration Center at www.axa.com for all employees, including employees who are eligible and not contributing as well as ineligible employees.

Eligible employees have the right to opt out of the plan altogether. However, if they do not opt out by the cut off date under their plan, they will be automatically enrolled, and a percentage of their compensation will be contributed to the plan. The Code provides that participants have the right to opt out of the plan within 90 days of their initial contribution. Participants may also have the right to withdraw any contributions into the plan (as adjusted for investment performance) from the plan if they opt out during that 90-day period, if the plan permits such withdrawals. If their plan does not permit such withdrawals during the first 90 days, their ability to make withdrawals will be subject to the same terms and conditions described in the section entitled "Withdrawals and termination" under "Accessing your money" later in this prospectus. Participants have the right to cease making further contributions at any time. In addition, employers are required to provide participants, each plan year, with a notice of their rights to cease contributions, change the contribution amount and how contributions are invested in the absence of any investment decision by the participant.

AUTOMATIC INVESTMENT

Save 1-2-3 permits an employer or plan sponsor to choose the investment options into which contributions are to be allocated if no selection has been made for a participant's contributions. The Automatic Investment feature may be a single investment option or a mix of the investment options available under the plan that satisfied the Code and applicable regulatory requirements. The Automatic Investment option(s) may be different than the general default investment option under the plan. The general default investment option does not qualify as a Qualified Default Investment Alternative

                        CONTRACT FEATURES AND BENEFITS

("QDIA") and as a result does not satisfy the Department of Labor "safe harbor" requirement of a QDIA. The plan sponsor has a fiduciary duty to determine the appropriate default option for the plan. If the employer or plan trustee selects the Target Date Allocation portfolios (namely, the Target 2015 Allocation portfolio, Target 2025 Allocation portfolio, Target 2035 Allocation portfolio, Target 2045 Allocation portfolio and Target 2055 Allocation portfolio) as the participant default Automatic Investment feature, participants will automatically be placed in the appropriate Target Date Allocation portfolio based on their date of birth and the plan's retirement age. AXA Equitable assumes that 65 is the normal retirement age, unless the employer or plan trustee provides a different age.

AUTOMATIC DEFERRAL INCREASE

Employers or plan trustees can also choose the Automatic Deferral Increase feature. Under this feature, participants' salary deferral percentage will automatically increase each year at a specified percentage until it reaches a maximum deferral percentage. The rate of the annual increase and the maximum deferral percentage is mandated by the terms of the plan.

Participants who want to opt out of any or all of these features can do so by visiting our website at www.axa.com. Participants whose contributions have been allocated to the default option can transfer their account value to other investment options available under the MOMENTUMSM contract as described in the section entitled "Transferring your money among investment options" later in this prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options are the variable investment options and the guaranteed interest option.

VARIABLE INVESTMENT OPTIONS

Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
THE EMPLOYER OR PLAN TRUSTEE, AS APPLICABLE, CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a (check mark) under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses.

                        CONTRACT FEATURES AND BENEFITS

This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER (OR
 TRUST -                                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class B     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation.                                    Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class B     Seeks to achieve a high level of current     .   AXA Equitable      (check mark)
  ALLOCATION                      income.                                          Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA                   Class B     Seeks to achieve current income and          .   AXA Equitable      (check mark)
  CONSERVATIVE-PLUS               growth of capital, with a greater                Funds Management
  ALLOCATION                      emphasis on current income.                      Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE          Class A     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income.                 Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class B     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income, with a          Funds Management
                                  greater emphasis on capital appreciation.        Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class A     Seeks to achieve high total return through   .   AXA Equitable
  MULTI-SECTOR BOND               a combination of current income and              Funds Management
                                  capital appreciation.                            Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B     Seeks to achieve long-term growth of         .   AXA Equitable
  CAP GROWTH                      capital.                                         Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B     Seeks to achieve long-term growth of         .   AXA Equitable
  CAP VALUE                       capital.                                         Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2015           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2025           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2035           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2045           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2055           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                          SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY         Class IB    Seeks a combination of growth and          .   Boston Advisors,
  INCOME/(1)/                      income to achieve an above-average and         LLC
                                   consistent total return.
------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO          Class IB    Seeks to achieve capital appreciation.     .   GAMCO Asset
  MERGERS &                                                                       Management, Inc.
  ACQUISITIONS/(2)/
------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL    Class IB    Seeks to maximize capital appreciation.    .   GAMCO Asset
  COMPANY VALUE/(3)/                                                              Management, Inc.
------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY       Class IB    Seeks to track the investment results of   .   BlackRock
  RESPONSIBLE                      the MSCI KLD 400 Social Index.                 Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP       Class IA    Seeks to achieve long-term growth of       .   AllianceBernstein
  GROWTH                           capital.                                       L.P.
                                                                              .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE        Class IB    Seeks to achieve long-term capital         .   ClearBridge
  LARGE CAP GROWTH                 growth.                                        Investments, LLC
------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL     Class IB    Seeks to achieve long-term total return    .   AXA Equitable      (check mark)
  CAP VALUE MANAGED                with an emphasis on risk-adjusted returns      Funds Management
  VOLATILITY                       and managing volatility in the Portfolio.      Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Franklin Advisory
                                                                                  Services, LLC
------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY      Class IB    Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               appreciation with an emphasis on risk-         Funds Management
                                   adjusted returns and managing volatility       Group, LLC
                                   in the Portfolio.                          .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Morgan Stanley
                                                                                  Investment
                                                                                  Management Inc.
                                                                              .   OppenheimerFunds,
                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to achieve long-term growth of       .   AXA Equitable      (check mark)
  CORE MANAGED                     capital with an emphasis on risk-adjusted      Funds Management
  VOLATILITY                       returns and managing volatility in the         Group, LLC
                                   Portfolio.                                 .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   EARNEST Partners,
                                                                                  LLC
                                                                              .   Federated Global
                                                                                  Investment
                                                                                  Management Corp.
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services Company
                                                                                  d/b/a MFS
                                                                                  Investment
                                                                                  Management
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to provide current income and long-  .   AXA Equitable      (check mark)
  VALUE MANAGED                    term growth of income, accompanied by          Funds Management
  VOLATILITY                       growth of capital with an emphasis on          Group, LLC
                                   risk-adjusted returns and managing         .   BlackRock
                                   volatility in the Portfolio.                   Investment
                                                                                  Management, LLC
                                                                              .   Northern Cross,
                                                                                  LLC
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                          SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE   Class IB    Seeks to achieve capital growth.           .   Janus Capital
                                                                                  Management LLC
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE     Class IB    Seeks to achieve long-term growth of       .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-adjusted      Funds Management
                                   returns and managing volatility in the         Group, LLC
                                   Portfolio.                                 .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Capital Guardian
                                                                                  Trust Company
                                                                              .   Thornburg
                                                                                  Investment
                                                                                  Management, Inc.
                                                                              .   Vaughan Nelson
                                                                                  Investment
                                                                                  Management
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP          Class IB    Seeks to provide long-term capital growth  .   AXA Equitable      (check mark)
  GROWTH MANAGED                   with an emphasis on risk-adjusted returns      Funds Management
  VOLATILITY                       and managing volatility in the Portfolio.      Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   HS Management
                                                                                  Partners, LLC
                                                                              .   Loomis, Sayles &
                                                                                  Company, L.P.
                                                                              .   Polen Capital
                                                                                  Management, LLC
                                                                              .   T. Rowe Price
                                                                                  Associates, Inc.
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE    Class IA    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-adjusted      L.P.
                                   returns and managing volatility in the     .   AXA Equitable
                                   Portfolio.                                     Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services Company
                                                                                  d/b/a MFS
                                                                                  Investment
                                                                                  Management
------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES      Class IB    Seeks to achieve capital appreciation.     .   Loomis, Sayles &
  GROWTH                                                                          Company, L.P.
------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE      Class IB    Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               appreciation with an emphasis on risk          Funds Management
                                   adjusted returns and managing volatility       Group, LLC
                                   in the Portfolio.                          .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Diamond Hill
                                                                                  Capital
                                                                                  Management, Inc.
                                                                              .   Wellington
                                                                                  Management
                                                                                  Company, LLP
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                            SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Class IB    Seeks to achieve capital appreciation and    .   BlackRock
  VALUE EQUITY                     secondarily, income.                             Investment
                                                                                    Management, LLC
------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Class IB    Seeks to achieve long-term growth of         .   Capital Guardian
  RESEARCH                         capital.                                         Trust Company
------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Class IA    Seeks to achieve a total return before       .   AllianceBernstein
  INDEX                            expenses that approximates the total             L.P.
                                   return performance of the Russell 3000(R)
                                   Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Class IB    Seeks to achieve a total return before       .   SSgA Funds
                                   expenses that approximates the total             Management, Inc.
                                   return performance of the Barclays U.S.
                                   Intermediate Government/Credit Bond
                                   Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Barclays U.S. Intermediate
                                   Government/Credit Bond Index.
------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Class IA    Seeks to achieve a total return before       .   AllianceBernstein
                                   expenses that approximates the total return      L.P.
                                   performance of the Standard & Poor's 500
                                   Composite Stock Price Index, including
                                   reinvestment of dividends, at a risk level
                                   consistent with that of the Standard &
                                   Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS    Class IB    Seeks to achieve capital growth and          .   AXA Equitable
                                   current income.                                  Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   First
                                                                                    International
                                                                                    Advisors, LLC
                                                                                .   Wells Capital
                                                                                    Management, Inc.
------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Class IA    Seeks to achieve a total return before       .   AXA Equitable
  GOVERNMENT BOND                  expenses that approximates the total             Funds Management
                                   return performance of the Barclays U.S.          Group, LLC
                                   Intermediate Government Bond Index,          .   SSgA Funds
                                   including reinvestment of dividends, at a        Management, Inc.
                                   risk level consistent with that of the
                                   Barclays U.S. Intermediate Government
                                   Bond Index.
------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IA    Seeks to achieve a total return (before      .   AllianceBernstein
  EQUITY INDEX                     expenses) that approximates the total            L.P.
                                   return performance of a composite index
                                   comprised of 40% DJ Euro STOXX 50
                                   Index, 25% FTSE 100 Index, 25% TOPIX
                                   Index, and 10% S&P/ASX 200 Index,
                                   including reinvestment of dividends, at a
                                   risk level consistent with that of the
                                   composite index.
------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK    Class IB    Seeks to achieve capital growth and          .   Invesco Advisers,
                                   income.                                          Inc.
------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE      Class IB    Seeks to achieve long-term capital           .   J.P. Morgan
  OPPORTUNITIES                    appreciation.                                    Investment
                                                                                    Management Inc.
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 1000(R)
                                   Growth Index, including reinvestment of
                                   dividends at a risk level consistent with
                                   that of the Russell 1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IB    Seeks to achieve a total return before      .   SSgA Funds
  INDEX                            expenses that approximates the total            Management, Inc.
                                   return performance of the Russell 1000(R)
                                   Value Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Russell 1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------
EQ/MFS                 Class IB    Seeks to achieve capital appreciation.      .   Massachusetts
  INTERNATIONAL                                                                    Financial
  GROWTH                                                                           Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX       Class IB    Seeks to achieve a total return before      .   SSgA Funds
                                   expenses that approximates the total            Management, Inc.
                                   return performance of the Standard &
                                   Poor's Mid Cap 400 Index, including
                                   reinvestment of dividends, at a risk level
                                   consistent with that of the Standard &
                                   Poor's Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/   Class IA    Seeks to obtain a high level of current     .   The Dreyfus
                                   income, preserve its assets and maintain        Corporation
                                   liquidity.
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA         Class IB    Seeks to generate a return in excess of     .   Pacific
  SHORT BOND                       traditional money market products while         Investment
                                   maintaining an emphasis on preservation         Management
                                   of capital and liquidity.                       Company LLC
-----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS   Class IA    Seeks to achieve high current income        .   AllianceBernstein
                                   consistent with moderate risk to capital.       L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY       Class IB    Seeks to replicate as closely as possible   .   AllianceBernstein
  INDEX                            (before expenses) the total return of the       L.P.
                                   Russell 2000(R) Index.
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE       Class IB    Seeks to achieve long-term capital          .   T. Rowe Price
  GROWTH STOCK                     appreciation and secondarily, income.           Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND      Class IB    Seeks to achieve total return through       .   UBS Global Asset
  INCOME                           capital appreciation with income as a           Management
                                   secondary consideration.                        (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  AGGRESSIVE EQUITY                capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   ClearBridge
                                                                                   Investments, LLC
                                                                               .   Scotia
                                                                                   Institutional
                                                                                   Asset Management
                                                                                   US, Ltd.
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
                                                                               .   Westfield Capital
                                                                                   Management
                                                                                   Company, L.P.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE      Class IB    Seeks to achieve a balance of high current  .   AXA Equitable
  BOND                             income and capital appreciation,                Funds Management
                                   consistent with a prudent level of risk.        Group, LLC
                                                                               .   BlackRock
                                                                                   Financial
                                                                                   Management, Inc.
                                                                               .   DoubleLine
                                                                                   Capital L.P.
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
                                                                               .   SSgA Funds
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  CAP GROWTH                       capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Franklin
                                                                                   Advisers, Inc.
                                                                               .   Wellington
                                                                                   Management
                                                                                   Company, LLP
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of        .   AXA Equitable
  CAP VALUE                        capital.                                        Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Diamond Hill
                                                                                   Capital
                                                                                   Management, Inc.
                                                                               .   Lord, Abbett &
                                                                                   Co. LLC
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IB    Seeks to achieve long-term growth of  .   Allianz Global
  TECHNOLOGY                       capital.                                  Investors U.S. LLC
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   SSgA Funds
                                                                             Management, Inc.
                                                                         .   Wellington
                                                                             Management
                                                                             Company, LLP
-----------------------------------------------------------------------------------------------------------


(*)This information reflects the variable investment option's name change effective on or about May 19, 2017, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about May 19, 2017. The number in the "FN" column corresponds with the number contained in the table above.



--------------------------------------------
 FN   VARIABLE INVESTMENT OPTION NAME
--------------------------------------------
 (1)  EQ/Boston Advisors Equity Income
--------------------------------------------
 (2)  EQ/GAMCO Mergers and Acquisitions
--------------------------------------------
 (3)  EQ/GAMCO Small Company Value
--------------------------------------------





(+)The Board of Trustees of EQ Advisors Trust approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 528-0204.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective annual interest rates, but before deduction of annual administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

For the MOMENTUMSM program, we set quarterly "current" rates. The current rate applies to the entire amount you have in the guaranteed interest option during the calendar quarter for which it is declared. This calendar quarter is referred to as the "interest guarantee period." We may change the duration of future interest guarantee periods, but no interest guarantee period will exceed one year. We may assign different current rates based on when we receive contributions. We may assign different current and yearly guaranteed rates to different plans based upon when the plan became enrolled in the MOMENTUMSM program.

A plan will be considered enrolled in the MOMENTUMSM program as of the earliest participation date that applies to a participant in that plan. All participants within the same plan will be subject to the same interest rates. Plans that converted from our EQUI-VEST(R) Corporate Trusteed contract to MOMENTUMSM will be considered in the same group of participants or class, regardless of the date of the plan's enrollment under EQUI-VEST(R).


The yearly guaranteed interest rate is 3% for 2017 (4% for participants in plans that converted to MOMENTUMSM from our EQUI-VEST(R) Corporate Trusteed contract). The yearly guaranteed interest rate will never be less than the minimum contract guarantee of 3%, or 4% for participants in plans that converted to MOMENTUMSM from our EQUI-VEST(R) Corporate Trusteed contract. Current rates will never be less than the yearly guaranteed interest rate. At least 15 days before the beginning of a calendar year, we will notify you in writing of the guaranteed interest rate for the next year.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time. Selections are made at the time of application, but may be changed subject to our rules in effect at the time.

If any one of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond, Charter/SM/ Multi-Sector Bond, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index or EQ/PIMCO Ultra Short Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any of the above-listed options are selected, certain restrictions may apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this prospectus. Lastly, if none of the above-listed investment options is selected, the guaranteed interest option as an investment option must be elected as a funding option.

See Appendix I at the end of this prospectus for information regarding investment choices available under "Original certificates."

ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will provide the allocation percentages. In trustee-directed plans, the plan trustee will provide the percentages. Allocation percentages that are provided will be used for all contribution sources (employee and employer). Contributions from participants in plans using the Save 1-2-3 program are allocated automatically to the default investment option specified by the employer or plan trustee, until the participant provides alternate allocation instructions.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

You, as a participant, should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner a participant can use the VRU or Internet access to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

If a partial or full withdrawal is made, or if the contract owner terminates a plan's participation in the MOMENTUMSM program, participant retirement account values will be reduced by any withdrawal charge that applies.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions,

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges),

(iii)decreased to reflect a loan or increased to reflect a loan repayment, or

(iv)increased to reflect a transfer into or decreased to reflect a transfer out of an investment option.

In addition, when we deduct the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and the charges we deduct.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the MOMENTUMSM contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Automatic asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.

You may make transfer requests by filing a request form to transfer with your employer or plan trustee to be forwarded to our processing office. You can also use our VRU or Internet access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.

If your employer elects to fund your plan with the guaranteed interest option and any of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond, Charter/SM/ Multi-Sector Bond, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index, EQ/Money Market or EQ/PIMCO Ultra Short Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is the greater of (i) and (ii) below, or, if greater, (iii) if applicable.

(i)25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter.

(ii)the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

(iii)If the employer or plan trustee, as applicable, has made an allocation to the guaranteed interest option on your behalf as a result of the mass transfer of assets to the MOMENTUM contract from another funding vehicle, you may transfer, for the "transfer period" in which the allocation occurred, up to 25% of the amount held in the guaranteed interest option on your behalf as of the date of the allocation.

We will not permit transfers between the guaranteed interest option and the other investment option (i) after we receive a request for a withdrawal from the guaranteed interest option in connection with a contract termination, or
(ii) for 90 days after we receive notice of a plan termination (except for transfers already being made under an automatic transfer option). After the end of the 90 days described in (ii), the transfer limitation described above will go into effect for transfers where your employer's plan is funded with any of the investment options included in that description. If your employer's plan is not funded with any of such investment options, then at the end of the 90 days described in (ii), the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is 25% of the amount you had in the guaranteed investment option as of the last day of such 90 day period.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

--------------------------------------------------------------------------------
A TRANSFER PERIOD IS THE CALENDAR QUARTER IN WHICH THE TRANSFER REQUEST IS MADE AND THE PRECEDING THREE CALENDAR QUARTERS.
--------------------------------------------------------------------------------

Generally, this means that unless (iii) above applies, new participants will not be able to transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

See Appendix I at the end of this prospectus for transfer restrictions under "Original certificates."

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time. Our current transfer restrictions are set forth in the "Disruptive transfer activity" in section below.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract owner/participant is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/ participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/ participants. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner/ participant.

Contract owners/participants should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/ participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options and the guaranteed interest option which your employer has

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS selected for your plan. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form telling us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually or annually).

While your rebalancing program is in effect, we will transfer amounts among each investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Please note that the allocation percentages used for this program will also be used as your allocation percentages for future contributions.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL AND/OR FINANCIAL ADVISER BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option, which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59 1/2), federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus.

While you have a loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value.

INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semiannual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected, then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUMSM contract if a participant's:

..   plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this prospectus) permits it and the contract owner elects to make this option available to participants;

..   retirement account value is not subject to a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus; and

..   account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account vehicle is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.

FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Plan and Trust, the Pooled Trust and the Governmental Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the plan "default option." The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

See Appendix I at the end of this prospectus for the default option under "Original certificates."

Ex-participants returning to active service would have their forfeiture account returned to them as a contribution account as their plan permits. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

PLAN LOANS

The contract permits your employer, or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or IRS pre-approved plan document depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUMSM program may also transfer outstanding plan loans to the contract. We call these "takeover loans." We will allocate repayments of loans to the investment option elected on the takeover loan form.

Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

                             ACCESSING YOUR MONEY

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loan. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. See "Additional loan provisions" in the SAI and "Tax information" later in this prospectus.

While you have a plan loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value. See "Plan loan charges" under "Charges and expenses" later in this prospectus for a description of charges associated with plan loans.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. PARTICIPANTS SHOULD SEND PLAN LOAN REPAYMENTS TO THE PLAN ADMINISTRATOR AND NOT TO AXA EQUITABLE. All plan loan payments made by the plan administrator to us must be made by ACH transfers, check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this prospectus.

If permitted by the plan, you may prepay a plan loan in whole or in part at any time by using a certified check or money order. No personal checks are accepted. We will apply any payments we receive to interest first, and principal second. Plan loan repayments will be allocated to the investment options according to instructions we receive on the loan request form.

A plan loan will be considered in default if:

..   we do not receive the amount of any scheduled repayment within 90 days of its due date,

..   the participant dies, or

..   participation under the contract terminates and the plan does not allow for repayment after separation from service.

We may treat the plan loan principal as a withdrawal subject to the withdrawal charge.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to an annuity payout option, payment of a death benefit or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.

YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUMSM offers you several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan. The distribution will be in the form of a life annuity or another form offered by us at the time. We reserve the right to remove or change these annuity payout options, other than the life annuity, or to add another payout option at any time.

------------------------------------------------------------
Fixed annuity payout               .   Life annuity
  options                          .   Life annuity with
                                       period certain
                                   .   Life annuity with
                                       refund certain
                                   .   Period certain
                                       annuity
                                   .   Qualified joint and
                                       survivor life
------------------------------------------------------------
Variable Immediate Annuity         .   Life annuity (not
  payout options (as described in      available in
  a separate prospectus for this   .   New York)
  option)                          .   Life annuity with
                                       period certain
                                   .   Qualified joint and
                                       survivor life
------------------------------------------------------------

ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death. If you choose this payout

                             ACCESSING YOUR MONEY
   option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the end of a selected period of time ("period certain"), provides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

..   QUALIFIED JOINT AND SURVIVOR LIFE ANNUITY: An annuity that guarantees lifetime income to a participant and, after a participant's death, continuation of income to their surviving spouse. Generally, unless married participants elect otherwise with the written consent of the participant's spouse, this will be the normal form of annuity payment for plans such as the Plan and Trust.


The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We may offer other payout options not outlined here. AXA Equitable's financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUMSM contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase the annuity must be at least $3,500. You, the participant, choose whether these payments will be either fixed or variable. Once you have selected a payout option and payments have begun, no change can be made.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen; and

(3)in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

--------------------------------------------------------------------------------
YOU, THE PARTICIPANT, ARE THE ANNUITANT (OR MEASURING LIFE) FOR DETERMINING PAYMENTS.
--------------------------------------------------------------------------------

MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70 1/2

Under federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70 1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70 1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If you, the participant, take less than the required minimum distribution in any year, you could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).

AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help you, the participant, meet the lifetime required minimum distributions under federal income tax rules. If you elect the automatic minimum withdrawal option, we will withdraw the amount that the federal income tax rules require you to withdraw from your retirement account value. We calculate the amount to be withdrawn under this option based on the information you give us, the various choices you make and certain assumptions. We assume that the funds you hold under your certificate are the only funds subject to the required minimum distributions. We are not responsible for errors that result from inaccuracies of information you provide. We describe the choices you can make in the SAI.

You may elect the automatic minimum withdrawal option if you, the participant, are at least age 70 1/2 and have a retirement account value of at least $3,500. You can elect the automatic minimum withdrawal option by filing the proper election form with your employer.

You may discontinue the automatic minimum withdrawals program at any time, upon notice to us. Generally, electing this option does not restrict you from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if you have an outstanding loan.

The minimum amount that you may receive under this option is $300, or your retirement account value, whichever is less. We will also deduct any withdrawal charges that apply.

                             ACCESSING YOUR MONEY

5. The MOMENTUMSM program

--------------------------------------------------------------------------------

This section explains the MOMENTUMSM Program in further detail. It is intended for employers who wish to enroll in the MOMENTUMSM Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUMSM Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUMSM Program (other than the variable investment options) such as the Plan and Trust, the Pooled Trust, Governmental Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUMSM Program.

The MOMENTUMSM program offers, according to the terms of either the Plan and Trust, the Pooled Trust or the Governmental Trust, a group variable annuity contract as a funding vehicle for employers who sponsor qualified retirement plans. Defined contribution plans provide for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUMSM contract is a suitable funding vehicle for your qualified retirement plan. You should read this prospectus and the MOMENTUMSM contract before entering into the contract.

PLAN AND TRUST

As an employer, subject to AXA Equitable's underwriting requirements, you can use the MOMENTUMSM program to adopt the Plan and Trust, in which case the Trust will be the sole funding vehicle for your plan. The Trust is funded by the MOMENTUMSM contract.

The Plan and Trust consists of IRS pre-approved defined contribution plans, all of which use the same basic plan document. They include:

..   a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the (Code)); and

..   a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The plans are all participant-directed. That means the plan participants choose which variable investment options to use for the investment of their plan accounts from those options selected by the plan. The plans are designed to meet the requirements of Section 404(c) under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). However, as an employer, you are responsible for making sure the variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") regulation under
Section 404(c). See "Certain rules applicable to plans designed to comply with
Section 404(c) of ERISA" under "Tax information" later in this prospectus.

If you adopt the Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Plan and Trust.

POOLED TRUST

If you want to use your own individually designed or a prototype qualified defined contribution plan, you may adopt the Pooled Trust as a funding vehicle. The Pooled Trust is for investment only. You may use it as your plan's only funding vehicle or in addition to other funding vehicles. The same group variable annuity contract (i.e., the MOMENTUMSM contract) is used under the Pooled Trust and the Plan and Trust.

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you adopt the Pooled Trust, only the basic plan recordkeeping option is available. However, we may offer to perform additional plan record-keeping services for an additional charge. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

GOVERNMENTAL TRUST

The Governmental Trust is available for qualified defined contribution government plans described in Section 414(d) of the Code ("Section 414(d)"). A governmental unit which is a State, a political subdivision of a State or any agency or instrumentality of a State must adopt a Section 414(d) plan and sign a participation agreement with us. If you adopt the Governmental Trust, only the basic plan recordkeeping option is available. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

TRUSTEE

Reliance Trust Company currently is the trustee under both the Pooled Trust and the Plan and Trust. The Plan and Trust and the Pooled Trust will not be available in certain states where the MOMENTUM/SM/ contract may only be issued directly to the employer or plan trustee. Employers will not be able to use our full-service plan recordkeeping option in those states.

Reliance Trust Company currently is the trustee of the Governmental Plan's Trust. Employers using the Governmental Plan's Trust will not be able to use our full-service plan.

The sole responsibility of Reliance Trust Company is to serve as a party to the MOMENTUM/SM/ contract. Neither has any responsibility for the administration of the MOMENTUM/SM/ program or for any distributions or duties under the MOMENTUM/SM/ contract.

                            THE MOMENTUMSM PROGRAM

EMPLOYER'S RESPONSIBILITIES

If you elect the full-service recordkeeping option, your responsibilities relating to the administration and qualification of your plan will include:

..   sending us contributions at the proper time;

..   determining the amount of all contributions for each participant;

..   maintaining all personnel records necessary for administering your plan;

..   determining who is eligible to receive benefits;

..   forwarding all forms to us that the employees are required to submit;

..   arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

..   arranging to have our prospectuses distributed;

..   filing an annual information return for your plan with the IRS, if required;

..   providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

..   selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

..   meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of your plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or an IRS pre-approved plan already have most of these responsibilities; therefore, adopting the Pooled Trust or Governmental Trust will not increase such responsibilities.

ADOPTING THE MOMENTUMSM PROGRAM

To adopt the Plan and Trust, you, as the employer, must complete and sign a participation agreement, and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. To adopt the Governmental Trust, the employer must execute the Governmental Trust participation agreement.

Your financial professional can help you complete the participation agreement and the application for the MOMENTUMSM contract. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUMSM contract. We reserve the right to amend the MOMENTUMSM contract without the consent of any other person to comply with any laws and regulations that may apply.

Return your completed Pooled Trust or Governmental Trust participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the MOMENTUMSM contract.

                            THE MOMENTUMSM PROGRAM

6. Plan recordkeeping services

--------------------------------------------------------------------------------

We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Plan and Trust.

BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

..   accounting by participant;

..   accounting by source of contributions;

..   plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

..   provision of annual Form 5500 Schedule A report information for use in the plan's annual Form 5500 report to DOL;

..   plan loan processing, if applicable; and

..   1099-R for defaulted loans.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with AXA Equitable. The written agreement specifies the fees for this service.

FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

..   Plan and Trust documents approved by the IRS;

..   assistance in interpreting the Plan and Trust, including plan installation and ongoing administrative support;

..   assistance in annual reporting with the IRS and the DOL;

..   performance of vesting calculations;

..   performance of special nondiscrimination tests applicable to Code
    Section 401(k) plans;

..   tracking of hardship withdrawal amounts in Code Section 401(k) plans;

..   direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS; and

..   1099-R for defaulted loans.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.

                          PLAN RECORDKEEPING SERVICES

7. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

..   A mortality and expense risks charge.

..   An expense charge.

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

..   A quarterly administrative charge.

..   A withdrawal charge when you make certain withdrawals.

..   A loan set-up charge when a plan loan is made.

..   A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

..   Charges at the time annuity payments begin -- charges for state premium and other applicable taxes.

We also bill the employer directly an annual charge for plan record-keeping services. More information about these charges appears below.

CHARGES UNDER THE CONTRACT

CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options, of which 0.65% is for mortality risks and expense risks and 0.84% is for other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.34% for all other variable investment options, of which 0.50% is for mortality risks and expense risks and 0.84% is for other expenses (0.60% of the charge for other expenses is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the quarterly administrative charges described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contract).

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 ($30 annually) or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option and the guaranteed interest option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How We Deduct The MOMENTUMSM Quarterly Administrative Charge" in the SAI.

There is currently no charge for any calendar quarter in which the retirement account value plus any active loan is at least $25,000 as of the last business day of that quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase. We may also reduce this charge under certain circumstances. See "Charge reductions under special circumstances" in this section.

You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 11 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.

CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. The $300 charge is not imposed on plans that converted to the MOMENTUMSM contract from our EQUI-VEST(R) Corporate Trusteed contract. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We charge a $25 checkwriting fee for each check drawn under this service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.

WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract.

A withdrawal charge may apply in three circumstances:

(1)withdrawals in excess of the 10% free withdrawal amount during a participation year,

(2)upon a full withdrawal of a participant's retirement account value, or

(3)termination of the MOMENTUMSM contract.

                             CHARGES AND EXPENSES

In order to give the exact dollar amount of the withdrawal request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations or full withdrawals, we will pay the plan the greater of the following up to a maximum of the retirement account value:

..   the retirement account value after any withdrawal charge has been imposed,
    or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn minus any active loan plus 94% of (a) the remaining retirement account value, and (b) any active loan, minus (c) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested for the longest period as having been withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. Active loans do not include take-over loans for this purpose.

The withdrawal charge does not apply in the circumstances described below, under "We will waive the withdrawal charge if:".

10% FREE WITHDRAWAL AMOUNT. Subject to plan provisions and contract owner authorization each participation year, no withdrawal charge will be applied in which the amount withdrawn is less than or equal to 10% of the participant's retirement account value (including loans) at the time the withdrawal is requested, minus any amount previously withdrawn during that participation year (including any defaulted loan amounts and forfeited amounts). This 10% portion is called the free withdrawal amount.

If you, as the employer, have transferred your plan assets to the MOMENTUMSM program from another qualified plan and we have not yet received from you the allocation of values among participants, we will treat the total amount we hold as one retirement account value. Withdrawals from this retirement account value will not have the benefit of a free withdrawal amount. However, once the amount we hold is allocated among the various participants, withdrawals will have the benefit of the free withdrawal amount.

FORFEITED RETIREMENT ACCOUNT VALUE. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. We will waive the balance of the withdrawal charge at that time. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the MOMENTUMSM contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.

WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

..   the amount withdrawn is applied to the election of a life annuity payout option;

..   you, the participant, die;

..   you, the participant, have been a participant for at least five participation years and are at least age 59 1/2;

..   you, the participant, are at least age 59 1/2 and have separated from service (regardless of the number of participation years);

..   the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

..   the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

..   the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such mistake of fact contributions were made and any earnings that apply to such contributions are not included in such withdrawal;

..   the amount withdrawn is a request for a refund of contributions made due to an automatic investment, provided the withdrawal is made within 90 days of the date of the participant's initial contribution pursuant to the terms of the Code;

..   the amount withdrawn is a request for a refund of contributions disallowed as a deduction by the employer for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance of the deduction has occurred and no earnings attributable to such contributions are included in such withdrawal; or

..   the amount withdrawn is a withdrawal for disability as defined in
    Section 72(m) of the Code.

There is no withdrawal charge on conversions from an EQUI-VEST(R) Corporate Trusteed contract to a MOMENTUMSM contract. For participants in plans that converted to MOMENTUMSM from our EQUI-VEST(R) Corporate Trusteed contract, for purposes of the withdrawal charge, the contribution date is the same contribution date as under the EQUI-VEST(R) Corporate Trusteed contract relating to that participant. For example, if an EQUI-VEST(R) Corporate Trusteed contract was purchased on behalf of a participant on June 1, 1987 with a single $5,000 contribution, we will continue to treat the $5,000 contribution as made on June 1, 1987 under the MOMENTUMSM contract.

PLAN LOAN CHARGES

We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has

                             CHARGES AND EXPENSES
neither been repaid nor considered distributed under Section 72(p) of the Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per quarter record- keeping charge (but not the $25 set-up charge) will apply to takeover loans and to loans converted from EQUI-VEST(R) Corporate Trusteed contracts to MOMENTUMSM.

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

We will assess a withdrawal charge against any defaulted loan amount as described above under "Withdrawal charge."

LIMITATION ON CHARGES FOR CERTAIN VARIABLE INVESTMENT OPTIONS

Under the terms of the MOMENTUMSM contract, for the Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options, the aggregate amount of the Separate Account A charges imposed for those options, and the charges for investment advisory fees and the direct operating expenses of the corresponding portfolios of the Trusts, may not exceed a total annual rate of 1.75% of the value of the assets held in those options for the MOMENTUMSM contract.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.

                             CHARGES AND EXPENSES

8. Payment of death benefit


--------------------------------------------------------------------------------

DEATH BENEFIT AMOUNT

In general, the death benefit is equal to the greater of:

..   the retirement account value, and

..   the "minimum death benefit."

The minimum death benefit equals all contributions made, less withdrawals of contributions (including loans that default upon death). For example, assume that a $1,000 contribution is made, and that the contribution earns $1,000 (for a balance of $2,000). A $1,500 withdrawal is then made, leaving a balance of $500. Assume that a new $500 contribution is subsequently made. If the participant subsequently dies, the minimum death benefit will be $500 because there was a $500 contribution that had not been withdrawn, borrowed or forfeited.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your retirement account value as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the participant dies while a loan is outstanding, the loan will automatically default and be subject to federal income tax as a plan distribution. We will treat this defaulted loan as a withdrawal for purposes of calculating the minimum death benefit. Defaulted takeover loans will not, however, be considered withdrawals for this purpose.

DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1)A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin by December 31 of the year following death, or

(2)if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to December 31 of the year the participant would have turned age 70 1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.

Under the MOMENTUMSM contract, on the day we receive proof of death, we automatically transfer the participant's retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this prospectus. We are not responsible for any beneficiary change request that we do not receive.

BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a)receive the death benefit in a single sum,

(b)apply the death benefit to an annuity payout option we offer,

(c)apply the death benefit to provide any other form of benefit payment we offer,

(d)have the death benefit directly rolled over to a new traditional inherited IRA established on behalf of the beneficiary in specified circumstances, or

(e)have the death benefit credited to an account under the MOMENTUMSM contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.

If the beneficiary elects the last option then:

(1)the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules;

(2)we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account; and

(3)if the beneficiary dies prior to taking a distribution of his or her entire account, the beneficiary of the deceased beneficiary will be entitled to a death benefit as though the deceased beneficiary were a participant, based on the deceased beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time, and federal income tax rules.

                           PAYMENT OF DEATH BENEFIT

9. Tax information



--------------------------------------------------------------------------------

OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

..   participation, vesting and funding;

..   nondiscrimination;

..   limits on contributions and benefits;

..   distributions;

..   penalties;

..   duties of fiduciaries;

..   prohibited transactions; and

..   withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.


This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment. Congress may also consider proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax aspects of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401 ("qualified plan"). You should be aware that using an annuity contract as the funding vehicle for a qualified plan does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, availability of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase this annuity contract.

                                TAX INFORMATION

THE PROVISIONS OF THE CODE AND ERISA ARE HIGHLY COMPLEX. FOR COMPLETE INFORMATION ON THESE PROVISIONS, AS WELL AS ALL OTHER FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS, QUALIFIED LEGAL AND TAX ADVISERS SHOULD BE CONSULTED.

TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for working owners and employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible, if not returned (with earnings allocable to the contribution) to the employer within two and a half months after the end of the plan year, are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $54,000 or 100% of the compensation or earned income for each participant. In 2017, the employer may not consider compensation in excess of $270,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.


A qualified plan may allow the participant to direct the employer to make contributions by entering into a salary reduction agreement with the employer under Section 401(k) of the Code ("elective deferrals"). The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1)reaching age 59 1/2,

(2)death,

(3)disability,

(4)certain business dispositions and plan terminations, or

(5)termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $18,000 in 2017 under all salary reduction arrangements with all employers in which the individual participates.

Participants who are at least age 50 at any time during 2017 can make an additional $6,000 of "catch-up" elective deferrals if their plan so permits.


Elective deferral contributions are generally made on a pre-tax basis. If the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions," which are made on an post-tax basis to the 401(k) arrangement.

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.

A qualified plan (other than certain governmental plans to which non-discrimination rules do not apply) must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) feature is in the plan, which provides for employer matching contributions, employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $120,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature, which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to
(a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to non-discrimination testing on the salary deferral and matching contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing those contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is under $100, the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.

                                TAX INFORMATION

TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of a participant's retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, when a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

DESIGNATED ROTH CONTRIBUTION ACCOUNT

Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. A nonqualified distribution from a designated Roth contribution account is treated as part return of basis, part earnings on pro rata basis.

If the post-tax contributions are in a "designated Roth account" under a 401(k) plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth post-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 401(k) plan.

"IN-PLAN" ROTH CONVERSIONS

If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth post-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth post-tax amount so converted.

A plan may allow an internal direct transfer from a pre-tax or non-Roth post-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. Although the transfer would be taxable, it is not clear that withdrawals would be permitted from the designated Roth account under the plan. Additional IRS guidance will be required to implement this provision.

INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan. The IRS has issued guidance on the allocation between pre-tax and post-tax amounts. See the discussion under "Eligible rollover distributions" below.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of post-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be included in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) dies prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.

ELIGIBLE ROLLOVER DISTRIBUTIONS


Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over to another "eligible retirement plan" which will accept the rollover. Eligible retirement plans include qualified plans, individual retirement arrangements ("IRAs"), Section 403(b) plans, and governmental employer Section 457(b) plans. Eligible rollover distributions may also be rolled over to another eligible retirement plan within 60 days of the receipt of the distribution, but the distribution will be subject to mandatory 20% federal income tax withholding if the distribution is not directly rolled over. If the eligible rollover distribution is directly rolled over, there is no mandatory 20% federal income tax withholding. Eligible rollover distributions to employees under age 59 1/2 may be subject to an additional 10% federal income tax penalty if the distribution is not rolled over. After 2015, eligible rollover distributions from qualified plans may also be rolled over to a SIMPLE IRA. We anticipate that regulatory guidance will be necessary before we implement rollovers into SIMPLE IRAs. An employee's surviving spouse beneficiary may also roll over an eligible rollover distribution to another eligible retirement plan under certain circumstances. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain

                                TAX INFORMATION
circumstances. Distributions from a qualified plan can also be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The IRS has issued ordering rules and related guidance on allocation between pre-tax and post-tax amounts on distributions from the plan before annuity payments start, including distributions to be made to multiple destinations, and the effect of direct rollovers. This guidance indicates that all disbursements from the plan that are "scheduled to be made at the same time" are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans.

The guidance generally requires that the pre-tax amount for the aggregated distribution is first assigned to the amount directly rolled over to one or more eligible retirement plans (so that the pre-tax amount would not be currently taxable). If the recipient wants to divide the direct rollover amount among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. (We expect to have forms for this choice.)

If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.) The guidance further indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income. Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is a post-tax amount.

This guidance clarifies that a plan participant can use rollovers to separate the pre-tax and post-tax amounts of a distribution. For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth post-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth post-tax contributions could be rolled over to a Roth IRA.

To the extent a distribution is rolled over, it remains tax deferred. However, see "In-plan Roth conversions" earlier in this section.

Distributions not rolled over directly are subject to 20% mandatory withholding and the distribution may be subject to the premature penalty tax. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

..   one of a series of substantially equal periodic payments made (not less frequently than annually):

   (a)for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

   (b)for a specified period of ten years or more.

..   a hardship withdrawal;

..   any distribution to the extent that it is a required distribution under
    Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

..   certain corrective distributions in plans subject to Sections 401(k),
    401(m), or 402(g) of the Code;

..   loans that are treated as deemed distributions under Section 72(p) of the
    Code;

..   costs of life insurance protection for participants;

..   dividends paid on employer securities as described in Section 404(k) of the
    Code; and

..   a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

Amounts attributable to "designated Roth contributions" under a 401(k) plan may be rolled over to another designated Roth contribution separate account under a 401(k) plan or to a Roth IRA. They cannot be rolled over to a non-Roth post-tax contribution account under a 401(k) plan.

If there is a mandatory distribution provision in the employer's plan for certain small amounts, such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan. The specified exceptions are for:

(a)distributions made on account of the participant's death or disability;

(b)distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)distributions due to separation from active service after age 55; and

(d)distributions used to pay certain extraordinary medical expenses.

Please note that it is a participant's responsibility to claim the penalty exception on his or her own income tax return and to document eligibility for the exception to the IRS.

FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another eligible retirement plan, including a qualified plan, an annuity contract under Section 403(b) of the Code, an eligible governmental employer plan under Section 457 of the Code or IRA (traditional or Roth). See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate

                                TAX INFORMATION
of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, a recipient may elect out of state income tax withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans must be made according to rules in the Code and Treasury Regulations and the terms of the plan, and generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70 1/2 (or retires from service with the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70 1/2 even if they are still working. Distributions can generally be made:

(1)in a lump sum payment,

(2)over the life of the participant,

(3)over the joint lives of the participant and his or her designated beneficiary,

(4)over a period not extending beyond the life expectancy of the participant, or

(5)over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM/SM /contracts because of the type of benefits provided under the contract.

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death. An exception is if payments to a designated beneficiary begin by December 31 of the year following the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until December 31 of the year date that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

SPOUSAL REQUIREMENTS

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

MANDATORY DISTRIBUTION

The Department of Labor has issued regulations providing for a "safe harbor" for the Code's requirement of the automatic rollover of mandatory distributions, which may include prior rollover contributions from retirement plans. Please consult your tax adviser regarding these rules.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

..   with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

                                TAX INFORMATION

..   in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

..   all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

..   the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance;

..   only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

..   loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

..   each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

..   some plans provide that the participant's spouse must consent in writing to the loan; and

..   plan loans can be made to sole proprietors, partners and S Corporation owners under the same terms and conditions provided in the Code.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUMSM shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax rules, AXA Equitable does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.

AXA Equitable is entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since AXA Equitable is the owner of the assets from which tax benefits may be derived.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA


Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries may be relieved of liability for any investment loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with
Section 404(c) and the DOL regulation thereunder, the plan participant can make, and is responsible for the results of, his or her own investment decisions.


Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUMSM program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).

                                TAX INFORMATION

10. More information


--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8)to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify MOMENTUMSM contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any retirement account value, annuity benefit or other accrued rights or benefits.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

                               MORE INFORMATION

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUMSM contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m., Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Any new request to elect automatic asset rebalancing or a change to your existing election will be processed on the day indicated on the properly completed form. Rebalancing will not be done retroactively.

CONTRIBUTIONS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Transfers to or from variable investment options will be made at the value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trust, we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, as applicable, the opportunity to instruct as how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, whichever applies, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote. One effect of proportional voting is that a small number of participants or plan trustees, as applicable, may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as it applies.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to

                               MORE INFORMATION
submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

IRS DISQUALIFICATION

If a retirement plan funded by the MOMENTUMSM contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUMSM program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures or attacks.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 528-0204.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors. AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Financial, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense

                               MORE INFORMATION
allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

                               MORE INFORMATION

Appendix I: Original certificates

--------------------------------------------------------------------------------

Original certificates are MOMENTUMSM certificates under which the MOMENTUMSM employer has not elected to add any new variable investment options. Therefore, only Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market variable investment options are available.

SELECTING YOUR INVESTMENT METHOD. Employers and plan trustees should note that for original certificates, only the guaranteed interest option, Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options are available.

TRANSFERRING THE RETIREMENT ACCOUNT VALUE. The EQ/Money Market option is always available under an original certificate. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under an original certificate.

DEFAULT OPTION FOR THE FORFEITURE ACCOUNT. We allocate amounts in the forfeiture account to the default option. For original certificates, the guaranteed interest option is the default option.

                       APPENDIX I: ORIGINAL CERTIFICATES

Appendix II: Condensed financial information

--------------------------------------------------------------------------------


The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of either 1.34% or 1.49%, depending upon investment option. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2007    2008    2009    2010    2011    2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04 $141.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $156.38 $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76 $181.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      15      10       9       9       8       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.31 $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73 $128.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       1       1       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.94 $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94 $141.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $264.35 $111.23 $164.68 $181.09 $156.66 $180.80 $214.70 $215.40 $208.84 $215.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      20      21      12      11       9       8       6       5       5
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $153.33 $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26 $112.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       3       3       8       3       3       3       2       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $168.78 $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04 $125.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        23      21      18      15      11       9       8       8       6       6
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24 $150.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       3       2      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $172.29 $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79 $263.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      19      15      13      12       9       7       6       5       5
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24 $167.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       146     107      90      66      53      38      31      25      20      18
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2007    2008    2009    2010    2011    2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $170.56 $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40 $273.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      19      18      15      11       9       7       6       6       6
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.55 $ 49.96 $ 58.09 $ 63.45 $ 61.54 $ 66.55 $ 74.81 $ 76.59 $ 75.39 $ 78.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       356     303     241     194     168     139     121     101      89      85
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $148.46 $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87 $170.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        49      34      24      25      27      23      15      13      11      10
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $214.81 $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94 $345.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      23      20      17      13      11      10       9       8       7
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.54 $ 68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11 $170.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       3       2       3       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07 $157.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $161.09 $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56 $194.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       3       2       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.16 $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13 $218.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $182.06 $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52 $167.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      11      10      10      10      10       9       9       7       7
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.15 $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16 $165.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $185.20 $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22 $251.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10       8       7       7       5       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $241.63 $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30 $365.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11       9       7       6       5       4       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.14 $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77 $189.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2007    2008    2009    2010    2011    2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.02 $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26 $211.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      15      14      12      10       9       8       8       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $384.25 $213.98 $271.80 $311.66 $310.05 $354.66 $464.93 $515.55 $509.85 $563.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       118      91      72      59      47      40      35      29      26      22
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.07 $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73 $114.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       1       1       1       1       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $322.33 $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99 $507.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        52      43      34      27      23      21      18      14      12      10
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.65 $100.84 $116.03 $125.49 $125.48 $130.29 $142.66 $143.06 $144.84 $153.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.33 $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61 $321.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       4       3       2       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.28 $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88 $113.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       1       1       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $169.61 $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02 $171.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11       9       8       7       7       6       5       5       4       4
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $197.62 $ 96.32 $121.08 $126.00 $109.42 $125.52 $150.42 $138.16 $133.40 $134.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       102      79      69      48      41      35      29      23      20      18
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.71 $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83 $178.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $156.76 $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22 $252.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       3       3       4       3       3       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44 $134.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      15      14      12      10       8       6       5       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93 $104.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --      --       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2007    2008    2009    2010    2011    2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.42 $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77 $160.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       1       1       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.14 $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58 $203.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      13      11       7       6       6       4       4       4       3
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 36.61 $ 36.99 $ 36.46 $ 36.15 $ 35.56 $ 35.06 $ 34.57 $ 34.08 $ 33.61 $ 33.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       188     204     164     147      82      70      72      74      69      47
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.22 $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56 $103.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $177.18 $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98 $176.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      13      14      13      11       8       7       6       5       4
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.60 $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61 $268.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       4       3       2       2       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.32 $ 65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65 $189.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       6       3       3       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.06 $ 78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53 $194.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.29 $ 47.27 $ 64.44 $ 75.22 $ 69.95 $ 79.27 $107.95 $118.60 $122.37 $125.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       237     187     163     131      96      78      67      55      49      43
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.64 $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50 $146.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       2       3       3       1       1       2       1      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.73 $ 67.20 $ 93.99 $117.67 $106.94 $121.80 $168.45 $174.27 $169.32 $178.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       3       4       3       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.54 $ 86.89 $123.76 $152.52 $130.42 $147.73 $197.63 $205.39 $191.39 $224.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.67 $ 64.57 $100.93 $117.21 $110.07 $123.17 $164.77 $184.59 $193.58 $208.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      10       9       7       5       4       4       3       3       2
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)


---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2007    2008   2009   2010    2011   2012    2013    2014    2015    2016
---------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.60 $78.60 $93.30 $101.92 $97.73 $106.89 $120.29 $122.19 $118.25 $123.24
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --     --      --     --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.74 $74.21 $90.20 $ 99.61 $94.44 $105.15 $123.55 $126.81 $122.56 $129.89
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      2      2       2      2      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.71 $71.34 $88.38 $ 98.29 $92.47 $104.11 $125.57 $129.45 $125.12 $133.35
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --     --      --     --      --      --      --       1       1
---------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.00 $68.30 $86.09 $ 96.22 $89.68 $102.13 $126.18 $130.43 $125.82 $134.93
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --     --      --     --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --     --      --     --      --      --      -- $ 91.46 $ 98.81
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --     --      --     --      --      --      --       1       8
---------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE

Who is AXA Equitable?                                            2

Additional information about the MOMENTUMSM program              2

How we deduct the MOMENTUMSM quarterly administrative charge     3

Description of contribution sources for the MOMENTUMSM program   3

Additional loan provisions                                       3

Calculation of annuity payments                                  4

Custodian and independent registered public accounting firm      4

Distribution of the contracts                                    4

ERISA information statement                                      5

Calculating unit values                                          5

Financial statements                                             5

HOW TO OBTAIN A MOMENTUMSM STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 528-0204 or send this request form to:
  AXA Equitable
  100 Madison Street
  Mail Drop 34-20
  Syracuse, NY 13202


----------------------------------------------------------------------------------
Please send me a MOMENTUMSM SAI dated May 1, 2017.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #192888

Momentum/SM/

A group variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017

--------------------------------------------------------------------------------

This Statement of Additional Information (''SAI'') is not a prospectus. It should be read in conjunction with the related Momentum/SM/ prospectus dated May 1, 2017. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office at AXA Equitable, 100 Madison Street, Mail Drop 34-20, Syracuse, NY 13202, by calling toll free, 1-800-528-0204, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Additional information about the Momentum/SM
               /program                                         2

             How we deduct the Momentum/SM /quarterly
               administrative charge                            3

             Description of contribution sources for the
               Momentum/SM /program                             3

             Additional loan provisions                         3

             Calculation of annuity payments                    4

             Custodian and Independent Registered Public
               Accounting Firm                                  4

             Distribution of the contracts                      4

             ERISA information statement                        5

             Calculating unit values                            5

             Financial statements                               5

  Momentum/SM/ is a service mark of AXA Equitable Life Insurance Company (AXA
                                  Equitable).
 Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104


  Copyright 2017 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                       Momentum
                                                                        #192888

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

ADDITIONAL INFORMATION ABOUT THE MOMENTUM/SM/ PROGRAM

PLAN ELIGIBILITY REQUIREMENTS

Under the Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.

VESTING UNDER THE PLAN

Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Plan. The participant's retirement account value attributable to salary deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective, rollover, Roth contributions, Roth rollover contributions and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:

---------------------------------------------------------------------------------------------------------------------------------
         YEARS                   SCHEDULE A                SCHEDULE B                SCHEDULE C                SCHEDULE D
           OF                      VESTED                    VESTED                    VESTED                    VESTED
        SERVICE                  PERCENTAGE                PERCENTAGE                PERCENTAGE                PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
           1                         0%                        0%                        0%                       100%
---------------------------------------------------------------------------------------------------------------------------------
           2                        100%                      20%                        0%                       100%
---------------------------------------------------------------------------------------------------------------------------------
           3                        100%                      40%                       100%                      100%
---------------------------------------------------------------------------------------------------------------------------------
           4                        100%                      60%                       100%                      100%
---------------------------------------------------------------------------------------------------------------------------------
           5                        100%                      80%                       100%                      100%
---------------------------------------------------------------------------------------------------------------------------------
           6                        100%                      100%                      100%                      100%
---------------------------------------------------------------------------------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not top ''heavy'' and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:

 -----------------------------------------------------------------------------
          YEARS                   SCHEDULE E                SCHEDULE F
            OF                      VESTED                    VESTED
         SERVICE                  PERCENTAGE                PERCENTAGE
 -----------------------------------------------------------------------------
       Less than 2                    0%                        0%
 -----------------------------------------------------------------------------
            2                        20%                        0%
 -----------------------------------------------------------------------------
            3                        40%                       100%
 -----------------------------------------------------------------------------
            4                        60%                       100%
 -----------------------------------------------------------------------------
            5                        80%                       100%
 -----------------------------------------------------------------------------
            6                        100%                      100%
 -----------------------------------------------------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year ''graded vesting'' schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.

BENEFIT DISTRIBUTIONS

To begin receiving benefits (including annuity payments) under a Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:

----------------------------------------------------------
                      FORM RECEIVED
                      AT THE            WHEN ELIGIBLE
 TYPE OF              PROCESSING        TO RECEIVE
 DISTRIBUTION         OFFICE            DISTRIBUTION
----------------------------------------------------------
Single Sum            N/A               The 1st business
Payments                                day that is 7
Annuities                               calendar days
                                        after we receive
                                        the form.
----------------------------------------------------------
In-Service            N/A               The business day
Withdrawals                             on which we
                                        receive the form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
----------------------------------------------------------
Installment Payments  1st through 25th  The 1st business
                      business day of   day of the
                      month inclusive.  following
                      26th through      calendar month.
                      31st business     The 1st business
                      day of month      day of the
                      inclusive.        second following
                                        calendar month.
----------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.

HOW WE DEDUCT THE MOMENTUM/SM/ QUARTERLY ADMINISTRATIVE CHARGE

Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We do not make any deduction if your retirement account value equals or exceeds $25,000. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions.
The order of investment options is: guaranteed interest option, EQ/Common Stock Index, AXA Moderate Allocation, Multimanager Aggressive Equity, Charter/SM/ Multi-Sector Bond, EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, AXA Large Cap Value Managed Volatility, EQ/Equity 500 Index, EQ/International Equity Index, AXA/AB Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.

For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest option. If there is no money in the guaranteed interest option, we will attempt to deduct the charge from the EQ/Common Stock Index option, then AXA Moderate Allocation, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.

DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM/SM/ PROGRAM

These are the sources of contributions under qualified plans:

EMPLOYER CONTRIBUTIONS

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

MATCHING CONTRIBUTIONS

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's non-Roth post-tax contributions, Roth contributions or pre-tax salary deferral contributions to the plan.

POST-TAX CONTRIBUTIONS

These are non-Roth post-tax contributions made by a participant in accordance with the terms of a plan.

ROTH CONTRIBUTIONS

These are post-tax salary deferral contributions made to a 401(k) plan pursuant to Section 402A of the Code.

SALARY-DEFERRAL CONTRIBUTIONS

These are pre-tax contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).

PRIOR PLAN CONTRIBUTIONS

These are contributions transferred to a plan from another profit sharing plan of the same employer.

PRIOR PENSION CONTRIBUTIONS

These are contributions transferred from another qualified plan which require separate accounting pursuant to Revenue Ruling 94-76.

ROLLOVER CONTRIBUTIONS

These are contributions transferred or rolled over to a plan from another qualified plan, an IRA, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code.

ROTH ROLLOVER CONTRIBUTIONS

These are contributions transferred or rolled over from another qualified plan, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code which require separate accounting under Section 402A of the Code.

QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING CONTRIBUTIONS

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Plan.

ADDITIONAL LOAN PROVISIONS

Under the Momentum/SM/ contract, (1) the minimum amount of the loan is $1,000 and (2) the maximum amount of the loan is 50% of the participant's vested retirement account value. A plan loan may never be greater than $50,000, less the highest outstanding loan balance in the preceding twelve calendar months. We will deduct the plan loan from the investment options you specify when you request the loan. The loan term must comply with applicable law. See ''Tax information'' in the Prospectus.

If there is a loan outstanding under an EQUI-VEST(R) corporate trusteed contract and you convert it to the Momentum/SM/ contract, the retirement account value established for the participant under the Momentum/SM/ contract will be equal to the account value under the EQUI-VEST/SM/ contract, less the principal amount of the loan outstanding on the effective date of conversion. That means we will reduce the account value under the EQUI-VEST/SM/ contract by the principal amount of the loan. You may withdraw or transfer amounts that were in the EQUI-VEST/SM/ loan reserve account in excess of the principal balance of the loan, subject to any restrictions in the Momentum/SM/ contract.

If you, as the employer, are transferring plan assets to the Momentum/SM/ program, outstanding plan loans may also be transferred to the Momentum/SM/ contract. We refer to these loans as ''takeover loans.'' We will not impose a withdrawal charge if a takeover loan defaults. Also, we will not deem defaulted takeover loans as withdrawals for purposes of calculating the minimum death benefits. We will allocate repayments of takeover loans to the guaranteed interest option. Loans converted from EQUI-VEST/SM/ corporate trusteed to Momentum/SM/ are not takeover loans.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payment under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor if the assumed base rate of net investment return is 5% a year; or

..   .00009425 of the net investment factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All contracts have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3 1/2% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3 1/2% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as you specify. The first three monthly payments are the same. The initial payment will be calculated using the basis guarantee in the contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the payments under the annuity depend on the life of an annuitant, the age of the annuitant(s) will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. We will calculate each monthly payment by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. We calculate the number of units by dividing the first monthly payment by the annuity unit value for the valuation period. This includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the retirement account value on a retirement date is enough to fund an annuity with a monthly payment of $100. Also assume that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2015, the annuity payment due in December 2015 would be $95.19 (the number of units (26.74) times $3.56).

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2016 and for each of the two years in the period ended December 31, 2016, and the consolidated financial statements of AXA Equitable at December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0, $325,380 for each of the years 2016, 2015 and 2014. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $542,160,541 in 2016, $560,399,960 in 2015 and $571,445,806
in 2014. Of these amounts, for each of these three years, AXA Advisors retained $281,641,950, $285,764,982 and $305,637,317, respectively.

ERISA INFORMATION STATEMENT

AXA Network, LLC ("AXA Network") is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of AXA Equitable. AXA Equitable has retained its affiliate AXA Network as its general agent to distribute AXA Equitable policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of AXA Equitable products by the Financial Professionals, including training, wholesaling support and other marketing functions. AXA Equitable pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale.

Each licensed Financial Professional of AXA Advisors, (''Financial Professional'') will receive compensation from AXA Equitable for the sale and servicing of a Momentum/SM/ contract. (''Servicing'' does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this Momentum/SM/ contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of AXA Equitable.

SCHEDULE OF MAXIMUM COMMISSION AND SERVICE FEES: AXA Network pays premium-based compensation on Momentum/SM/ contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 3.0%, 1.5% or 0.5% on all contributions and transfers to the contract for the Participant whose attained age (last birthday) at the beginning of the participation year during which payment is received is under age 55, age 55 through 59, or at least age 60, respectively. Compensation is not payable on transfers to the contract from another AXA Equitable funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the Momentum/SM/ contract.

CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. The unit values may vary.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of such Trusts.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily charges relating to the contracts for mortality risks, expenses, expense risks, death benefits and financial accounting, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. These charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Common Stock Index options and 1.34% for all other variable investment options.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2016............   FSA-3
   Statements of Operations for the Year Ended December 31, 2016......  FSA-50
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2016 and 2015.......................................  FSA-68
   Notes to Financial Statements...................................... FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2016 and 2015............     F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2016, 2015 and 2014.................................     F-3
   Consolidated Statements of Comprehensive Income (Loss), Years
     Ended December 31, 2016, 2015 and 2014...........................     F-4
   Consolidated Statements of Equity, Years Ended December 31, 2016,
     2015 and 2014....................................................     F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2016, 2015 and 2014..............................................     F-6
   Notes to Consolidated Financial Statements.........................     F-8

                                 FSA-1  #345643

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options constituting Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), indicated in Note 1, as of December 31, 2016, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2017

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016



                                                          1290 VT                                        ALL ASSET
                                                          SOCIALLY       ALL ASSET        ALL ASSET       MODERATE
                                                        RESPONSIBLE* AGGRESSIVE-ALT 25* GR0WTH-ALT 20* GROWTH-ALT 15*
                                                        ------------ ------------------ -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $45,623,340     $11,929,009      $59,126,536     $7,992,727
Receivable for policy-related transactions.............      13,800           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
   Total assets........................................  45,637,140      11,933,492       59,151,602      7,995,151
                                                        -----------     -----------      -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,798           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
   Total liabilities...................................      13,798           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
NET ASSETS............................................. $45,623,342     $11,929,009      $59,126,536     $7,992,727
                                                        ===========     ===========      ===========     ==========

NET ASSETS:
Accumulation unit values............................... $45,604,233     $11,928,755      $59,125,913     $7,992,589
Retained by AXA Equitable in Separate Account A........      19,109             254              623            138
                                                        -----------     -----------      -----------     ----------
TOTAL NET ASSETS....................................... $45,623,342     $11,929,009      $59,126,536     $7,992,727
                                                        ===========     ===========      ===========     ==========

Investments in shares of the Portfolios, at cost....... $39,911,929     $11,664,753      $60,094,381     $7,932,916

                                                                          AMERICAN
                                                                           FUNDS
                                                           AMERICAN      INSURANCE
                                                        CENTURY VP MID SERIES(R) BOND
                                                        CAP VALUE FUND    FUND/SM/
                                                        -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $47,192,999    $36,249,368
Receivable for policy-related transactions.............       98,879         73,785
                                                         -----------    -----------
   Total assets........................................   47,291,878     36,323,153
                                                         -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       98,879         73,785
                                                         -----------    -----------
   Total liabilities...................................       98,879         73,785
                                                         -----------    -----------
NET ASSETS.............................................  $47,192,999    $36,249,368
                                                         ===========    ===========

NET ASSETS:
Accumulation unit values...............................  $47,192,749    $36,249,350
Retained by AXA Equitable in Separate Account A........          250             18
                                                         -----------    -----------
TOTAL NET ASSETS.......................................  $47,192,999    $36,249,368
                                                         ===========    ===========

Investments in shares of the Portfolios, at cost.......  $42,568,718    $37,128,206

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                          AXA 400     AXA 500    AXA 2000       AXA
                                                          MANAGED     MANAGED     MANAGED   AGGRESSIVE   AXA BALANCED
                                                        VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*   STRATEGY*
                                                        ----------- ----------- ----------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
Receivable for shares of the Portfolios sold...........          --          --     39,663            --           --
Receivable for policy-related transactions.............      31,127      63,822         --        68,525        4,728
                                                        ----------- ----------- ----------  ------------ ------------
   Total assets........................................  12,283,251  19,485,030  5,899,447   610,947,036  124,939,039
                                                        ----------- ----------- ----------  ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      31,127      63,822         --        68,525        4,728
Payable for policy-related transactions................          --          --     39,663            --           --
                                                        ----------- ----------- ----------  ------------ ------------
   Total liabilities...................................      31,127      63,822     39,663        68,525        4,728
                                                        ----------- ----------- ----------  ------------ ------------
NET ASSETS............................................. $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
                                                        =========== =========== ==========  ============ ============

NET ASSETS:
Accumulation unit values............................... $12,251,267 $19,418,433 $5,859,354  $610,864,749 $124,932,640
Retained by AXA Equitable in Separate Account A........         857       2,775        430        13,762        1,671
                                                        ----------- ----------- ----------  ------------ ------------
TOTAL NET ASSETS....................................... $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
                                                        =========== =========== ==========  ============ ============

Investments in shares of the Portfolios, at cost....... $11,621,139 $18,095,441 $5,410,985  $620,563,240 $117,038,701

                                                            AXA
                                                        CONSERVATIVE
                                                        ALLOCATION*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $112,217,485
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       15,335
                                                        ------------
   Total assets........................................  112,232,820
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       15,335
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................       15,335
                                                        ------------
NET ASSETS............................................. $112,217,485
                                                        ============

NET ASSETS:
Accumulation unit values............................... $112,214,133
Retained by AXA Equitable in Separate Account A........        3,352
                                                        ------------
TOTAL NET ASSETS....................................... $112,217,485
                                                        ============

Investments in shares of the Portfolios, at cost....... $115,788,631

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                            AXA                        AXA      AXA GLOBAL
                                                        CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY
                                                           GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH
                                                         STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*
                                                        ------------ ------------ ------------- ------------ ----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $25,591,333   $9,714,205  $206,446,896  $348,761,358 $1,369,888
Receivable for shares of the Portfolios sold...........      36,998       25,585            --        66,006         43
Receivable for policy-related transactions.............          --           --        29,458            --         --
                                                        -----------   ----------  ------------  ------------ ----------
   Total assets........................................  25,628,331    9,739,790   206,476,354   348,827,364  1,369,931
                                                        -----------   ----------  ------------  ------------ ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           --        29,458            --         --
Payable for policy-related transactions................      36,998       25,509            --        66,006          6
                                                        -----------   ----------  ------------  ------------ ----------
   Total liabilities...................................      36,998       25,509        29,458        66,006          6
                                                        -----------   ----------  ------------  ------------ ----------
NET ASSETS............................................. $25,591,333   $9,714,281  $206,446,896  $348,761,358 $1,369,925
                                                        ===========   ==========  ============  ============ ==========

NET ASSETS:
Accumulation unit values............................... $25,591,290   $9,714,281  $206,424,338  $348,728,162 $1,369,925
Retained by AXA Equitable in Separate Account A........          43           --        22,558        33,196         --
                                                        -----------   ----------  ------------  ------------ ----------
TOTAL NET ASSETS....................................... $25,591,333   $9,714,281  $206,446,896  $348,761,358 $1,369,925
                                                        ===========   ==========  ============  ============ ==========

Investments in shares of the Portfolios, at cost....... $24,659,425   $9,557,542  $213,236,229  $302,863,823 $1,049,191

                                                             AXA
                                                        INTERNATIONAL
                                                        CORE MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $150,483,587
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       15,310
                                                        ------------
   Total assets........................................  150,498,897
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       15,310
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................       15,310
                                                        ------------
NET ASSETS............................................. $150,483,587
                                                        ============

NET ASSETS:
Accumulation unit values............................... $150,471,207
Retained by AXA Equitable in Separate Account A........       12,380
                                                        ------------
TOTAL NET ASSETS....................................... $150,483,587
                                                        ============

Investments in shares of the Portfolios, at cost....... $151,997,352

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             AXA           AXA                    AXA LARGE CAP
                                                        INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP
                                                           MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED
                                                         VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                        ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,470
Receivable for shares of the Portfolios sold...........          --         66,805         1,284       187,879       127,784
Receivable for policy-related transactions.............       3,451             --            --            --            --
                                                         ----------   ------------   -----------  ------------  ------------
   Total assets........................................   8,715,903    170,253,575    29,431,793   631,693,939   851,693,254
                                                         ----------   ------------   -----------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,451             --            --            --            --
Payable for policy related transactions................          --         66,805         1,284       187,879       127,780
                                                         ----------   ------------   -----------  ------------  ------------
   Total liabilities...................................       3,451         66,805         1,284       187,879       127,780
                                                         ----------   ------------   -----------  ------------  ------------
NET ASSETS.............................................  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,474
                                                         ==========   ============   ===========  ============  ============

NET ASSETS:
Accumulation unit values...............................  $8,711,211   $170,173,104   $29,416,852  $631,454,022  $847,752,566
Contracts in payout (annuitization) period.............          --             --            --            --     3,304,925
Retained by AXA Equitable in Separate Account A........       1,241         13,666        13,657        52,038       507,983
                                                         ----------   ------------   -----------  ------------  ------------
TOTAL NET ASSETS.......................................  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,474
                                                         ==========   ============   ===========  ============  ============

Investments in shares of the Portfolios, at cost.......  $9,490,874   $166,323,134   $22,817,932  $436,826,200  $544,522,202

                                                         AXA MID CAP
                                                        VALUE MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $505,193,576
Receivable for shares of the Portfolios sold...........      199,363
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  505,392,939
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy related transactions................      199,359
                                                        ------------
   Total liabilities...................................      199,359
                                                        ------------
NET ASSETS............................................. $505,193,580
                                                        ============

NET ASSETS:
Accumulation unit values............................... $505,176,240
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       17,340
                                                        ------------
TOTAL NET ASSETS....................................... $505,193,580
                                                        ============

Investments in shares of the Portfolios, at cost....... $315,232,177

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       AXA MODERATE AXA MODERATE-                AXA/AB DYNAMIC
                                                         AXA MODERATE     GROWTH        PLUS       AXA SMARTBETA    MODERATE
                                                         ALLOCATION*    STRATEGY*    ALLOCATION*      EQUITY*       GROWTH*
                                                        -------------- ------------ -------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,609,640,941 $50,659,005  $1,086,655,180   $392,304     $16,586,642
Receivable for shares of the Portfolios sold...........        445,868          --         140,359         --              --
Receivable for policy-related transactions.............             --      94,414              --      1,208          16,691
                                                        -------------- -----------  --------------   --------     -----------
   Total assets........................................  1,610,086,809  50,753,419   1,086,795,539    393,512      16,603,333
                                                        -------------- -----------  --------------   --------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --      94,414              --      1,199          16,691
Payable for policy-related transactions................        119,838          --         140,359         --              --
                                                        -------------- -----------  --------------   --------     -----------
   Total liabilities...................................        119,838      94,414         140,359      1,199          16,691
                                                        -------------- -----------  --------------   --------     -----------
NET ASSETS............................................. $1,609,966,971 $50,659,005  $1,086,655,180   $392,313     $16,586,642
                                                        ============== ===========  ==============   ========     ===========

NET ASSETS:
Accumulation unit values............................... $1,604,200,842 $50,651,193  $1,086,620,331   $392,313     $16,586,584
Contracts in payout (annuitization) period.............      5,766,129          --              --         --              --
Retained by AXA Equitable in Separate Account A........             --       7,812          34,849         --              58
                                                        -------------- -----------  --------------   --------     -----------
TOTAL NET ASSETS....................................... $1,609,966,971 $50,659,005  $1,086,655,180   $392,313     $16,586,642
                                                        ============== ===========  ==============   ========     ===========

Investments in shares of the Portfolios, at cost....... $1,693,924,269 $49,296,072  $1,105,058,990   $387,638     $16,473,723

                                                        AXA/AB SMALL
                                                        CAP GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $347,378,918
Receivable for shares of the Portfolios sold...........       74,296
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  347,453,214
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................       74,296
                                                        ------------
   Total liabilities...................................       74,296
                                                        ------------
NET ASSETS............................................. $347,378,918
                                                        ============

NET ASSETS:
Accumulation unit values............................... $345,174,587
Contracts in payout (annuitization) period.............    2,165,886
Retained by AXA Equitable in Separate Account A........       38,445
                                                        ------------
TOTAL NET ASSETS....................................... $347,378,918
                                                        ============

Investments in shares of the Portfolios, at cost....... $336,731,543

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                  AXA/FRANKLIN
                                                                        AXA/DOUBLELINE AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON
                                                        AXA/CLEARBRIDGE OPPORTUNISTIC    BALANCED     SMALL CAP    ALLOCATION
                                                           LARGE CAP      CORE PLUS      MANAGED    VALUE MANAGED   MANAGED
                                                            GROWTH*         BOND*      VOLATILITY*   VOLATILITY*  VOLATILITY*
                                                        --------------- -------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $152,983,778     $2,603,006   $89,575,944   $19,631,149  $69,579,281
Receivable for shares of the Portfolios sold...........        83,058             --        30,562        38,127           --
Receivable for policy-related transactions.............            --         29,634            --            --       34,595
                                                         ------------     ----------   -----------   -----------  -----------
   Total assets........................................   153,066,836      2,632,640    89,606,506    19,669,276   69,613,876
                                                         ------------     ----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --         29,567            --            --       34,595
Payable for policy-related transactions................        83,058             --        30,562        38,123           --
                                                         ------------     ----------   -----------   -----------  -----------
   Total liabilities...................................        83,058         29,567        30,562        38,123       34,595
                                                         ------------     ----------   -----------   -----------  -----------
NET ASSETS.............................................  $152,983,778     $2,603,073   $89,575,944   $19,631,153  $69,579,281
                                                         ============     ==========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $152,942,475     $2,603,073   $89,564,668   $19,631,153  $69,558,335
Retained by AXA Equitable in Separate Account A........        41,303             --        11,276            --       20,946
                                                         ------------     ----------   -----------   -----------  -----------
TOTAL NET ASSETS.......................................  $152,983,778     $2,603,073   $89,575,944   $19,631,153  $69,579,281
                                                         ============     ==========   ===========   ===========  ===========

Investments in shares of the Portfolios, at cost.......  $168,790,122     $2,650,219   $84,232,106   $15,155,899  $62,337,868


                                                        AXA/HORIZON
                                                         SMALL CAP
                                                          VALUE*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $306,561
Receivable for shares of the Portfolios sold...........        --
Receivable for policy-related transactions.............       284
                                                         --------
   Total assets........................................   306,845
                                                         --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       278
Payable for policy-related transactions................        --
                                                         --------
   Total liabilities...................................       278
                                                         --------
NET ASSETS.............................................  $306,567
                                                         ========

NET ASSETS:
Accumulation unit values...............................  $306,567
Retained by AXA Equitable in Separate Account A........        --
                                                         --------
TOTAL NET ASSETS.......................................  $306,567
                                                         ========

Investments in shares of the Portfolios, at cost.......  $293,748

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                 AXA/MUTUAL
                                                                                  LARGE CAP               AXA/TEMPLETON
                                                                     AXA/LOOMIS    EQUITY    AXA/PACIFIC  GLOBAL EQUITY
                                                         AXA/JANUS     SAYLES      MANAGED   GLOBAL SMALL    MANAGED
                                                        ENTERPRISE*   GROWTH*    VOLATILITY*  CAP VALUE*   VOLATILITY*
                                                        ------------ ----------- ----------- ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $244,984,003 $61,043,883 $26,934,864   $404,077    $43,951,041
Receivable for shares of the Portfolios sold...........       10,341          --       4,831         --         22,540
Receivable for policy-related transactions.............           --      10,188          --        397             --
                                                        ------------ ----------- -----------   --------    -----------
   Total assets........................................  244,994,344  61,054,071  26,939,695    404,474     43,973,581
                                                        ------------ ----------- -----------   --------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --      10,188          --        395             --
Payable for policy related transactions................       10,341          --       4,831         --         22,540
                                                        ------------ ----------- -----------   --------    -----------
   Total liabilities...................................       10,341      10,188       4,831        395         22,540
                                                        ------------ ----------- -----------   --------    -----------
NET ASSETS............................................. $244,984,003 $61,043,883 $26,934,864   $404,079    $43,951,041
                                                        ============ =========== ===========   ========    ===========

NET ASSETS:
Accumulation unit values............................... $244,983,228 $61,039,091 $26,930,295   $404,079    $43,936,088
Retained by AXA Equitable in Separate Account A........          775       4,792       4,569         --         14,953
                                                        ------------ ----------- -----------   --------    -----------
TOTAL NET ASSETS....................................... $244,984,003 $61,043,883 $26,934,864   $404,079    $43,951,041
                                                        ============ =========== ===========   ========    ===========

Investments in shares of the Portfolios, at cost....... $276,012,316 $60,577,808 $20,327,509   $345,880    $39,322,433


                                                         CHARTER/SM/
                                                        INTERNATIONAL
                                                          MODERATE*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $50,522
Receivable for shares of the Portfolios sold...........         --
Receivable for policy-related transactions.............         16
                                                           -------
   Total assets........................................     50,538
                                                           -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         14
Payable for policy related transactions................         --
                                                           -------
   Total liabilities...................................         14
                                                           -------
NET ASSETS.............................................    $50,524
                                                           =======

NET ASSETS:
Accumulation unit values...............................    $50,524
Retained by AXA Equitable in Separate Account A........         --
                                                           -------
TOTAL NET ASSETS.......................................    $50,524
                                                           =======

Investments in shares of the Portfolios, at cost.......    $51,381

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                        CHARTER/SM/                   CHARTER/SM/ CHARTER/SM/  EQ/BLACKROCK
                                                        MULTI-SECTOR CHARTER/SM/ REAL SMALL CAP    SMALL CAP   BASIC VALUE
                                                           BOND*        ASSETS*        GROWTH*       VALUE*      EQUITY*
                                                        ------------ --------------   ----------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $87,469,289     $170,159      $40,462,098 $117,415,211 $759,184,930
Receivable for shares of the Portfolios sold...........      62,368           --           94,588       26,950       11,695
Receivable for policy-related transactions.............          --           46               --           --           --
                                                        -----------     --------      ----------- ------------ ------------
   Total assets........................................  87,531,657      170,205       40,556,686  117,442,161  759,196,625
                                                        -----------     --------      ----------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           43               --           --           --
Payable for policy-related transactions................      62,368           --           94,588       26,946       11,688
                                                        -----------     --------      ----------- ------------ ------------
   Total liabilities...................................      62,368           43           94,588       26,946       11,688
                                                        -----------     --------      ----------- ------------ ------------
NET ASSETS............................................. $87,469,289     $170,162      $40,462,098 $117,415,215 $759,184,937
                                                        ===========     ========      =========== ============ ============

NET ASSETS:
Accumulation unit values............................... $87,046,108     $170,162      $40,272,405 $117,210,197 $759,183,384
Contracts in payout (annuitization) period.............     290,951           --               --           --           --
Retained by AXA Equitable in Separate Account A........     132,230           --          189,693      205,018        1,553
                                                        -----------     --------      ----------- ------------ ------------
TOTAL NET ASSETS....................................... $87,469,289     $170,162      $40,462,098 $117,415,215 $759,184,937
                                                        ===========     ========      =========== ============ ============

Investments in shares of the Portfolios, at cost....... $96,754,865     $171,868      $36,502,404 $ 85,653,256 $585,669,736

                                                          EQ/BOSTON
                                                           ADVISORS
                                                        EQUITY INCOME*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $107,753,143
Receivable for shares of the Portfolios sold...........         1,290
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   107,754,433
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................         1,290
                                                         ------------
   Total liabilities...................................         1,290
                                                         ------------
NET ASSETS.............................................  $107,753,143
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $107,750,870
Contracts in payout (annuitization) period.............            --
Retained by AXA Equitable in Separate Account A........         2,273
                                                         ------------
TOTAL NET ASSETS.......................................  $107,753,143
                                                         ============

Investments in shares of the Portfolios, at cost.......  $118,027,090

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                         EQ/CAPITAL                              EQ/EMERGING
                                                          GUARDIAN     EQ/COMMON    EQ/CORE BOND   MARKETS    EQ/EQUITY 500
                                                         RESEARCH*    STOCK INDEX*     INDEX*    EQUITY PLUS*    INDEX*
                                                        ------------ -------------- ------------ ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $194,101,285 $2,212,348,094 $114,334,250  $5,741,763  $1,322,901,221
Receivable for shares of the Portfolios sold...........      131,212        442,364           --          --              --
Receivable for policy-related transactions.............           --             --       21,142      10,743         243,552
                                                        ------------ -------------- ------------  ----------  --------------
   Total assets........................................  194,232,497  2,212,790,458  114,355,392   5,752,506   1,323,144,773
                                                        ------------ -------------- ------------  ----------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --       21,142      10,743         243,552
Payable for policy-related transactions................      131,208        683,760           --          --              --
                                                        ------------ -------------- ------------  ----------  --------------
   Total liabilities...................................      131,208        683,760       21,142      10,743         243,552
                                                        ------------ -------------- ------------  ----------  --------------
NET ASSETS............................................. $194,101,289 $2,212,106,698 $114,334,250  $5,741,763  $1,322,901,221
                                                        ============ ============== ============  ==========  ==============

NET ASSETS:
Accumulation unit values............................... $194,060,686 $2,199,198,152 $114,324,021  $5,741,286  $1,318,846,521
Contracts in payout (annuitization) period.............           --     12,383,780           --          --       3,729,575
Retained by AXA Equitable in Separate Account A........       40,603        524,766       10,229         477         325,125
                                                        ------------ -------------- ------------  ----------  --------------
TOTAL NET ASSETS....................................... $194,101,289 $2,212,106,698 $114,334,250  $5,741,763  $1,322,901,221
                                                        ============ ============== ============  ==========  ==============

Investments in shares of the Portfolios, at cost....... $123,631,285 $1,489,527,747 $116,731,424  $5,852,608  $1,036,177,343

                                                          EQ/GAMCO
                                                         MERGERS AND
                                                        ACQUISITIONS*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $17,663,930
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       18,460
                                                         -----------
   Total assets........................................   17,682,390
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       18,460
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       18,460
                                                         -----------
NET ASSETS.............................................  $17,663,930
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $17,652,670
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       11,260
                                                         -----------
TOTAL NET ASSETS.......................................  $17,663,930
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $17,750,259

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                          EQ/GAMCO                              EQ/INTERMEDIATE
                                                        SMALL COMPANY EQ/GLOBAL   EQ/HIGH YIELD   GOVERNMENT    EQ/INTERNATIONAL
                                                           VALUE*     BOND PLUS*      BOND*          BOND*       EQUITY INDEX*
                                                        ------------- ----------- ------------- --------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $878,471,150  $54,209,532  $8,520,864     $58,311,525     $345,971,275
Receivable for shares of the Portfolios sold...........           --           --          --              --            9,096
Receivable for policy-related transactions.............      284,409          982       4,641           8,990               --
                                                        ------------  -----------  ----------     -----------     ------------
   Total assets........................................  878,755,559   54,210,514   8,525,505      58,320,515      345,980,371
                                                        ------------  -----------  ----------     -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      284,409          982       2,857           8,955               --
Payable for policy-related transactions................           --           --          --              --            2,703
                                                        ------------  -----------  ----------     -----------     ------------
   Total liabilities...................................      284,409          982       2,857           8,955            2,703
                                                        ------------  -----------  ----------     -----------     ------------
NET ASSETS............................................. $878,471,150  $54,209,532  $8,522,648     $58,311,560     $345,977,668
                                                        ============  ===========  ==========     ===========     ============

NET ASSETS:
Accumulation unit values............................... $878,427,885  $54,197,938  $8,522,648     $57,994,158     $344,698,792
Contracts in payout (annuitization) period.............           --           --          --         249,248        1,278,876
Retained by AXA Equitable in Separate Account A........       43,265       11,594          --          68,154               --
                                                        ------------  -----------  ----------     -----------     ------------
TOTAL NET ASSETS....................................... $878,471,150  $54,209,532  $8,522,648     $58,311,560     $345,977,668
                                                        ============  ===========  ==========     ===========     ============

Investments in shares of the Portfolios, at cost....... $758,016,526  $59,077,498  $8,684,398     $58,178,060     $381,384,521

                                                         EQ/INVESCO
                                                         COMSTOCK*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $117,520,669
Receivable for shares of the Portfolios sold...........       54,163
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  117,574,832
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................       54,163
                                                        ------------
   Total liabilities...................................       54,163
                                                        ------------
NET ASSETS............................................. $117,520,669
                                                        ============

NET ASSETS:
Accumulation unit values............................... $117,507,292
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       13,377
                                                        ------------
TOTAL NET ASSETS....................................... $117,520,669
                                                        ============

Investments in shares of the Portfolios, at cost....... $100,477,382

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                         EQ/JPMORGAN                                 EQ/MFS
                                                            VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP
                                                        OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*       INDEX*
                                                        -------------- ------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
Receivable for shares of the Portfolios sold...........           --             --       89,156            --            --
Receivable for policy-related transactions.............       72,009         29,806           --        23,564       154,699
                                                         -----------   ------------  -----------  ------------  ------------
   Total assets........................................   92,305,280    214,039,434   78,508,659   104,500,539   562,597,699
                                                         -----------   ------------  -----------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       72,009         29,806           --        23,564       154,699
Payable for policy-related transactions................           --             --       89,156            --            --
                                                         -----------   ------------  -----------  ------------  ------------
   Total liabilities...................................       72,009         29,806       89,156        23,564       154,699
                                                         -----------   ------------  -----------  ------------  ------------
NET ASSETS.............................................  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
                                                         ===========   ============  ===========  ============  ============

NET ASSETS:
Accumulation unit values...............................  $92,187,979   $214,004,665  $78,416,710  $104,465,799  $562,440,448
Contracts in payout (annuitization) period.............           --             --           --            --            --
Retained by AXA Equitable in Separate Account A........       45,292          4,963        2,793        11,176         2,552
                                                         -----------   ------------  -----------  ------------  ------------
TOTAL NET ASSETS.......................................  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
                                                         ===========   ============  ===========  ============  ============

Investments in shares of the Portfolios, at cost.......  $71,374,391   $214,654,218  $71,188,725  $108,384,667  $422,310,872

                                                         EQ/MONEY
                                                         MARKET*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $76,813,703
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............     150,131
                                                        -----------
   Total assets........................................  76,963,834
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........     150,097
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................     150,097
                                                        -----------
NET ASSETS............................................. $76,813,737
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $76,067,810
Contracts in payout (annuitization) period.............     310,912
Retained by AXA Equitable in Separate Account A........     435,015
                                                        -----------
TOTAL NET ASSETS....................................... $76,813,737
                                                        ===========

Investments in shares of the Portfolios, at cost....... $76,819,822

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        EQ/PIMCO
                                                        EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL
                                                           GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*  COMPANY INDEX*
                                                        -------------- ----------- -------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $123,212,542  $24,961,642  $83,756,387   $85,026,350  $277,603,906
Receivable for shares of the Portfolios sold...........            --           --        8,352        32,873            --
Receivable for policy-related transactions.............        31,037       49,742           --            --        17,879
                                                         ------------  -----------  -----------   -----------  ------------
   Total assets........................................   123,243,579   25,011,384   83,764,739    85,059,223   277,621,785
                                                         ------------  -----------  -----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        31,037       45,959           --            --        17,879
Payable for policy-related transactions................            --           --        8,352        32,873            --
                                                         ------------  -----------  -----------   -----------  ------------
   Total liabilities...................................        31,037       45,959        8,352        32,873        17,879
                                                         ------------  -----------  -----------   -----------  ------------
NET ASSETS.............................................  $123,212,542  $24,965,425  $83,756,387   $85,026,350  $277,603,906
                                                         ============  ===========  ===========   ===========  ============

NET ASSETS:
Accumulation unit values...............................  $123,212,435  $24,965,425  $83,743,931   $84,412,817  $277,464,263
Contracts in payout (annuitization) period.............            --           --           --       496,305            --
Retained by AXA Equitable in Separate Account A........           107           --       12,456       117,228       139,643
                                                         ------------  -----------  -----------   -----------  ------------
TOTAL NET ASSETS.......................................  $123,212,542  $24,965,425  $83,756,387   $85,026,350  $277,603,906
                                                         ============  ===========  ===========   ===========  ============

Investments in shares of the Portfolios, at cost.......  $117,875,250  $25,143,401  $84,134,330   $89,933,768  $263,667,397

                                                         EQ/T. ROWE
                                                        PRICE GROWTH
                                                           STOCK*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $427,482,798
Receivable for shares of the Portfolios sold...........      102,528
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  427,585,326
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................      102,349
                                                        ------------
   Total liabilities...................................      102,349
                                                        ------------
NET ASSETS............................................. $427,482,977
                                                        ============

NET ASSETS:
Accumulation unit values............................... $427,482,977
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........           --
                                                        ------------
TOTAL NET ASSETS....................................... $427,482,977
                                                        ============

Investments in shares of the Portfolios, at cost....... $364,926,345

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                        EQ/UBS GROWTH  CONTRAFUND(R)   EQUITY-INCOME      MID CAP
                                                          & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        ------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $34,164,191   $349,178,854     $10,327,819     $39,627,325
Receivable for policy-related transactions.............        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
   Total assets........................................   34,168,685    349,377,881      10,328,557      39,659,171
                                                         -----------   ------------     -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
   Total liabilities...................................        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
NET ASSETS.............................................  $34,164,191   $349,178,854     $10,327,819     $39,627,325
                                                         ===========   ============     ===========     ===========

NET ASSETS:
Accumulation unit values...............................  $34,162,601   $349,167,288     $10,325,355     $39,627,232
Retained by AXA Equitable in Separate Account A........        1,590         11,566           2,464              93
                                                         -----------   ------------     -----------     -----------
TOTAL NET ASSETS.......................................  $34,164,191   $349,178,854     $10,327,819     $39,627,325
                                                         ===========   ============     ===========     ===========

Investments in shares of the Portfolios, at cost.......  $34,995,249   $344,131,509     $10,354,082     $39,345,157

                                                        GOLDMAN SACHS INVESCO V.I.
                                                         VIT MID CAP   DIVERSIFIED
                                                         VALUE FUND   DIVIDEND FUND
                                                        ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $50,335,496   $28,771,274
Receivable for policy-related transactions.............       20,798        78,000
                                                         -----------   -----------
   Total assets........................................   50,356,294    28,849,274
                                                         -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       20,798        77,997
                                                         -----------   -----------
   Total liabilities...................................       20,798        77,997
                                                         -----------   -----------
NET ASSETS.............................................  $50,335,496   $28,771,277
                                                         ===========   ===========

NET ASSETS:
Accumulation unit values...............................  $50,335,337   $28,770,295
Retained by AXA Equitable in Separate Account A........          159           982
                                                         -----------   -----------
TOTAL NET ASSETS.......................................  $50,335,496   $28,771,277
                                                         ===========   ===========

Investments in shares of the Portfolios, at cost.......  $52,508,555   $26,421,953

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                        INVESCO V.I.                 INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                                        GLOBAL REAL   INVESCO V.I.   INTERNATIONAL     CAP CORE      SMALL CAP
                                                        ESTATE FUND  HIGH YIELD FUND  GROWTH FUND    EQUITY FUND    EQUITY FUND
                                                        ------------ --------------- ------------- ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
Receivable for policy-related transactions.............      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
   Total assets........................................  77,935,524     34,077,825     61,147,518     18,363,736      9,541,371
                                                        -----------    -----------    -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
   Total liabilities...................................      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
NET ASSETS............................................. $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
                                                        ===========    ===========    ===========    ===========    ===========

NET ASSETS:
Accumulation unit values............................... $77,850,914    $34,050,702    $61,123,096    $18,351,098    $ 9,534,651
Retained by AXA Equitable in Separate Account A........       2,173            257            538          1,892          2,596
                                                        -----------    -----------    -----------    -----------    -----------
TOTAL NET ASSETS....................................... $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
                                                        ===========    ===========    ===========    ===========    ===========

Investments in shares of the Portfolios, at cost....... $81,291,888    $34,853,724    $64,020,479    $19,445,123    $10,648,211


                                                        IVY VIP ENERGY
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $60,338,654
Receivable for policy-related transactions.............      179,326
                                                         -----------
   Total assets........................................   60,517,980
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      179,326
                                                         -----------
   Total liabilities...................................      179,326
                                                         -----------
NET ASSETS.............................................  $60,338,654
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $60,337,108
Retained by AXA Equitable in Separate Account A........        1,546
                                                         -----------
TOTAL NET ASSETS.......................................  $60,338,654
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $54,523,499

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                       LAZARD
                                                                                                     RETIREMENT      MFS(R)
                                                                                                      EMERGING    INTERNATIONAL
                                                        IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL MARKETS EQUITY     VALUE
                                                           INCOME        GROWTH       CAP GROWTH     PORTFOLIO      PORTFOLIO
                                                        ------------ --------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,459
Receivable for shares of the Portfolios sold...........           --            --        182,241             --            --
Receivable for policy-related transactions.............       58,772        66,598             --         74,427       317,207
                                                        ------------  ------------    -----------   ------------  ------------
   Total assets........................................  195,105,475   104,400,734     19,534,919    166,254,124   296,339,666
                                                        ------------  ------------    -----------   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       58,772        66,598             --         74,427       317,177
Payable for policy-related transactions................           --            --        182,241             --            --
                                                        ------------  ------------    -----------   ------------  ------------
   Total liabilities...................................       58,772        66,598        182,241         74,427       317,177
                                                        ------------  ------------    -----------   ------------  ------------
NET ASSETS............................................. $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,489
                                                        ============  ============    ===========   ============  ============

NET ASSETS:
Accumulation unit values............................... $195,046,485  $104,333,508    $19,347,002   $166,159,781  $296,022,446
Retained by AXA Equitable in Separate Account A........          218           628          5,676         19,916            43
                                                        ------------  ------------    -----------   ------------  ------------
TOTAL NET ASSETS....................................... $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,489
                                                        ============  ============    ===========   ============  ============

Investments in shares of the Portfolios, at cost....... $201,366,278  $110,087,868    $20,497,110   $172,706,504  $294,222,620



                                                        MFS(R) INVESTORS
                                                          TRUST SERIES
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $13,353,176
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............         4,806
                                                          -----------
   Total assets........................................    13,357,982
                                                          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         4,806
Payable for policy-related transactions................            --
                                                          -----------
   Total liabilities...................................         4,806
                                                          -----------
NET ASSETS.............................................   $13,353,176
                                                          ===========

NET ASSETS:
Accumulation unit values...............................   $13,353,034
Retained by AXA Equitable in Separate Account A........           142
                                                          -----------
TOTAL NET ASSETS.......................................   $13,353,176
                                                          ===========

Investments in shares of the Portfolios, at cost.......   $14,298,071

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                           MFS(R)
                                                        MASSACHUSETTS
                                                          INVESTORS     MFS(R)                     MULTIMANAGER
                                                        GROWTH STOCK  TECHNOLOGY  MFS(R) UTILITIES  AGGRESSIVE  MULTIMANAGER
                                                          PORTFOLIO   PORTFOLIO        SERIES        EQUITY*     CORE BOND*
                                                        ------------- ----------- ---------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $13,608,879  $74,592,679   $ 96,899,625   $556,447,272 $116,536,939
Receivable for shares of the Portfolios sold...........           --           --             --        429,487       29,196
Receivable for policy-related transactions.............        3,656       15,261         53,831             --           --
                                                         -----------  -----------   ------------   ------------ ------------
   Total assets........................................   13,612,535   74,607,940     96,953,456    556,876,759  116,566,135
                                                         -----------  -----------   ------------   ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        3,656       15,261         53,831             --           --
Payable for policy-related transactions................           --           --             --        373,892       29,192
                                                         -----------  -----------   ------------   ------------ ------------
   Total liabilities...................................        3,656       15,261         53,831        373,892       29,192
                                                         -----------  -----------   ------------   ------------ ------------
NET ASSETS.............................................  $13,608,879  $74,592,679   $ 96,899,625   $556,502,867 $116,536,943
                                                         ===========  ===========   ============   ============ ============

NET ASSETS:
Accumulation unit values...............................  $13,608,738  $74,585,530   $ 96,898,612   $555,452,297 $116,521,512
Contracts in payout (annuitization) period.............           --           --             --        895,397           --
Retained by AXA Equitable in Separate Account A........          141        7,149          1,013        155,173       15,431
                                                         -----------  -----------   ------------   ------------ ------------
TOTAL NET ASSETS.......................................  $13,608,879  $74,592,679   $ 96,899,625   $556,502,867 $116,536,943
                                                         ===========  ===========   ============   ============ ============

Investments in shares of the Portfolios, at cost.......  $15,186,635  $69,306,251   $111,568,557   $372,414,816 $120,027,945


                                                        MULTIMANAGER
                                                          MID CAP
                                                          GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $69,570,476
Receivable for shares of the Portfolios sold...........      43,188
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  69,613,664
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      43,188
                                                        -----------
   Total liabilities...................................      43,188
                                                        -----------
NET ASSETS............................................. $69,570,476
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $69,549,472
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      21,004
                                                        -----------
TOTAL NET ASSETS....................................... $69,570,476
                                                        ===========

Investments in shares of the Portfolios, at cost....... $76,296,268

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    PIMCO
                                                                                                COMMODITYREAL
                                                                                    OPPENHEIMER   RETURN(R)
                                                         MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY    TARGET 2015
                                                        MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO   ALLOCATION*
                                                        -------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $57,202,080   $144,911,175 $4,187,339   $7,015,589   $22,286,376
Receivable for shares of the Portfolios sold...........        5,087         10,334         --           --            --
Receivable for policy-related transactions.............           --             --      8,584        9,958         4,197
                                                         -----------   ------------ ----------   ----------   -----------
   Total assets........................................   57,207,167    144,921,509  4,195,923    7,025,547    22,290,573
                                                         -----------   ------------ ----------   ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --      8,584        9,874         4,197
Payable for policy-related transactions................        5,087         10,334         --           --            --
                                                         -----------   ------------ ----------   ----------   -----------
   Total liabilities...................................        5,087         10,334      8,584        9,874         4,197
                                                         -----------   ------------ ----------   ----------   -----------
NET ASSETS.............................................  $57,202,080   $144,911,175 $4,187,339   $7,015,673   $22,286,376
                                                         ===========   ============ ==========   ==========   ===========

NET ASSETS:
Accumulation unit values...............................  $57,174,634   $144,841,032 $4,187,107   $7,011,333   $22,284,852
Retained by AXA Equitable in Separate Account A........       27,446         70,143        232        4,340         1,524
                                                         -----------   ------------ ----------   ----------   -----------
TOTAL NET ASSETS.......................................  $57,202,080   $144,911,175 $4,187,339   $7,015,673   $22,286,376
                                                         ===========   ============ ==========   ==========   ===========

Investments in shares of the Portfolios, at cost.......  $41,398,316   $135,141,159 $4,354,019   $8,299,409   $23,972,301



                                                        TARGET 2025
                                                        ALLOCATION*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $60,165,747
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............      17,828
                                                        -----------
   Total assets........................................  60,183,575
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      17,828
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................      17,828
                                                        -----------
NET ASSETS............................................. $60,165,747
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $60,163,990
Retained by AXA Equitable in Separate Account A........       1,757
                                                        -----------
TOTAL NET ASSETS....................................... $60,165,747
                                                        ===========

Investments in shares of the Portfolios, at cost....... $59,521,647

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                             TEMPLETON  VANECK VIP
                                                        TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND GLOBAL HARD
                                                        ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND   ASSETS FUND
                                                        ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
Receivable for shares of the Portfolios sold...........          --      77,725         --           --          --
Receivable for policy-related transactions.............      21,191          --      7,994       54,181      31,601
                                                        ----------- ----------- ----------  ----------- -----------
   Total assets........................................  60,721,177  52,246,416  3,233,973   56,731,136  25,849,174
                                                        ----------- ----------- ----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      21,191          --      7,994       54,181      31,601
Payable for policy related transactions................          --      77,725         --           --          --
                                                        ----------- ----------- ----------  ----------- -----------
   Total liabilities...................................      21,191      77,725      7,994       54,181      31,601
                                                        ----------- ----------- ----------  ----------- -----------
NET ASSETS............................................. $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
                                                        =========== =========== ==========  =========== ===========

NET ASSETS:
Accumulation unit values............................... $60,682,036 $52,165,343 $3,225,976  $56,676,635 $25,817,408
Retained by AXA Equitable in Separate Account A........      17,950       3,348          3          320         165
                                                        ----------- ----------- ----------  ----------- -----------
TOTAL NET ASSETS....................................... $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
                                                        =========== =========== ==========  =========== ===========

Investments in shares of the Portfolios, at cost....... $58,808,490 $50,336,456 $3,195,462  $59,217,717 $24,011,141

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                       PORTFOLIO
                                                        SHARE CLASS** SHARES HELD
                                                      --------------- -----------
1290 VT SOCIALLY RESPONSIBLE.........................       B           3,911,880

ALL ASSET AGGRESSIVE-ALT 25..........................       B             994,133

ALL ASSET GROWTH-ALT 20..............................       B           3,120,788

ALL ASSET MODERATE GROWTH-ALT 15.....................       B             720,327

AMERICAN CENTURY VP MID CAP VALUE FUND...............    CLASS II       2,233,459

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.....    CLASS 4        3,387,791

AXA 400 MANAGED VOLATILITY...........................       B             573,191

AXA 500 MANAGED VOLATILITY...........................       B             952,012

AXA 2000 MANAGED VOLATILITY..........................       B             292,490

AXA AGGRESSIVE ALLOCATION............................       B          57,879,010

AXA BALANCED STRATEGY................................       A              13,021
AXA BALANCED STRATEGY................................       B           8,643,992

AXA CONSERVATIVE ALLOCATION..........................       B          12,003,401

AXA CONSERVATIVE GROWTH STRATEGY.....................       B           1,878,169

AXA CONSERVATIVE STRATEGY............................       B             814,747

AXA CONSERVATIVE-PLUS ALLOCATION.....................       B          21,582,918

AXA GLOBAL EQUITY MANAGED VOLATILITY.................       B          23,299,137

AXA GROWTH STRATEGY..................................       A              83,510

AXA INTERNATIONAL CORE MANAGED VOLATILITY............       B          16,504,296

AXA INTERNATIONAL MANAGED VOLATILITY.................       B             761,116

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........       B          14,743,662

AXA LARGE CAP CORE MANAGED VOLATILITY................       B           3,017,434

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............       B          23,246,013

AXA LARGE CAP VALUE MANAGED VOLATILITY...............       A          44,658,644
AXA LARGE CAP VALUE MANAGED VOLATILITY...............       B           5,612,577

AXA MID CAP VALUE MANAGED VOLATILITY.................       B          29,708,811

AXA MODERATE ALLOCATION..............................       A          83,755,051
AXA MODERATE ALLOCATION..............................       B          34,965,504

AXA MODERATE GROWTH STRATEGY.........................       B           3,228,619

AXA MODERATE-PLUS ALLOCATION.........................       B         102,650,816

AXA SMARTBETA EQUITY.................................       B              35,161

AXA/AB DYNAMIC MODERATE GROWTH.......................       B           1,398,632

AXA/AB SMALL CAP GROWTH..............................       A          15,771,347
AXA/AB SMALL CAP GROWTH..............................       B           3,652,203

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................       B          14,614,269

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND..........       B             265,257

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............       B           8,480,855

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......       B           1,132,636

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.       B           6,571,254

AXA/HORIZON SMALL CAP VALUE..........................       B              31,146

AXA/JANUS ENTERPRISE.................................       B          15,775,561

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                 PORTFOLIO
                                                  SHARE CLASS** SHARES HELD
                                                --------------- -----------
AXA/LOOMIS SAYLES GROWTH.......................        B         9,323,835

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.        B         1,957,071

AXA/PACIFIC GLOBAL SMALL CAP VALUE.............        B            44,031

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.        B         3,758,243

CHARTER/SM/ INTERNATIONAL MODERATE.............        B             5,557

CHARTER/SM/ MULTI-SECTOR BOND..................        A        16,229,874
CHARTER/SM/ MULTI-SECTOR BOND..................        B         6,878,717

CHARTER/SM/ REAL ASSETS........................        B            18,722

CHARTER/SM/ SMALL CAP GROWTH...................        B         3,369,332

CHARTER/SM/ SMALL CAP VALUE....................        B         7,167,938

EQ/BLACKROCK BASIC VALUE EQUITY................        B        32,699,885

EQ/BOSTON ADVISORS EQUITY INCOME...............        B        18,620,171

EQ/CAPITAL GUARDIAN RESEARCH...................        B         8,557,993

EQ/COMMON STOCK INDEX..........................        A        72,610,554
EQ/COMMON STOCK INDEX..........................        B         5,118,072

EQ/CORE BOND INDEX.............................        B        11,589,484

EQ/EMERGING MARKETS EQUITY PLUS................        B           717,035

EQ/EQUITY 500 INDEX............................        A        26,746,472
EQ/EQUITY 500 INDEX............................        B         8,757,698

EQ/GAMCO MERGERS AND ACQUISITIONS..............        B         1,370,947

EQ/GAMCO SMALL COMPANY VALUE...................        B        14,981,283

EQ/GLOBAL BOND PLUS............................        B         6,228,951

EQ/HIGH YIELD BOND.............................        B           894,155

EQ/INTERMEDIATE GOVERNMENT BOND................        A         4,272,534
EQ/INTERMEDIATE GOVERNMENT BOND................        B         1,434,102

EQ/INTERNATIONAL EQUITY INDEX..................        A        37,505,448
EQ/INTERNATIONAL EQUITY INDEX..................        B         3,897,986

EQ/INVESCO COMSTOCK............................        B         7,422,366

EQ/JPMORGAN VALUE OPPORTUNITIES................        B         4,957,728

EQ/LARGE CAP GROWTH INDEX......................        B        18,634,339

EQ/LARGE CAP VALUE INDEX.......................        B         9,118,413

EQ/MFS INTERNATIONAL GROWTH....................        B        15,867,912

EQ/MID CAP INDEX...............................        B        38,956,010

EQ/MONEY MARKET................................        A        43,340,001
EQ/MONEY MARKET................................        B        33,452,490

EQ/OPPENHEIMER GLOBAL..........................        B         8,433,257

EQ/PIMCO GLOBAL REAL RETURN....................        B         2,576,724

EQ/PIMCO ULTRA SHORT BOND......................        A            10,723
EQ/PIMCO ULTRA SHORT BOND......................        B         8,463,541

EQ/QUALITY BOND PLUS...........................        A         7,572,725
EQ/QUALITY BOND PLUS...........................        B         2,483,817

EQ/SMALL COMPANY INDEX.........................        B        24,429,444

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        PORTFOLIO
                                                         SHARE CLASS** SHARES HELD
                                                       --------------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.........................        B        11,249,710

EQ/UBS GROWTH & INCOME................................        B         3,833,165

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............... SERVICE CLASS 2 10,760,519

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO............... SERVICE CLASS 2    481,259

FIDELITY(R) VIP MID CAP PORTFOLIO..................... SERVICE CLASS 2  1,199,737

GOLDMAN SACHS VIT MID CAP VALUE FUND.................. SERVICE SHARES   3,097,569

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................    SERIES II     1,096,884

INVESCO V.I. GLOBAL REAL ESTATE FUND..................    SERIES II     4,961,956

INVESCO V.I. HIGH YIELD FUND..........................    SERIES II     6,352,791

INVESCO V.I. INTERNATIONAL GROWTH FUND................    SERIES II     1,884,206

INVESCO V.I. MID CAP CORE EQUITY FUND.................    SERIES II     1,455,431

INVESCO V.I. SMALL CAP EQUITY FUND....................    SERIES II       542,506

IVY VIP ENERGY........................................  COMMON SHARES   8,909,362

IVY VIP HIGH INCOME...................................  COMMON SHARES  54,061,006

IVY VIP MID CAP GROWTH................................  COMMON SHARES  11,055,038

IVY VIP SMALL CAP GROWTH..............................  COMMON SHARES   1,997,696

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO... SERVICE SHARES   8,853,473

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  SERVICE CLASS  13,316,350

MFS(R) INVESTORS TRUST SERIES.........................  SERVICE CLASS     528,211

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  SERVICE CLASS     894,732

MFS(R) TECHNOLOGY PORTFOLIO...........................  SERVICE CLASS   5,915,359

MFS(R) UTILITIES SERIES...............................  SERVICE CLASS   3,674,616

MULTIMANAGER AGGRESSIVE EQUITY........................        A        11,322,849
MULTIMANAGER AGGRESSIVE EQUITY........................        B           470,719

MULTIMANAGER CORE BOND................................        B        11,892,299

MULTIMANAGER MID CAP GROWTH...........................        B         8,254,046

MULTIMANAGER MID CAP VALUE............................        B         3,731,761

MULTIMANAGER TECHNOLOGY...............................        B         7,171,619

OPPENHEIMER MAIN STREET FUND(R)/VA....................  SERVICE CLASS     148,910

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  ADVISOR CLASS     882,464

TARGET 2015 ALLOCATION................................        B         2,577,711

TARGET 2025 ALLOCATION................................        B         6,032,371

TARGET 2035 ALLOCATION................................        B         5,960,016

TARGET 2045 ALLOCATION................................        B         5,165,224

TARGET 2055 ALLOCATION................................        B           344,608

TEMPLETON GLOBAL BOND VIP FUND........................     CLASS 2      3,487,813

VANECK VIP GLOBAL HARD ASSETS FUND.................... CLASS S SHARES   1,106,625

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
1290 VT SOCIALLY RESPONSIBLE...........  0.00%         B          $110.51         1
1290 VT SOCIALLY RESPONSIBLE...........  0.40%         B          $168.29         4
1290 VT SOCIALLY RESPONSIBLE...........  0.50%         B          $144.44         1
1290 VT SOCIALLY RESPONSIBLE...........  0.70%         B          $157.85         2
1290 VT SOCIALLY RESPONSIBLE...........  0.90%         B          $152.42         9
1290 VT SOCIALLY RESPONSIBLE...........  0.95%         B          $193.72         3
1290 VT SOCIALLY RESPONSIBLE...........  1.00%         B          $149.78        --
1290 VT SOCIALLY RESPONSIBLE...........  1.10%         B          $147.17         3
1290 VT SOCIALLY RESPONSIBLE...........  1.20%         B          $144.59        72
1290 VT SOCIALLY RESPONSIBLE...........  1.25%         B          $144.48         4
1290 VT SOCIALLY RESPONSIBLE...........  1.30%         B          $158.82        --
1290 VT SOCIALLY RESPONSIBLE...........  1.34%         B          $141.08       220
1290 VT SOCIALLY RESPONSIBLE...........  1.45%         B          $179.33        --

ALL ASSET AGGRESSIVE-ALT 25............  0.50%         B          $114.94         2
ALL ASSET AGGRESSIVE-ALT 25............  0.70%         B          $114.10         1
ALL ASSET AGGRESSIVE-ALT 25............  0.90%         B          $113.27         5
ALL ASSET AGGRESSIVE-ALT 25............  0.95%         B          $113.06        --
ALL ASSET AGGRESSIVE-ALT 25............  1.00%         B          $112.85        --
ALL ASSET AGGRESSIVE-ALT 25............  1.10%         B          $112.44         1
ALL ASSET AGGRESSIVE-ALT 25............  1.20%         B          $112.02        58
ALL ASSET AGGRESSIVE-ALT 25............  1.25%         B          $111.82         5
ALL ASSET AGGRESSIVE-ALT 25............  1.34%         B          $111.44        34
ALL ASSET AGGRESSIVE-ALT 25............  1.45%         B          $110.99        --

ALL ASSET GROWTH-ALT 20................  0.50%         B          $154.51        --
ALL ASSET GROWTH-ALT 20................  0.70%         B          $152.26        --
ALL ASSET GROWTH-ALT 20................  0.90%         B          $150.03        13
ALL ASSET GROWTH-ALT 20................  0.95%         B          $149.48         6
ALL ASSET GROWTH-ALT 20................  1.00%         B          $148.93         3
ALL ASSET GROWTH-ALT 20................  1.10%         B          $147.84         8
ALL ASSET GROWTH-ALT 20................  1.20%         B          $146.75       211
ALL ASSET GROWTH-ALT 20................  1.25%         B          $146.21        12
ALL ASSET GROWTH-ALT 20................  1.34%         B          $145.24       151
ALL ASSET GROWTH-ALT 20................  1.45%         B          $144.06        --

ALL ASSET MODERATE GROWTH-ALT 15.......  0.50%         B          $110.35        --
ALL ASSET MODERATE GROWTH-ALT 15.......  0.90%         B          $108.74         3
ALL ASSET MODERATE GROWTH-ALT 15.......  0.95%         B          $108.55         2
ALL ASSET MODERATE GROWTH-ALT 15.......  1.00%         B          $108.35        --
ALL ASSET MODERATE GROWTH-ALT 15.......  1.10%         B          $107.95         1
ALL ASSET MODERATE GROWTH-ALT 15.......  1.20%         B          $107.55        37
ALL ASSET MODERATE GROWTH-ALT 15.......  1.25%         B          $107.35         5
ALL ASSET MODERATE GROWTH-ALT 15.......  1.34%         B          $107.00        27
ALL ASSET MODERATE GROWTH-ALT 15.......  1.45%         B          $106.56        --

AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $121.33        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.50%      CLASS II      $216.91        10
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.70%      CLASS II      $214.01        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.80%      CLASS II      $212.57        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $211.14         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                         UNITS
                                                  CONTRACT                            OUTSTANDING
                                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                  -------- --------------- ---------- -----------
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.00%      CLASS II      $209.72        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.10%      CLASS II      $208.31         2
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.20%      CLASS II      $206.90       212

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.50%      CLASS 4       $102.94        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.70%      CLASS 4       $102.19         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.80%      CLASS 4       $101.81        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.90%      CLASS 4       $101.44        18
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.95%      CLASS 4       $101.25        25
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.00%      CLASS 4       $101.07         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.10%      CLASS 4       $100.70        13
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.20%      CLASS 4       $100.33       160
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.25%      CLASS 4       $100.14        55
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.34%      CLASS 4       $ 99.81        75
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.45%      CLASS 4       $ 99.40        --

AXA 400 MANAGED VOLATILITY.......................  0.40%         B          $171.59         3
AXA 400 MANAGED VOLATILITY.......................  0.50%         B          $183.62        --
AXA 400 MANAGED VOLATILITY.......................  0.70%         B          $204.27        --
AXA 400 MANAGED VOLATILITY.......................  0.90%         B          $178.74         1
AXA 400 MANAGED VOLATILITY.......................  0.90%         B          $201.68         2
AXA 400 MANAGED VOLATILITY.......................  0.95%         B          $201.04        --
AXA 400 MANAGED VOLATILITY.......................  1.10%         B          $176.34         2
AXA 400 MANAGED VOLATILITY.......................  1.20%         B          $175.15        27
AXA 400 MANAGED VOLATILITY.......................  1.20%         B          $197.85        --
AXA 400 MANAGED VOLATILITY.......................  1.25%         B          $197.22         3
AXA 400 MANAGED VOLATILITY.......................  1.34%         B          $196.09        28
AXA 400 MANAGED VOLATILITY.......................  1.45%         B          $147.53        --

AXA 500 MANAGED VOLATILITY.......................  0.50%         B          $182.57        --
AXA 500 MANAGED VOLATILITY.......................  0.70%         B          $180.13        --
AXA 500 MANAGED VOLATILITY.......................  0.70%         B          $201.16        --
AXA 500 MANAGED VOLATILITY.......................  0.80%         B          $178.92        --
AXA 500 MANAGED VOLATILITY.......................  0.90%         B          $177.72         3
AXA 500 MANAGED VOLATILITY.......................  0.90%         B          $198.61         2
AXA 500 MANAGED VOLATILITY.......................  0.95%         B          $197.98         1
AXA 500 MANAGED VOLATILITY.......................  1.00%         B          $176.52        --
AXA 500 MANAGED VOLATILITY.......................  1.10%         B          $175.33         3
AXA 500 MANAGED VOLATILITY.......................  1.20%         B          $174.15        47
AXA 500 MANAGED VOLATILITY.......................  1.20%         B          $194.84         3
AXA 500 MANAGED VOLATILITY.......................  1.25%         B          $194.22         8
AXA 500 MANAGED VOLATILITY.......................  1.34%         B          $193.10        37

AXA 2000 MANAGED VOLATILITY......................  0.50%         B          $172.69         1
AXA 2000 MANAGED VOLATILITY......................  0.70%         B          $170.38        --
AXA 2000 MANAGED VOLATILITY......................  0.70%         B          $200.79        --
AXA 2000 MANAGED VOLATILITY......................  0.90%         B          $168.09         1
AXA 2000 MANAGED VOLATILITY......................  0.90%         B          $198.25         1
AXA 2000 MANAGED VOLATILITY......................  0.95%         B          $197.62        --
AXA 2000 MANAGED VOLATILITY......................  1.10%         B          $165.84         2
AXA 2000 MANAGED VOLATILITY......................  1.20%         B          $164.72        16
AXA 2000 MANAGED VOLATILITY......................  1.20%         B          $194.48        --
AXA 2000 MANAGED VOLATILITY......................  1.25%         B          $193.86         1
AXA 2000 MANAGED VOLATILITY......................  1.34%         B          $192.75        11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION........  0.50%          B         $202.67         14
AXA AGGRESSIVE ALLOCATION........  0.70%          B         $197.33          8
AXA AGGRESSIVE ALLOCATION........  0.80%          B         $238.31         --
AXA AGGRESSIVE ALLOCATION........  0.90%          B         $192.13        313
AXA AGGRESSIVE ALLOCATION........  0.95%          B         $190.86         77
AXA AGGRESSIVE ALLOCATION........  1.00%          B         $189.59          3
AXA AGGRESSIVE ALLOCATION........  1.10%          B         $187.06        102
AXA AGGRESSIVE ALLOCATION........  1.20%          B         $184.57        974
AXA AGGRESSIVE ALLOCATION........  1.25%          B         $113.42         47
AXA AGGRESSIVE ALLOCATION........  1.30%          B         $127.51         15
AXA AGGRESSIVE ALLOCATION........  1.34%          B         $181.14      1,793
AXA AGGRESSIVE ALLOCATION........  1.35%          B         $180.89          1
AXA AGGRESSIVE ALLOCATION........  1.45%          B         $178.48          1

AXA BALANCED STRATEGY............  1.25%          A         $137.56          1
AXA BALANCED STRATEGY............  0.50%          B         $127.15         10
AXA BALANCED STRATEGY............  0.70%          B         $125.96         --
AXA BALANCED STRATEGY............  0.90%          B         $124.79          8
AXA BALANCED STRATEGY............  0.95%          B         $124.50          2
AXA BALANCED STRATEGY............  1.00%          B         $124.21         --
AXA BALANCED STRATEGY............  1.10%          B         $123.63          3
AXA BALANCED STRATEGY............  1.20%          B         $123.05         64
AXA BALANCED STRATEGY............  1.25%          B         $122.76         41
AXA BALANCED STRATEGY............  1.25%          B         $147.33        104
AXA BALANCED STRATEGY............  1.30%          B         $146.78        582
AXA BALANCED STRATEGY............  1.34%          B         $122.24         65
AXA BALANCED STRATEGY............  1.45%          B         $121.61          1

AXA CONSERVATIVE ALLOCATION......  0.50%          B         $143.99          6
AXA CONSERVATIVE ALLOCATION......  0.70%          B         $140.19          2
AXA CONSERVATIVE ALLOCATION......  0.90%          B         $136.50         58
AXA CONSERVATIVE ALLOCATION......  0.95%          B         $135.59         48
AXA CONSERVATIVE ALLOCATION......  1.00%          B         $134.69         --
AXA CONSERVATIVE ALLOCATION......  1.10%          B         $132.90         35
AXA CONSERVATIVE ALLOCATION......  1.20%          B         $131.13        230
AXA CONSERVATIVE ALLOCATION......  1.25%          B         $112.76        185
AXA CONSERVATIVE ALLOCATION......  1.30%          B         $115.86         14
AXA CONSERVATIVE ALLOCATION......  1.34%          B         $128.69        306
AXA CONSERVATIVE ALLOCATION......  1.35%          B         $128.52         --
AXA CONSERVATIVE ALLOCATION......  1.45%          B         $126.80         --

AXA CONSERVATIVE GROWTH STRATEGY.  0.50%          B         $121.24          3
AXA CONSERVATIVE GROWTH STRATEGY.  0.70%          B         $120.12         --
AXA CONSERVATIVE GROWTH STRATEGY.  0.90%          B         $119.00          2
AXA CONSERVATIVE GROWTH STRATEGY.  0.95%          B         $118.72          2
AXA CONSERVATIVE GROWTH STRATEGY.  1.00%          B         $118.44         --
AXA CONSERVATIVE GROWTH STRATEGY.  1.10%          B         $117.89          4
AXA CONSERVATIVE GROWTH STRATEGY.  1.20%          B         $117.34         35
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $117.06         53
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $138.38         24
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B         $137.85         54
AXA CONSERVATIVE GROWTH STRATEGY.  1.34%          B         $116.57         27
AXA CONSERVATIVE STRATEGY........  0.50%          B         $109.78          6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                  UNITS
                                           CONTRACT                            OUTSTANDING
                                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                           -------- --------------- ---------- -----------
AXA CONSERVATIVE STRATEGY.................  0.70%          B         $108.76         --
AXA CONSERVATIVE STRATEGY.................  0.90%          B         $107.74          2
AXA CONSERVATIVE STRATEGY.................  0.95%          B         $107.49          3
AXA CONSERVATIVE STRATEGY.................  1.10%          B         $106.74          2
AXA CONSERVATIVE STRATEGY.................  1.20%          B         $106.24         18
AXA CONSERVATIVE STRATEGY.................  1.25%          B         $105.99          9
AXA CONSERVATIVE STRATEGY.................  1.25%          B         $119.86          8
AXA CONSERVATIVE STRATEGY.................  1.30%          B         $119.41         26
AXA CONSERVATIVE STRATEGY.................  1.34%          B         $105.54         13

AXA CONSERVATIVE-PLUS ALLOCATION..........  0.50%          B         $158.32         23
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.70%          B         $154.15          3
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.80%          B         $160.37         --
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.90%          B         $150.09        117
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.95%          B         $149.09         33
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.00%          B         $148.10         --
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.10%          B         $146.13         42
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.20%          B         $144.18        514
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.25%          B         $114.27        137
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.30%          B         $120.25         16
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.34%          B         $141.50        578
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.35%          B         $141.31          1
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.45%          B         $139.42         --

AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.50%          B         $301.70          1
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.70%          B         $223.86         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.70%          B         $365.87          5
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.80%          B         $225.37         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.90%          B         $352.51         37
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.90%          B         $418.11          5
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.95%          B         $307.94         36
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.00%          B         $346.01         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.10%          B         $339.60         10
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.20%          B         $314.74        145
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.20%          B         $333.29         39
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.25%          B         $ 94.95         56
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.30%          B         $129.77          3
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.34%          B         $215.28      1,137
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.34%          B         $348.18         20
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.35%          B         $324.07          2
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.45%          B         $300.37          1

AXA GROWTH STRATEGY.......................  1.10%          A         $155.76          6
AXA GROWTH STRATEGY.......................  1.25%          A         $154.04          3

AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.40%          B         $ 87.21         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.50%          B         $115.94          2
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.70%          B         $126.39          3
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.80%          B         $171.41         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.90%          B         $122.05         52
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.95%          B         $148.64         37
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  1.00%          B         $119.93         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  1.10%          B         $117.84         14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.20%          B         $115.78        313
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.25%          B         $ 75.78         29
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.30%          B         $ 87.68          3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.34%          B         $112.97        864
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.45%          B         $137.71         --

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.50%          B         $109.81         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.70%          B         $115.81         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $106.89         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $114.34          4
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.95%          B         $113.98          1
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.10%          B         $105.45          1
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.20%          B         $104.74         41
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.20%          B         $112.17         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.25%          B         $111.81          3
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.34%          B         $111.17         30

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.40%          B         $116.39         38
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.50%          B         $116.76          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.70%          B         $140.16          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.80%          B         $174.77         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.90%          B         $135.34         50
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.95%          B         $134.16         49
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.00%          B         $133.00         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.10%          B         $130.68          9
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.20%          B         $128.40        106
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.25%          B         $ 73.67         21
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.30%          B         $ 84.93          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.34%          B         $125.28      1,074
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.35%          B         $125.06          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.45%          B         $134.53         --

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.50%          B         $164.52          1
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.70%          B         $168.80         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.90%          B         $163.00          7
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.95%          B         $161.58          9
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.00%          B         $160.17         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.10%          B         $157.38          2
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.20%          B         $154.64         33
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.25%          B         $138.05          4
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.30%          B         $150.67         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.34%          B         $150.88        137
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.45%          B         $147.98         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.50%          B         $114.49          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.70%          B         $198.39         10
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.80%          B         $293.31         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $171.14         23
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $191.14         70
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.95%          B         $160.83        118
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.00%          B         $187.62          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.10%          B         $184.14         18
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.20%          B         $173.55        265
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.20%          B         $180.73         36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.25%          B         $158.75         16
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.30%          B         $182.35          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.34%          B         $263.16      2,019
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.35%          B         $175.72          4
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.45%          B         $165.63          4

AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.70%          A         $187.43         10
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.90%          A         $180.99         51
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          A         $171.70         35
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.34%          A         $167.53      4,376
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.35%          A         $167.23         11
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.45%          A         $175.77          5
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.40%          B         $167.02         23
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.50%          B         $206.48          4
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.80%          B         $292.99         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.90%          B         $178.64         28
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.95%          B         $187.81        136
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.00%          B         $177.85         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.10%          B         $172.49          8
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.10%          B         $174.75         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          B         $169.48        321
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          B         $171.70          1
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.25%          B         $110.43         23
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.30%          B         $121.52          8

AXA MID CAP VALUE MANAGED VOLATILITY....  0.50%          B         $310.86          2
AXA MID CAP VALUE MANAGED VOLATILITY....  0.70%          B         $244.09          5
AXA MID CAP VALUE MANAGED VOLATILITY....  0.80%          B         $352.40         --
AXA MID CAP VALUE MANAGED VOLATILITY....  0.90%          B         $235.17         31
AXA MID CAP VALUE MANAGED VOLATILITY....  0.90%          B         $291.03         11
AXA MID CAP VALUE MANAGED VOLATILITY....  0.95%          B         $294.51         57
AXA MID CAP VALUE MANAGED VOLATILITY....  1.00%          B         $230.83         --
AXA MID CAP VALUE MANAGED VOLATILITY....  1.10%          B         $226.56          9
AXA MID CAP VALUE MANAGED VOLATILITY....  1.20%          B         $221.67        178
AXA MID CAP VALUE MANAGED VOLATILITY....  1.20%          B         $222.35         21
AXA MID CAP VALUE MANAGED VOLATILITY....  1.25%          B         $141.70         23
AXA MID CAP VALUE MANAGED VOLATILITY....  1.30%          B         $162.11          5
AXA MID CAP VALUE MANAGED VOLATILITY....  1.34%          B         $273.30      1,555
AXA MID CAP VALUE MANAGED VOLATILITY....  1.35%          B         $216.20          3
AXA MID CAP VALUE MANAGED VOLATILITY....  1.45%          B         $211.55          1

AXA MODERATE ALLOCATION.................  0.70%          A         $211.14         15
AXA MODERATE ALLOCATION+................  0.70%          A         $211.42          1
AXA MODERATE ALLOCATION.................  0.90%          A         $248.87        253
AXA MODERATE ALLOCATION+................  0.90%          A         $250.70         26
AXA MODERATE ALLOCATION.................  1.20%          A         $216.17         44
AXA MODERATE ALLOCATION+................  1.34%          A         $ 78.92     10,700
AXA MODERATE ALLOCATION.................  1.35%          A         $251.70        801
AXA MODERATE ALLOCATION.................  1.35%          A         $253.29         15
AXA MODERATE ALLOCATION.................  1.45%          A         $160.53          3
AXA MODERATE ALLOCATION.................  0.40%          B         $122.66         27
AXA MODERATE ALLOCATION.................  0.50%          B         $152.92         87
AXA MODERATE ALLOCATION.................  0.80%          B         $172.06         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION+.......  0.90%          B         $157.79         12
AXA MODERATE ALLOCATION........  0.90%          B         $174.31         76
AXA MODERATE ALLOCATION........  0.95%          B         $155.28        142
AXA MODERATE ALLOCATION........  1.00%          B         $170.98          3
AXA MODERATE ALLOCATION........  1.10%          B         $151.25        211
AXA MODERATE ALLOCATION........  1.20%          B         $162.63      2,058
AXA MODERATE ALLOCATION........  1.25%          B         $111.41        353
AXA MODERATE ALLOCATION........  1.30%          B         $120.63         92

AXA MODERATE GROWTH STRATEGY...  0.50%          B         $133.44         12
AXA MODERATE GROWTH STRATEGY...  0.70%          B         $132.19          1
AXA MODERATE GROWTH STRATEGY...  0.80%          B         $131.58         --
AXA MODERATE GROWTH STRATEGY...  0.90%          B         $130.96         13
AXA MODERATE GROWTH STRATEGY...  0.95%          B         $130.66          1
AXA MODERATE GROWTH STRATEGY...  1.00%          B         $130.35          1
AXA MODERATE GROWTH STRATEGY...  1.10%          B         $129.74         10
AXA MODERATE GROWTH STRATEGY...  1.20%          B         $129.13        201
AXA MODERATE GROWTH STRATEGY...  1.25%          B         $128.83         62
AXA MODERATE GROWTH STRATEGY...  1.34%          B         $128.29         91
AXA MODERATE GROWTH STRATEGY...  1.45%          B         $127.63         --

AXA MODERATE-PLUS ALLOCATION...  0.50%          B         $190.50          9
AXA MODERATE-PLUS ALLOCATION...  0.70%          B         $185.48         15
AXA MODERATE-PLUS ALLOCATION...  0.80%          B         $203.36         --
AXA MODERATE-PLUS ALLOCATION...  0.90%          B         $180.59        434
AXA MODERATE-PLUS ALLOCATION...  0.95%          B         $179.39        199
AXA MODERATE-PLUS ALLOCATION...  1.00%          B         $178.20          3
AXA MODERATE-PLUS ALLOCATION...  1.10%          B         $175.83        196
AXA MODERATE-PLUS ALLOCATION...  1.20%          B         $173.48      1,719
AXA MODERATE-PLUS ALLOCATION...  1.25%          B         $114.33        167
AXA MODERATE-PLUS ALLOCATION...  1.30%          B         $125.47         87
AXA MODERATE-PLUS ALLOCATION...  1.34%          B         $170.26      3,548
AXA MODERATE-PLUS ALLOCATION...  1.35%          B         $170.03          4
AXA MODERATE-PLUS ALLOCATION...  1.45%          B         $167.76          1

AXA SMARTBETA EQUITY...........  0.50%          B         $101.16         --
AXA SMARTBETA EQUITY...........  0.70%          B         $100.82         --
AXA SMARTBETA EQUITY...........  0.90%          B         $100.49         --
AXA SMARTBETA EQUITY...........  1.00%          B         $100.33         --
AXA SMARTBETA EQUITY...........  1.10%          B         $100.16         --
AXA SMARTBETA EQUITY...........  1.20%          B         $100.00          2
AXA SMARTBETA EQUITY...........  1.25%          B         $ 99.92          1

AXA/AB DYNAMIC MODERATE GROWTH.  0.50%          B         $127.68         --
AXA/AB DYNAMIC MODERATE GROWTH.  0.70%          B         $126.49         --
AXA/AB DYNAMIC MODERATE GROWTH.  0.90%          B         $125.31          4
AXA/AB DYNAMIC MODERATE GROWTH.  0.95%          B         $125.02          3
AXA/AB DYNAMIC MODERATE GROWTH.  1.00%          B         $124.73          1
AXA/AB DYNAMIC MODERATE GROWTH.  1.10%          B         $124.14          7
AXA/AB DYNAMIC MODERATE GROWTH.  1.20%          B         $123.56         75
AXA/AB DYNAMIC MODERATE GROWTH.  1.25%          B         $123.27         18
AXA/AB DYNAMIC MODERATE GROWTH.  1.34%          B         $122.75         26

AXA/AB SMALL CAP GROWTH........  0.70%          A         $304.61          3
AXA/AB SMALL CAP GROWTH........  0.90%          A         $376.97         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA/AB SMALL CAP GROWTH.........................  1.20%          A         $355.13        10
AXA/AB SMALL CAP GROWTH.........................  1.34%          A         $345.38       787
AXA/AB SMALL CAP GROWTH.........................  1.35%          A         $344.68         3
AXA/AB SMALL CAP GROWTH.........................  1.45%          A         $248.18         1
AXA/AB SMALL CAP GROWTH.........................  0.50%          B         $200.63        14
AXA/AB SMALL CAP GROWTH.........................  0.70%          B         $327.22        --
AXA/AB SMALL CAP GROWTH.........................  0.80%          B         $359.06        --
AXA/AB SMALL CAP GROWTH.........................  0.90%          B         $266.60         4
AXA/AB SMALL CAP GROWTH.........................  0.95%          B         $313.23        38
AXA/AB SMALL CAP GROWTH.........................  1.00%          B         $338.81        --
AXA/AB SMALL CAP GROWTH.........................  1.10%          B         $305.10         6
AXA/AB SMALL CAP GROWTH.........................  1.20%          B         $251.49       149
AXA/AB SMALL CAP GROWTH.........................  1.25%          B         $159.34        37
AXA/AB SMALL CAP GROWTH.........................  1.30%          B         $191.00         4

AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.50%          B         $190.69        --
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.70%          B         $190.54         5
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.90%          B         $183.99        34
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.95%          B         $182.39        33
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.10%          B         $177.65        20
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.20%          B         $174.55        76
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.25%          B         $176.65        68
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.30%          B         $201.85         2
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.34%          B         $170.31       648
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.35%          B         $170.01         1
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.45%          B         $167.04        --

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.50%          B         $102.24         3
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.70%          B         $101.90        --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.90%          B         $101.57         1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.10%          B         $101.23         1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.20%          B         $101.07        17
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.25%          B         $100.98         4

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.40%          B         $130.96        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.50%          B         $145.87        10
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.70%          B         $142.87         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.90%          B         $139.94        19
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.95%          B         $139.21        31
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.00%          B         $138.49        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.10%          B         $137.05        14
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.20%          B         $135.63       109
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.25%          B         $124.23        49
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.30%          B         $132.30         8
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.34%          B         $133.66       427
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.45%          B         $132.13        --

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.50%          B         $172.18         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.70%          B         $168.64        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.90%          B         $165.18         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.95%          B         $164.32         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.00%          B         $163.47        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.10%          B         $161.77         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.20%          B         $160.09        19

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.25%          B         $133.33         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.30%          B         $151.33        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.34%          B         $157.77        87
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.45%          B         $155.96        --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.50%          B         $124.18         8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.70%          B         $121.80        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.90%          B         $119.46        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.95%          B         $118.88        22
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.00%          B         $228.87         1
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.10%          B         $131.72        13
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.20%          B         $116.02       132
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.25%          B         $114.44        27
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.30%          B         $115.17        11
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.34%          B         $114.45       371

AXA/HORIZON SMALL CAP VALUE..........................  0.50%          B         $108.45         2
AXA/HORIZON SMALL CAP VALUE..........................  0.90%          B         $107.74        --
AXA/HORIZON SMALL CAP VALUE..........................  1.00%          B         $107.56        --
AXA/HORIZON SMALL CAP VALUE..........................  1.10%          B         $107.38        --
AXA/HORIZON SMALL CAP VALUE..........................  1.20%          B         $107.20         1
AXA/HORIZON SMALL CAP VALUE..........................  1.25%          B         $107.12        --

AXA/JANUS ENTERPRISE.................................  0.40%          B         $125.92         1
AXA/JANUS ENTERPRISE.................................  0.50%          B         $215.24         1
AXA/JANUS ENTERPRISE.................................  0.70%          B         $210.24         3
AXA/JANUS ENTERPRISE.................................  0.80%          B         $261.82        --
AXA/JANUS ENTERPRISE.................................  0.90%          B         $205.36        72
AXA/JANUS ENTERPRISE.................................  0.95%          B         $204.15        18
AXA/JANUS ENTERPRISE.................................  1.00%          B         $202.96         1
AXA/JANUS ENTERPRISE.................................  1.10%          B         $200.58        23
AXA/JANUS ENTERPRISE.................................  1.20%          B         $198.22       413
AXA/JANUS ENTERPRISE.................................  1.25%          B         $129.00       102
AXA/JANUS ENTERPRISE.................................  1.30%          B         $152.51         4
AXA/JANUS ENTERPRISE.................................  1.34%          B         $194.97       640
AXA/JANUS ENTERPRISE.................................  1.35%          B         $194.74         1
AXA/JANUS ENTERPRISE.................................  1.45%          B         $192.44        --

AXA/LOOMIS SAYLES GROWTH.............................  0.40%          B         $160.84         1
AXA/LOOMIS SAYLES GROWTH.............................  0.50%          B         $242.11         1
AXA/LOOMIS SAYLES GROWTH.............................  0.70%          B         $236.22         2
AXA/LOOMIS SAYLES GROWTH.............................  0.80%          B         $277.33        --
AXA/LOOMIS SAYLES GROWTH.............................  0.90%          B         $230.48        14
AXA/LOOMIS SAYLES GROWTH.............................  0.95%          B         $229.06        10
AXA/LOOMIS SAYLES GROWTH.............................  1.00%          B         $227.66        --
AXA/LOOMIS SAYLES GROWTH.............................  1.10%          B         $224.86         7
AXA/LOOMIS SAYLES GROWTH.............................  1.20%          B         $222.09        28
AXA/LOOMIS SAYLES GROWTH.............................  1.25%          B         $175.10        42
AXA/LOOMIS SAYLES GROWTH.............................  1.30%          B         $192.76         2
AXA/LOOMIS SAYLES GROWTH.............................  1.34%          B         $218.28       179
AXA/LOOMIS SAYLES GROWTH.............................  1.35%          B         $218.01        --
AXA/LOOMIS SAYLES GROWTH.............................  1.45%          B         $215.32        --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  0.50%          B         $153.85        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  0.70%          B         $150.69        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                       UNITS
                                                CONTRACT                            OUTSTANDING
                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  0.90%          B         $147.59         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  0.95%          B         $146.83         6
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.00%          B         $146.07        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.10%          B         $144.55         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.20%          B         $143.05        23
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.25%          B         $122.12         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.30%          B         $137.18         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.34%          B         $140.98       140
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.45%          B         $139.36        --

AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  0.50%          B         $103.81         2
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  0.90%          B         $103.13        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.10%          B         $102.79        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.20%          B         $102.62         2
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.25%          B         $102.53        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.50%          B         $125.28         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.70%          B         $122.71         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.80%          B         $225.23        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.90%          B         $120.19        14
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.95%          B         $119.56         8
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.00%          B         $118.94        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.10%          B         $117.71         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.20%          B         $116.48       122
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.25%          B         $ 99.99        15
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.30%          B         $111.79         8
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.34%          B         $114.80       206
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.45%          B         $113.48        --

CHARTER/SM/ INTERNATIONAL MODERATE.............  0.50%          B         $ 96.45        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  0.90%          B         $ 95.82        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  1.20%          B         $ 95.35        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  1.25%          B         $ 95.27        --

CHARTER/SM/ MULTI-SECTOR BOND..................  0.70%          A         $120.09         2
CHARTER/SM/ MULTI-SECTOR BOND..................  0.90%          A         $154.64        20
CHARTER/SM/ MULTI-SECTOR BOND..................  1.20%          A         $127.27         4
CHARTER/SM/ MULTI-SECTOR BOND..................  1.34%          A         $167.08       340
CHARTER/SM/ MULTI-SECTOR BOND..................  1.35%          A         $177.98         3
CHARTER/SM/ MULTI-SECTOR BOND..................  1.45%          A         $ 97.11         1
CHARTER/SM/ MULTI-SECTOR BOND..................  0.50%          B         $135.69         4
CHARTER/SM/ MULTI-SECTOR BOND..................  0.70%          B         $125.60        --
CHARTER/SM/ MULTI-SECTOR BOND..................  0.80%          B         $128.89        --
CHARTER/SM/ MULTI-SECTOR BOND..................  0.90%          B         $104.57         4
CHARTER/SM/ MULTI-SECTOR BOND..................  0.95%          B         $120.23        51
CHARTER/SM/ MULTI-SECTOR BOND..................  1.00%          B         $140.16        --
CHARTER/SM/ MULTI-SECTOR BOND..................  1.10%          B         $117.11        16
CHARTER/SM/ MULTI-SECTOR BOND..................  1.20%          B         $ 98.51       146
CHARTER/SM/ MULTI-SECTOR BOND..................  1.25%          B         $ 91.67        24
CHARTER/SM/ MULTI-SECTOR BOND..................  1.30%          B         $ 95.37         4

CHARTER/SM/ REAL ASSETS........................  0.50%          B         $ 97.41        --
CHARTER/SM/ REAL ASSETS........................  0.90%          B         $ 96.78        --
CHARTER/SM/ REAL ASSETS........................  1.20%          B         $ 96.30         1
CHARTER/SM/ REAL ASSETS........................  1.25%          B         $ 96.22        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH.....  0.50%          B         $183.29         --
CHARTER/SM/ SMALL CAP GROWTH.....  0.70%          B         $178.83          1
CHARTER/SM/ SMALL CAP GROWTH.....  0.90%          B         $174.48          5
CHARTER/SM/ SMALL CAP GROWTH.....  0.95%          B         $173.41          9
CHARTER/SM/ SMALL CAP GROWTH.....  1.00%          B         $172.34         --
CHARTER/SM/ SMALL CAP GROWTH.....  1.10%          B         $170.23          2
CHARTER/SM/ SMALL CAP GROWTH.....  1.20%          B         $168.13         16
CHARTER/SM/ SMALL CAP GROWTH.....  1.25%          B         $113.82          6
CHARTER/SM/ SMALL CAP GROWTH.....  1.30%          B         $130.11         --
CHARTER/SM/ SMALL CAP GROWTH+....  1.34%          B         $164.19         11
CHARTER/SM/ SMALL CAP GROWTH.....  1.34%          B         $165.24        194
CHARTER/SM/ SMALL CAP GROWTH.....  1.35%          B         $165.04         --
CHARTER/SM/ SMALL CAP GROWTH.....  1.45%          B         $163.00         --

CHARTER/SM/ SMALL CAP VALUE......  0.50%          B         $273.66          1
CHARTER/SM/ SMALL CAP VALUE......  0.70%          B         $280.92          1
CHARTER/SM/ SMALL CAP VALUE......  0.90%          B         $271.27         10
CHARTER/SM/ SMALL CAP VALUE......  0.95%          B         $212.20         20
CHARTER/SM/ SMALL CAP VALUE......  1.00%          B         $266.56         --
CHARTER/SM/ SMALL CAP VALUE......  1.10%          B         $261.92          1
CHARTER/SM/ SMALL CAP VALUE......  1.20%          B         $257.35         28
CHARTER/SM/ SMALL CAP VALUE......  1.25%          B         $115.90          3
CHARTER/SM/ SMALL CAP VALUE......  1.30%          B         $126.34         --
CHARTER/SM/ SMALL CAP VALUE+.....  1.34%          B         $248.94         15
CHARTER/SM/ SMALL CAP VALUE......  1.34%          B         $251.10        390
CHARTER/SM/ SMALL CAP VALUE......  1.35%          B         $250.65         --
CHARTER/SM/ SMALL CAP VALUE......  1.45%          B         $193.10         --

EQ/BLACKROCK BASIC VALUE EQUITY..  0.50%          B         $258.55         11
EQ/BLACKROCK BASIC VALUE EQUITY..  0.70%          B         $318.31          8
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B         $296.82         --
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $299.63         15
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $306.68         89
EQ/BLACKROCK BASIC VALUE EQUITY..  0.95%          B         $253.85         63
EQ/BLACKROCK BASIC VALUE EQUITY..  1.00%          B         $301.03          2
EQ/BLACKROCK BASIC VALUE EQUITY..  1.10%          B         $295.46         28
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $287.78        664
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $289.97         82
EQ/BLACKROCK BASIC VALUE EQUITY..  1.25%          B         $139.97        232
EQ/BLACKROCK BASIC VALUE EQUITY..  1.30%          B         $158.37          7
EQ/BLACKROCK BASIC VALUE EQUITY..  1.34%          B         $365.81      1,224
EQ/BLACKROCK BASIC VALUE EQUITY..  1.35%          B         $281.95          3
EQ/BLACKROCK BASIC VALUE EQUITY..  1.45%          B         $274.64          1

EQ/BOSTON ADVISORS EQUITY INCOME.  0.50%          B         $209.90         19
EQ/BOSTON ADVISORS EQUITY INCOME.  0.70%          B         $204.80          1
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          B         $296.26         --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          B         $199.82         24
EQ/BOSTON ADVISORS EQUITY INCOME.  0.95%          B         $198.59         16
EQ/BOSTON ADVISORS EQUITY INCOME.  1.00%          B         $197.37         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.10%          B         $194.95          8
EQ/BOSTON ADVISORS EQUITY INCOME.  1.20%          B         $192.54        128
EQ/BOSTON ADVISORS EQUITY INCOME.  1.25%          B         $137.73         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.  1.30%          B         $155.12          4
EQ/BOSTON ADVISORS EQUITY INCOME.  1.34%          B         $189.24        341
EQ/BOSTON ADVISORS EQUITY INCOME.  1.35%          B         $189.00         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.45%          B         $186.68         --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.70%          B         $236.07          2
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B         $227.96         14
EQ/CAPITAL GUARDIAN RESEARCH.....  0.95%          B         $225.97         31
EQ/CAPITAL GUARDIAN RESEARCH.....  1.10%          B         $220.11          2
EQ/CAPITAL GUARDIAN RESEARCH.....  1.20%          B         $216.26        122
EQ/CAPITAL GUARDIAN RESEARCH.....  1.25%          B         $151.36        142
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          B         $164.92          1
EQ/CAPITAL GUARDIAN RESEARCH.....  1.34%          B         $211.01        638
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B         $210.64          1
EQ/CAPITAL GUARDIAN RESEARCH.....  1.45%          B         $206.96          1

EQ/COMMON STOCK INDEX............  0.70%          A         $250.51         20
EQ/COMMON STOCK INDEX+...........  0.74%          A         $812.71         36
EQ/COMMON STOCK INDEX+...........  0.74%          A         $880.33         14
EQ/COMMON STOCK INDEX............  0.90%          A         $349.36         41
EQ/COMMON STOCK INDEX............  1.20%          A         $281.24         21
EQ/COMMON STOCK INDEX............  1.35%          A         $427.66        816
EQ/COMMON STOCK INDEX............  1.35%          A         $446.83         11
EQ/COMMON STOCK INDEX+...........  1.40%          A         $563.49      2,895
EQ/COMMON STOCK INDEX............  1.45%          A         $170.82         13
EQ/COMMON STOCK INDEX............  0.40%          B         $166.28         11
EQ/COMMON STOCK INDEX............  0.50%          B         $161.69          2
EQ/COMMON STOCK INDEX............  0.80%          B         $320.30         --
EQ/COMMON STOCK INDEX............  0.90%          B         $166.97         12
EQ/COMMON STOCK INDEX............  0.90%          B         $186.86         44
EQ/COMMON STOCK INDEX............  0.95%          B         $158.03        139
EQ/COMMON STOCK INDEX............  1.00%          B         $271.14         --
EQ/COMMON STOCK INDEX............  1.10%          B         $153.93         15
EQ/COMMON STOCK INDEX............  1.20%          B         $173.08        505
EQ/COMMON STOCK INDEX............  1.25%          B         $136.59        140
EQ/COMMON STOCK INDEX............  1.30%          B         $152.11         13

EQ/CORE BOND INDEX...............  0.40%          B         $102.06          9
EQ/CORE BOND INDEX...............  0.50%          B         $130.40          5
EQ/CORE BOND INDEX...............  0.70%          B         $126.50          3
EQ/CORE BOND INDEX...............  0.80%          B         $116.38         --
EQ/CORE BOND INDEX...............  0.90%          B         $122.72         39
EQ/CORE BOND INDEX...............  0.95%          B         $121.79         77
EQ/CORE BOND INDEX...............  1.00%          B         $120.87         --
EQ/CORE BOND INDEX...............  1.10%          B         $119.04         20
EQ/CORE BOND INDEX...............  1.20%          B         $117.23        223
EQ/CORE BOND INDEX...............  1.25%          B         $100.13         65
EQ/CORE BOND INDEX...............  1.30%          B         $100.05          3
EQ/CORE BOND INDEX...............  1.34%          B         $114.76        547
EQ/CORE BOND INDEX...............  1.35%          B         $114.58         --
EQ/CORE BOND INDEX...............  1.45%          B         $112.84         --

EQ/EMERGING MARKETS EQUITY PLUS..  0.50%          B         $ 81.33         --
EQ/EMERGING MARKETS EQUITY PLUS..  0.70%          B         $ 80.74          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/EMERGING MARKETS EQUITY PLUS...  0.80%          B         $ 80.44         --
EQ/EMERGING MARKETS EQUITY PLUS...  0.90%          B         $ 80.15          1
EQ/EMERGING MARKETS EQUITY PLUS...  0.95%          B         $ 80.00          1
EQ/EMERGING MARKETS EQUITY PLUS...  1.00%          B         $ 79.85         --
EQ/EMERGING MARKETS EQUITY PLUS...  1.10%          B         $ 79.56          1
EQ/EMERGING MARKETS EQUITY PLUS...  1.20%          B         $ 79.27         31
EQ/EMERGING MARKETS EQUITY PLUS...  1.25%          B         $ 79.12          4
EQ/EMERGING MARKETS EQUITY PLUS...  1.34%          B         $ 78.86         33

EQ/EQUITY 500 INDEX...............  0.70%          A         $276.23         13
EQ/EQUITY 500 INDEX...............  0.90%          A         $385.70         81
EQ/EQUITY 500 INDEX...............  1.20%          A         $311.14         47
EQ/EQUITY 500 INDEX...............  1.34%          A         $507.04      1,853
EQ/EQUITY 500 INDEX...............  1.35%          A         $505.87          7
EQ/EQUITY 500 INDEX...............  1.45%          A         $189.97          5
EQ/EQUITY 500 INDEX...............  0.40%          B         $165.94         44
EQ/EQUITY 500 INDEX...............  0.50%          B         $181.35         12
EQ/EQUITY 500 INDEX...............  0.70%          B         $181.12         --
EQ/EQUITY 500 INDEX...............  0.80%          B         $314.85         --
EQ/EQUITY 500 INDEX...............  0.90%          B         $206.94         41
EQ/EQUITY 500 INDEX...............  0.95%          B         $173.38         99
EQ/EQUITY 500 INDEX...............  1.00%          B         $261.86          2
EQ/EQUITY 500 INDEX...............  1.10%          B         $168.88         46
EQ/EQUITY 500 INDEX...............  1.20%          B         $192.44      1,240
EQ/EQUITY 500 INDEX...............  1.25%          B         $149.19        278
EQ/EQUITY 500 INDEX...............  1.30%          B         $167.02          9

EQ/GAMCO MERGERS AND ACQUISITIONS.  0.50%          B         $169.97         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.70%          B         $166.03         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $162.17          7
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.95%          B         $161.22          8
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.10%          B         $158.40          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B         $156.53          7
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.25%          B         $125.10         12
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          B         $136.14          1
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.34%          B         $153.90          1
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.34%          B         $153.97         76
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.35%          B         $153.79         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.45%          B         $151.98         --

EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $120.04         --
EQ/GAMCO SMALL COMPANY VALUE......  0.40%          B         $177.14          5
EQ/GAMCO SMALL COMPANY VALUE......  0.50%          B         $356.95          8
EQ/GAMCO SMALL COMPANY VALUE......  0.70%          B         $348.27          7
EQ/GAMCO SMALL COMPANY VALUE......  0.80%          B         $406.22         --
EQ/GAMCO SMALL COMPANY VALUE......  0.90%          B         $339.81        125
EQ/GAMCO SMALL COMPANY VALUE......  0.95%          B         $337.72         38
EQ/GAMCO SMALL COMPANY VALUE......  1.00%          B         $335.65          4
EQ/GAMCO SMALL COMPANY VALUE......  1.10%          B         $331.53         36
EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B         $327.44        861
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B         $208.17        220
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          B         $245.94          9
EQ/GAMCO SMALL COMPANY VALUE......  1.34%          B         $321.82      1,470

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.....  1.35%          B         $321.42          2
EQ/GAMCO SMALL COMPANY VALUE.....  1.45%          B         $317.46          1

EQ/GLOBAL BOND PLUS..............  0.50%          B         $124.43          3
EQ/GLOBAL BOND PLUS..............  0.70%          B         $121.64          2
EQ/GLOBAL BOND PLUS..............  0.80%          B         $112.43         --
EQ/GLOBAL BOND PLUS..............  0.90%          B         $118.92         27
EQ/GLOBAL BOND PLUS..............  0.95%          B         $118.25         33
EQ/GLOBAL BOND PLUS..............  1.00%          B         $117.58         --
EQ/GLOBAL BOND PLUS..............  1.10%          B         $116.26         26
EQ/GLOBAL BOND PLUS..............  1.20%          B         $114.94         87
EQ/GLOBAL BOND PLUS..............  1.25%          B         $114.97         40
EQ/GLOBAL BOND PLUS..............  1.30%          B         $116.35          2
EQ/GLOBAL BOND PLUS..............  1.34%          B         $113.12        253
EQ/GLOBAL BOND PLUS..............  1.35%          B         $112.99         --
EQ/GLOBAL BOND PLUS..............  1.45%          B         $111.71         --

EQ/HIGH YIELD BOND...............  0.50%          B         $110.70          1
EQ/HIGH YIELD BOND...............  0.70%          B         $109.89         --
EQ/HIGH YIELD BOND...............  0.80%          B         $109.49         --
EQ/HIGH YIELD BOND...............  0.90%          B         $109.09          1
EQ/HIGH YIELD BOND...............  0.95%          B         $108.89          2
EQ/HIGH YIELD BOND...............  1.00%          B         $108.69         --
EQ/HIGH YIELD BOND...............  1.10%          B         $108.29          1
EQ/HIGH YIELD BOND...............  1.20%          B         $107.89         40
EQ/HIGH YIELD BOND...............  1.25%          B         $107.69         13
EQ/HIGH YIELD BOND...............  1.34%          B         $107.33         20

EQ/INTERMEDIATE GOVERNMENT BOND..  0.70%          A         $164.36          1
EQ/INTERMEDIATE GOVERNMENT BOND+.  0.74%          A         $ 94.60          8
EQ/INTERMEDIATE GOVERNMENT BOND..  0.90%          A         $173.98          5
EQ/INTERMEDIATE GOVERNMENT BOND..  1.20%          A         $155.85          1
EQ/INTERMEDIATE GOVERNMENT BOND..  1.34%          A         $171.48        240
EQ/INTERMEDIATE GOVERNMENT BOND..  1.35%          A         $165.10          2
EQ/INTERMEDIATE GOVERNMENT BOND..  1.45%          A         $137.29         --
EQ/INTERMEDIATE GOVERNMENT BOND..  0.00%          B         $ 99.62         --
EQ/INTERMEDIATE GOVERNMENT BOND..  0.50%          B         $147.16          1
EQ/INTERMEDIATE GOVERNMENT BOND..  0.90%          B         $146.97          2
EQ/INTERMEDIATE GOVERNMENT BOND..  0.95%          B         $142.96         33
EQ/INTERMEDIATE GOVERNMENT BOND..  1.00%          B         $115.18         --
EQ/INTERMEDIATE GOVERNMENT BOND..  1.10%          B         $139.25         10
EQ/INTERMEDIATE GOVERNMENT BOND..  1.20%          B         $139.09         28
EQ/INTERMEDIATE GOVERNMENT BOND..  1.25%          B         $106.14         38
EQ/INTERMEDIATE GOVERNMENT BOND..  1.30%          B         $106.37          1

EQ/INTERNATIONAL EQUITY INDEX....  0.70%          A         $134.41          7
EQ/INTERNATIONAL EQUITY INDEX....  0.90%          A         $142.01         61
EQ/INTERNATIONAL EQUITY INDEX....  1.20%          A         $122.24         15
EQ/INTERNATIONAL EQUITY INDEX....  1.34%          A         $134.50      2,226
EQ/INTERNATIONAL EQUITY INDEX....  1.35%          A         $134.21         10
EQ/INTERNATIONAL EQUITY INDEX....  1.45%          A         $104.15          2
EQ/INTERNATIONAL EQUITY INDEX....  0.40%          B         $122.27          5
EQ/INTERNATIONAL EQUITY INDEX....  0.50%          B         $113.50          4
EQ/INTERNATIONAL EQUITY INDEX....  0.80%          B         $187.01         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $115.40         19
EQ/INTERNATIONAL EQUITY INDEX...  0.95%          B         $110.38         85
EQ/INTERNATIONAL EQUITY INDEX...  1.00%          B         $167.42         --
EQ/INTERNATIONAL EQUITY INDEX...  1.10%          B         $107.52         17
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B         $105.39        125
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B         $ 65.49         58
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          B         $ 79.00          8

EQ/INVESCO COMSTOCK.............  0.50%          B         $196.66          3
EQ/INVESCO COMSTOCK.............  0.70%          B         $192.09          1
EQ/INVESCO COMSTOCK.............  0.90%          B         $187.63         27
EQ/INVESCO COMSTOCK.............  0.95%          B         $186.53         22
EQ/INVESCO COMSTOCK.............  1.00%          B         $185.44         --
EQ/INVESCO COMSTOCK.............  1.10%          B         $183.27         19
EQ/INVESCO COMSTOCK.............  1.20%          B         $181.11        145
EQ/INVESCO COMSTOCK.............  1.25%          B         $141.69         35
EQ/INVESCO COMSTOCK.............  1.30%          B         $154.57          1
EQ/INVESCO COMSTOCK.............  1.34%          B         $178.14        408
EQ/INVESCO COMSTOCK.............  1.35%          B         $177.93         --
EQ/INVESCO COMSTOCK.............  1.45%          B         $175.84         --

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.40%          B         $189.84          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.50%          B         $229.62          9
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.70%          B         $225.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.80%          B         $340.27         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $214.51          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $216.88         14
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.95%          B         $199.72         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.00%          B         $212.89         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.10%          B         $208.94          6
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $202.90         64
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $205.06         15
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.25%          B         $146.07         38
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B         $164.15          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.34%          B         $252.06        239
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.35%          B         $199.39          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.45%          B         $193.64          1

EQ/LARGE CAP GROWTH INDEX.......  0.50%          B         $140.58          2
EQ/LARGE CAP GROWTH INDEX.......  0.70%          B         $150.78          2
EQ/LARGE CAP GROWTH INDEX.......  0.80%          B         $320.44         --
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $145.60         55
EQ/LARGE CAP GROWTH INDEX.......  0.95%          B         $144.33         54
EQ/LARGE CAP GROWTH INDEX.......  1.00%          B         $143.07         --
EQ/LARGE CAP GROWTH INDEX.......  1.10%          B         $140.58         22
EQ/LARGE CAP GROWTH INDEX.......  1.20%          B         $138.13        354
EQ/LARGE CAP GROWTH INDEX.......  1.25%          B         $182.23         34
EQ/LARGE CAP GROWTH INDEX.......  1.30%          B         $202.29          1
EQ/LARGE CAP GROWTH INDEX.......  1.34%          B         $134.77      1,032
EQ/LARGE CAP GROWTH INDEX.......  1.35%          B         $134.53          1
EQ/LARGE CAP GROWTH INDEX.......  1.45%          B         $132.18          1

EQ/LARGE CAP VALUE INDEX........  0.50%          B         $114.95          1
EQ/LARGE CAP VALUE INDEX........  0.70%          B         $112.37          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                             -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX....  0.90%          B         $109.86         48
EQ/LARGE CAP VALUE INDEX....  0.95%          B         $109.24         27
EQ/LARGE CAP VALUE INDEX....  1.00%          B         $108.62         --
EQ/LARGE CAP VALUE INDEX....  1.10%          B         $107.39         14
EQ/LARGE CAP VALUE INDEX....  1.20%          B         $106.18        201
EQ/LARGE CAP VALUE INDEX....  1.25%          B         $ 89.00         40
EQ/LARGE CAP VALUE INDEX....  1.30%          B         $ 97.50          1
EQ/LARGE CAP VALUE INDEX....  1.34%          B         $104.50        414
EQ/LARGE CAP VALUE INDEX....  1.35%          B         $104.38         --
EQ/LARGE CAP VALUE INDEX....  1.45%          B         $103.20         --

EQ/MFS INTERNATIONAL GROWTH.  0.40%          B         $117.72          5
EQ/MFS INTERNATIONAL GROWTH.  0.50%          B         $177.47          2
EQ/MFS INTERNATIONAL GROWTH.  0.70%          B         $173.34          2
EQ/MFS INTERNATIONAL GROWTH.  0.80%          B         $206.83         --
EQ/MFS INTERNATIONAL GROWTH.  0.90%          B         $169.32         46
EQ/MFS INTERNATIONAL GROWTH.  0.95%          B         $168.33         12
EQ/MFS INTERNATIONAL GROWTH.  1.00%          B         $167.34          1
EQ/MFS INTERNATIONAL GROWTH.  1.10%          B         $165.38         10
EQ/MFS INTERNATIONAL GROWTH.  1.20%          B         $163.43        204
EQ/MFS INTERNATIONAL GROWTH.  1.25%          B         $100.73         30
EQ/MFS INTERNATIONAL GROWTH.  1.30%          B         $119.98          2
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $160.69         23
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $160.75        320
EQ/MFS INTERNATIONAL GROWTH.  1.35%          B         $160.56         --
EQ/MFS INTERNATIONAL GROWTH.  1.45%          B         $158.67         --

EQ/MID CAP INDEX............  0.40%          B         $174.07         44
EQ/MID CAP INDEX............  0.50%          B         $238.64          3
EQ/MID CAP INDEX............  0.70%          B         $225.60          8
EQ/MID CAP INDEX............  0.80%          B         $365.78         --
EQ/MID CAP INDEX............  0.90%          B         $218.30        114
EQ/MID CAP INDEX............  0.95%          B         $216.51         57
EQ/MID CAP INDEX............  1.00%          B         $214.74          2
EQ/MID CAP INDEX............  1.10%          B         $211.22         19
EQ/MID CAP INDEX............  1.20%          B         $207.75        519
EQ/MID CAP INDEX............  1.25%          B         $142.16        197
EQ/MID CAP INDEX............  1.30%          B         $166.00          4
EQ/MID CAP INDEX............  1.34%          B         $203.00      1,842
EQ/MID CAP INDEX............  1.35%          B         $202.66         --
EQ/MID CAP INDEX............  1.45%          B         $199.33         --

EQ/MONEY MARKET++...........  0.00%          A         $  1.00        282
EQ/MONEY MARKET++...........  0.70%          A         $  1.00          3
EQ/MONEY MARKET.............  0.70%          A         $129.27          1
EQ/MONEY MARKET+............  0.74%          A         $ 45.41         20
EQ/MONEY MARKET++...........  0.90%          A         $  1.00        257
EQ/MONEY MARKET.............  0.90%          A         $133.45         27
EQ/MONEY MARKET++...........  1.20%          A         $  1.00         --
EQ/MONEY MARKET.............  1.20%          A         $121.85          1
EQ/MONEY MARKET.............  1.35%          A         $130.99         79
EQ/MONEY MARKET.............  1.35%          A         $131.62         13
EQ/MONEY MARKET.............  1.40%          A         $ 33.14        760

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                             -------- --------------- ---------- -----------
EQ/MONEY MARKET.............  1.45%          A         $108.82         --
EQ/MONEY MARKET++...........  0.00%          B         $  1.00      1,119
EQ/MONEY MARKET++...........  0.40%          B         $  1.00         10
EQ/MONEY MARKET.............  0.40%          B         $ 98.26          4
EQ/MONEY MARKET++...........  0.50%          B         $  1.00         41
EQ/MONEY MARKET.............  0.50%          B         $113.98          3
EQ/MONEY MARKET++...........  0.70%          B         $  1.00          1
EQ/MONEY MARKET++...........  0.80%          B         $  1.00          1
EQ/MONEY MARKET++...........  0.90%          B         $  1.00        179
EQ/MONEY MARKET.............  0.90%          B         $105.98         --
EQ/MONEY MARKET.............  0.90%          B         $117.16          2
EQ/MONEY MARKET.............  0.95%          B         $111.43         75
EQ/MONEY MARKET++...........  1.00%          B         $  1.00          2
EQ/MONEY MARKET.............  1.00%          B         $100.94         --
EQ/MONEY MARKET++...........  1.10%          B         $  1.00         37
EQ/MONEY MARKET.............  1.10%          B         $108.54         28
EQ/MONEY MARKET++...........  1.20%          B         $  1.00      6,731
EQ/MONEY MARKET.............  1.20%          B         $110.66         44
EQ/MONEY MARKET.............  1.25%          B         $ 92.60         84
EQ/MONEY MARKET.............  1.30%          B         $ 94.49          4

EQ/OPPENHEIMER GLOBAL.......  0.50%          B         $154.49          8
EQ/OPPENHEIMER GLOBAL.......  0.70%          B         $151.31          2
EQ/OPPENHEIMER GLOBAL.......  0.80%          B         $253.89         --
EQ/OPPENHEIMER GLOBAL.......  0.90%          B         $148.20         19
EQ/OPPENHEIMER GLOBAL.......  0.95%          B         $147.44         16
EQ/OPPENHEIMER GLOBAL.......  1.00%          B         $146.67          1
EQ/OPPENHEIMER GLOBAL.......  1.10%          B         $145.15         17
EQ/OPPENHEIMER GLOBAL.......  1.20%          B         $143.64        309
EQ/OPPENHEIMER GLOBAL.......  1.25%          B         $117.78         69
EQ/OPPENHEIMER GLOBAL.......  1.30%          B         $134.85          2
EQ/OPPENHEIMER GLOBAL.......  1.34%          B         $141.56        432
EQ/OPPENHEIMER GLOBAL.......  1.45%          B         $139.93         --

EQ/PIMCO GLOBAL REAL RETURN.  0.50%          B         $104.42         10
EQ/PIMCO GLOBAL REAL RETURN.  0.70%          B         $103.65          1
EQ/PIMCO GLOBAL REAL RETURN.  0.80%          B         $103.27         --
EQ/PIMCO GLOBAL REAL RETURN.  0.90%          B         $102.89         17
EQ/PIMCO GLOBAL REAL RETURN.  0.95%          B         $102.71          6
EQ/PIMCO GLOBAL REAL RETURN.  1.00%          B         $102.52         --
EQ/PIMCO GLOBAL REAL RETURN.  1.10%          B         $102.14          9
EQ/PIMCO GLOBAL REAL RETURN.  1.20%          B         $101.76         82
EQ/PIMCO GLOBAL REAL RETURN.  1.25%          B         $101.58         43
EQ/PIMCO GLOBAL REAL RETURN.  1.34%          B         $101.24         77
EQ/PIMCO GLOBAL REAL RETURN.  1.45%          B         $100.83         --

EQ/PIMCO ULTRA SHORT BOND...  1.10%          A         $ 96.87          1
EQ/PIMCO ULTRA SHORT BOND...  0.50%          B         $113.93          3
EQ/PIMCO ULTRA SHORT BOND...  0.70%          B         $111.28          5
EQ/PIMCO ULTRA SHORT BOND...  0.80%          B         $104.71         --
EQ/PIMCO ULTRA SHORT BOND...  0.90%          B         $108.70         32
EQ/PIMCO ULTRA SHORT BOND...  0.95%          B         $108.06         62
EQ/PIMCO ULTRA SHORT BOND...  1.00%          B         $107.43         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....  1.10%          B         $106.17         39
EQ/PIMCO ULTRA SHORT BOND.....  1.20%          B         $104.92        169
EQ/PIMCO ULTRA SHORT BOND.....  1.25%          B         $105.65         61
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          B         $104.84          1
EQ/PIMCO ULTRA SHORT BOND.....  1.34%          B         $103.20        426
EQ/PIMCO ULTRA SHORT BOND.....  1.35%          B         $103.08         --
EQ/PIMCO ULTRA SHORT BOND.....  1.45%          B         $101.86         --

EQ/QUALITY BOND PLUS..........  0.70%          A         $167.63          1
EQ/QUALITY BOND PLUS..........  0.90%          A         $183.13         10
EQ/QUALITY BOND PLUS..........  1.20%          A         $160.25          1
EQ/QUALITY BOND PLUS..........  1.34%          A         $176.67        345
EQ/QUALITY BOND PLUS..........  1.35%          A         $186.04          1
EQ/QUALITY BOND PLUS..........  1.45%          A         $137.94         --
EQ/QUALITY BOND PLUS..........  0.50%          B         $148.93          3
EQ/QUALITY BOND PLUS..........  0.80%          B         $113.38         --
EQ/QUALITY BOND PLUS..........  0.90%          B         $147.75          2
EQ/QUALITY BOND PLUS..........  0.95%          B         $144.94         41
EQ/QUALITY BOND PLUS..........  1.00%          B         $116.85         --
EQ/QUALITY BOND PLUS..........  1.10%          B         $141.18          9
EQ/QUALITY BOND PLUS..........  1.20%          B         $139.95         78
EQ/QUALITY BOND PLUS..........  1.25%          B         $103.16         19
EQ/QUALITY BOND PLUS..........  1.30%          B         $103.10          1

EQ/SMALL COMPANY INDEX........  0.40%          B         $170.97         42
EQ/SMALL COMPANY INDEX........  0.50%          B         $304.87         --
EQ/SMALL COMPANY INDEX........  0.70%          B         $295.75          4
EQ/SMALL COMPANY INDEX........  0.90%          B         $286.90         37
EQ/SMALL COMPANY INDEX........  0.95%          B         $284.73         19
EQ/SMALL COMPANY INDEX........  1.00%          B         $282.58         --
EQ/SMALL COMPANY INDEX........  1.10%          B         $278.30         10
EQ/SMALL COMPANY INDEX........  1.20%          B         $274.08        184
EQ/SMALL COMPANY INDEX........  1.25%          B         $155.16         84
EQ/SMALL COMPANY INDEX........  1.30%          B         $170.58          2
EQ/SMALL COMPANY INDEX........  1.34%          B         $268.29        695
EQ/SMALL COMPANY INDEX........  1.35%          B         $267.88          1
EQ/SMALL COMPANY INDEX........  1.45%          B         $263.81         --

EQ/T. ROWE PRICE GROWTH STOCK.  0.40%          B         $167.10         25
EQ/T. ROWE PRICE GROWTH STOCK.  0.50%          B         $210.32          2
EQ/T. ROWE PRICE GROWTH STOCK.  0.70%          B         $205.21          5
EQ/T. ROWE PRICE GROWTH STOCK.  0.80%          B         $318.74         --
EQ/T. ROWE PRICE GROWTH STOCK.  0.90%          B         $200.22         84
EQ/T. ROWE PRICE GROWTH STOCK.  0.95%          B         $198.99         33
EQ/T. ROWE PRICE GROWTH STOCK.  1.00%          B         $197.77          4
EQ/T. ROWE PRICE GROWTH STOCK.  1.10%          B         $195.34         27
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B         $192.93        811
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B         $163.33        200
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B         $176.47          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.34%          B         $189.62      1,067
EQ/T. ROWE PRICE GROWTH STOCK.  1.35%          B         $189.39          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.45%          B         $187.05         --

EQ/UBS GROWTH & INCOME........  0.50%          B         $215.20         --
EQ/UBS GROWTH & INCOME........  0.70%          B         $209.97         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME..................  0.90%          B         $204.86         8
EQ/UBS GROWTH & INCOME..................  0.95%          B         $203.60         6
EQ/UBS GROWTH & INCOME..................  1.10%          B         $199.87         2
EQ/UBS GROWTH & INCOME..................  1.20%          B         $197.41        21
EQ/UBS GROWTH & INCOME..................  1.25%          B         $137.23        50
EQ/UBS GROWTH & INCOME..................  1.30%          B         $151.69         1
EQ/UBS GROWTH & INCOME..................  1.34%          B         $194.02        99
EQ/UBS GROWTH & INCOME..................  1.35%          B         $193.78         1
EQ/UBS GROWTH & INCOME..................  1.45%          B         $191.39        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.50%   SERVICE CLASS 2  $184.38         3
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $181.91        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $201.72         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.80%   SERVICE CLASS 2  $180.69        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $179.47        28
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $199.17        55
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.95%   SERVICE CLASS 2  $198.53        16
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.00%   SERVICE CLASS 2  $178.27         7
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.10%   SERVICE CLASS 2  $177.07        27
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $175.87       903
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $195.38        42
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.25%   SERVICE CLASS 2  $194.76       169
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.34%   SERVICE CLASS 2  $193.64       637
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.45%   SERVICE CLASS 2  $153.31        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.50%   SERVICE CLASS 2  $184.38         5
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.90%   SERVICE CLASS 2  $179.48         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.00%   SERVICE CLASS 2  $178.27        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.10%   SERVICE CLASS 2  $177.07         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.20%   SERVICE CLASS 2  $175.87        51

FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.50%   SERVICE CLASS 2  $177.55         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.80%   SERVICE CLASS 2  $173.99        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.90%   SERVICE CLASS 2  $172.83         3
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.00%   SERVICE CLASS 2  $171.67         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.10%   SERVICE CLASS 2  $170.51         3
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.20%   SERVICE CLASS 2  $169.35       226

GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.50%   SERVICE SHARES   $178.22         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $151.70        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $175.83        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.80%   SERVICE SHARES   $174.65        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $149.99        12
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $173.48         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.95%   SERVICE SHARES   $149.56         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.00%   SERVICE SHARES   $172.31         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.10%   SERVICE SHARES   $171.15         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $147.44         2
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $169.99       100
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.25%   SERVICE SHARES   $147.03        52
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.34%   SERVICE SHARES   $146.27       140

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.00%      SERIES II     $113.41         2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.50%      SERIES II     $181.29        17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.70%      SERIES II     $178.87        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  0.80%      SERIES II     $177.66        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  0.90%      SERIES II     $176.47         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.00%      SERIES II     $175.29        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.10%      SERIES II     $174.10         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.20%      SERIES II     $172.93       143

INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.50%      SERIES II     $150.71        21
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.70%      SERIES II     $146.62         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.70%      SERIES II     $148.69        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.80%      SERIES II     $147.69        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $144.76        27
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $146.70         6
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.95%      SERIES II     $144.30         9
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.00%      SERIES II     $145.72         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.10%      SERIES II     $144.73        11
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $142.01         9
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $143.75       194
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.25%      SERIES II     $141.56        36
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.34%      SERIES II     $140.74       230
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.45%      SERIES II     $122.00        --

INVESCO V.I. HIGH YIELD FUND...........  0.50%      SERIES II     $126.53         5
INVESCO V.I. HIGH YIELD FUND...........  0.70%      SERIES II     $125.10        --
INVESCO V.I. HIGH YIELD FUND...........  0.80%      SERIES II     $124.40        --
INVESCO V.I. HIGH YIELD FUND...........  0.90%      SERIES II     $123.69         9
INVESCO V.I. HIGH YIELD FUND...........  0.95%      SERIES II     $123.34         9
INVESCO V.I. HIGH YIELD FUND...........  1.00%      SERIES II     $122.99         1
INVESCO V.I. HIGH YIELD FUND...........  1.10%      SERIES II     $122.29         6
INVESCO V.I. HIGH YIELD FUND...........  1.20%      SERIES II     $121.60       127
INVESCO V.I. HIGH YIELD FUND...........  1.25%      SERIES II     $121.25        45
INVESCO V.I. HIGH YIELD FUND...........  1.34%      SERIES II     $120.63        78
INVESCO V.I. HIGH YIELD FUND...........  1.45%      SERIES II     $119.87        --

INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.50%      SERIES II     $131.52         7
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.70%      SERIES II     $111.44         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.80%      SERIES II     $128.89        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $110.18        17
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $128.02         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.95%      SERIES II     $109.87         8
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.00%      SERIES II     $127.16         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.10%      SERIES II     $126.30         5
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $108.32         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $125.45       248
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.25%      SERIES II     $108.01        19
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.34%      SERIES II     $107.46       204
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.45%      SERIES II     $106.78        --

INVESCO V.I. MID CAP CORE EQUITY FUND..  0.50%      SERIES II     $152.42        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.70%      SERIES II     $165.14        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.80%      SERIES II     $149.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $148.37         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $163.05         3
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.95%      SERIES II     $162.53         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.00%      SERIES II     $147.37        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.10%      SERIES II     $146.38         3
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.20%      SERIES II     $145.39        45
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.20%      SERIES II     $159.95         5
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.25%      SERIES II     $159.44        10
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.34%      SERIES II     $158.52        49
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.45%      SERIES II     $126.91        --

INVESCO V.I. SMALL CAP EQUITY FUND....  0.50%      SERIES II     $175.78        --
INVESCO V.I. SMALL CAP EQUITY FUND....  0.70%      SERIES II     $198.29        --
INVESCO V.I. SMALL CAP EQUITY FUND....  0.90%      SERIES II     $171.10         1
INVESCO V.I. SMALL CAP EQUITY FUND....  0.90%      SERIES II     $195.78         1
INVESCO V.I. SMALL CAP EQUITY FUND....  0.95%      SERIES II     $195.16         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.00%      SERIES II     $169.96        --
INVESCO V.I. SMALL CAP EQUITY FUND....  1.10%      SERIES II     $168.81         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.20%      SERIES II     $167.67        23
INVESCO V.I. SMALL CAP EQUITY FUND....  1.20%      SERIES II     $192.06         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.25%      SERIES II     $191.45         4
INVESCO V.I. SMALL CAP EQUITY FUND....  1.34%      SERIES II     $190.35        21

IVY VIP ENERGY........................  0.40%    COMMON SHARES   $118.18         7
IVY VIP ENERGY........................  0.50%    COMMON SHARES   $122.14         5
IVY VIP ENERGY........................  0.70%    COMMON SHARES   $120.50        --
IVY VIP ENERGY........................  0.70%    COMMON SHARES   $136.26        --
IVY VIP ENERGY........................  0.80%    COMMON SHARES   $119.69        --
IVY VIP ENERGY........................  0.90%    COMMON SHARES   $118.89         4
IVY VIP ENERGY........................  0.90%    COMMON SHARES   $134.53        14
IVY VIP ENERGY........................  0.95%    COMMON SHARES   $134.10         7
IVY VIP ENERGY........................  1.00%    COMMON SHARES   $118.09         1
IVY VIP ENERGY........................  1.10%    COMMON SHARES   $117.29        10
IVY VIP ENERGY........................  1.20%    COMMON SHARES   $116.50       178
IVY VIP ENERGY........................  1.20%    COMMON SHARES   $131.97        21
IVY VIP ENERGY........................  1.25%    COMMON SHARES   $131.55        27
IVY VIP ENERGY........................  1.34%    COMMON SHARES   $130.79       209
IVY VIP ENERGY........................  1.45%    COMMON SHARES   $ 97.97        --

IVY VIP HIGH INCOME...................  0.50%    COMMON SHARES   $157.89        16
IVY VIP HIGH INCOME...................  0.70%    COMMON SHARES   $155.89         2
IVY VIP HIGH INCOME...................  0.80%    COMMON SHARES   $154.90        --
IVY VIP HIGH INCOME...................  0.90%    COMMON SHARES   $153.92        78
IVY VIP HIGH INCOME...................  0.95%    COMMON SHARES   $153.43        37
IVY VIP HIGH INCOME...................  1.00%    COMMON SHARES   $152.94         3
IVY VIP HIGH INCOME...................  1.10%    COMMON SHARES   $151.97        29
IVY VIP HIGH INCOME...................  1.20%    COMMON SHARES   $151.00       500
IVY VIP HIGH INCOME...................  1.25%    COMMON SHARES   $150.51       201
IVY VIP HIGH INCOME...................  1.34%    COMMON SHARES   $149.65       427
IVY VIP HIGH INCOME...................  1.45%    COMMON SHARES   $132.53        --

IVY VIP MID CAP GROWTH................  0.50%    COMMON SHARES   $139.94         1
IVY VIP MID CAP GROWTH................  0.70%    COMMON SHARES   $138.36         2
IVY VIP MID CAP GROWTH................  0.80%    COMMON SHARES   $137.58        --
IVY VIP MID CAP GROWTH................  0.90%    COMMON SHARES   $136.80        33
IVY VIP MID CAP GROWTH................  0.95%    COMMON SHARES   $136.41         8
IVY VIP MID CAP GROWTH................  1.00%    COMMON SHARES   $136.03         1
IVY VIP MID CAP GROWTH................  1.10%    COMMON SHARES   $135.25         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
IVY VIP MID CAP GROWTH..............................  1.20%   COMMON SHARES    $134.48       282
IVY VIP MID CAP GROWTH..............................  1.25%   COMMON SHARES    $134.10        58
IVY VIP MID CAP GROWTH..............................  1.34%   COMMON SHARES    $133.41       384
IVY VIP MID CAP GROWTH..............................  1.45%   COMMON SHARES    $132.58        --

IVY VIP SMALL CAP GROWTH............................  0.50%   COMMON SHARES    $157.62         1
IVY VIP SMALL CAP GROWTH............................  0.70%   COMMON SHARES    $123.16         1
IVY VIP SMALL CAP GROWTH............................  0.80%   COMMON SHARES    $154.46        --
IVY VIP SMALL CAP GROWTH............................  0.90%   COMMON SHARES    $121.77         2
IVY VIP SMALL CAP GROWTH............................  0.90%   COMMON SHARES    $153.43         1
IVY VIP SMALL CAP GROWTH............................  0.95%   COMMON SHARES    $121.42         3
IVY VIP SMALL CAP GROWTH............................  1.00%   COMMON SHARES    $152.40        --
IVY VIP SMALL CAP GROWTH............................  1.10%   COMMON SHARES    $151.37         2
IVY VIP SMALL CAP GROWTH............................  1.20%   COMMON SHARES    $119.70         2
IVY VIP SMALL CAP GROWTH............................  1.20%   COMMON SHARES    $150.34        54
IVY VIP SMALL CAP GROWTH............................  1.25%   COMMON SHARES    $119.36        13
IVY VIP SMALL CAP GROWTH............................  1.34%   COMMON SHARES    $118.75        70

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.50%   SERVICE SHARES   $100.38        26
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.70%   SERVICE SHARES   $ 99.11         6
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $ 98.48        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $ 97.85        80
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.95%   SERVICE SHARES   $ 97.54        28
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.00%   SERVICE SHARES   $ 97.23         5
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.10%   SERVICE SHARES   $ 96.61        32
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.20%   SERVICE SHARES   $ 95.99       744
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.25%   SERVICE SHARES   $ 95.69        62
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.34%   SERVICE SHARES   $ 95.14       749
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.45%   SERVICE SHARES   $ 84.72        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $105.41         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.50%   SERVICE CLASS    $167.68        29
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $165.44        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $173.30         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $164.33        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $163.23        19
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $171.11        58
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.95%   SERVICE CLASS    $170.57        24
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.00%   SERVICE CLASS    $162.13         4
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.10%   SERVICE CLASS    $161.04        18
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $159.95       782
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $167.86        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.25%   SERVICE CLASS    $167.32        77
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.34%   SERVICE CLASS    $166.36       774
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.45%   SERVICE CLASS    $140.10        --

MFS(R) INVESTORS TRUST SERIES.......................  0.50%   SERVICE CLASS    $181.90        --
MFS(R) INVESTORS TRUST SERIES.......................  0.70%   SERVICE CLASS    $202.09        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $177.06         1
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $199.53         2
MFS(R) INVESTORS TRUST SERIES.......................  0.95%   SERVICE CLASS    $198.89         2
MFS(R) INVESTORS TRUST SERIES.......................  1.00%   SERVICE CLASS    $175.87        --
MFS(R) INVESTORS TRUST SERIES.......................  1.10%   SERVICE CLASS    $174.68         1
MFS(R) INVESTORS TRUST SERIES.......................  1.20%   SERVICE CLASS    $173.50        31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES.........................  1.20%    SERVICE CLASS   $195.74          2
MFS(R) INVESTORS TRUST SERIES.........................  1.25%    SERVICE CLASS   $195.11          6
MFS(R) INVESTORS TRUST SERIES.........................  1.34%    SERVICE CLASS   $193.99         27

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.50%    SERVICE CLASS   $206.42          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.70%    SERVICE CLASS   $203.81         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.80%    SERVICE CLASS   $202.52         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.90%    SERVICE CLASS   $201.23          4
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.95%    SERVICE CLASS   $200.59         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.00%    SERVICE CLASS   $199.95         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.10%    SERVICE CLASS   $198.68          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.20%    SERVICE CLASS   $197.41         33
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.25%    SERVICE CLASS   $196.78          3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.34%    SERVICE CLASS   $195.65         27

MFS(R) TECHNOLOGY PORTFOLIO...........................  0.50%    SERVICE CLASS   $238.34          4
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.70%    SERVICE CLASS   $235.32          1
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.80%    SERVICE CLASS   $233.82         --
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.90%    SERVICE CLASS   $232.34         11
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.95%    SERVICE CLASS   $231.60          5
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.00%    SERVICE CLASS   $230.86         --
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.10%    SERVICE CLASS   $229.39          6
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.20%    SERVICE CLASS   $227.92        122
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.25%    SERVICE CLASS   $227.20         23
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.34%    SERVICE CLASS   $225.89        157
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.45%    SERVICE CLASS   $175.04         --

MFS(R) UTILITIES SERIES...............................  0.40%    SERVICE CLASS   $131.36          7
MFS(R) UTILITIES SERIES...............................  0.50%    SERVICE CLASS   $166.65          1
MFS(R) UTILITIES SERIES...............................  0.70%    SERVICE CLASS   $164.54          1
MFS(R) UTILITIES SERIES...............................  0.80%    SERVICE CLASS   $163.50         --
MFS(R) UTILITIES SERIES...............................  0.90%    SERVICE CLASS   $162.46         29
MFS(R) UTILITIES SERIES...............................  0.95%    SERVICE CLASS   $161.94          8
MFS(R) UTILITIES SERIES...............................  1.00%    SERVICE CLASS   $161.43         --
MFS(R) UTILITIES SERIES...............................  1.10%    SERVICE CLASS   $160.40         10
MFS(R) UTILITIES SERIES...............................  1.20%    SERVICE CLASS   $159.37        220
MFS(R) UTILITIES SERIES...............................  1.25%    SERVICE CLASS   $158.86         74
MFS(R) UTILITIES SERIES...............................  1.34%    SERVICE CLASS   $157.95        260
MFS(R) UTILITIES SERIES...............................  1.45%    SERVICE CLASS   $128.04         --

MULTIMANAGER AGGRESSIVE EQUITY........................  0.70%          A         $137.60          8
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          A         $167.39         16
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          A         $167.41          2
MULTIMANAGER AGGRESSIVE EQUITY+.......................  0.90%          A         $168.38         16
MULTIMANAGER AGGRESSIVE EQUITY........................  1.20%          A         $143.80         12
MULTIMANAGER AGGRESSIVE EQUITY+.......................  1.34%          A         $125.61      3,425
MULTIMANAGER AGGRESSIVE EQUITY........................  1.35%          A         $210.01        441
MULTIMANAGER AGGRESSIVE EQUITY........................  1.35%          A         $221.11         10
MULTIMANAGER AGGRESSIVE EQUITY........................  1.45%          A         $115.17          3
MULTIMANAGER AGGRESSIVE EQUITY........................  0.50%          B         $127.29          1
MULTIMANAGER AGGRESSIVE EQUITY+.......................  0.90%          B         $103.63          8
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          B         $123.74         15
MULTIMANAGER AGGRESSIVE EQUITY........................  0.95%          B         $129.39         39
MULTIMANAGER AGGRESSIVE EQUITY........................  1.00%          B         $243.00         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.  1.10%          B         $126.04         6
MULTIMANAGER AGGRESSIVE EQUITY.  1.20%          B         $116.64        97
MULTIMANAGER AGGRESSIVE EQUITY.  1.25%          B         $133.78        11
MULTIMANAGER AGGRESSIVE EQUITY.  1.30%          B         $154.63         2

MULTIMANAGER CORE BOND.........  0.40%          B         $104.09         3
MULTIMANAGER CORE BOND.........  0.50%          B         $166.18         7
MULTIMANAGER CORE BOND.........  0.70%          B         $161.23         2
MULTIMANAGER CORE BOND.........  0.80%          B         $126.44        --
MULTIMANAGER CORE BOND.........  0.90%          B         $156.43        19
MULTIMANAGER CORE BOND.........  0.95%          B         $155.26        74
MULTIMANAGER CORE BOND.........  1.00%          B         $154.09         1
MULTIMANAGER CORE BOND.........  1.10%          B         $151.77        36
MULTIMANAGER CORE BOND.........  1.20%          B         $149.48       211
MULTIMANAGER CORE BOND.........  1.25%          B         $130.01        81
MULTIMANAGER CORE BOND.........  1.30%          B         $128.49         4
MULTIMANAGER CORE BOND.........  1.34%          B         $146.34       355
MULTIMANAGER CORE BOND.........  1.35%          B         $146.11         1
MULTIMANAGER CORE BOND.........  1.45%          B         $143.91        --

MULTIMANAGER MID CAP GROWTH....  0.50%          B         $202.57        --
MULTIMANAGER MID CAP GROWTH....  0.70%          B         $196.54         1
MULTIMANAGER MID CAP GROWTH....  0.80%          B         $313.83        --
MULTIMANAGER MID CAP GROWTH....  0.90%          B         $190.69        11
MULTIMANAGER MID CAP GROWTH....  0.95%          B         $189.25        21
MULTIMANAGER MID CAP GROWTH....  1.00%          B         $187.83        --
MULTIMANAGER MID CAP GROWTH....  1.10%          B         $185.00         3
MULTIMANAGER MID CAP GROWTH....  1.20%          B         $182.21        30
MULTIMANAGER MID CAP GROWTH....  1.25%          B         $146.20        10
MULTIMANAGER MID CAP GROWTH....  1.30%          B         $169.36         1
MULTIMANAGER MID CAP GROWTH....  1.34%          B         $178.38       303
MULTIMANAGER MID CAP GROWTH....  1.34%          B         $266.77         6
MULTIMANAGER MID CAP GROWTH....  1.35%          B         $178.10        --
MULTIMANAGER MID CAP GROWTH....  1.45%          B         $175.41        --

MULTIMANAGER MID CAP VALUE.....  0.40%          B         $167.95         1
MULTIMANAGER MID CAP VALUE.....  0.50%          B         $255.35        --
MULTIMANAGER MID CAP VALUE.....  0.70%          B         $247.75        --
MULTIMANAGER MID CAP VALUE.....  0.80%          B         $321.03        --
MULTIMANAGER MID CAP VALUE.....  0.90%          B         $240.37        10
MULTIMANAGER MID CAP VALUE.....  0.95%          B         $238.56        16
MULTIMANAGER MID CAP VALUE.....  1.10%          B         $233.20         4
MULTIMANAGER MID CAP VALUE.....  1.20%          B         $229.68        23
MULTIMANAGER MID CAP VALUE.....  1.25%          B         $145.65         8
MULTIMANAGER MID CAP VALUE.....  1.30%          B         $167.06         1
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $224.86       187
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $286.33         4
MULTIMANAGER MID CAP VALUE.....  1.35%          B         $224.51        --
MULTIMANAGER MID CAP VALUE.....  1.45%          B         $221.12        --

MULTIMANAGER TECHNOLOGY........  0.50%          B         $236.30         1
MULTIMANAGER TECHNOLOGY........  0.70%          B         $229.26         1
MULTIMANAGER TECHNOLOGY........  0.70%          B         $260.13        --
MULTIMANAGER TECHNOLOGY........  0.80%          B         $350.26        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY.........................  0.90%          B         $222.44        15
MULTIMANAGER TECHNOLOGY.........................  0.95%          B         $220.76        24
MULTIMANAGER TECHNOLOGY.........................  1.00%          B         $219.10        --
MULTIMANAGER TECHNOLOGY.........................  1.10%          B         $215.81         9
MULTIMANAGER TECHNOLOGY.........................  1.20%          B         $212.55       115
MULTIMANAGER TECHNOLOGY.........................  1.25%          B         $176.10        19
MULTIMANAGER TECHNOLOGY.........................  1.30%          B         $206.53         2
MULTIMANAGER TECHNOLOGY.........................  1.34%          B         $208.08       498
MULTIMANAGER TECHNOLOGY.........................  1.34%          B         $323.06         4
MULTIMANAGER TECHNOLOGY.........................  1.35%          B         $207.76         1
MULTIMANAGER TECHNOLOGY.........................  1.45%          B         $204.62        --

OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.50%    SERVICE CLASS   $200.86         4
OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.80%    SERVICE CLASS   $196.84        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.90%    SERVICE CLASS   $195.52        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  1.10%    SERVICE CLASS   $192.90        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  1.20%    SERVICE CLASS   $191.59        17

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.00%    ADVISOR CLASS   $ 98.89        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.50%    ADVISOR CLASS   $ 69.09         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.90%    ADVISOR CLASS   $ 67.25         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.00%    ADVISOR CLASS   $ 66.80        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.10%    ADVISOR CLASS   $ 66.35         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.20%    ADVISOR CLASS   $ 65.90       101

TARGET 2015 ALLOCATION..........................  0.40%          B         $123.50        --
TARGET 2015 ALLOCATION..........................  0.50%          B         $134.50         7
TARGET 2015 ALLOCATION..........................  0.70%          B         $131.74        --
TARGET 2015 ALLOCATION..........................  0.90%          B         $129.03        17
TARGET 2015 ALLOCATION..........................  0.95%          B         $128.36         3
TARGET 2015 ALLOCATION..........................  1.10%          B         $126.37         3
TARGET 2015 ALLOCATION..........................  1.20%          B         $125.06        30
TARGET 2015 ALLOCATION..........................  1.25%          B         $107.80        20
TARGET 2015 ALLOCATION..........................  1.34%          B         $123.24       100

TARGET 2025 ALLOCATION..........................  0.40%          B         $132.80        --
TARGET 2025 ALLOCATION..........................  0.50%          B         $141.76        10
TARGET 2025 ALLOCATION..........................  0.70%          B         $138.85         3
TARGET 2025 ALLOCATION..........................  0.90%          B         $135.99        36
TARGET 2025 ALLOCATION..........................  0.95%          B         $135.29         8
TARGET 2025 ALLOCATION..........................  1.00%          B         $134.59        --
TARGET 2025 ALLOCATION..........................  1.10%          B         $133.19        15
TARGET 2025 ALLOCATION..........................  1.20%          B         $131.80       111
TARGET 2025 ALLOCATION..........................  1.25%          B         $111.76        25
TARGET 2025 ALLOCATION..........................  1.34%          B         $129.89       253
TARGET 2025 ALLOCATION..........................  1.35%          B         $129.76        --
TARGET 2025 ALLOCATION..........................  1.45%          B         $128.41        --

TARGET 2035 ALLOCATION..........................  0.40%          B         $138.06         1
TARGET 2035 ALLOCATION..........................  0.50%          B         $145.54        10
TARGET 2035 ALLOCATION..........................  0.70%          B         $142.55         1
TARGET 2035 ALLOCATION..........................  0.90%          B         $139.61        26
TARGET 2035 ALLOCATION..........................  0.95%          B         $138.89         4
TARGET 2035 ALLOCATION..........................  1.00%          B         $138.17        --
TARGET 2035 ALLOCATION..........................  1.10%          B         $136.74         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
TARGET 2035 ALLOCATION.............  1.20%         B          $135.31       138
TARGET 2035 ALLOCATION.............  1.25%         B          $112.95        11
TARGET 2035 ALLOCATION.............  1.34%         B          $133.35       250
TARGET 2035 ALLOCATION.............  1.35%         B          $133.21        --
TARGET 2035 ALLOCATION.............  1.45%         B          $131.83        --

TARGET 2045 ALLOCATION.............  0.40%         B          $142.86        --
TARGET 2045 ALLOCATION.............  0.50%         B          $147.26         8
TARGET 2045 ALLOCATION.............  0.70%         B          $144.23        --
TARGET 2045 ALLOCATION.............  0.80%         B          $251.17        --
TARGET 2045 ALLOCATION.............  0.90%         B          $141.26        21
TARGET 2045 ALLOCATION.............  0.95%         B          $140.53         6
TARGET 2045 ALLOCATION.............  1.00%         B          $139.80        --
TARGET 2045 ALLOCATION.............  1.10%         B          $138.35        11
TARGET 2045 ALLOCATION.............  1.20%         B          $136.91       145
TARGET 2045 ALLOCATION.............  1.25%         B          $112.46         6
TARGET 2045 ALLOCATION.............  1.34%         B          $134.93       185
TARGET 2045 ALLOCATION.............  1.35%         B          $134.78        --
TARGET 2045 ALLOCATION.............  1.45%         B          $133.38        --

TARGET 2055 ALLOCATION.............  0.50%         B          $100.19         3
TARGET 2055 ALLOCATION.............  0.70%         B          $ 99.86        --
TARGET 2055 ALLOCATION.............  0.80%         B          $ 99.69        --
TARGET 2055 ALLOCATION.............  0.90%         B          $ 99.53         2
TARGET 2055 ALLOCATION.............  1.00%         B          $ 99.37        --
TARGET 2055 ALLOCATION.............  1.10%         B          $ 99.20        --
TARGET 2055 ALLOCATION.............  1.20%         B          $ 99.04        19
TARGET 2055 ALLOCATION.............  1.34%         B          $ 98.81         8

TEMPLETON GLOBAL BOND VIP FUND.....  0.50%      CLASS 2       $118.26        12
TEMPLETON GLOBAL BOND VIP FUND.....  0.70%      CLASS 2       $116.67        --
TEMPLETON GLOBAL BOND VIP FUND.....  0.80%      CLASS 2       $115.89         1
TEMPLETON GLOBAL BOND VIP FUND.....  0.90%      CLASS 2       $115.11         6
TEMPLETON GLOBAL BOND VIP FUND.....  1.00%      CLASS 2       $114.34         1
TEMPLETON GLOBAL BOND VIP FUND.....  1.10%      CLASS 2       $113.57         3
TEMPLETON GLOBAL BOND VIP FUND.....  1.20%      CLASS 2       $112.80       479

VANECK VIP GLOBAL HARD ASSETS FUND.  0.50%   CLASS S SHARES   $ 71.01         2
VANECK VIP GLOBAL HARD ASSETS FUND.  0.70%   CLASS S SHARES   $ 70.20         1
VANECK VIP GLOBAL HARD ASSETS FUND.  0.80%   CLASS S SHARES   $ 69.81        --
VANECK VIP GLOBAL HARD ASSETS FUND.  0.90%   CLASS S SHARES   $ 69.41        21
VANECK VIP GLOBAL HARD ASSETS FUND.  0.95%   CLASS S SHARES   $ 69.21        10
VANECK VIP GLOBAL HARD ASSETS FUND.  1.00%   CLASS S SHARES   $ 69.02        --
VANECK VIP GLOBAL HARD ASSETS FUND.  1.10%   CLASS S SHARES   $ 68.63        10
VANECK VIP GLOBAL HARD ASSETS FUND.  1.20%   CLASS S SHARES   $ 68.23       106
VANECK VIP GLOBAL HARD ASSETS FUND.  1.25%   CLASS S SHARES   $ 68.04        31
VANECK VIP GLOBAL HARD ASSETS FUND.  1.34%   CLASS S SHARES   $ 67.69       199
VANECK VIP GLOBAL HARD ASSETS FUND.  1.45%   CLASS S SHARES   $ 67.27        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2016, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2016, the contract charges were 0.00%.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016




                                                                       1290 VT SOCIALLY     ALL ASSET        ALL ASSET
                                                                         RESPONSIBLE*   AGGRESSIVE-ALT 25* GROWTH-ALT 20*
                                                                       ---------------- ------------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $  514,808        $ 119,332        $  761,558
  Expenses:
   Asset-based charges................................................       545,299          119,316           693,653
                                                                          ----------        ---------        ----------

NET INVESTMENT INCOME (LOSS)..........................................       (30,491)              16            67,905
                                                                          ----------        ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     2,543,641         (126,429)          147,379
   Net realized gain distribution from the Portfolios.................       872,938          111,273         1,202,300
                                                                          ----------        ---------        ----------
  Net realized gain (loss) on investments.............................     3,416,579          (15,156)        1,349,679
                                                                          ----------        ---------        ----------

  Net change in unrealized appreciation (depreciation) of investments.       178,895          890,089         3,036,626
                                                                          ----------        ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     3,595,474          874,933         4,386,305
                                                                          ----------        ---------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $3,564,983        $ 874,949        $4,454,210
                                                                          ==========        =========        ==========

                                                                                                        AMERICAN
                                                                                                         FUNDS
                                                                         ALL ASSET       AMERICAN      INSURANCE
                                                                          MODERATE    CENTURY VP MID SERIES(R) BOND
                                                                       GROWTH-ALT 15* CAP VALUE FUND    FUND/SM/
                                                                       -------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $114,312      $  547,729     $ 529,219
  Expenses:
   Asset-based charges................................................      83,464         398,457       359,501
                                                                          --------      ----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................      30,848         149,272       169,718
                                                                          --------      ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     (53,013)        679,961      (121,988)
   Net realized gain distribution from the Portfolios.................      57,785       1,403,288       102,926
                                                                          --------      ----------     ---------
  Net realized gain (loss) on investments.............................       4,772       2,083,249       (19,062)
                                                                          --------      ----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.     429,714       4,709,886        25,161
                                                                          --------      ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     434,486       6,793,135         6,099
                                                                          --------      ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $465,334      $6,942,407     $ 175,817
                                                                          ========      ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                         AXA 400     AXA 500    AXA 2000
                                                                         MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE
                                                                       VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*
                                                                       ----------- ----------- ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   84,024  $  219,318   $ 36,470    $ 5,569,278
  Expenses:
   Asset-based charges................................................    111,222     206,667     53,886      7,133,490
                                                                       ----------  ----------   --------    -----------

NET INVESTMENT INCOME (LOSS)..........................................    (27,198)     12,651    (17,416)    (1,564,212)
                                                                       ----------  ----------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    135,782     471,052      1,532      3,881,548
   Net realized gain distribution from the Portfolios.................    492,192     137,692     93,836     27,081,708
                                                                       ----------  ----------   --------    -----------
  Net realized gain (loss) on investments.............................    627,974     608,744     95,368     30,963,256
                                                                       ----------  ----------   --------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  1,040,543   1,036,376    790,634     13,192,566
                                                                       ----------  ----------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  1,668,517   1,645,120    886,002     44,155,822
                                                                       ----------  ----------   --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $1,641,319  $1,657,771   $868,586    $42,591,610
                                                                       ==========  ==========   ========    ===========

                                                                                        AXA
                                                                       AXA BALANCED CONSERVATIVE
                                                                        STRATEGY*   ALLOCATION*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $1,044,056   $1,082,883
  Expenses:
   Asset-based charges................................................   1,490,490    1,386,701
                                                                        ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    (446,434)    (303,818)
                                                                        ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,017,718     (463,998)
   Net realized gain distribution from the Portfolios.................     674,129    1,461,640
                                                                        ----------   ----------
  Net realized gain (loss) on investments.............................   1,691,847      997,642
                                                                        ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   4,228,892    1,187,936
                                                                        ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,920,739    2,185,578
                                                                        ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $5,474,305   $1,881,760
                                                                        ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                                       GROWTH STRATEGY*    STRATEGY*          ALLOCATION*
                                                                       ---------------- ---------------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $217,544         $ 77,557          $1,912,186
  Expenses:
   Asset-based charges................................................      303,380          111,687           2,486,469
                                                                           --------         --------          ----------

NET INVESTMENT INCOME (LOSS)..........................................      (85,836)         (34,130)           (574,283)
                                                                           --------         --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      109,530           24,065             (86,764)
   Net realized gain distribution from the Portfolios.................      116,136           23,854           5,415,699
                                                                           --------         --------          ----------
  Net realized gain (loss) on investments.............................      225,666           47,919           5,328,935
                                                                           --------         --------          ----------

  Net change in unrealized appreciation (depreciation) of investments.      745,206          136,485           2,210,716
                                                                           --------         --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      970,872          184,404           7,539,651
                                                                           --------         --------          ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $885,036         $150,274          $6,965,368
                                                                           ========         ========          ==========

                                                                                                      AXA
                                                                         AXA GLOBAL              INTERNATIONAL
                                                                       EQUITY MANAGED AXA GROWTH CORE MANAGED
                                                                        VOLATILITY*   STRATEGY*   VOLATILITY*
                                                                       -------------- ---------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 3,203,226    $12,403    $   436,287
  Expenses:
   Asset-based charges................................................    4,494,857     15,058      1,924,597
                                                                        -----------    -------    -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,291,631)    (2,655)    (1,488,310)
                                                                        -----------    -------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   13,744,853      7,507       (584,581)
   Net realized gain distribution from the Portfolios.................           --     10,237             --
                                                                        -----------    -------    -----------
  Net realized gain (loss) on investments.............................   13,744,853     17,744       (584,581)
                                                                        -----------    -------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,660,315)    73,396        323,376
                                                                        -----------    -------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   12,084,538     91,140       (261,205)
                                                                        -----------    -------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $10,792,907    $88,485    $(1,749,515)
                                                                        ===========    =======    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                            AXA           AXA                    AXA LARGE CAP
                                                                       INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH
                                                                          MANAGED    VALUE MANAGED CORE MANAGED     MANAGED
                                                                        VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                                       ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 107,748    $   800,807   $  317,405   $  3,542,411
  Expenses:
   Asset-based charges................................................     104,412      2,178,063      369,257      8,211,583
                                                                         ---------    -----------   ----------   ------------

NET INVESTMENT INCOME (LOSS)..........................................       3,336     (1,377,256)     (51,852)    (4,669,172)
                                                                         ---------    -----------   ----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (214,005)       709,169    1,108,166     38,166,927
   Net realized gain distribution from the Portfolios.................          --             --      273,959     21,431,931
                                                                         ---------    -----------   ----------   ------------
  Net realized gain (loss) on investments.............................    (214,005)       709,169    1,382,125     59,598,858
                                                                         ---------    -----------   ----------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     115,167       (455,370)   1,001,646    (29,629,929)
                                                                         ---------    -----------   ----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (98,838)       253,799    2,383,771     29,968,929
                                                                         ---------    -----------   ----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (95,502)   $(1,123,457)  $2,331,919   $ 25,299,757
                                                                         =========    ===========   ==========   ============

                                                                       AXA LARGE CAP  AXA MID CAP
                                                                       VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*   VOLATILITY*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 13,605,262   $ 5,792,994
  Expenses:
   Asset-based charges................................................   10,539,564     6,177,668
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    3,065,698      (384,674)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   53,651,584    38,544,864
   Net realized gain distribution from the Portfolios.................           --            --
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   53,651,584    38,544,864
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   49,271,611    33,644,027
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  102,923,195    72,188,891
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $105,988,893   $71,804,217
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                    AXA MODERATE AXA MODERATE-
                                                                       AXA MODERATE    GROWTH        PLUS      AXA SMARTBETA
                                                                       ALLOCATION*   STRATEGY*    ALLOCATION*     EQUITY*
                                                                       ------------ ------------ ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $14,378,075   $  438,619   $ 9,510,205     $4,717
  Expenses:
   Asset-based charges................................................  20,328,446      526,232    13,118,169      2,616
   Less: Reduction for expense limitation.............................  (5,948,275)          --            --         --
                                                                       -----------   ----------   -----------     ------
   Net Expenses.......................................................  14,380,171      526,232    13,118,169      2,616
                                                                       -----------   ----------   -----------     ------

NET INVESTMENT INCOME (LOSS)..........................................      (2,096)     (87,613)   (3,607,964)     2,101
                                                                       -----------   ----------   -----------     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (7,967,522)     124,187     7,896,990      1,068
   Net realized gain distribution from the Portfolios.................  50,524,320      312,398    45,182,122          5
                                                                       -----------   ----------   -----------     ------

  Net realized gain (loss) on investments.............................  42,556,798      436,585    53,079,112      1,073
                                                                       -----------   ----------   -----------     ------

  Net change in unrealized appreciation (depreciation) of investments.  26,995,642    2,301,245    11,870,277      6,681
                                                                       -----------   ----------   -----------     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  69,552,440    2,737,830    64,949,389      7,754
                                                                       -----------   ----------   -----------     ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $69,550,344   $2,650,217   $61,341,425     $9,855
                                                                       ===========   ==========   ===========     ======

                                                                         AXA/AB
                                                                        DYNAMIC
                                                                        MODERATE  AXA/AB SMALL
                                                                        GROWTH*   CAP GROWTH*
                                                                       ---------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  63,608  $ 1,166,518
  Expenses:
   Asset-based charges................................................   187,361    4,178,712
   Less: Reduction for expense limitation.............................        --           --
                                                                       ---------  -----------
   Net Expenses.......................................................   187,361    4,178,712
                                                                       ---------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (123,753)  (3,012,194)
                                                                       ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (26,846)     270,618
   Net realized gain distribution from the Portfolios.................   231,712   22,265,667
                                                                       ---------  -----------

  Net realized gain (loss) on investments.............................   204,866   22,536,285
                                                                       ---------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   332,586   15,611,951
                                                                       ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   537,452   38,148,236
                                                                       ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 413,699  $35,136,042
                                                                       =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                   AXA/FRANKLIN
                                                                                       AXA/DOUBLELINE AXA/FRANKLIN  SMALL CAP
                                                                       AXA/CLEARBRIDGE OPPORTUNISTIC    BALANCED      VALUE
                                                                          LARGE CAP      CORE PLUS      MANAGED      MANAGED
                                                                           GROWTH*         BOND*      VOLATILITY*  VOLATILITY*
                                                                       --------------- -------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $        --      $ 65,922     $2,173,122   $   64,036
  Expenses:
   Asset-based charges................................................     2,066,789        17,890      1,106,428      213,746
                                                                         -----------      --------     ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    (2,066,789)       48,032      1,066,694     (149,710)
                                                                         -----------      --------     ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (5,770,313)        2,454      2,655,769    1,091,158
   Net realized gain distribution from the Portfolios.................       751,784            --             --           --
                                                                         -----------      --------     ----------   ----------
  Net realized gain (loss) on investments.............................    (5,018,529)        2,454      2,655,769    1,091,158
                                                                         -----------      --------     ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.     5,808,882       (28,132)     3,818,072    2,756,567
                                                                         -----------      --------     ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       790,353       (25,678)     6,473,841    3,847,725
                                                                         -----------      --------     ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(1,276,436)     $ 22,354     $7,540,535   $3,698,015
                                                                         ===========      ========     ==========   ==========

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/HORIZON
                                                                         MANAGED     SMALL CAP
                                                                       VOLATILITY*    VALUE*
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $1,106,645    $ 4,888
  Expenses:
   Asset-based charges................................................     857,546        977
                                                                        ----------    -------

NET INVESTMENT INCOME (LOSS)..........................................     249,099      3,911
                                                                        ----------    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   2,831,718         10
   Net realized gain distribution from the Portfolios.................     497,948     15,062
                                                                        ----------    -------
  Net realized gain (loss) on investments.............................   3,329,666     15,072
                                                                        ----------    -------

  Net change in unrealized appreciation (depreciation) of investments.   1,705,534     19,517
                                                                        ----------    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,035,200     34,589
                                                                        ----------    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $5,284,299    $38,500
                                                                        ==========    =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                      AXA/MUTUAL
                                                                                                      LARGE CAP    AXA/PACIFIC
                                                                         AXA/JANUS     AXA/LOOMIS   EQUITY MANAGED GLOBAL SMALL
                                                                        ENTERPRISE*  SAYLES GROWTH*  VOLATILITY*    CAP VALUE*
                                                                       ------------  -------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --    $  188,141     $  566,949     $ 2,097
  Expenses:
   Asset-based charges................................................    3,132,510       649,334        331,157       1,781
                                                                       ------------    ----------     ----------     -------

NET INVESTMENT INCOME (LOSS)..........................................   (3,132,510)     (461,193)       235,792         316
                                                                       ------------    ----------     ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (1,578,437)     (495,710)     1,508,455      (4,776)
   Net realized gain distribution from the Portfolios.................      115,271     1,257,708             --          --
                                                                       ------------    ----------     ----------     -------
  Net realized gain (loss) on investments.............................   (1,463,166)      761,998      1,508,455      (4,776)
                                                                       ------------    ----------     ----------     -------

  Net change in unrealized appreciation (depreciation) of investments.   (9,818,837)    2,268,691      1,119,115      75,111
                                                                       ------------    ----------     ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (11,282,003)    3,030,689      2,627,570      70,335
                                                                       ------------    ----------     ----------     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,414,513)   $2,569,496     $2,863,362     $70,651
                                                                       ============    ==========     ==========     =======

                                                                       AXA/TEMPLETON
                                                                       GLOBAL EQUITY  CHARTER/SM/
                                                                          MANAGED    INTERNATIONAL
                                                                        VOLATILITY*    MODERATE*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  294,044      $1,279
  Expenses:
   Asset-based charges................................................     538,078         303
                                                                        ----------      ------

NET INVESTMENT INCOME (LOSS)..........................................    (244,034)        976
                                                                        ----------      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,766,506           2
   Net realized gain distribution from the Portfolios.................          --          --
                                                                        ----------      ------
  Net realized gain (loss) on investments.............................   1,766,506           2
                                                                        ----------      ------

  Net change in unrealized appreciation (depreciation) of investments.     108,094         113
                                                                        ----------      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   1,874,600         115
                                                                        ----------      ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $1,630,566      $1,091
                                                                        ==========      ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                       CHARTER/SM/               CHARTER/SM/ CHARTER/SM/
                                                                       MULTI-SECTOR CHARTER/SM/  SMALL CAP    SMALL CAP
                                                                          BOND*     REAL ASSETS*  GROWTH*       VALUE*
                                                                       ------------ ------------ ----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,772,152    $ 3,199    $       --  $ 1,406,763
  Expenses:
   Asset-based charges................................................   1,140,454      1,165       505,261    1,339,331
   Less: Reduction for expense limitation.............................          --         --          (220)      (1,156)
                                                                       -----------    -------    ----------  -----------
   Net Expenses.......................................................   1,140,454      1,165       505,041    1,338,175
                                                                       -----------    -------    ----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     631,698      2,034      (505,041)      68,588
                                                                       -----------    -------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (1,564,937)     3,636     2,033,651    4,799,198
   Net realized gain distribution from the Portfolios.................          --         --       729,103           --
                                                                       -----------    -------    ----------  -----------
  Net realized gain (loss) on investments.............................  (1,564,937)     3,636     2,762,754    4,799,198
                                                                       -----------    -------    ----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   2,469,760     (1,205)      723,263   17,950,301
                                                                       -----------    -------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     904,823      2,431     3,486,017   22,749,499
                                                                       -----------    -------    ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 1,536,521    $ 4,465    $2,980,976  $22,818,087
                                                                       ===========    =======    ==========  ===========

                                                                       EQ/BLACKROCK    EQ/BOSTON
                                                                       BASIC VALUE  ADVISORS EQUITY
                                                                         EQUITY*        INCOME*
                                                                       ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 10,472,648   $ 2,008,429
  Expenses:
   Asset-based charges................................................    8,632,418     1,253,000
   Less: Reduction for expense limitation.............................           --            --
                                                                       ------------   -----------
   Net Expenses.......................................................    8,632,418     1,253,000
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    1,840,230       755,429
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   38,634,294     1,047,370
   Net realized gain distribution from the Portfolios.................           --    10,906,657
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   38,634,294    11,954,027
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   67,078,776    (1,395,672)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  105,713,070    10,558,355
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $107,553,300   $11,313,784
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                        EQ/CAPITAL                              EQ/EMERGING
                                                                         GUARDIAN    EQ/COMMON    EQ/CORE BOND MARKETS EQUITY
                                                                        RESEARCH*   STOCK INDEX*     INDEX*        PLUS*
                                                                       -----------  ------------  ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,660,092  $ 33,076,925   $1,739,326    $  44,698
  Expenses:
   Asset-based charges................................................   2,460,383    30,490,096    1,423,873       61,100
   Less: Reduction for expense limitation.............................          --    (5,742,102)          --           --
                                                                       -----------  ------------   ----------    ---------
   Net Expenses.......................................................   2,460,383    24,747,994    1,423,873       61,100
                                                                       -----------  ------------   ----------    ---------

NET INVESTMENT INCOME (LOSS)..........................................    (800,291)    8,328,931      315,453      (16,402)
                                                                       -----------  ------------   ----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  13,814,289   102,074,741      380,375     (414,549)
   Net realized gain distribution from the Portfolios.................          --            --           --           --
                                                                       -----------  ------------   ----------    ---------
  Net realized gain (loss) on investments.............................  13,814,289   102,074,741      380,375     (414,549)
                                                                       -----------  ------------   ----------    ---------

  Net change in unrealized appreciation (depreciation) of investments.     (11,038)  102,914,685     (608,724)     769,817
                                                                       -----------  ------------   ----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  13,803,251   204,989,426     (228,349)     355,268
                                                                       -----------  ------------   ----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $13,002,960  $213,318,357   $   87,104    $ 338,866
                                                                       ===========  ============   ==========    =========

                                                                                       EQ/GAMCO
                                                                       EQ/EQUITY 500  MERGERS AND
                                                                          INDEX*     ACQUISITIONS*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 20,424,616   $    1,053
  Expenses:
   Asset-based charges................................................   15,634,034      221,624
   Less: Reduction for expense limitation.............................           --           --
                                                                       ------------   ----------
   Net Expenses.......................................................   15,634,034      221,624
                                                                       ------------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    4,790,582     (220,571)
                                                                       ------------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   57,251,612      106,550
   Net realized gain distribution from the Portfolios.................   16,139,447      880,526
                                                                       ------------   ----------
  Net realized gain (loss) on investments.............................   73,391,059      987,076
                                                                       ------------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   39,258,111      308,535
                                                                       ------------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  112,649,170    1,295,611
                                                                       ------------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $117,439,752   $1,075,040
                                                                       ============   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                         EQ/GAMCO                               EQ/INTERMEDIATE
                                                                       SMALL COMPANY  EQ/GLOBAL   EQ/HIGH YIELD   GOVERNMENT
                                                                          VALUE*      BOND PLUS*      BOND*          BOND*
                                                                       ------------- -----------  ------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  3,911,404  $ 1,062,189    $ 420,273      $ 403,857
  Expenses:
   Asset-based charges................................................    9,451,173      729,860       82,969        769,152
   Less: Reduction for expense limitation.............................           --           --           --         (3,975)
                                                                       ------------  -----------    ---------      ---------
   Net Expenses.......................................................    9,451,173      729,860       82,969        765,177
                                                                       ------------  -----------    ---------      ---------

NET INVESTMENT INCOME (LOSS)..........................................   (5,539,769)     332,329      337,304       (361,320)
                                                                       ------------  -----------    ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   28,853,798   (1,315,612)    (149,226)       323,568
   Net realized gain distribution from the Portfolios.................   27,540,352      105,241           --        106,475
                                                                       ------------  -----------    ---------      ---------
  Net realized gain (loss) on investments.............................   56,394,150   (1,210,371)    (149,226)       430,043
                                                                       ------------  -----------    ---------      ---------

  Net change in unrealized appreciation (depreciation) of investments.  103,963,040      753,218      482,474       (533,189)
                                                                       ------------  -----------    ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  160,357,190     (457,153)     333,248       (103,146)
                                                                       ------------  -----------    ---------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $154,817,421  $  (124,824)   $ 670,552      $(464,466)
                                                                       ============  ===========    =========      =========

                                                                       EQ/INTERNATIONAL EQ/INVESCO
                                                                        EQUITY INDEX*   COMSTOCK*
                                                                       ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 9,287,646    $ 2,666,117
  Expenses:
   Asset-based charges................................................     4,476,197      1,355,187
   Less: Reduction for expense limitation.............................            --             --
                                                                         -----------    -----------
   Net Expenses.......................................................     4,476,197      1,355,187
                                                                         -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................     4,811,449      1,310,930
                                                                         -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (6,060,733)       849,284
   Net realized gain distribution from the Portfolios.................            --             --
                                                                         -----------    -----------
  Net realized gain (loss) on investments.............................    (6,060,733)       849,284
                                                                         -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.     3,831,903     14,060,961
                                                                         -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (2,228,830)    14,910,245
                                                                         -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 2,582,619    $16,221,175
                                                                         ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                        EQ/JPMORGAN                                 EQ/MFS
                                                                           VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                                                       OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                                                                       -------------- ------------- ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   811,758    $ 2,098,912   $1,434,593   $1,029,004
  Expenses:
   Asset-based charges................................................      965,990      2,574,557      847,395    1,262,411
   Less: Reduction for expense limitation.............................           --             --           --           --
                                                                        -----------    -----------   ----------   ----------
   Net Expenses.......................................................      965,990      2,574,557      847,395    1,262,411
                                                                        -----------    -----------   ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................     (154,232)      (475,645)     587,198     (233,407)
                                                                        -----------    -----------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,727,773      9,151,924    3,962,924    1,383,153
   Net realized gain distribution from the Portfolios.................           --     11,018,161    2,177,480      188,716
                                                                        -----------    -----------   ----------   ----------
  Net realized gain (loss) on investments.............................    5,727,773     20,170,085    6,140,404    1,571,869
                                                                        -----------    -----------   ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.    9,397,815     (9,656,940)   3,114,645     (581,895)
                                                                        -----------    -----------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   15,125,588     10,513,145    9,255,049      989,974
                                                                        -----------    -----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $14,971,356    $10,037,500   $9,842,247   $  756,567
                                                                        ===========    ===========   ==========   ==========

                                                                        EQ/MID CAP   EQ/MONEY
                                                                          INDEX*     MARKET*
                                                                       -----------  ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 5,563,334  $     391
  Expenses:
   Asset-based charges................................................   6,231,735    872,058
   Less: Reduction for expense limitation.............................          --       (464)
                                                                       -----------  ---------
   Net Expenses.......................................................   6,231,735    871,594
                                                                       -----------  ---------

NET INVESTMENT INCOME (LOSS)..........................................    (668,401)  (871,203)
                                                                       -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  34,563,457     (3,596)
   Net realized gain distribution from the Portfolios.................  27,428,955         75
                                                                       -----------  ---------
  Net realized gain (loss) on investments.............................  61,992,412     (3,521)
                                                                       -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.  24,482,729      3,512
                                                                       -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  86,475,141         (9)
                                                                       -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $85,806,740  $(871,212)
                                                                       ===========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                       EQ/PIMCO
                                                                       EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY
                                                                          GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*
                                                                       -------------- ----------- -------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   991,390   $1,190,415    $  846,118   $1,009,928
  Expenses:
   Asset-based charges................................................    1,492,089      240,418     1,066,114    1,140,537
                                                                        -----------   ----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................     (500,699)     949,997      (219,996)    (130,609)
                                                                        -----------   ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    6,045,869      (70,907)     (239,245)    (634,592)
   Net realized gain distribution from the Portfolios.................           --       46,733            --           --
                                                                        -----------   ----------    ----------   ----------
  Net realized gain (loss) on investments.............................    6,045,869      (24,174)     (239,245)    (634,592)
                                                                        -----------   ----------    ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   (6,595,912)     658,446     1,073,991      783,424
                                                                        -----------   ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (550,043)     634,272       834,746      148,832
                                                                        -----------   ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(1,050,742)  $1,584,269    $  614,750   $   18,223
                                                                        ===========   ==========    ==========   ==========

                                                                                       EQ/T. ROWE
                                                                          EQ/SMALL    PRICE GROWTH
                                                                       COMPANY INDEX*    STOCK*
                                                                       -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 2,806,565   $         --
  Expenses:
   Asset-based charges................................................    3,044,218      5,076,071
                                                                        -----------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     (237,653)    (5,076,071)
                                                                        -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,447,809     30,481,120
   Net realized gain distribution from the Portfolios.................   16,037,751      7,579,714
                                                                        -----------   ------------
  Net realized gain (loss) on investments.............................   17,485,560     38,060,834
                                                                        -----------   ------------

  Net change in unrealized appreciation (depreciation) of investments.   27,173,803    (31,138,767)
                                                                        -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   44,659,363      6,922,067
                                                                        -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $44,421,710   $  1,845,996
                                                                        ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                     FIDELITY(R) VIP FIDELITY(R) VIP
                                                                       EQ/UBS GROWTH  CONTRAFUND(R)   EQUITY-INCOME
                                                                         & INCOME*      PORTFOLIO       PORTFOLIO
                                                                       ------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  267,831    $  2,092,051     $  205,513
  Expenses:
   Asset-based charges................................................     411,781       3,996,261         98,177
                                                                        ----------    ------------     ----------

NET INVESTMENT INCOME (LOSS)..........................................    (143,950)     (1,904,210)       107,336
                                                                        ----------    ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     235,096       9,122,363       (127,529)
   Net realized gain distribution from the Portfolios.................     806,904      24,893,796        530,159
                                                                        ----------    ------------     ----------
  Net realized gain (loss) on investments.............................   1,042,000      34,016,159        402,630
                                                                        ----------    ------------     ----------

  Net change in unrealized appreciation (depreciation) of investments.   1,820,383     (10,763,335)       883,718
                                                                        ----------    ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   2,862,383      23,252,824      1,286,348
                                                                        ----------    ------------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $2,718,433    $ 21,348,614     $1,393,684
                                                                        ==========    ============     ==========

                                                                                           GOLDMAN SACHS INVESCO V.I.
                                                                       FIDELITY(R) VIP MID  VIT MID CAP   DIVERSIFIED
                                                                          CAP PORTFOLIO     VALUE FUND   DIVIDEND FUND
                                                                       ------------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $  117,692       $   545,528   $  259,722
  Expenses:
   Asset-based charges................................................        400,240           567,092      212,507
                                                                           ----------       -----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................       (282,548)          (21,564)      47,215
                                                                           ----------       -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (191,555)       (2,482,011)     458,318
   Net realized gain distribution from the Portfolios.................      1,884,558            26,239           --
                                                                           ----------       -----------   ----------
  Net realized gain (loss) on investments.............................      1,693,003        (2,455,772)     458,318
                                                                           ----------       -----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.      2,344,778         7,871,195    1,953,459
                                                                           ----------       -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      4,037,781         5,415,423    2,411,777
                                                                           ----------       -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $3,755,233       $ 5,393,859   $2,458,992
                                                                           ==========       ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                       INVESCO V.I.                   INVESCO V.I.
                                                                       GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL
                                                                       ESTATE FUND     YIELD FUND      GROWTH FUND
                                                                       ------------ ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,094,315     $1,266,325      $   697,582
  Expenses:
   Asset-based charges................................................     917,252        375,510          703,588
                                                                       -----------     ----------      -----------

NET INVESTMENT INCOME (LOSS)..........................................     177,063        890,815           (6,006)
                                                                       -----------     ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     558,737       (599,622         )859,215
   Net realized gain distribution from the Portfolios.................   1,483,968             --               --
                                                                       -----------     ----------      -----------
  Net realized gain (loss) on investments.............................   2,042,705       (599,622         )859,215
                                                                       -----------     ----------      -----------

  Net change in unrealized appreciation (depreciation) of investments.  (1,989,877)     2,465,213       (1,939,378)
                                                                       -----------     ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      52,828      1,865,591       (1,080,163)
                                                                       -----------     ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $   229,891     $2,756,406      $(1,086,169)
                                                                       ===========     ==========      ===========

                                                                       INVESCO V.I. MID INVESCO V.I.
                                                                           CAP CORE      SMALL CAP
                                                                         EQUITY FUND    EQUITY FUND  IVY VIP ENERGY
                                                                       ---------------- ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $       --     $      --    $    65,329
  Expenses:
   Asset-based charges................................................       205,256       108,263        589,163
                                                                          ----------     ---------    -----------

NET INVESTMENT INCOME (LOSS)..........................................      (205,256)     (108,263)      (523,834)
                                                                          ----------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (33,900)     (537,431)    (5,289,644)
   Net realized gain distribution from the Portfolios.................     1,132,550       662,908             --
                                                                          ----------     ---------    -----------
  Net realized gain (loss) on investments.............................     1,098,650       125,477     (5,289,644)
                                                                          ----------     ---------    -----------

  Net change in unrealized appreciation (depreciation) of investments.       983,259       858,738     20,239,395
                                                                          ----------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     2,081,909       984,215     14,949,751
                                                                          ----------     ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $1,876,653     $ 875,952    $14,425,917
                                                                          ==========     =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                      LAZARD
                                                                                                                    RETIREMENT
                                                                                                                     EMERGING
                                                                       IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL MARKETS EQUITY
                                                                          INCOME        GROWTH       CAP GROWTH     PORTFOLIO
                                                                       ------------ --------------- ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $12,716,523    $        --    $        --   $ 1,653,633
  Expenses:
   Asset-based charges................................................   2,157,936      1,188,954        240,321     1,848,028
                                                                       -----------    -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................  10,558,587     (1,188,954)      (240,321)     (194,395)
                                                                       -----------    -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (5,014,402)      (249,187)    (2,294,867)   (7,087,251)
   Net realized gain distribution from the Portfolios.................          --      5,118,192      2,071,118            --
                                                                       -----------    -----------    -----------   -----------
  Net realized gain (loss) on investments.............................  (5,014,402)     4,869,005       (223,749)   (7,087,251)
                                                                       -----------    -----------    -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  18,813,995      1,015,950        883,873    33,067,003
                                                                       -----------    -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  13,799,593      5,884,955        660,124    25,979,752
                                                                       -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $24,358,180    $ 4,696,001    $   419,803   $25,785,357
                                                                       ===========    ===========    ===========   ===========

                                                                          MFS(R)
                                                                       INTERNATIONAL
                                                                           VALUE     MFS(R) INVESTORS
                                                                         PORTFOLIO     TRUST SERIES
                                                                       ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 3,115,653     $   72,999
  Expenses:
   Asset-based charges................................................    3,272,381        155,554
                                                                        -----------     ----------

NET INVESTMENT INCOME (LOSS)..........................................     (156,728)       (82,555)
                                                                        -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    7,554,546        119,100
   Net realized gain distribution from the Portfolios.................    6,299,478      1,423,773
                                                                        -----------     ----------
  Net realized gain (loss) on investments.............................   13,854,024      1,542,873
                                                                        -----------     ----------

  Net change in unrealized appreciation (depreciation) of investments.   (7,675,455)      (580,074)
                                                                        -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    6,178,569        962,799
                                                                        -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 6,021,841     $  880,244
                                                                        ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                          MFS(R)
                                                                       MASSACHUSETTS
                                                                         INVESTORS     MFS(R)                     MULTIMANAGER
                                                                       GROWTH STOCK  TECHNOLOGY  MFS(R) UTILITIES  AGGRESSIVE
                                                                         PORTFOLIO   PORTFOLIO        SERIES        EQUITY*
                                                                       ------------- ----------  ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   47,755   $       --    $ 3,477,913    $  2,962,716
  Expenses:
   Asset-based charges................................................     148,371      817,480      1,168,054       7,471,283
   Less: Reduction for expense limitation.............................          --           --             --      (2,528,300)
                                                                        ----------   ----------    -----------    ------------
   Net Expenses.......................................................     148,371      817,480      1,168,054       4,942,983
                                                                        ----------   ----------    -----------    ------------

NET INVESTMENT INCOME (LOSS)..........................................    (100,616)    (817,480)     2,309,859      (1,980,267)
                                                                        ----------   ----------    -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     (36,958)   3,373,518     (4,159,318)     29,434,849
   Net realized gain distribution from the Portfolios.................   1,444,739    1,903,382      2,208,914              --
                                                                        ----------   ----------    -----------    ------------
  Net realized gain (loss) on investments.............................   1,407,781    5,276,900     (1,950,404)     29,434,849
                                                                        ----------   ----------    -----------    ------------

  Net change in unrealized appreciation (depreciation) of investments.    (817,482)     311,804      8,141,160     (14,510,194)
                                                                        ----------   ----------    -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     590,299    5,588,704      6,190,756      14,924,655
                                                                        ----------   ----------    -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  489,683   $4,771,224    $ 8,500,615    $ 12,944,388
                                                                        ==========   ==========    ===========    ============


                                                                                    MULTIMANAGER
                                                                       MULTIMANAGER   MID CAP
                                                                        CORE BOND*    GROWTH*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 2,515,203  $    66,665
  Expenses:
   Asset-based charges................................................   1,479,578      881,878
   Less: Reduction for expense limitation.............................          --           --
                                                                       -----------  -----------
   Net Expenses.......................................................   1,479,578      881,878
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   1,035,625     (815,213)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (1,369,698)  (1,585,930)
   Net realized gain distribution from the Portfolios.................     116,520    1,551,332
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  (1,253,178)     (34,598)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   1,933,362    4,322,323
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     680,184    4,287,725
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 1,715,809  $ 3,472,512
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                   PIMCO
                                                                                                               COMMODITYREAL
                                                                                                   OPPENHEIMER   RETURN(R)
                                                                        MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY
                                                                       MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO
                                                                       -------------- ------------ ----------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $  548,846   $     9,583   $ 28,571    $   63,647
  Expenses:
   Asset-based charges................................................      680,348     1,842,838     35,467        73,680
                                                                         ----------   -----------   --------    ----------

NET INVESTMENT INCOME (LOSS)..........................................     (131,502)   (1,833,255)    (6,896)      (10,033)
                                                                         ----------   -----------   --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    3,149,915    11,047,424     30,961      (872,688)
   Net realized gain distribution from the Portfolios.................           --     7,260,125    398,513            --
                                                                         ----------   -----------   --------    ----------
  Net realized gain (loss) on investments.............................    3,149,915    18,307,549    429,474      (872,688)
                                                                         ----------   -----------   --------    ----------

  Net change in unrealized appreciation (depreciation) of investments.    5,745,210    (6,122,208)   (68,519)    1,679,043
                                                                         ----------   -----------   --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    8,895,125    12,185,341    360,955       806,355
                                                                         ----------   -----------   --------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $8,763,623   $10,352,086   $354,059    $  796,322
                                                                         ==========   ===========   ========    ==========



                                                                       TARGET 2015 TARGET 2025
                                                                       ALLOCATION* ALLOCATION*
                                                                       ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 322,972  $  849,442
  Expenses:
   Asset-based charges................................................    279,766     699,960
                                                                        ---------  ----------

NET INVESTMENT INCOME (LOSS)..........................................     43,206     149,482
                                                                        ---------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (310,139)    665,183
   Net realized gain distribution from the Portfolios.................    429,718          --
                                                                        ---------  ----------
  Net realized gain (loss) on investments.............................    119,579     665,183
                                                                        ---------  ----------

  Net change in unrealized appreciation (depreciation) of investments.    798,698   2,665,042
                                                                        ---------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    918,277   3,330,225
                                                                        ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 961,483  $3,479,707
                                                                        =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                            TEMPLETON
                                                                       TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND
                                                                       ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND
                                                                       ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  814,582  $  688,618   $ 36,635   $        --
  Expenses:
   Asset-based charges................................................    687,200     578,417     18,988       597,144
                                                                       ----------  ----------   --------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    127,382     110,201     17,647      (597,144)
                                                                       ----------  ----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    547,956     647,109     (1,982)   (2,085,478)
   Net realized gain distribution from the Portfolios.................         --          --    130,041        43,037
                                                                       ----------  ----------   --------   -----------
  Net realized gain (loss) on investments.............................    547,956     647,109    128,059    (2,042,441)
                                                                       ----------  ----------   --------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  3,033,540   2,779,050     49,879     3,796,656
                                                                       ----------  ----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  3,581,496   3,426,159    177,938     1,754,215
                                                                       ----------  ----------   --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $3,708,878  $3,536,360   $195,585   $ 1,157,071
                                                                       ==========  ==========   ========   ===========

                                                                       VANECK VIP
                                                                       GLOBAL HARD
                                                                       ASSETS FUND
                                                                       -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    76,346
  Expenses:
   Asset-based charges................................................     261,049
                                                                       -----------

NET INVESTMENT INCOME (LOSS)..........................................    (184,703)
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (4,033,398)
   Net realized gain distribution from the Portfolios.................          --
                                                                       -----------
  Net realized gain (loss) on investments.............................  (4,033,398)
                                                                       -----------

  Net change in unrealized appreciation (depreciation) of investments.  11,213,758
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   7,180,360
                                                                       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 6,995,657
                                                                       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                1290 VT SOCIALLY
                                                                                                  RESPONSIBLE*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (30,491) $  (118,041)
  Net realized gain (loss) on investments..................................................   3,416,579    9,343,866
  Net change in unrealized appreciation (depreciation) of investments......................     178,895   (9,588,431)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,564,983     (362,606)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,543,974    3,581,757
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,375,930)     315,079
  Redemptions for contract benefits and terminations.......................................  (3,290,564)  (3,347,392)
  Contract maintenance charges.............................................................     (35,761)     (36,679)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,158,281)     512,765
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,406,702      150,159
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  43,216,640   43,066,481
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $45,623,342  $43,216,640
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                               AGGRESSIVE-ALT 25*
                                                                                            -----------------------
                                                                                                2016        2015
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        16  $  (22,322)
  Net realized gain (loss) on investments..................................................     (15,156)     70,037
  Net change in unrealized appreciation (depreciation) of investments......................     890,089    (531,819)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     874,949    (484,104)
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,527,500   2,491,151
  Transfers between Variable Investment Options including guaranteed interest account, net.     945,299   1,165,901
  Redemptions for contract benefits and terminations.......................................    (433,863)   (208,094)
  Contract maintenance charges.............................................................     (18,743)    (13,765)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,020,193   3,435,193
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --       1,800
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,895,142   2,952,889
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   8,033,867   5,080,978
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $11,929,009  $8,033,867
                                                                                            ===========  ==========

                                                                                                    ALL ASSET
                                                                                                 GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    67,905  $  (232,822)
  Net realized gain (loss) on investments..................................................   1,349,679    2,409,286
  Net change in unrealized appreciation (depreciation) of investments......................   3,036,626   (5,040,309)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   4,454,210   (2,863,845)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   8,508,445    8,787,300
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,535,217)  (3,949,026)
  Redemptions for contract benefits and terminations.......................................  (3,064,681)  (4,265,364)
  Contract maintenance charges.............................................................     (64,247)     (60,485)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   1,844,300      512,425
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   6,298,510   (2,351,420)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  52,828,026   55,179,446
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $59,126,536  $52,828,026
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                              ALL ASSET MODERATE
                                                                                                GROWTH-ALT 15*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   30,848  $  (13,005)
  Net realized gain (loss) on investments..................................................      4,772      35,162
  Net change in unrealized appreciation (depreciation) of investments......................    429,714    (306,085)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    465,334    (283,928)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  2,168,860   2,081,982
  Transfers between Variable Investment Options including guaranteed interest account, net.    388,981     937,936
  Redemptions for contract benefits and terminations.......................................   (529,089)   (411,467)
  Contract maintenance charges.............................................................    (12,917)     (6,898)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  2,015,835   2,601,553
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (12)         12
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  2,481,157   2,317,637
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,511,570   3,193,933
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $7,992,727  $5,511,570
                                                                                            ==========  ==========

                                                                                               AMERICAN CENTURY VP
                                                                                               MID CAP VALUE FUND
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   149,272  $    65,341
  Net realized gain (loss) on investments..................................................   2,083,249    1,562,335
  Net change in unrealized appreciation (depreciation) of investments......................   4,709,886   (2,283,043)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   6,942,407     (655,367)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  12,647,768    8,150,808
  Transfers between Variable Investment Options including guaranteed interest account, net.   4,240,928    2,476,303
  Redemptions for contract benefits and terminations.......................................  (1,423,364)    (696,639)
  Contract maintenance charges.............................................................     (41,220)     (24,371)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  15,424,112    9,906,101
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         (83)         538
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  22,366,436    9,251,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  24,826,563   15,575,291
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $47,192,999  $24,826,563
                                                                                            ===========  ===========

                                                                                                 AMERICAN FUNDS
                                                                                               INSURANCE SERIES(R)
                                                                                                  BOND FUND/SM/
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   169,718  $   142,035
  Net realized gain (loss) on investments..................................................     (19,062)     334,890
  Net change in unrealized appreciation (depreciation) of investments......................      25,161     (839,154)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     175,817     (362,229)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   8,598,355    6,586,292
  Transfers between Variable Investment Options including guaranteed interest account, net.   5,211,730    7,142,543
  Redemptions for contract benefits and terminations.......................................  (2,206,361)  (1,937,918)
  Contract maintenance charges.............................................................     (20,774)     (10,723)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  11,582,950   11,780,194
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         268          961
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  11,759,035   11,418,926
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  24,490,333   13,071,407
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $36,249,368  $24,490,333
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                 AXA 400 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (27,198) $   (49,574)
  Net realized gain (loss) on investments..................................................     627,974      743,294
  Net change in unrealized appreciation (depreciation) of investments......................   1,040,543   (1,032,876)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,641,319     (339,156)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,582,400    1,064,750
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,112,836      261,222
  Redemptions for contract benefits and terminations.......................................    (459,258)    (653,570)
  Contract maintenance charges.............................................................      (7,814)      (6,046)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,228,164      666,356
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,869,483      327,200
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,382,641    7,055,441
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $12,252,124  $ 7,382,641
                                                                                            ===========  ===========

                                                                                                 AXA 500 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    12,651  $   (38,973)
  Net realized gain (loss) on investments..................................................     608,744      820,060
  Net change in unrealized appreciation (depreciation) of investments......................   1,036,376     (894,623)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,657,771     (113,536)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,951,869    2,070,038
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,386,412      988,791
  Redemptions for contract benefits and terminations.......................................  (1,191,818)  (1,145,021)
  Contract maintenance charges.............................................................     (14,665)     (11,885)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,131,798    1,901,923
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (110)         114
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,789,459    1,788,501
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,631,749   12,843,248
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,421,208  $14,631,749
                                                                                            ===========  ===========

                                                                                               AXA 2000 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (17,416) $  (34,426)
  Net realized gain (loss) on investments..................................................     95,368     254,147
  Net change in unrealized appreciation (depreciation) of investments......................    790,634    (494,315)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    868,586    (274,594)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    770,588     647,526
  Transfers between Variable Investment Options including guaranteed interest account, net.    551,058     274,990
  Redemptions for contract benefits and terminations.......................................   (342,733)   (443,907)
  Contract maintenance charges.............................................................     (3,996)     (2,861)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    974,917     475,748
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,843,503     201,154
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  4,016,281   3,815,127
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,859,784  $4,016,281
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,564,212) $ (1,648,653)
  Net realized gain (loss) on investments..................................................   30,963,256    47,841,909
  Net change in unrealized appreciation (depreciation) of investments......................   13,192,566   (63,571,860)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   42,591,610   (17,378,604)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   65,583,806    67,857,691
  Transfers between Variable Investment Options including guaranteed interest account, net.  (27,761,371)  (23,220,035)
  Redemptions for contract benefits and terminations.......................................  (36,003,237)  (33,860,329)
  Contract maintenance charges.............................................................     (938,281)     (933,840)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........      880,917     9,843,487
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   43,472,527    (7,535,117)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  567,405,984   574,941,101
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $610,878,511  $567,405,984
                                                                                            ============  ============

                                                                                                   AXA BALANCED
                                                                                                     STRATEGY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (446,434) $   (277,338)
  Net realized gain (loss) on investments..................................................    1,691,847     1,992,062
  Net change in unrealized appreciation (depreciation) of investments......................    4,228,892    (3,891,385)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    5,474,305    (2,176,661)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   18,926,042    17,566,539
  Transfers between Variable Investment Options including guaranteed interest account, net.     (987,591)    1,786,811
  Redemptions for contract benefits and terminations.......................................   (6,404,864)   (5,563,145)
  Contract maintenance charges.............................................................   (1,105,456)     (949,364)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   10,428,131    12,840,841
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   15,902,436    10,664,180
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  109,031,875    98,367,695
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $124,934,311  $109,031,875
                                                                                            ============  ============

                                                                                                 AXA CONSERVATIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (303,818) $   (493,349)
  Net realized gain (loss) on investments..................................................      997,642     1,963,530
  Net change in unrealized appreciation (depreciation) of investments......................    1,187,936    (3,127,629)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,881,760    (1,657,448)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,533,183    12,537,302
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,356,848)   (4,135,785)
  Redemptions for contract benefits and terminations.......................................  (12,259,972)  (13,968,148)
  Contract maintenance charges.............................................................     (196,629)     (195,593)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (3,280,266)   (5,762,224)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (1,398,506)   (7,419,672)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  113,615,991   121,035,663
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $112,217,485  $113,615,991
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                AXA CONSERVATIVE
                                                                                                GROWTH STRATEGY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (85,836) $   (53,792)
  Net realized gain (loss) on investments..................................................     225,666      376,823
  Net change in unrealized appreciation (depreciation) of investments......................     745,206     (703,988)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     885,036     (380,957)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,681,838    4,946,715
  Transfers between Variable Investment Options including guaranteed interest account, net.    (675,143)     624,493
  Redemptions for contract benefits and terminations.......................................  (1,231,965)  (1,944,142)
  Contract maintenance charges.............................................................    (128,555)    (115,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   2,646,175    3,511,851
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         848          500
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,532,059    3,131,394
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  22,059,274   18,927,880
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $25,591,333  $22,059,274
                                                                                            ===========  ===========

                                                                                               AXA CONSERVATIVE
                                                                                                   STRATEGY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (34,130) $  (30,041)
  Net realized gain (loss) on investments..................................................     47,919      66,951
  Net change in unrealized appreciation (depreciation) of investments......................    136,485    (150,391)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    150,274    (113,481)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,840,438   1,647,301
  Transfers between Variable Investment Options including guaranteed interest account, net.    567,196     649,258
  Redemptions for contract benefits and terminations.......................................   (954,441)   (941,534)
  Contract maintenance charges.............................................................    (55,623)    (46,296)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,397,570   1,308,729
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          6          67
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,547,850   1,195,315
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  8,166,431   6,971,116
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $9,714,281  $8,166,431
                                                                                            ==========  ==========

                                                                                               AXA CONSERVATIVE-PLUS
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (574,283) $   (826,297)
  Net realized gain (loss) on investments..................................................    5,328,935     8,491,114
  Net change in unrealized appreciation (depreciation) of investments......................    2,210,716   (11,544,874)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    6,965,368    (3,880,057)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   26,003,498    29,963,982
  Transfers between Variable Investment Options including guaranteed interest account, net.   (9,247,407)   (9,031,071)
  Redemptions for contract benefits and terminations.......................................  (19,413,567)  (22,559,492)
  Contract maintenance charges.............................................................     (395,875)     (394,974)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (3,053,351)   (2,021,555)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    3,912,017    (5,901,612)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  202,534,879   208,436,491
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $206,446,896  $202,534,879
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                 AXA GLOBAL EQUITY
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,291,631) $ (1,586,162)
  Net realized gain (loss) on investments..................................................   13,744,853    15,160,473
  Net change in unrealized appreciation (depreciation) of investments......................   (1,660,315)  (24,327,235)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   10,792,907   (10,752,924)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,512,278    24,305,138
  Transfers between Variable Investment Options including guaranteed interest account, net.  (22,977,107)  (18,318,499)
  Redemptions for contract benefits and terminations.......................................  (25,341,185)  (29,477,398)
  Contract maintenance charges.............................................................     (233,420)     (256,514)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (26,039,434)  (23,747,273)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (15,246,527)  (34,500,197)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  364,007,885   398,508,082
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $348,761,358  $364,007,885
                                                                                            ============  ============


                                                                                             AXA GROWTH STRATEGY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (2,655) $     (176)
  Net realized gain (loss) on investments..................................................     17,744      25,515
  Net change in unrealized appreciation (depreciation) of investments......................     73,396     (51,332)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     88,485     (25,993)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      7,000      27,000
  Transfers between Variable Investment Options including guaranteed interest account, net.         --          --
  Redemptions for contract benefits and terminations.......................................    (17,694)    (31,504)
  Contract maintenance charges.............................................................         --          (3)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (10,694)     (4,507)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --         (14)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     77,791     (30,514)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,292,134   1,322,648
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,369,925  $1,292,134
                                                                                            ==========  ==========

                                                                                                 AXA INTERNATIONAL
                                                                                                   CORE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,488,310) $ (2,123,359)
  Net realized gain (loss) on investments..................................................     (584,581)    2,508,135
  Net change in unrealized appreciation (depreciation) of investments......................      323,376    (9,532,077)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,749,515)   (9,147,301)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,360,548    13,789,615
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,486,008)   (6,752,215)
  Redemptions for contract benefits and terminations.......................................  (11,764,541)  (14,345,963)
  Contract maintenance charges.............................................................     (106,165)     (120,300)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (6,996,166)   (7,428,863)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           82           (81)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (8,745,599)  (16,576,245)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  159,229,186   175,805,431
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $150,483,587  $159,229,186
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                               AXA INTERNATIONAL
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    3,336  $  (98,152)
  Net realized gain (loss) on investments..................................................   (214,005)    390,359
  Net change in unrealized appreciation (depreciation) of investments......................    115,167    (649,052)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (95,502)   (356,845)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,326,292   1,369,391
  Transfers between Variable Investment Options including guaranteed interest account, net.   (421,193)    801,407
  Redemptions for contract benefits and terminations.......................................   (536,787)   (529,568)
  Contract maintenance charges.............................................................     (7,550)     (6,949)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    360,762   1,634,281
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    265,260   1,277,436
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  8,447,192   7,169,756
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $8,712,452  $8,447,192
                                                                                            ==========  ==========

                                                                                                 AXA INTERNATIONAL
                                                                                                   VALUE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,377,256) $ (2,331,324)
  Net realized gain (loss) on investments..................................................      709,169     5,274,051
  Net change in unrealized appreciation (depreciation) of investments......................     (455,370)  (10,897,653)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,123,457)   (7,954,926)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,421,319    12,589,321
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,153,841)   (6,932,033)
  Redemptions for contract benefits and terminations.......................................  (12,014,970)  (15,456,130)
  Contract maintenance charges.............................................................     (115,851)     (132,571)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (8,863,343)   (9,931,413)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (4)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (9,986,804)  (17,886,339)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  180,173,574   198,059,913
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $170,186,770  $180,173,574
                                                                                            ============  ============

                                                                                               AXA LARGE CAP CORE
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (51,852) $  (114,824)
  Net realized gain (loss) on investments..................................................   1,382,125    1,929,818
  Net change in unrealized appreciation (depreciation) of investments......................   1,001,646   (2,057,803)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,331,919     (242,809)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,458,670    1,738,667
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,287,695)    (961,017)
  Redemptions for contract benefits and terminations.......................................  (2,514,739)  (3,060,724)
  Contract maintenance charges.............................................................     (18,369)     (18,418)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (2,362,133)  (2,301,492)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (30,214)  (2,544,301)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  29,460,723   32,005,024
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $29,430,509  $29,460,723
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               AXA LARGE CAP GROWTH
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (4,669,172) $ (6,884,749)
  Net realized gain (loss) on investments..................................................   59,598,858    73,870,937
  Net change in unrealized appreciation (depreciation) of investments......................  (29,629,929)  (48,808,750)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   25,299,757    18,177,438
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   27,414,085    29,170,580
  Transfers between Variable Investment Options including guaranteed interest account, net.  (28,661,170)  (25,368,034)
  Redemptions for contract benefits and terminations.......................................  (44,212,808)  (46,915,253)
  Contract maintenance charges.............................................................     (416,110)     (446,116)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (45,876,003)  (43,558,823)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (6)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (20,576,252)  (25,381,385)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  652,082,312   677,463,697
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $631,506,060  $652,082,312
                                                                                            ============  ============

                                                                                                AXA LARGE CAP VALUE
                                                                                                MANAGED VOLATILITY*
                                                                                            ---------------------------
                                                                                                2016           2015
                                                                                            ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,065,698  $   2,315,025
  Net realized gain (loss) on investments..................................................   53,651,584     30,450,271
  Net change in unrealized appreciation (depreciation) of investments......................   49,271,611    (78,936,335)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................  105,988,893    (46,171,039)
                                                                                            ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   29,545,468     32,528,527
  Transfers between Variable Investment Options including guaranteed interest account, net.  (33,109,014)   (26,997,322)
  Redemptions for contract benefits and terminations.......................................  (61,629,911)   (68,273,876)
  Contract maintenance charges.............................................................     (500,051)      (539,605)
  Adjustments to net assets allocated to contracts in payout period........................      (50,667)       674,789
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (65,744,175)   (62,607,487)
                                                                                            ------------  -------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       50,666       (674,789)
                                                                                            ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   40,295,384   (109,453,315)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  811,270,090    920,723,405
                                                                                            ------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $851,565,474  $ 811,270,090
                                                                                            ============  =============

                                                                                                 AXA MID CAP VALUE
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (384,674) $ (2,832,215)
  Net realized gain (loss) on investments..................................................   38,544,864    43,136,121
  Net change in unrealized appreciation (depreciation) of investments......................   33,644,027   (63,820,929)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   71,804,217   (23,517,023)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   20,069,685    21,889,538
  Transfers between Variable Investment Options including guaranteed interest account, net.  (19,970,160)  (17,662,925)
  Redemptions for contract benefits and terminations.......................................  (33,613,837)  (38,044,812)
  Contract maintenance charges.............................................................     (290,166)     (312,825)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (33,804,478)  (34,131,024)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (8)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   37,999,731   (57,648,047)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  467,193,849   524,841,896
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $505,193,580  $467,193,849
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                     AXA MODERATE
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $       (2,096) $   (2,792,347)
  Net realized gain (loss) on investments..................................................     42,556,798      61,101,192
  Net change in unrealized appreciation (depreciation) of investments......................     26,995,642     (88,586,489)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     69,550,344     (30,277,644)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    125,750,581     132,657,188
  Transfers between Variable Investment Options including guaranteed interest account, net.    (67,514,962)    (57,115,033)
  Redemptions for contract benefits and terminations.......................................   (129,518,681)   (140,945,412)
  Contract maintenance charges.............................................................     (2,091,545)     (2,107,058)
  Adjustments to net assets allocated to contracts in payout period........................         58,580         641,530
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (73,316,027)    (66,868,785)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (19,271)        663,257
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (3,784,954)    (96,483,172)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,613,751,925   1,710,235,097
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,609,966,971  $1,613,751,925
                                                                                            ==============  ==============

                                                                                                  AXA MODERATE
                                                                                                GROWTH STRATEGY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (87,613) $     6,309
  Net realized gain (loss) on investments..................................................     436,585      567,420
  Net change in unrealized appreciation (depreciation) of investments......................   2,301,245   (1,357,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,650,217     (784,061)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  13,785,425   13,758,522
  Transfers between Variable Investment Options including guaranteed interest account, net.    (452,977)   1,023,202
  Redemptions for contract benefits and terminations.......................................  (2,277,550)  (2,236,123)
  Contract maintenance charges.............................................................    (121,446)     (83,846)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  10,933,452   12,461,755
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           5           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  13,583,674   11,677,694
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  37,075,331   25,397,637
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $50,659,005  $37,075,331
                                                                                            ===========  ===========

                                                                                                   AXA MODERATE-PLUS
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (3,607,964) $   (3,847,951)
  Net realized gain (loss) on investments..................................................     53,079,112      65,281,607
  Net change in unrealized appreciation (depreciation) of investments......................     11,870,277     (88,376,532)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     61,341,425     (26,942,876)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    107,011,744     110,658,451
  Transfers between Variable Investment Options including guaranteed interest account, net.    (50,863,265)    (44,903,661)
  Redemptions for contract benefits and terminations.......................................    (73,364,521)    (73,405,692)
  Contract maintenance charges.............................................................     (1,648,409)     (1,675,853)
  Adjustments to net assets allocated to contracts in payout period........................             --              --
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (18,864,451)     (9,326,755)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........             (7)             --
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     42,476,967     (36,269,631)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,044,178,213   1,080,447,844
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,086,655,180  $1,044,178,213
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                              AXA SMARTBETA
                                                                                                EQUITY*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,101  $   669
  Net realized gain (loss) on investments..................................................    1,073      (15)
  Net change in unrealized appreciation (depreciation) of investments......................    6,681   (2,015)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................    9,855   (1,361)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  205,999   14,509
  Transfers between Variable Investment Options including guaranteed interest account, net.  106,248   61,085
  Redemptions for contract benefits and terminations.......................................   (3,440)    (276)
  Contract maintenance charges.............................................................     (317)       3
  Adjustments to net assets allocated to contracts in payout period........................       --       --
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  308,490   75,321
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        8       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  318,353   73,960
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   73,960       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $392,313  $73,960
                                                                                            ========  =======

                                                                                                 AXA/AB DYNAMIC
                                                                                                MODERATE GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (123,753) $   (55,254)
  Net realized gain (loss) on investments..................................................     204,866      358,783
  Net change in unrealized appreciation (depreciation) of investments......................     332,586     (575,002)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     413,699     (271,473)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,132,185    4,063,837
  Transfers between Variable Investment Options including guaranteed interest account, net.    (318,046)   1,223,773
  Redemptions for contract benefits and terminations.......................................  (1,040,725)  (2,199,951)
  Contract maintenance charges.............................................................     (24,953)     (12,760)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   1,748,461    3,074,899
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         (58)          59
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,162,102    2,803,485
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,424,540   11,621,055
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $16,586,642  $14,424,540
                                                                                            ===========  ===========

                                                                                                 AXA/AB SMALL CAP
                                                                                                      GROWTH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,012,194) $ (4,550,261)
  Net realized gain (loss) on investments..................................................   22,536,285    48,667,429
  Net change in unrealized appreciation (depreciation) of investments......................   15,611,951   (58,282,278)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   35,136,042   (14,165,110)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   15,211,682    17,039,665
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,439,323)  (10,278,314)
  Redemptions for contract benefits and terminations.......................................  (24,047,497)  (29,387,789)
  Contract maintenance charges.............................................................     (200,182)     (215,449)
  Adjustments to net assets allocated to contracts in payout period........................      (17,332)      250,494
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (21,492,652)  (22,591,393)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       17,324      (250,489)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   13,660,714   (37,006,992)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  333,718,204   370,725,196
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $347,378,918  $333,718,204
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                  AXA/CLEARBRIDGE
                                                                                                 LARGE CAP GROWTH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (2,066,789) $ (2,404,643)
  Net realized gain (loss) on investments..................................................   (5,018,529)   14,353,093
  Net change in unrealized appreciation (depreciation) of investments......................    5,808,882   (11,715,268)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,276,436)      233,182
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,518,246    11,250,236
  Transfers between Variable Investment Options including guaranteed interest account, net.  (18,609,098)  (12,283,223)
  Redemptions for contract benefits and terminations.......................................  (12,937,347)  (14,613,641)
  Contract maintenance charges.............................................................      (54,264)      (60,381)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (23,082,463)  (15,707,009)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (4)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,358,903)  (15,473,827)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  177,342,681   192,816,508
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $152,983,778  $177,342,681
                                                                                            ============  ============

                                                                                               AXA/DOUBLELINE
                                                                                             OPPORTUNISTIC CORE
                                                                                                PLUS BOND*(A)
                                                                                            --------------------
                                                                                               2016       2015
                                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   48,032  $  9,104
  Net realized gain (loss) on investments..................................................      2,454      (666)
  Net change in unrealized appreciation (depreciation) of investments......................    (28,132)  (19,081)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from operations..........................     22,354   (10,643)
                                                                                            ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,002,730   324,898
  Transfers between Variable Investment Options including guaranteed interest account, net.    942,986   366,014
  Redemptions for contract benefits and terminations.......................................    (42,015)   (2,178)
  Contract maintenance charges.............................................................     (1,065)      (79)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,902,636   688,655
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         58        13
                                                                                            ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,925,048   678,025
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................    678,025        --
                                                                                            ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,603,073  $678,025
                                                                                            ==========  ========

                                                                                              AXA/FRANKLIN BALANCED
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,066,694  $   965,712
  Net realized gain (loss) on investments..................................................   2,655,769    3,707,923
  Net change in unrealized appreciation (depreciation) of investments......................   3,818,072   (8,637,323)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   7,540,535   (3,963,688)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,739,813    8,319,332
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,750,707)    (706,877)
  Redemptions for contract benefits and terminations.......................................  (8,328,701)  (8,684,795)
  Contract maintenance charges.............................................................     (67,446)     (64,860)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (5,407,041)  (1,137,200)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,133,494   (5,100,888)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  87,442,450   92,543,338
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $89,575,944  $87,442,450
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               AXA/FRANKLIN SMALL
                                                                                                CAP VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (149,710) $  (184,103)
  Net realized gain (loss) on investments..................................................   1,091,158    1,265,164
  Net change in unrealized appreciation (depreciation) of investments......................   2,756,567   (2,444,955)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,698,015   (1,363,894)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,378,550    1,469,212
  Transfers between Variable Investment Options including guaranteed interest account, net.    (207,689)  (1,171,446)
  Redemptions for contract benefits and terminations.......................................  (1,504,254)  (1,586,531)
  Contract maintenance charges.............................................................     (10,886)     (10,921)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (344,279)  (1,299,686)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         355           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,354,091   (2,663,580)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  16,277,062   18,940,642
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,631,153  $16,277,062
                                                                                            ===========  ===========

                                                                                                  AXA/FRANKLIN
                                                                                              TEMPLETON ALLOCATION
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   249,099  $   (23,602)
  Net realized gain (loss) on investments..................................................   3,329,666    3,781,494
  Net change in unrealized appreciation (depreciation) of investments......................   1,705,534   (6,678,966)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   5,284,299   (2,921,074)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,139,590    7,294,151
  Transfers between Variable Investment Options including guaranteed interest account, net.  (5,263,824)    (414,645)
  Redemptions for contract benefits and terminations.......................................  (5,735,852)  (6,701,177)
  Contract maintenance charges.............................................................     (69,963)     (67,829)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (4,930,049)     110,500
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     354,250   (2,810,574)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  69,225,031   72,035,605
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $69,579,281  $69,225,031
                                                                                            ===========  ===========

                                                                                            AXA/HORIZON SMALL
                                                                                              CAP VALUE*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,911  $   166
  Net realized gain (loss) on investments..................................................   15,072    2,775
  Net change in unrealized appreciation (depreciation) of investments......................   19,517   (6,704)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................   38,500   (3,763)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   94,144   17,051
  Transfers between Variable Investment Options including guaranteed interest account, net.  100,491   63,286
  Redemptions for contract benefits and terminations.......................................   (2,849)    (215)
  Contract maintenance charges.............................................................      (85)       1
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  191,701   80,123
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        6       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  230,207   76,360
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   76,360       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $306,567  $76,360
                                                                                            ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015



                                                                                               AXA/JANUS ENTERPRISE*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,132,510) $ (3,572,673)
  Net realized gain (loss) on investments..................................................   (1,463,166)   10,707,601
  Net change in unrealized appreciation (depreciation) of investments......................   (9,818,837)  (25,966,899)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (14,414,513)  (18,831,971)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   26,896,240    30,917,675
  Transfers between Variable Investment Options including guaranteed interest account, net.  (21,136,293)  (12,211,968)
  Redemptions for contract benefits and terminations.......................................  (16,055,984)  (17,787,202)
  Contract maintenance charges.............................................................     (183,507)     (199,586)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (10,479,544)      718,919
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        2,600         2,000
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,891,457)  (18,111,052)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  269,875,460   287,986,512
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $244,984,003  $269,875,460
                                                                                            ============  ============

                                                                                                AXA/LOOMIS SAYLES
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (461,193) $  (496,377)
  Net realized gain (loss) on investments..................................................     761,998      453,035
  Net change in unrealized appreciation (depreciation) of investments......................   2,268,691    4,126,754
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,569,496    4,083,412
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,206,998    2,325,174
  Transfers between Variable Investment Options including guaranteed interest account, net.  12,491,654      742,871
  Redemptions for contract benefits and terminations.......................................  (4,182,396)  (3,158,598)
  Contract maintenance charges.............................................................     (23,725)     (23,535)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  12,492,531     (114,088)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  15,062,027    3,969,324
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  45,981,856   42,012,532
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $61,043,883  $45,981,856
                                                                                            ===========  ===========

                                                                                              AXA/MUTUAL LARGE CAP
                                                                                                 EQUITY MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   235,792  $   143,567
  Net realized gain (loss) on investments..................................................   1,508,455    1,994,854
  Net change in unrealized appreciation (depreciation) of investments......................   1,119,115   (3,109,126)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,863,362     (970,705)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,579,317    1,433,292
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,156,144)  (1,284,297)
  Redemptions for contract benefits and terminations.......................................  (2,186,836)  (3,022,088)
  Contract maintenance charges.............................................................     (31,906)     (32,737)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,795,569)  (2,905,830)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,067,793   (3,876,535)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,867,071   29,743,606
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,934,864  $25,867,071
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                            AXA/PACIFIC GLOBAL
                                                                                            SMALL CAP VALUE*(A)
                                                                                            ------------------
                                                                                              2016      2015
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    316  $   (169)
  Net realized gain (loss) on investments..................................................   (4,776)    1,654
  Net change in unrealized appreciation (depreciation) of investments......................   75,111   (16,914)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................   70,651   (15,429)
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  143,698    51,040
  Transfers between Variable Investment Options including guaranteed interest account, net.   76,932    86,057
  Redemptions for contract benefits and terminations.......................................   (8,180)     (569)
  Contract maintenance charges.............................................................     (120)       (1)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  212,330   136,527
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  282,981   121,098
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  121,098        --
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $404,079  $121,098
                                                                                            ========  ========

                                                                                              AXA/TEMPLETON GLOBAL
                                                                                                 EQUITY MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (244,034) $  (594,157)
  Net realized gain (loss) on investments..................................................   1,766,506    2,149,212
  Net change in unrealized appreciation (depreciation) of investments......................     108,094   (3,310,914)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,630,566   (1,755,859)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,335,511    4,685,861
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,849,661)  (1,203,492)
  Redemptions for contract benefits and terminations.......................................  (3,298,340)  (4,134,932)
  Contract maintenance charges.............................................................     (48,003)     (49,148)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,860,493)    (701,711)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (229,927)  (2,457,570)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  44,180,968   46,638,538
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $43,951,041  $44,180,968
                                                                                            ===========  ===========

                                                                                               CHARTER/SM/
                                                                                              INTERNATIONAL
                                                                                              MODERATE*(A)
                                                                                            ----------------
                                                                                              2016     2015
                                                                                            -------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   976  $   225
  Net realized gain (loss) on investments..................................................       2        6
  Net change in unrealized appreciation (depreciation) of investments......................     113     (972)
                                                                                            -------  -------

  Net increase (decrease) in net assets resulting from operations..........................   1,091     (741)
                                                                                            -------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  18,719    4,555
  Transfers between Variable Investment Options including guaranteed interest account, net.   7,902   19,198
  Redemptions for contract benefits and terminations.......................................    (180)      --
  Contract maintenance charges.............................................................     (20)      --
                                                                                            -------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  26,421   23,753
                                                                                            -------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  27,512   23,012
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  23,012       --
                                                                                            -------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $50,524  $23,012
                                                                                            =======  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                CHARTER/SM/ MULTI-
                                                                                                   SECTOR BOND*
                                                                                            -------------------------
                                                                                                2016         2015
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   631,698  $    250,496
  Net realized gain (loss) on investments..................................................  (1,564,937)   (1,913,717)
  Net change in unrealized appreciation (depreciation) of investments......................   2,469,760      (117,237)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   1,536,521    (1,780,458)
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,285,199     6,642,234
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,409,676)   (4,038,712)
  Redemptions for contract benefits and terminations.......................................  (8,967,127)   (8,781,242)
  Contract maintenance charges.............................................................     (75,050)      (76,209)
  Adjustments to net assets allocated to contracts in payout period........................      27,761        25,629
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (6,138,893)   (6,228,300)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........     (27,768)      (25,629)
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,630,140)   (8,034,387)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  92,099,429   100,133,816
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $87,469,289  $ 92,099,429
                                                                                            ===========  ============

                                                                                             CHARTER/SM/ REAL
                                                                                                ASSETS*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,034  $    88
  Net realized gain (loss) on investments..................................................    3,636       (8)
  Net change in unrealized appreciation (depreciation) of investments......................   (1,205)    (504)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................    4,465     (424)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   82,278    8,312
  Transfers between Variable Investment Options including guaranteed interest account, net.   73,289    4,763
  Redemptions for contract benefits and terminations.......................................   (2,464)      --
  Contract maintenance charges.............................................................      (54)      (3)
  Adjustments to net assets allocated to contracts in payout period........................       --       --
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  153,049   13,072
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       --       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  157,514   12,648
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   12,648       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $170,162  $12,648
                                                                                            ========  =======

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (505,041) $  (471,293)
  Net realized gain (loss) on investments..................................................   2,762,754    3,020,979
  Net change in unrealized appreciation (depreciation) of investments......................     723,263   (5,664,334)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,980,976   (3,114,648)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,082,419    2,291,601
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,269,641)  (2,906,946)
  Redemptions for contract benefits and terminations.......................................  (2,880,895)  (2,939,304)
  Contract maintenance charges.............................................................     (25,422)     (29,474)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (3,093,539)  (3,584,123)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (223)         (43)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (112,786)  (6,698,814)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  40,574,884   47,273,698
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $40,462,098  $40,574,884
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               CHARTER/SM/ SMALL CAP
                                                                                                      VALUE*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     68,588  $   (878,305)
  Net realized gain (loss) on investments..................................................    4,799,198     6,738,494
  Net change in unrealized appreciation (depreciation) of investments......................   17,950,301   (23,006,772)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   22,818,087   (17,146,583)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,825,599     5,465,980
  Transfers between Variable Investment Options including guaranteed interest account, net.   (4,923,135)   (4,283,222)
  Redemptions for contract benefits and terminations.......................................   (7,151,601)   (8,493,586)
  Contract maintenance charges.............................................................      (68,267)      (77,745)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (7,317,404)   (7,388,573)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       (1,159)         (182)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   15,499,524   (24,535,338)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  101,915,691   126,451,029
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $117,415,215  $101,915,691
                                                                                            ============  ============

                                                                                                EQ/BLACKROCK BASIC
                                                                                                   VALUE EQUITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,840,230  $    259,500
  Net realized gain (loss) on investments..................................................   38,634,294    41,625,785
  Net change in unrealized appreciation (depreciation) of investments......................   67,078,776   (92,720,310)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  107,553,300   (50,835,025)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   63,162,316    64,710,481
  Transfers between Variable Investment Options including guaranteed interest account, net.  (14,207,342)  (10,864,601)
  Redemptions for contract benefits and terminations.......................................  (45,578,112)  (46,952,926)
  Contract maintenance charges.............................................................     (469,659)     (446,552)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    2,907,203     6,446,402
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        5,397            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  110,465,900   (44,388,623)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  648,719,037   693,107,660
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $759,184,937  $648,719,037
                                                                                            ============  ============

                                                                                                EQ/BOSTON ADVISORS
                                                                                                  EQUITY INCOME*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    755,429  $    336,187
  Net realized gain (loss) on investments..................................................   11,954,027    12,348,527
  Net change in unrealized appreciation (depreciation) of investments......................   (1,395,672)  (15,836,124)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   11,313,784    (3,151,410)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,866,088     9,061,189
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,387,762)   (5,323,577)
  Redemptions for contract benefits and terminations.......................................   (7,213,707)   (7,613,143)
  Contract maintenance charges.............................................................      (69,151)      (72,275)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (5,804,532)   (3,947,806)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    5,509,252    (7,099,216)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  102,243,891   109,343,107
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $107,753,143  $102,243,891
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                EQ/CAPITAL GUARDIAN
                                                                                                     RESEARCH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (800,291) $ (1,474,037)
  Net realized gain (loss) on investments..................................................   13,814,289    12,347,754
  Net change in unrealized appreciation (depreciation) of investments......................      (11,038)   (9,351,491)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   13,002,960     1,522,226
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,269,130     8,740,076
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,868,030)   (2,267,042)
  Redemptions for contract benefits and terminations.......................................  (13,837,797)  (17,467,136)
  Contract maintenance charges.............................................................      (86,195)      (93,392)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (12,522,892)  (11,087,494)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (5)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................      480,063    (9,565,268)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  193,621,226   203,186,494
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $194,101,289  $193,621,226
                                                                                            ============  ============

                                                                                                EQ/COMMON STOCK INDEX*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,328,931  $    4,473,239
  Net realized gain (loss) on investments..................................................    102,074,741      85,439,268
  Net change in unrealized appreciation (depreciation) of investments......................    102,914,685    (115,492,007)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    213,318,357     (25,579,500)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     49,530,483      49,488,360
  Transfers between Variable Investment Options including guaranteed interest account, net.    (61,066,678)    (43,588,585)
  Redemptions for contract benefits and terminations.......................................   (170,287,628)   (189,106,451)
  Contract maintenance charges.............................................................     (1,132,370)     (1,195,020)
  Adjustments to net assets allocated to contracts in payout period........................        424,208       2,093,320
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (182,531,985)   (182,308,376)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........      1,654,388        (537,781)
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     32,440,760    (208,425,657)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,179,665,938   2,388,091,595
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,212,106,698  $2,179,665,938
                                                                                            ==============  ==============

                                                                                                EQ/CORE BOND INDEX*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    315,453  $    278,703
  Net realized gain (loss) on investments..................................................      380,375       705,091
  Net change in unrealized appreciation (depreciation) of investments......................     (608,724)   (1,890,312)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................       87,104      (906,518)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,734,212    11,550,867
  Transfers between Variable Investment Options including guaranteed interest account, net.      623,560      (542,198)
  Redemptions for contract benefits and terminations.......................................   (9,953,669)  (10,326,043)
  Contract maintenance charges.............................................................      (98,153)      (94,414)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    3,305,950       588,212
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    3,393,054      (318,306)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  110,941,196   111,259,502
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $114,334,250  $110,941,196
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                              EQ/EMERGING MARKETS
                                                                                                 EQUITY PLUS*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (16,402) $  (19,998)
  Net realized gain (loss) on investments..................................................   (414,549)   (126,246)
  Net change in unrealized appreciation (depreciation) of investments......................    769,817    (714,681)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    338,866    (860,925)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,214,285   1,083,934
  Transfers between Variable Investment Options including guaranteed interest account, net.    469,514     885,455
  Redemptions for contract benefits and terminations.......................................   (250,037)   (142,265)
  Contract maintenance charges.............................................................     (4,596)     (2,805)
  Adjustments to net assets allocated to contracts in payout period........................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,429,166   1,824,319
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,768,032     963,394
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,973,731   3,010,337
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,741,763  $3,973,731
                                                                                            ==========  ==========

                                                                                                 EQ/EQUITY 500 INDEX*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    4,790,582  $    4,019,492
  Net realized gain (loss) on investments..................................................     73,391,059      87,531,886
  Net change in unrealized appreciation (depreciation) of investments......................     39,258,111     (96,695,840)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    117,439,752      (5,144,462)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    101,906,147      85,625,814
  Transfers between Variable Investment Options including guaranteed interest account, net.     12,115,510      10,670,302
  Redemptions for contract benefits and terminations.......................................    (80,957,185)    (79,507,903)
  Contract maintenance charges.............................................................       (749,331)       (681,682)
  Adjustments to net assets allocated to contracts in payout period........................         86,745         252,283
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........     32,401,886      16,358,814
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (86,736)       (252,276)
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    149,754,902      10,962,076
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,173,146,319   1,162,184,243
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,322,901,221  $1,173,146,319
                                                                                            ==============  ==============

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (220,571) $  (243,119)
  Net realized gain (loss) on investments..................................................     987,076      964,222
  Net change in unrealized appreciation (depreciation) of investments......................     308,535     (463,134)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,075,040      257,969
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,064,373    1,036,754
  Transfers between Variable Investment Options including guaranteed interest account, net.    (750,666)  (1,353,467)
  Redemptions for contract benefits and terminations.......................................  (2,002,083)  (1,840,522)
  Contract maintenance charges.............................................................     (10,675)     (11,071)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,699,051)  (2,168,306)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (624,011)  (1,910,337)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  18,287,941   20,198,278
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,663,930  $18,287,941
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                   EQ/GAMCO SMALL
                                                                                                   COMPANY VALUE*
                                                                                            ---------------------------
                                                                                                2016           2015
                                                                                            ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (5,539,769) $  (5,243,514)
  Net realized gain (loss) on investments..................................................   56,394,150     67,497,881
  Net change in unrealized appreciation (depreciation) of investments......................  103,963,040   (112,808,601)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................  154,817,421    (50,554,234)
                                                                                            ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   88,897,360     82,919,927
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,998,897)   (12,674,569)
  Redemptions for contract benefits and terminations.......................................  (46,016,057)   (44,651,020)
  Contract maintenance charges.............................................................     (548,498)      (491,495)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   31,333,908     25,102,843
                                                                                            ------------  -------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           11             --
                                                                                            ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  186,151,340    (25,451,391)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  692,319,810    717,771,201
                                                                                            ------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $878,471,150  $ 692,319,810
                                                                                            ============  =============

                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   332,329  $  (782,557)
  Net realized gain (loss) on investments..................................................  (1,210,371)  (2,147,557)
  Net change in unrealized appreciation (depreciation) of investments......................     753,218     (389,243)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (124,824)  (3,319,357)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,644,690    4,987,374
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,839,173)  (4,948,953)
  Redemptions for contract benefits and terminations.......................................  (6,063,817)  (6,506,841)
  Contract maintenance charges.............................................................     (41,369)     (44,094)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (5,299,669)  (6,512,514)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,424,493)  (9,831,871)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  59,634,025   69,465,896
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $54,209,532  $59,634,025
                                                                                            ===========  ===========

                                                                                              EQ/HIGH YIELD BOND*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  337,304  $  267,123
  Net realized gain (loss) on investments..................................................   (149,226)    (56,902)
  Net change in unrealized appreciation (depreciation) of investments......................    482,474    (487,333)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    670,552    (277,112)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,623,668   1,708,246
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,237,578   1,126,101
  Redemptions for contract benefits and terminations.......................................   (406,544)   (281,070)
  Contract maintenance charges.............................................................     (8,060)     (4,250)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  2,446,642   2,549,027
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........      1,931         100
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  3,119,125   2,272,015
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,403,523   3,131,508
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $8,522,648  $5,403,523
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2016         2015         2016          2015          2016          2015
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (361,320) $  (439,502) $  4,811,449  $  3,953,474  $  1,310,930  $  1,006,144
 Net realized gain (loss) on investments     430,043      422,761    (6,060,733)     (740,269)      849,284     5,472,205
 Net change in unrealized appreciation
   (depreciation) of investments........    (533,189)    (494,052)    3,831,903   (15,496,968)   14,060,961   (15,426,357)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (464,466)    (510,793)    2,582,619   (12,283,763)   16,221,175    (8,948,008)
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,489,852    2,933,022    18,471,915    20,088,999     7,604,816     9,092,232
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     689,166   (1,600,287)  (10,681,502)   (6,072,012)   (8,082,807)   (6,165,363)
 Redemptions for contract benefits and
   terminations.........................  (6,123,675)  (6,446,816)  (26,843,305)  (30,975,084)   (8,139,653)   (9,827,346)
 Contract maintenance charges...........     (47,005)     (50,282)     (225,153)     (256,562)      (57,206)      (59,924)
 Adjustments to net assets allocated to
   contracts in payout period...........      66,912       49,201        22,525       119,146            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,924,750)  (5,115,162)  (19,255,520)  (17,095,513)   (8,674,850)   (6,960,401)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (70,313)     (53,280)      (16,135)     (119,142)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (2,459,529)  (5,679,235)  (16,689,036)  (29,498,418)    7,546,325   (15,908,409)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  60,771,089   66,450,324   362,666,704   392,165,122   109,974,344   125,882,753
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $58,311,560  $60,771,089  $345,977,668  $362,666,704  $117,520,669  $109,974,344
                                         ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                             EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH         EQ/LARGE CAP VALUE
                                              OPPORTUNITIES*                 INDEX*                      INDEX*
                                         ------------------------  --------------------------  -------------------------
                                             2016         2015         2016          2015          2016         2015
                                         -----------  -----------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (154,232) $  (403,102) $   (475,645) $   (790,872) $   587,198  $    442,542
 Net realized gain (loss) on investments   5,727,773    6,266,035    20,170,085    32,999,372    6,140,404     6,611,938
 Net change in unrealized appreciation
   (depreciation) of investments........   9,397,815   (8,340,830)   (9,656,940)  (25,537,911)   3,114,645   (10,773,126)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  14,971,356   (2,477,897)   10,037,500     6,670,589    9,842,247    (3,718,646)
                                         -----------  -----------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   7,890,189    5,829,862    18,307,834    15,905,738    8,010,676     7,591,262
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   5,594,729    5,749,968     1,357,895     2,630,363    2,311,621       667,077
 Redemptions for contract benefits and
   terminations.........................  (5,869,953)  (5,653,474)  (13,966,806)  (14,096,284)  (5,256,586)   (4,756,715)
 Contract maintenance charges...........     (48,520)     (43,579)     (152,731)     (135,095)     (57,105)      (47,993)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,566,445    5,882,777     5,546,192     4,304,722    5,008,606     3,453,631
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --            --            --           (5)           --
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  22,537,801    3,404,880    15,583,692    10,975,311   14,850,848      (265,015)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  69,695,470   66,290,590   198,425,936   187,450,625   63,568,655    63,833,670
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $92,233,271  $69,695,470  $214,009,628  $198,425,936  $78,419,503  $ 63,568,655
                                         ===========  ===========  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                            EQ/MFS INTERNATIONAL
                                                  GROWTH*                EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                         -------------------------  --------------------------  --------------------------
                                             2016          2015         2016          2015          2016          2015
                                         ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (233,407) $  (643,775) $   (668,401) $ (1,904,927) $   (871,203) $   (868,712)
 Net realized gain (loss) on investments    1,571,869    3,140,165    61,992,412    35,250,818        (3,521)       (2,573)
 Net change in unrealized appreciation
   (depreciation) of investments........     (581,895)  (3,691,922)   24,482,729   (52,701,957)        3,512         1,702
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............      756,567   (1,195,532)   85,806,740   (19,356,066)     (871,212)     (869,583)
                                         ------------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,157,235   12,984,603    46,338,609    39,579,345    58,065,847    36,872,946
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,482,577)    (424,711)    7,067,368     1,634,122   (37,476,937)  (20,712,091)
 Redemptions for contract benefits and
   terminations.........................   (6,722,964)  (7,254,421)  (29,508,770)  (31,609,338)  (15,381,680)  (17,689,481)
 Contract maintenance charges...........      (86,053)     (71,904)     (300,546)     (277,171)      (98,441)      (96,085)
 Adjustments to net assets allocated to
   contracts in payout period...........           --           --            --            --        25,921         5,451
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    5,865,641    5,233,567    23,596,661     9,326,958     5,134,710    (1,619,260)
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --             4            --         1,161       267,035
                                         ------------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    6,622,208    4,038,035   109,403,405   (10,029,108)    4,264,659    (2,221,808)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   97,854,767   93,816,732   453,039,595   463,068,703    72,549,078    74,770,886
                                         ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $104,476,975  $97,854,767  $562,443,000  $453,039,595  $ 76,813,737  $ 72,549,078
                                         ============  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                               EQ/OPPENHEIMER          EQ/PIMCO GLOBAL REAL      EQ/PIMCO ULTRA SHORT
                                                   GLOBAL*                    RETURN*                    BOND*
                                         --------------------------  ------------------------  ------------------------
                                             2016          2015          2016         2015         2016         2015
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (500,699) $ (1,148,220) $   949,997  $    46,519  $  (219,996) $  (728,878)
 Net realized gain (loss) on investments    6,045,869     5,905,110      (24,174)     (36,101)    (239,245)    (265,829)
 Net change in unrealized appreciation
   (depreciation) of investments........   (6,595,912)   (3,494,544)     658,446     (631,101)   1,073,991     (425,701)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   (1,050,742)    1,262,346    1,584,269     (620,683)     614,750   (1,420,408)
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   17,018,069    17,124,113    4,582,640    4,617,229    7,043,519    7,686,433
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,946,456)    7,746,048    3,048,011    4,994,635   (3,858,865)  (6,180,056)
 Redemptions for contract benefits and
   terminations.........................   (6,968,286)   (6,575,846)  (1,406,350)  (1,208,539)  (9,066,414)  (9,446,897)
 Contract maintenance charges...........      (89,776)      (74,219)     (14,635)      (7,238)     (65,495)     (70,823)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    3,013,551    18,220,096    6,209,666    8,396,087   (5,947,255)  (8,011,343)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        2,552            --        3,788          550           --           --
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    1,965,361    19,482,442    7,797,723    7,775,954   (5,332,505)  (9,431,751)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  121,247,181   101,764,739   17,167,702    9,391,748   89,088,892   98,520,643
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $123,212,542  $121,247,181  $24,965,425  $17,167,702  $83,756,387  $89,088,892
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                         EQ/SMALL COMPANY            EQ/T. ROWE PRICE
                                           EQ/QUALITY BOND PLUS*              INDEX*                   GROWTH STOCK*
                                         -------------------------  --------------------------  --------------------------
                                             2016         2015          2016          2015          2016          2015
                                         -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (130,609) $   (219,887) $   (237,653) $   (841,150) $ (5,076,071) $ (4,725,540)
 Net realized gain (loss) on investments    (634,592)   (1,164,272)   17,485,560    28,809,197    38,060,834    40,026,432
 Net change in unrealized appreciation
   (depreciation) of investments........     783,424       423,993    27,173,803   (42,226,883)  (31,138,767)   (4,870,953)
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............      18,223      (960,166)   44,421,710   (14,258,836)    1,845,996    30,429,939
                                         -----------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,977,220     5,752,282    18,567,163    18,533,378    51,434,654    44,051,958
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (3,497,429)   (3,121,809)   (4,361,688)   (2,766,212)  (10,768,985)   21,168,551
 Redemptions for contract benefits and
   terminations.........................  (8,185,942)  (10,493,251)  (16,561,168)  (17,440,963)  (24,074,425)  (23,353,280)
 Contract maintenance charges...........     (70,063)      (74,440)     (139,976)     (139,080)     (281,652)     (246,492)
 Adjustments to net assets allocated to
   contracts in payout period...........      45,296        29,858            --            --            --            --
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (6,730,918)   (7,907,360)   (2,495,669)   (1,812,877)   16,309,592    41,620,737
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (45,300)      (29,856)           --            --         4,226            --
                                         -----------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (6,757,995)   (8,897,382)   41,926,041   (16,071,713)   18,159,814    72,050,676
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  91,784,345   100,681,727   235,677,865   251,749,578   409,323,163   337,272,487
                                         -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $85,026,350  $ 91,784,345  $277,603,906  $235,677,865  $427,482,977  $409,323,163
                                         ===========  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              EQ/UBS GROWTH &            FIDELITY(R) VIP        FIDELITY(R) VIP EQUITY-
                                                  INCOME*            CONTRAFUND(R) PORTFOLIO       INCOME PORTFOLIO
                                         ------------------------  --------------------------  ------------------------
                                             2016         2015         2016          2015          2016         2015
                                         -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (143,950) $  (238,513) $ (1,904,210) $ (1,197,847) $   107,336  $   153,229
 Net realized gain (loss) on investments   1,042,000    8,737,582    34,016,159    37,951,760      402,630      671,619
 Net change in unrealized appreciation
   (depreciation) of investments........   1,820,383   (9,518,935)  (10,763,335)  (39,725,673)     883,718   (1,243,571)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,718,433   (1,019,866)   21,348,614    (2,971,760)   1,393,684     (418,723)
                                         -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,777,997    3,590,295    47,132,714    47,939,386    1,918,940    1,884,510
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (3,456,281)   2,660,171   (12,762,434)    6,309,811     (385,992)      41,810
 Redemptions for contract benefits and
   terminations.........................  (2,164,407)  (2,569,826)  (17,538,627)  (16,056,966)    (269,948)    (270,749)
 Contract maintenance charges...........     (17,307)     (16,209)     (230,983)     (200,030)     (11,836)     (10,256)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (2,859,998)   3,664,431    16,600,670    37,992,201    1,251,164    1,645,315
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --             7            --           --           --
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (141,565)   2,644,565    37,949,291    35,020,441    2,644,848    1,226,592
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,305,756   31,661,191   311,229,563   276,209,122    7,682,971    6,456,379
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $34,164,191  $34,305,756  $349,178,854  $311,229,563  $10,327,819  $ 7,682,971
                                         ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                          FIDELITY(R) VIP MID CAP    GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                 PORTFOLIO              CAP VALUE FUND             DIVIDEND FUND
                                         ------------------------  ------------------------  ------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (282,548) $  (245,959) $   (21,564) $  (499,763) $    47,215  $    58,464
 Net realized gain (loss) on investments   1,693,003    3,146,169   (2,455,772)   3,423,573      458,318      263,278
 Net change in unrealized appreciation
   (depreciation) of investments........   2,344,778   (3,847,222)   7,871,195   (8,024,624)   1,953,459     (317,793)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   3,755,233     (947,012)   5,393,859   (5,100,814)   2,458,992        3,949
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,931,762    7,761,018    6,318,041    8,768,698    9,766,088    3,884,549
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,238,277)      83,529   (2,480,052)   3,076,893    5,133,054    1,342,954
 Redemptions for contract benefits and
   terminations.........................  (1,161,720)    (742,314)  (2,532,773)  (2,557,188)    (614,297)    (317,047)
 Contract maintenance charges...........     (49,829)     (40,699)     (29,878)     (24,871)     (18,376)      (9,685)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,481,936    7,061,534    1,275,338    9,263,532   14,266,469    4,900,771
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       2,500           --        2,500        2,723           --          297
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  10,239,669    6,114,522    6,671,697    4,165,441   16,725,461    4,905,017
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  29,387,656   23,273,134   43,663,799   39,498,358   12,045,816    7,140,799
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $39,627,325  $29,387,656  $50,335,496  $43,663,799  $28,771,277  $12,045,816
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                   INVESCO V.I.
                                            INVESCO V.I. GLOBAL     INVESCO V.I. HIGH YIELD    INTERNATIONAL GROWTH
                                             REAL ESTATE FUND                FUND                      FUND
                                         ------------------------  ------------------------  ------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   177,063  $ 1,523,832  $   890,815  $ 1,183,691  $    (6,006) $    64,491
 Net realized gain (loss) on investments   2,042,705    1,497,503     (599,622)    (172,560)     859,215    1,530,461
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,989,877)  (5,461,569)   2,465,213   (2,442,785)  (1,939,378)  (3,849,938)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     229,891   (2,440,234)   2,756,406   (1,431,654)  (1,086,169)  (2,254,986)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,485,139   12,327,066    5,130,053    5,873,041   10,276,924   10,472,530
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (550,730)   2,462,046      181,090    1,647,113    1,766,455    5,036,915
 Redemptions for contract benefits and
   terminations.........................  (4,632,706)  (4,131,122)  (2,347,050)  (2,031,491)  (3,078,945)  (2,853,488)
 Contract maintenance charges...........     (44,535)     (36,850)     (24,144)     (19,621)     (42,040)     (34,927)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,257,168   10,621,140    2,939,949    5,469,042    8,922,394   12,621,030
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --          550           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   6,487,059    8,180,906    5,696,355    4,037,938    7,836,225   10,366,044
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  71,366,028   63,185,122   28,354,604   24,316,666   53,287,409   42,921,365
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $77,853,087  $71,366,028  $34,050,959  $28,354,604  $61,123,634  $53,287,409
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                           INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                             CORE EQUITY FUND            EQUITY FUND              IVY VIP ENERGY
                                         ------------------------  -----------------------  -------------------------
                                             2016         2015        2016         2015         2016         2015
                                         -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (205,256) $  (172,432) $ (108,263) $  (108,585) $  (523,834) $   (516,957)
 Net realized gain (loss) on investments   1,098,650    1,784,925     125,477    2,103,669   (5,289,644)   (2,525,988)
 Net change in unrealized appreciation
   (depreciation) of investments........     983,259   (2,446,859)    858,738   (2,652,694)  20,239,395    (8,233,216)
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,876,653     (834,366)    875,952     (657,610)  14,425,917   (11,276,161)
                                         -----------  -----------  ----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,315,263    2,353,924   1,108,008    1,188,267    7,477,625     7,574,948
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     452,696       38,125    (405,822)     812,360    1,987,076     4,733,418
 Redemptions for contract benefits and
   terminations.........................  (1,077,316)  (1,336,369)   (770,586)    (492,024)  (2,802,208)   (2,628,948)
 Contract maintenance charges...........     (10,440)      (8,854)     (5,223)      (4,517)     (28,969)      (23,625)
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,680,203    1,046,826     (73,623)   1,504,086    6,633,524     9,655,793
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --          --           --        4,349         1,653
                                         -----------  -----------  ----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,556,856      212,460     802,329      846,476   21,063,790    (1,618,715)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  14,796,134   14,583,674   8,734,918    7,888,442   39,274,864    40,893,579
                                         -----------  -----------  ----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,352,990  $14,796,134  $9,537,247  $ 8,734,918  $60,338,654  $ 39,274,864
                                         ===========  ===========  ==========  ===========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                     IVY VIP SMALL CAP
                                             IVY VIP HIGH INCOME       IVY VIP MID CAP GROWTH             GROWTH
                                         --------------------------  --------------------------  ------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 10,558,587  $  8,349,642  $ (1,188,954) $ (1,096,652) $  (240,321) $  (205,401)
 Net realized gain (loss) on investments   (5,014,402)    1,122,995     4,869,005     9,315,956     (223,749)   1,525,029
 Net change in unrealized appreciation
   (depreciation) of investments........   18,813,995   (23,098,017)    1,015,950   (14,731,440)     883,873   (2,184,198)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   24,358,180   (13,625,380)    4,696,001    (6,512,136)     419,803     (864,570)
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   27,384,324    30,707,129    14,722,453    14,498,092    3,378,547    3,013,749
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,405,265)   (5,626,112)    1,918,491     6,617,966   (2,978,916)   7,970,625
 Redemptions for contract benefits and
   terminations.........................  (13,048,919)  (13,335,988)   (5,649,050)   (5,441,694)  (1,323,748)  (1,153,386)
 Contract maintenance charges...........     (123,209)     (104,749)      (64,408)      (52,809)     (14,371)      (9,523)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    7,806,931    11,640,280    10,927,486    15,621,555     (938,488)   9,821,465
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          740         1,615            --            --           (5)          --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   32,165,851    (1,983,485)   15,623,487     9,109,419     (518,690)   8,956,895
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  162,880,852   164,864,337    88,710,649    79,601,230   19,871,368   10,914,473
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $195,046,703  $162,880,852  $104,334,136  $ 88,710,649  $19,352,678  $19,871,368
                                         ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              LAZARD RETIREMENT
                                              EMERGING MARKETS          MFS(R) INTERNATIONAL      MFS(R) INVESTORS TRUST
                                              EQUITY PORTFOLIO             VALUE PORTFOLIO                SERIES
                                         --------------------------  --------------------------  ------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (194,395) $    (41,870) $   (156,728) $  1,181,495  $   (82,555) $   (67,177)
 Net realized gain (loss) on investments   (7,087,251)   (2,300,228)   13,854,024    10,892,050    1,542,873    1,963,196
 Net change in unrealized appreciation
   (depreciation) of investments........   33,067,003   (29,324,061)   (7,675,455)   (4,081,984)    (580,074)  (2,040,908)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   25,785,357   (31,666,159)    6,021,841     7,991,561      880,244     (144,889)
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   24,392,121    25,735,744    50,700,154    40,238,303    1,387,669    1,384,838
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (2,355,934)    8,474,779    24,028,059    25,836,301     (172,889)    (558,838)
 Redemptions for contract benefits and
   terminations.........................   (8,416,068)   (7,677,811)  (14,546,592)  (11,892,553)    (792,842)    (767,662)
 Contract maintenance charges...........     (110,624)      (94,343)     (194,493)     (137,496)      (7,488)      (7,502)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   13,509,495    26,438,369    59,987,128    54,044,555      414,450       50,836
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --            11         3,275           --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   39,294,852    (5,227,790)   66,008,980    62,039,391    1,294,694      (94,053)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  126,884,845   132,112,635   230,013,509   167,974,118   12,058,482   12,152,535
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $166,179,697  $126,884,845  $296,022,489  $230,013,509  $13,353,176  $12,058,482
                                         ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                           MFS(R) MASSACHUSETTS
                                             INVESTORS GROWTH          MFS(R) TECHNOLOGY
                                           STOCK PORTFOLIO(B)(C)           PORTFOLIO          MFS(R) UTILITIES SERIES
                                         ------------------------  ------------------------  -------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (100,616) $   (51,717) $  (817,480) $  (580,191) $ 2,309,859  $  2,713,584
 Net realized gain (loss) on investments   1,407,781      916,433    5,276,900    5,178,252   (1,950,404)    8,976,591
 Net change in unrealized appreciation
   (depreciation) of investments........    (817,482)  (1,155,150)     311,804     (610,593)   8,141,160   (27,913,715)
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............     489,683     (290,434)   4,771,224    3,987,468    8,500,615   (16,223,540)
                                         -----------  -----------  -----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,978,176    1,116,230   11,430,411    7,999,917   13,162,616    16,241,960
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,402,495   10,230,238    5,785,593    8,249,339   (4,830,518)   (6,118,581)
 Redemptions for contract benefits and
   terminations.........................    (820,888)    (482,609)  (4,698,603)  (3,256,494)  (6,286,201)   (6,702,019)
 Contract maintenance charges...........      (8,381)      (5,631)     (40,683)     (25,370)     (61,286)      (53,059)
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,551,402   10,858,228   12,476,718   12,967,392    1,984,611     3,368,301
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --           --           --         1,598
                                         -----------  -----------  -----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,041,085   10,567,794   17,247,942   16,954,860   10,485,226   (12,853,641)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  10,567,794           --   57,344,737   40,389,877   86,414,399    99,268,040
                                         -----------  -----------  -----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $13,608,879  $10,567,794  $74,592,679  $57,344,737  $96,899,625  $ 86,414,399
                                         ===========  ===========  ===========  ===========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on March 27, 2015.
(c)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                MULTIMANAGER              MULTIMANAGER CORE         MULTIMANAGER MID CAP
                                             AGGRESSIVE EQUITY*                 BOND*                     GROWTH*
                                         --------------------------  --------------------------  -------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,980,267) $ (4,607,875) $  1,035,625  $    863,330  $  (815,213) $ (1,021,770)
 Net realized gain (loss) on investments   29,434,849    27,399,779    (1,253,178)   (1,945,759)     (34,598)    9,508,706
 Net change in unrealized appreciation
   (depreciation) of investments........  (14,510,194)   (3,090,422)    1,933,362      (232,836)   4,322,323   (10,536,292)
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   12,944,388    19,701,482     1,715,809    (1,315,265)   3,472,512    (2,049,356)
                                         ------------  ------------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   10,008,513    10,772,092    10,236,424    11,748,750    2,830,047     3,056,052
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (21,096,825)  (14,078,648)   (4,851,970)   (5,275,040)  (3,829,791)     (851,169)
 Redemptions for contract benefits and
   terminations.........................  (43,799,656)  (50,771,076)  (10,909,949)  (12,759,771)  (5,810,587)   (5,866,247)
 Contract maintenance charges...........     (400,747)     (433,974)      (93,229)      (93,403)     (38,429)      (44,537)
 Adjustments to net assets allocated to
   contracts in payout period...........      103,964        77,632            --            --           --            --
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (55,184,751)  (54,433,974)   (5,618,724)   (6,379,464)  (6,848,760)   (3,705,901)
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       66,153      (107,172)           (4)           --           --            --
                                         ------------  ------------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (42,174,210)  (34,839,664)   (3,902,919)   (7,694,729)  (3,376,248)   (5,755,257)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  598,677,077   633,516,741   120,439,862   128,134,591   72,946,724    78,701,981
                                         ------------  ------------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $556,502,867  $598,677,077  $116,536,943  $120,439,862  $69,570,476  $ 72,946,724
                                         ============  ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                            MULTIMANAGER MID CAP           MULTIMANAGER            OPPENHEIMER MAIN
                                                   VALUE*                   TECHNOLOGY*            STREET FUND(R)/VA
                                         -------------------------  --------------------------  ----------------------
                                             2016         2015          2016          2015         2016        2015
                                         -----------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (131,502) $   (368,846) $ (1,833,255) $ (1,918,749) $   (6,896) $   (9,184)
 Net realized gain (loss) on investments   3,149,915     4,349,016    18,307,549    23,670,376     429,474     443,239
 Net change in unrealized appreciation
   (depreciation) of investments........   5,745,210    (7,860,004)   (6,122,208)  (14,489,931)    (68,519)   (388,538)
                                         -----------  ------------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   8,763,623    (3,879,834)   10,352,086     7,261,696     354,059      45,517
                                         -----------  ------------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,978,905     2,263,689     6,934,821     7,491,951   1,044,219     676,210
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,319,701)   (3,035,988)   (9,781,104)   (3,290,930)    167,475     102,722
 Redemptions for contract benefits and
   terminations.........................  (4,876,964)   (5,807,965)  (11,287,740)  (11,074,402)   (147,655)    (94,451)
 Contract maintenance charges...........     (31,149)      (33,880)      (86,131)      (85,285)     (3,927)     (2,795)
                                         -----------  ------------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,248,909)   (6,614,144)  (14,220,154)   (6,958,666)  1,060,112     681,686
                                         -----------  ------------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,514,714   (10,493,978)   (3,868,068)      303,030   1,414,171     727,203
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  53,687,366    64,181,344   148,779,243   148,476,213   2,773,168   2,045,965
                                         -----------  ------------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $57,202,080  $ 53,687,366  $144,911,175  $148,779,243  $4,187,339  $2,773,168
                                         ===========  ============  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                  PIMCO
                                          COMMODITYREALRETURN(R)         TARGET 2015               TARGET 2025
                                            STRATEGY PORTFOLIO           ALLOCATION*               ALLOCATION*
                                         -----------------------  ------------------------  ------------------------
                                            2016         2015         2016         2015         2016         2015
                                         ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (10,033) $   165,453  $    43,206  $   (25,226) $   149,482  $    14,771
 Net realized gain (loss) on investments   (872,688)    (733,882)     119,579      274,155      665,183    1,513,365
 Net change in unrealized appreciation
   (depreciation) of investments........  1,679,043   (1,141,016)     798,698     (993,286)   2,665,042   (3,332,037)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    796,322   (1,709,445)     961,483     (744,357)   3,479,707   (1,803,901)
                                         ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,445,752    1,630,575    2,483,111    3,055,402    7,527,022    7,436,612
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (154,477)      98,451   (1,373,328)  (1,097,738)  (1,183,865)     422,081
 Redemptions for contract benefits and
   terminations.........................   (257,282)    (211,687)  (2,729,050)  (3,048,775)  (3,359,079)  (3,914,104)
 Contract maintenance charges...........     (6,863)      (6,585)     (12,652)     (13,324)     (45,010)     (43,966)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,027,130    1,510,754   (1,631,919)  (1,104,435)   2,939,068    3,900,623
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         --        1,826           --           --           --           --
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,823,452     (196,865)    (670,436)  (1,848,792)   6,418,775    2,096,722
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,192,221    5,389,086   22,956,812   24,805,604   53,746,972   51,650,250
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $7,015,673  $ 5,192,221  $22,286,376  $22,956,812  $60,165,747  $53,746,972
                                         ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                TARGET 2035               TARGET 2045             TARGET 2055
                                                ALLOCATION*               ALLOCATION*           ALLOCATION*(A)
                                         ------------------------  ------------------------  --------------------
                                             2016         2015         2016         2015        2016       2015
                                         -----------  -----------  -----------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   127,382  $    32,352  $   110,201  $    50,768  $   17,647  $  5,825
 Net realized gain (loss) on investments     547,956    1,713,105      647,109    1,337,737     128,059      (170)
 Net change in unrealized appreciation
   (depreciation) of investments........   3,033,540   (3,456,752)   2,779,050   (2,945,712)     49,879   (19,362)
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in net assets
   resulting from operations............   3,708,878   (1,711,295)   3,536,360   (1,557,207)    195,585   (13,707)
                                         -----------  -----------  -----------  -----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,868,499    7,950,896    8,767,332    7,583,709   1,898,137   366,107
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,040,217)     (76,627)  (1,390,988)   1,122,924     648,210   186,017
 Redemptions for contract benefits and
   terminations.........................  (2,471,705)  (2,319,092)  (1,772,408)  (1,814,246)    (45,742)       --
 Contract maintenance charges...........     (72,353)     (67,887)     (94,460)     (82,560)     (8,725)     (305)
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   5,284,224    5,487,290    5,509,476    6,809,827   2,491,880   551,819
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           4           --           --           --         393         9
                                         -----------  -----------  -----------  -----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS...   8,993,106    3,775,995    9,045,836    5,252,620   2,687,858   538,121
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  51,706,880   47,930,885   43,122,855   37,870,235     538,121        --
                                         -----------  -----------  -----------  -----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD..... $60,699,986  $51,706,880  $52,168,691  $43,122,855  $3,225,979   538,121
                                         ===========  ===========  ===========  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 TEMPLETON GLOBAL          VANECK VIP GLOBAL
                                                                   BOND VIP FUND           HARD ASSETS FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (597,144) $ 2,882,547  $  (184,703) $  (225,645)
 Net realized gain (loss) on investments....................  (2,042,441)    (492,015)  (4,033,398)  (1,223,149)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,796,656   (4,904,619)  11,213,758   (5,869,339)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,157,071   (2,514,087)   6,995,657   (7,318,133)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  12,347,109   13,575,804    2,737,396    2,884,845
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,002,781)    (522,486)   2,521,413    2,573,811
 Redemptions for contract benefits and terminations.........  (2,115,960)  (1,563,290)  (1,683,385)  (1,196,843)
 Contract maintenance charges...............................     (61,241)     (51,633)     (10,905)      (9,746)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   8,167,127   11,438,395    3,564,519    4,252,067
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................       1,900          198           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   9,326,098    8,924,506   10,560,176   (3,066,066)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  47,350,857   38,426,351   15,257,397   18,323,463
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $56,676,955  $47,350,857  $25,817,573  $15,257,397
                                                             ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

The change in units outstanding for the years or periods ended December 31, 2016 and 2015 were as follows:

                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
1290 VT SOCIALLY RESPONSIBLE................................     B          35      (45)      (10)      61      (58)        3

ALL ASSET AGGRESSIVE-ALT 25.................................     B          49      (21)       28       54      (22)       32

1290 VT SOCIALLY RESPONSIBLE................................     B          35      (45)      (10)      61      (58)        3

ALL ASSET GROWTH-ALT 20.....................................     B          76      (63)       13       78      (74)        4

ALL ASSET MODERATE GROWTH-ALT 15............................     B          38      (17)       21       35      (11)       24

AMERICAN CENTURY VP MID CAP VALUE FUND......................  CLASS II     106      (25)       81       71      (15)       56

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/............  CLASS 4      177      (62)      115      174      (57)      117

AXA 400 MANAGED VOLATILITY..................................     B          31      (10)       21       15      (11)        4

AXA 500 MANAGED VOLATILITY..................................     B          53      (36)       17       42      (31)       11

AXA 2000 MANAGED VOLATILITY.................................     B          23      (16)        7       13      (10)        3

AXA AGGRESSIVE ALLOCATION...................................     B         427     (426)        1      472     (419)       53

AXA BALANCED STRATEGY.......................................     A          --       --        --       --       (1)       (1)
AXA BALANCED STRATEGY.......................................     B         168      (90)       78      171      (74)       97

AXA CONSERVATIVE ALLOCATION.................................     B         140     (168)      (28)     178     (220)      (42)

AXA CONSERVATIVE GROWTH STRATEGY............................     B          59      (36)       23       64      (34)       30

AXA CONSERVATIVE STRATEGY...................................     B          29      (16)       13       31      (18)       13

AXA CONSERVATIVE-PLUS ALLOCATION............................     B         215     (240)      (25)     249     (263)      (14)

AXA GLOBAL EQUITY MANAGED VOLATILITY........................     B         117     (249)     (132)     125     (237)     (112)

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................     B         144     (207)      (63)     158     (216)      (58)

AXA INTERNATIONAL MANAGED VOLATILITY........................     B          20      (17)        3       26      (11)       15

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................     B         118     (193)      (75)     131     (204)      (73)

AXA LARGE CAP CORE MANAGED VOLATILITY.......................     B          18      (35)      (17)      24      (40)      (16)

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................     B         151     (354)     (203)     172     (359)     (187)

AXA LARGE CAP VALUE MANAGED VOLATILITY......................     A         220     (580)     (360)     244     (589)     (345)
AXA LARGE CAP VALUE MANAGED VOLATILITY......................     B          23      (90)      (67)      30      (93)      (63)

AXA MID CAP VALUE MANAGED VOLATILITY........................     B         113     (254)     (141)     121     (263)     (142)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
AXA MODERATE ALLOCATION.....................................      A        655    (1,588)    (933)     751    (1,755)   (1,004)
AXA MODERATE ALLOCATION.....................................      B        488      (438)      50      512      (388)      124

AXA MODERATE GROWTH STRATEGY................................      B        134       (46)      88      141       (41)      100

AXA MODERATE-PLUS ALLOCATION................................      B        698      (820)    (122)     732      (798)      (66)

AXA SMARTBETA EQUITY........................................      B          3        --        3        1        (1)       --

AXA/AB DYNAMIC MODERATE GROWTH..............................      B         39       (25)      14       50       (25)       25

1290 VT SOCIALLY RESPONSIBLE................................      B         35       (45)     (10)      61       (58)        3

AXA/AB SMALL CAP GROWTH.....................................      A         57      (125)     (68)      68      (136)      (68)
AXA/AB SMALL CAP GROWTH.....................................      B         50       (48)       2       55       (53)        2

AXA/CLEARBRIDGE LARGE CAP GROWTH............................      B         86      (221)    (135)     129      (218)      (89)

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.................      B         21        (2)      19        8        (1)        7

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................      B         94      (136)     (42)     129      (141)      (12)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............      B         20       (24)      (4)      17       (27)      (10)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........      B         76      (122)     (46)     102      (102)       --

AXA/HORIZON SMALL CAP VALUE.................................      B          2        --        2        1        --         1

AXA/JANUS ENTERPRISE........................................      B        199      (261)     (62)     226      (218)        8

AXA/LOOMIS SAYLES GROWTH....................................      B        122       (59)      63       38       (38)       --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............      B         15       (29)     (14)      14       (36)      (22)

AXA/PACIFIC GLOBAL SMALL CAP VALUE..........................      B          3        --        3        1        --         1

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............      B         50       (68)     (18)      57       (63)       (6)

CHARTER/SM/ MULTI-SECTOR BOND...............................      A         34       (65)     (31)      42       (74)      (32)
CHARTER/SM/ MULTI-SECTOR BOND...............................      B         38       (45)      (7)      40       (46)       (6)

CHARTER/SM/ REAL ASSETS.....................................      B          2        (1)       1       --        --        --

CHARTER/SM/ SMALL CAP GROWTH................................      B         26       (47)     (21)      34       (57)      (23)

CHARTER/SM/ SMALL CAP VALUE.................................      B         32       (67)     (35)      33       (66)      (33)

EQ/BLACKROCK BASIC VALUE EQUITY.............................      B        354      (323)      31      353      (311)       42

EQ/BOSTON ADVISORS EQUITY INCOME............................      B         65      (100)     (35)      74      (100)      (26)

EQ/CAPITAL GUARDIAN RESEARCH................................      B         63      (120)     (57)      88      (135)      (47)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                     2016                        2015
                                                                         ---------------------------  --------------------------
                                                                          UNITS   UNITS       NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED   INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)   (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- --------  ---------- ------- -------- ----------
EQ/COMMON STOCK INDEX.......................................      A          188     (558)    (370)      244     (607)    (363)
EQ/COMMON STOCK INDEX.......................................      B          134     (123)      11       104     (122)     (18)

EQ/CORE BOND INDEX..........................................      B          181     (153)      28       180     (173)       7

EQ/EMERGING MARKETS EQUITY PLUS.............................      B           42      (24)      18        37      (16)      21

EQ/EQUITY 500 INDEX.........................................      A          302     (346)     (44)      303     (350)     (47)
EQ/EQUITY 500 INDEX.........................................      B          511     (218)     293       436     (211)     225

EQ/GAMCO MERGERS AND ACQUISITIONS...........................      B           15      (26)     (11)       17      (31)     (14)

EQ/GAMCO SMALL COMPANY VALUE................................      B          470     (353)     117       448     (355)      93

1290 VT SOCIALLY RESPONSIBLE................................      B           35      (45)     (10)       61      (58)       3

EQ/GLOBAL BOND PLUS.........................................      B           64     (107)     (43)       77     (134)     (57)

EQ/HIGH YIELD BOND..........................................      B           42      (19)      23        39      (14)      25

EQ/INTERMEDIATE GOVERNMENT BOND.............................      A           29      (47)     (18)       27      (47)     (20)
EQ/INTERMEDIATE GOVERNMENT BOND.............................      B           29      (20)       9         9      (22)     (13)

EQ/INTERNATIONAL EQUITY INDEX...............................      A          201     (322)    (121)      217     (329)    (112)
EQ/INTERNATIONAL EQUITY INDEX...............................      B           34      (73)     (39)       57      (66)      (9)

EQ/INVESCO COMSTOCK.........................................      B           69     (126)     (57)       96     (141)     (45)

EQ/JPMORGAN VALUE OPPORTUNITIES.............................      B          114      (69)      45       108      (73)      35

EQ/LARGE CAP GROWTH INDEX...................................      B          275     (235)      40       281     (252)      29

EQ/LARGE CAP VALUE INDEX....................................      B          182     (131)      51       181     (144)      37

EQ/MFS INTERNATIONAL GROWTH.................................      B          137      (99)      38       136     (106)      30

EQ/MID CAP INDEX............................................      B          454     (312)     142       356     (302)      54

EQ/MONEY MARKET.............................................      A       20,980  (20,803)     177    15,536  (15,514)      22
EQ/MONEY MARKET.............................................      B      153,516 (149,689)   3,827    97,822  (96,559)   1,263

EQ/OPPENHEIMER GLOBAL.......................................      B          185     (162)      23       244     (121)     123

EQ/PIMCO GLOBAL REAL RETURN.................................      B          118      (57)      61       138      (50)      88

EQ/PIMCO ULTRA SHORT BOND...................................      A           --       --       --        --       (1)      (1)
EQ/PIMCO ULTRA SHORT BOND...................................      B          105     (164)     (59)      111     (186)     (75)

EQ/QUALITY BOND PLUS........................................      A           28      (61)     (33)       32      (70)     (38)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        2016                        2015
                                                                             --------------------------  ----------------
                                                                              UNITS   UNITS      NET      UNITS   UNITS
                                                                             ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                               SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             --------------- ------- -------- ---------- ------- --------
EQ/QUALITY BOND PLUS........................................        B           28      (34)       (6)      20      (30)

EQ/SMALL COMPANY INDEX......................................        B          141     (148)       (7)     137     (143)

EQ/T. ROWE PRICE GROWTH STOCK...............................        B          458     (367)       91      497     (270)

EQ/UBS GROWTH & INCOME......................................        B           45      (61)      (16)      92      (67)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..................... SERVICE CLASS 2   366     (262)      104      425     (206)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..................... SERVICE CLASS 2    16       (8)        8       15       (4)

FIDELITY(R) VIP MID CAP PORTFOLIO........................... SERVICE CLASS 2    68      (25)       43       61      (18)

GOLDMAN SACHS VIT MID CAP VALUE FUND........................ SERVICE SHARES     66      (61)        5      127      (66)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................    SERIES II      102      (14)       88       40       (8)

INVESCO V.I. GLOBAL REAL ESTATE FUND........................    SERIES II      134      (93)       41      184     (113)

1290 VT SOCIALLY RESPONSIBLE................................        B           35      (45)      (10)      61      (58)

INVESCO V.I. HIGH YIELD FUND................................    SERIES II       79      (54)       25       95      (49)

INVESCO V.I. INTERNATIONAL GROWTH FUND......................    SERIES II      143      (71)       72      160      (60)

INVESCO V.I. MID CAP CORE EQUITY FUND.......................    SERIES II       28      (16)       12       29      (21)

INVESCO V.I. SMALL CAP EQUITY FUND..........................    SERIES II       13      (12)        1       17       (9)

IVY VIP ENERGY..............................................  COMMON SHARES    238     (171)       67      217     (132)

IVY VIP HIGH INCOME.........................................  COMMON SHARES    305     (252)       53      345     (263)

IVY VIP MID CAP GROWTH......................................  COMMON SHARES    209     (125)       84      214     (100)

IVY VIP SMALL CAP GROWTH....................................  COMMON SHARES     60      (69)       (9)     151      (76)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO......... SERVICE SHARES    475     (324)      151      510     (228)

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  SERVICE CLASS    587     (218)      369      514     (175)

MFS(R) INVESTORS TRUST SERIES...............................  SERVICE CLASS     19      (15)        4       15      (15)

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  SERVICE CLASS     26      (12)       14       66      (11)

MFS(R) TECHNOLOGY PORTFOLIO.................................  SERVICE CLASS    162     (102)       60      139      (76)

MFS(R) UTILITIES SERIES.....................................  SERVICE CLASS    145     (133)       12      192     (171)

MULTIMANAGER AGGRESSIVE EQUITY..............................        A          198     (597)     (399)     259     (651)
MULTIMANAGER AGGRESSIVE EQUITY..............................        B           17      (41)      (24)      21      (40)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
EQ/QUALITY BOND PLUS........................................     (10)

EQ/SMALL COMPANY INDEX......................................      (6)

EQ/T. ROWE PRICE GROWTH STOCK...............................     227

EQ/UBS GROWTH & INCOME......................................      25

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................     219

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................      11

FIDELITY(R) VIP MID CAP PORTFOLIO...........................      43

GOLDMAN SACHS VIT MID CAP VALUE FUND........................      61

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................      32

INVESCO V.I. GLOBAL REAL ESTATE FUND........................      71

1290 VT SOCIALLY RESPONSIBLE................................       3

INVESCO V.I. HIGH YIELD FUND................................      46

INVESCO V.I. INTERNATIONAL GROWTH FUND......................     100

INVESCO V.I. MID CAP CORE EQUITY FUND.......................       8

INVESCO V.I. SMALL CAP EQUITY FUND..........................       8

IVY VIP ENERGY..............................................      85

IVY VIP HIGH INCOME.........................................      82

IVY VIP MID CAP GROWTH......................................     114

IVY VIP SMALL CAP GROWTH....................................      75

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........     282

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................     339

MFS(R) INVESTORS TRUST SERIES...............................      --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......      55

MFS(R) TECHNOLOGY PORTFOLIO.................................      63

MFS(R) UTILITIES SERIES.....................................      21

MULTIMANAGER AGGRESSIVE EQUITY..............................    (392)
MULTIMANAGER AGGRESSIVE EQUITY..............................     (19)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                       2016                        2015
                                                                            --------------------------  ----------------
                                                                             UNITS   UNITS      NET      UNITS   UNITS
                                                                            ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                              SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             -------------- ------- -------- ---------- ------- --------
MULTIMANAGER CORE BOND......................................       B            113    (152)    (39)       143    (187)

MULTIMANAGER MID CAP GROWTH.................................       B             30     (70)    (40)        48     (67)

MULTIMANAGER MID CAP VALUE..................................       B             18     (45)    (27)        18     (51)

MULTIMANAGER TECHNOLOGY.....................................       B            102    (176)    (74)       140    (176)

OPPENHEIMER MAIN STREET FUND(R)/VA.......................... SERVICE CLASS        8      (2)      6          4      (1)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO............. ADVISOR CLASS       34     (17)     17         34     (13)

TARGET 2015 ALLOCATION......................................       B             29     (43)    (14)        36     (46)

TARGET 2025 ALLOCATION......................................       B             84     (60)     24         92     (60)

TARGET 2035 ALLOCATION......................................       B             83     (44)     39         81     (40)

TARGET 2045 ALLOCATION......................................       B             79     (37)     42         79     (26)

TARGET 2055 ALLOCATION......................................       B             29      (3)     26          7      (1)

TEMPLETON GLOBAL BOND VIP FUND..............................    CLASS 2         147     (72)     75        151     (52)

VANECK VIP GLOBAL HARD ASSETS FUND.......................... CLASS S SHARES     213    (151)     62        135     (66)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
MULTIMANAGER CORE BOND......................................    (44)

MULTIMANAGER MID CAP GROWTH.................................    (19)

MULTIMANAGER MID CAP VALUE..................................    (33)

MULTIMANAGER TECHNOLOGY.....................................    (36)

OPPENHEIMER MAIN STREET FUND(R)/VA..........................      3

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............     21

TARGET 2015 ALLOCATION......................................    (10)

TARGET 2025 ALLOCATION......................................     32

TARGET 2035 ALLOCATION......................................     41

TARGET 2045 ALLOCATION......................................     53

TARGET 2055 ALLOCATION......................................      6

TEMPLETON GLOBAL BOND VIP FUND..............................     99

VANECK VIP GLOBAL HARD ASSETS FUND..........................     69

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2016 and 2015, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. High Yield Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
   .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-Plus Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Charter/SM/ International Moderate/(10)/
   .   Charter/SM/ Multi-Sector Bond
   .   Charter/SM/ Real Assets/(10)/
   .   Charter/SM/ Small Cap Growth
   .   Charter/SM/ Small Cap Value
   .   Target 2015 Allocation
   .   Target 2025 Allocation
   .   Target 2035 Allocation
   .   Target 2045 Allocation
   .   Target 2055 Allocation/(10)/

     EQ ADVISORS TRUST*
   .   1290 VT Socially Responsible/(1)/
   .   All Asset Aggressive-Alt 25
   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15
   .   AXA 400 Managed Volatility
   .   AXA 500 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA SmartBeta Equity/(10)/
   .   AXA/AB Dynamic Moderate Growth
   .   AXA/AB Small Cap Growth
   .   AXA/ClearBridge Large Cap Growth/(2)/
   .   AXA/Doubleline Opportunistic Core Plus Bond/(10)/
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Horizon Small Cap Value/(10)/
   .   AXA/Janus Enterprise/(3)/
   .   AXA/Loomis Sayles Growth
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Pacific Global Small Cap Value/(10)/
   .   AXA/Templeton Global Equity Managed Volatility

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)

   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Core Bond Index
   .   EQ/Emerging Markets Equity PLUS
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/High Yield Bond
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Invesco Comstock
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Oppenheimer Global
   .   EQ/PIMCO Global Real Return
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/UBS Growth & Income
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Technology


     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
   .   Fidelity(R) VIP Contrafund(R) Portfolio
   .   Fidelity(R) VIP Equity-Income Portfolio
   .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
   .   Goldman Sachs VIT Mid Cap Value Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
   .   Ivy VIP Energy/(4)/
   .   Ivy VIP High Income/(5)/
   .   Ivy VIP Mid Cap Growth/(6)/
   .   Ivy VIP Small Cap Growth/(7)/

     LAZARD RETIREMENT SERIES, INC.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
   .   MFS(R) International Value Portfolio
   .   MFS(R) Investors Trust Series
   .   MFS(R) Massachusetts Investors Growth Stock Portfolio/(9)/
   .   MFS(R) Technology Portfolio
   .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
   .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
   .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
   .   VanEck VIP Global Hard Assets Fund/(8)/

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   (1)Formerly known as EQ/Calvert Socially Responsible.
   (2)Formerly known as EQ/Wells Fargo Omega Growth.
   (3)Formerly known as EQ/Morgan Stanley Mid Cap Growth.
   (4)Formerly known as Ivy Funds VIP Energy.
   (5)Formerly known as Ivy Funds VIP High Income.
   (6)Formerly known as Ivy Funds VIP Mid Cap Growth.
   (7)Formerly known as Ivy Funds VIP Small Cap Growth.
   (8)Formerly known as Van Eck VIP Global Hard Assets Fund.

   (9)Units were made available on March 27, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (10)Units were made available on May 26, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Concluded)

   to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Continued)


   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Vantage Series 900
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   Momentum
   .   Momentum Plus
   .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   EQUIPLAN
   .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
1290 VT Socially Responsible......................... $  6,417,777 $  6,733,613
All Asset Aggressive-Alt 25..........................    5,474,422    2,342,940
All Asset Growth-Alt 20..............................   12,786,261    9,671,756
All Asset Moderate Growth-Alt 15.....................    4,082,113    1,977,644
American Century VP Mid Cap Value Fund...............   21,965,273    4,988,596
American Funds Insurance Series(R) Bond Fund/SM/.....   18,850,491    6,994,245
AXA 400 Managed Volatility...........................    5,665,020    1,971,862
AXA 500 Managed Volatility...........................    9,740,942    6,458,800
AXA 2000 Managed Volatility..........................    3,784,919    2,733,582
AXA Aggressive Allocation............................  106,395,178   79,996,765
AXA Balanced Strategy................................   24,236,923   13,581,097
AXA Conservative Allocation..........................   20,994,063   23,116,507
AXA Conservative Growth Strategy.....................    7,320,383    4,643,060
AXA Conservative Strategy............................    3,308,084    1,920,793
AXA Conservative-Plus Allocation.....................   37,606,829   35,818,764
AXA Global Equity Managed Volatility.................   30,784,126   58,115,191
AXA Growth Strategy..................................       29,641       32,753
AXA International Core Managed Volatility............   16,765,440   25,249,834
AXA International Managed Volatility.................    2,261,355    1,897,257
AXA International Value Managed Volatility...........   15,497,672   25,738,275
AXA Large Cap Core Managed Volatility................    3,185,108    5,325,134
AXA Large Cap Growth Managed Volatility..............   60,399,704   89,512,954
AXA Large Cap Value Managed Volatility...............   50,884,459  113,512,274
AXA Mid Cap Value Managed Volatility.................   32,249,716   66,438,880
AXA Moderate Allocation..............................  215,233,760  238,271,730
AXA Moderate Growth Strategy.........................   17,637,035    6,478,793
AXA Moderate-Plus Allocation.........................  170,434,977  147,725,277
AXA SmartBeta Equity.................................      334,066       23,469
AXA/AB Dynamic Moderate Growth.......................    4,966,132    3,109,711
AXA/AB Small Cap Growth..............................   50,673,693   52,895,548
AXA/ClearBridge Large Cap Growth.....................   14,873,496   39,270,968
AXA/Doubleline Opportunistic Core Plus Bond..........    2,154,298      203,627
AXA/Franklin Balanced Managed Volatility.............   14,053,278   18,393,625
AXA/Franklin Small Cap Value Managed Volatility......    2,950,390    3,444,028
AXA/Franklin Templeton Allocation Managed Volatility.    9,877,368   14,060,370
AXA/Horizon Small Cap Value..........................      234,194       23,519
AXA/Janus Enterprise.................................   37,942,760   51,436,943
AXA/Loomis Sayles Growth.............................   26,363,951   13,074,905
AXA/Mutual Large Cap Equity Managed Volatility.......    2,675,395    4,235,172
AXA/Pacific Global Small Cap Value...................      254,635       41,989
AXA/Templeton Global Equity Managed Volatility.......    5,781,111    7,885,638
Charter/SM/ International Moderate...................       28,117          722
Charter/SM/ Multi-Sector Bond........................   11,190,959   16,725,922

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                        PURCHASES      SALES
                                                       ------------ ------------
Charter/SM/ Real Assets............................... $    236,650 $     81,570
Charter/SM/ Small Cap Growth..........................    4,623,681    7,493,381
Charter/SM/ Small Cap Value...........................    8,158,003   15,407,982
EQ/BlackRock Basic Value Equity.......................  105,325,642  100,572,819
EQ/Boston Advisors Equity Income......................   24,178,033   18,320,479
EQ/Capital Guardian Research..........................   12,964,758   26,287,950
EQ/Common Stock Index.................................  153,590,111  325,903,774
EQ/Core Bond Index....................................   23,024,163   19,402,760
EQ/Emerging Markets Equity PLUS.......................    3,335,463    1,922,699
EQ/Equity 500 Index...................................  263,862,575  210,617,396
EQ/GAMCO Mergers and Acquisitions.....................    2,973,588    4,012,684
EQ/GAMCO Small Company Value..........................  160,591,740  107,257,238
EQ/Global Bond PLUS...................................    8,825,567   13,687,666
EQ/High Yield Bond....................................    4,833,904    2,049,811
EQ/Intermediate Government Bond.......................    8,987,825   11,237,705
EQ/International Equity Index.........................   38,807,695   53,274,294
EQ/Invesco Comstock...................................   13,627,480   20,991,400
EQ/JPMorgan Value Opportunities.......................   22,316,210   14,903,997
EQ/Large Cap Growth Index.............................   49,631,062   33,542,354
EQ/Large Cap Value Index..............................   21,119,415   13,346,136
EQ/MFS International Growth...........................   22,972,631   17,151,681
EQ/Mid Cap Index......................................  113,679,927   63,322,708
EQ/Money Market.......................................  218,932,266  214,667,559
EQ/Oppenheimer Global.................................   25,880,435   23,365,031
EQ/PIMCO Global Real Return...........................   13,058,708    5,852,307
EQ/PIMCO Ultra Short Bond.............................   12,101,830   18,269,081
EQ/Quality Bond PLUS..................................    9,649,097   16,555,924
EQ/Small Company Index................................   50,354,944   37,050,515
EQ/T. Rowe Price Growth Stock.........................   90,259,688   71,442,406
EQ/UBS Growth & Income................................    8,093,328   10,290,372
Fidelity(R) VIP Contrafund(R) Portfolio...............   89,841,252   50,250,989
Fidelity(R) VIP Equity-Income Portfolio...............    3,300,728    1,412,069
Fidelity(R) VIP Mid Cap Portfolio.....................   12,464,602    4,378,156
Goldman Sachs VIT Mid Cap Value Fund..................   10,252,644    8,970,131
Invesco V.I. Diversified Dividend Fund................   16,807,403    2,493,722
Invesco V.I. Global Real Estate Fund..................   22,309,326   14,391,127
Invesco V.I. High Yield Fund..........................   10,556,784    6,726,020
Invesco V.I. International Growth Fund................   17,817,176    8,900,788
Invesco V.I. Mid Cap Core Equity Fund.................    5,104,025    2,496,528
Invesco V.I. Small Cap Equity Fund....................    2,611,190    2,130,168
Ivy VIP Energy........................................   25,298,978   19,184,782
Ivy VIP High Income...................................   55,727,933   37,360,062
Ivy VIP Mid Cap Growth................................   32,021,702   17,164,978
Ivy VIP Small Cap Growth..............................    9,332,685    8,440,381
Lazard Retirement Emerging Markets Equity Portfolio...   44,166,833   30,851,733
MFS(R) International Value Portfolio..................  105,174,148   39,044,289
MFS(R) Investors Trust Series.........................    4,593,316    2,837,648
MFS(R) Massachusetts Investors Growth Stock Portfolio.    6,329,584    2,434,059
MFS(R) Technology Portfolio...........................   36,715,287   23,152,667
MFS(R) Utilities Series...............................   28,230,300   21,726,916
Multimanager Aggressive Equity........................   32,901,944   89,982,424
Multimanager Core Bond................................   19,487,623   23,954,210
Multimanager Mid Cap Growth...........................    6,549,724   12,662,365
Multimanager Mid Cap Value............................    4,309,458    9,689,869

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Concluded)

                                                  PURCHASES     SALES
                                                 ----------- -----------
Multimanager Technology......................... $27,425,379 $36,218,663
Oppenheimer Main Street Fund(R)/VA..............   1,819,450     367,721
PIMCO CommodityRealReturn(R) Strategy Portfolio.   2,135,946   1,118,933
Target 2015 Allocation..........................   4,356,013   5,515,008
Target 2025 Allocation..........................  11,515,452   8,426,902
Target 2035 Allocation..........................  11,807,194   6,395,584
Target 2045 Allocation..........................  10,972,115   5,352,438
Target 2055 Allocation..........................   2,898,731     258,763
Templeton Global Bond VIP Fund..................  16,023,077   8,408,157
VanEck VIP Global Hard Assets Fund..............  12,752,932   9,373,116

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.32% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

5. Expenses and Related Party Transactions (Concluded)


   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS Variable Insurance Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio") exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the "Surviving Portfolio"). For accounting purposes, the reorganization, which occurred on March 27, 2015, was treated as a merger.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                               GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Service Class       768,597                              621,908
Value -- Service Class    $     14.33                          $     17.71
Net Assets Before Merger  $11,013,989                          $        --
Net Assets After Merger   $        --                          $11,013,989
Unrealized Gain           $   394,876                          $        --

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                         MORTALITY AND                FINANCIAL
                         EXPENSE RISKS OTHER EXPENSES ACCOUNTING   TOTAL
                         ------------- -------------- ---------- -----
OLD CONTRACTS                0.58%          0.16%          --    0.74%
EQUIPLAN(R) CONTRACTS        0.58%          0.16%          --    0.74%
EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index...     0.56%          0.60%        0.24%   1.40%

All Other Funds.........     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index...     0.65%          0.60%        0.24%   1.49%/(1)/

All Other Funds.........     0.50%          0.60%        0.24%   1.34%

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

                                                             MORTALITY AND                FINANCIAL
                                                             EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                                             ------------- -------------- ---------- -----
EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.......................................     1.15%          0.25%         --     1.40%

All Other Funds.............................................     1.09%          0.25%         --     1.34%

EQUI-VEST(R) SERIES 201

All Other Funds.............................................     0.95%          0.25%         --     1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and AXA Moderate Alloocation.     1.10%          0.25%         --     1.35%

All Other Funds.............................................     1.10%          0.24%         --     1.34%

MOMENTUM PLUS CONTRACTS                                          1.10%          0.25%         --     1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                                 1.20%          0.25%         --     1.45%
EQUI-VEST(R) AT RETIREMENT

1.30% All Funds.............................................     0.80%          0.50%         --     1.30%

1.25% All Funds.............................................     0.75%          0.50%         --     1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS                         0.95%          0.25%         --     1.20%
EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds.............................................     0.90%            --          --     0.90%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.50% All Funds.............................................     0.50%            --          --     0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds.............................................     1.20%            --          --     1.20%

0.90% All Funds.............................................     0.90%            --          --     0.90%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.50% All Funds.............................................     0.50%            --          --     0.50%

0.25% All Funds.............................................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds.............................................     0.00%            --          --     0.00%

0.10% All Funds.............................................     0.10%            --          --     0.10%

0.25% All Funds.............................................     0.25%            --          --     0.25%

0.50% All Funds.............................................     0.50%            --          --     0.50%

0.60% All Funds.............................................     0.60%            --          --     0.60%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.80% All Funds.............................................     0.80%            --          --     0.80%

0.90% All Funds.............................................     0.90%            --          --     0.90%

1.00% All Funds.............................................     1.00%            --          --     1.00%

1.10% All Funds.............................................     1.10%            --          --     1.10%

1.15% All Funds.............................................     1.15%            --          --     1.15%

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----
EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS      0.70%          0.25%         --     0.95%
EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds...........................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds...........................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds...........................     0.40%          0.10%         --     0.50%

   ----------
    (1)Current annual rate is 1.40% and guaranteed maximum annual rate is 1.49%.

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                        WHEN CHARGE
             CHARGES                    IS DEDUCTED                          AMOUNT DEDUCTED
             -------                     -----------                         ---------------

Annual Administrative charge       Annual                  LOW - $0 depending on the product and account
                                                           value.

                                                           HIGH - Depending on account value, $50 if the
                                                           account value on the last business day of the
                                                           contract year is less than $100,000.

Withdrawal Charge                  At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                           whichever is less.

                                                           HIGH - 7% of contributions withdrawn, declining by
                                                           1% each contract years following each contribution.

                                                           Exceptions and limitations may eliminate or reduce
                                                           the withdrawal charge.

Plan Loan charges                  At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee

Variable Immediate Annuity Payout  At time of transaction  $350 annuity administration fee option

                  AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                         ------------

LOW - $0 depending on the product and account        Unit liquidation from
value.                                               account value

HIGH - Depending on account value, $50 if the        Unit liquidation from
account value on the last business day of the        account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in     Unit liquidation from
the current and prior five participation years,      account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping     Unit liquidation from
fee                                                  account value

$350 annuity administration fee                      Unit liquidation from
                   account value

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Concluded)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                            AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Charge for third-party transfer or      At time of transaction       $0 to $65
exchange

Enhanced death benefit charge           Participation date           0.15% of account value


Guaranteed Minimum Income Benefit                                    0.65%


Guaranteed Withdrawal Benefit for Life                               LOW - 0.60% for single life option;
                                                                     0.75% for joint life option

                                                                     HIGH - 0.75% for single life;
                                                                     0.90% for joint life

Sales Premium and Other Applicable                                   Current tax charge varies by jurisdiction and ranges
Taxes                                                                from 0% to 3.5%



Guaranteed minimum death benefit                                     STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                     THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                     0.00%

                                                                     GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                     ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                     Annual Rachet to age 85 benefit base

                                                                     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                     RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                     roll-up to age 85 benefit base, as applicable

                                                                     GWBL ENHANCED DEATH BENEFIT - 0.30% of the
                                                                     GWBL Enhance death benefit base

Personal Income Benefit Charge          Contract/Participation Date  1.00% of the Personal Income Benefit account
                                        Anniversary                  value

Managed Account Service Fee             Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                                     is a quarterly fee that can be charged at an annual
                                                                     rate of up to 0.60%. The amount of the fee may be
                                                                     lower and varies among broker-dealers. The fee will
                                                                     be deducted pro rata from the Non-Personal Income
                                                                     Benefit variable investment options and guaranteed
                                                                     interest option first, then from the account for
                                                                     special dollar cost averaging. The MAS Advisory fee
                                                                     does not apply to Personal Income Benefit related
                                                                     assets.

Wire Transfer Charge                    At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                     At time of transaction       $35 for checks sent by express delivery


                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

$0 to $65                                             Unit liquidation from
               account value

0.15% of account value                                Unit liquidation from
                                                      account value

0.65%                                                 Unit liquidation from
                                                      account value

LOW - 0.60% for single life option;
0.75% for joint life option

HIGH - 0.75% for single life;
0.90% for joint life

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of the
GWBL Enhance death benefit base

1.00% of the Personal Income Benefit account          Unit liquidation from
value                                                 account value

The managed Account Service ("MAS") Advisory fee      Unit liquidation from
is a quarterly fee that can be charged at an annual   account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for
special dollar cost averaging. The MAS Advisory fee
does not apply to Personal Income Benefit related
assets.

$90 for outgoing wire transfers                       Unit liquidation from
                                                      account value

$35 for checks sent by express delivery               Unit liquidation from
                                                      account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

   been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
1290 VT SOCIALLY RESPONSIBLE
2016  Lowest contract charge 0.00% Class B       $178.36           --                  --            --        9.96%
      Highest contract charge 1.45% Class B      $179.33           --                  --            --        8.36%
      All contract charges                            --          319             $45,604          1.20%         --
2015  Lowest contract charge 0.00% Class B(h)    $162.21           --                  --            --       (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --                  --            --       (0.98)%
      All contract charges                            --          329             $43,199          1.02%         --
2014  Lowest contract charge 0.40% Class B       $153.55           --                  --            --       13.15%
      Highest contract charge 1.45% Class B      $167.13           --                  --            --       11.96%
      All contract charges                            --          326             $43,049          0.82%         --
2013  Lowest contract charge 0.40% Class B       $135.70           --                  --            --       33.80%
      Highest contract charge 1.45% Class B      $149.27           --                  --            --       32.38%
      All contract charges                            --          312             $36,819          0.79%         --
2012  Lowest contract charge 0.40% Class B(b)    $101.42           --                  --            --        1.04%
      Highest contract charge 1.45% Class B      $112.76           --                  --            --       15.05%
      All contract charges                            --          301             $26,789          1.00%         --
ALL ASSET AGGRESSIVE-ALT 25
2016  Lowest contract charge 0.50% Class B       $114.94           --                  --            --        9.76%
      Highest contract charge 1.34% Class B      $111.44           --                  --            --        8.83%
      All contract charges                            --          106             $11,929          1.21%         --
2015  Lowest contract charge 0.50% Class B       $104.72           --                  --            --       (4.86)%
      Highest contract charge 1.34% Class B      $102.40           --                  --            --       (5.67)%
      All contract charges                            --           78             $ 8,034          0.89%         --
2014  Lowest contract charge 0.50% Class B       $110.07           --                  --            --        1.79%
      Highest contract charge 1.34% Class B      $108.55           --                  --            --        0.94%
      All contract charges                            --           46             $ 5,081          2.31%         --
2013  Lowest contract charge 0.50% Class B(c)    $108.13           --                  --            --        6.71%
      Highest contract charge 1.34% Class B(c)   $107.54           --                  --            --        6.16%
      All contract charges                            --           11             $ 1,157          3.71%         --
ALL ASSET GROWTH-ALT 20
2016  Lowest contract charge 0.50% Class B       $154.51           --                  --            --        9.02%
      Highest contract charge 1.45% Class B      $144.06           --                  --            --        7.98%
      All contract charges                            --          404             $59,126          1.36%         --
2015  Lowest contract charge 0.50% Class B       $141.73           --                  --            --       (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --                  --            --       (5.36)%
      All contract charges                            --          391             $52,828          0.83%         --
2014  Lowest contract charge 0.50% Class B       $148.32           --                  --            --        1.88%
      Highest contract charge 1.45% Class B      $140.96           --                  --            --        0.91%
      All contract charges                            --          387             $55,179          1.49%         --
2013  Lowest contract charge 0.50% Class B       $145.58           --                  --            --       13.55%
      Highest contract charge 1.45% Class B      $139.69           --                  --            --       12.47%
      All contract charges                            --          356             $50,117          1.47%         --
2012  Lowest contract charge 0.50% Class B       $128.21           --                  --            --       11.43%
      Highest contract charge 1.45% Class B      $124.20           --                  --            --       10.36%
      All contract charges                            --          309             $38,706          1.74%         --
ALL ASSET MODERATE GROWTH-ALT 15
2016  Lowest contract charge 0.50% Class B       $110.35           --                  --            --        8.06%
      Highest contract charge 1.34% Class B      $107.00           --                  --            --        7.16%
      All contract charges                            --           75             $ 7,993          1.70%         --
2015  Lowest contract charge 0.50% Class B       $102.12           --                  --            --       (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85           --                  --            --       (5.01)%
      All contract charges                            --           54             $ 5,512          0.98%         --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
ALL ASSET MODERATE GROWTH-ALT 15 (CONTINUED)
2014   Lowest contract charge 0.50% Class B        $106.60           --                  --            --        1.91%
       Highest contract charge 1.34% Class B       $105.12           --                  --            --        1.05%
       All contract charges                             --           30             $ 3,194          2.89%         --
2013   Lowest contract charge 0.50% Class B(c)     $104.60           --                  --            --        3.87%
       Highest contract charge 1.34% Class B(c)    $104.03           --                  --            --        3.33%
       All contract charges                             --            3             $   380          2.80%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2016   Lowest contract charge 0.00% Class II(i)    $121.33           --                  --            --       34.65%
       Highest contract charge 1.20% Class II      $206.90           --                  --            --       21.25%
       All contract charges                             --          226             $47,193          1.61%         --
2015   Lowest contract charge 0.50% Class II       $177.64           --                  --            --       (2.07)%
       Highest contract charge 1.20% Class II      $170.64           --                  --            --       (2.76)%
       All contract charges                             --          145             $24,827          1.50%         --
2014   Lowest contract charge 0.50% Class II       $181.40           --                  --            --       15.66%
       Highest contract charge 1.20% Class II      $175.49           --                  --            --       14.85%
       All contract charges                             --           89             $15,575          1.04%         --
2013   Lowest contract charge 0.50% Class II       $156.84           --                  --            --       29.25%
       Highest contract charge 1.20% Class II      $152.80           --                  --            --       28.34%
       All contract charges                             --           59             $ 8,994          1.11%         --
2012   Lowest contract charge 0.50% Class II       $121.35           --                  --            --       15.65%
       Highest contract charge 1.20% Class II      $119.06           --                  --            --       14.83%
       All contract charges                             --           31             $ 3,763          2.00%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2016   Lowest contract charge 0.50% Class 4        $102.94           --                  --            --        2.29%
       Highest contract charge 1.45% Class 4       $ 99.40           --                  --            --        1.31%
       All contract charges                             --          362             $36,249          1.73%         --
2015   Lowest contract charge 0.50% Class 4        $100.64           --                  --            --       (0.57)%
       Highest contract charge 1.45% Class 4       $ 98.11           --                  --            --       (1.53)%
       All contract charges                             --          247             $24,490          1.87%         --
2014   Lowest contract charge 0.50% Class 4        $101.22           --                  --            --        4.62%
       Highest contract charge 1.45% Class 4(c)    $ 99.63           --                  --            --        3.62%
       All contract charges                             --          130             $13,071          3.66%         --
2013   Lowest contract charge 0.50% Class 4(c)     $ 96.75           --                  --            --       (2.72)%
       Highest contract charge 1.34% Class 4(c)    $ 96.22           --                  --            --       (3.23)%
       All contract charges                             --           14             $ 1,435          3.54%         --
AXA 400 MANAGED VOLATILITY
2016   Lowest contract charge 0.40% Class B        $171.59           --                  --            --       19.20%
       Highest contract charge 1.45% Class B       $147.53           --                  --            --       17.95%
       All contract charges                             --           66             $12,251          0.92%         --
2015   Lowest contract charge 0.40% Class B        $143.95           --                  --            --       (3.50)%
       Highest contract charge 1.34% Class B       $166.05           --                  --            --       (4.41)%
       All contract charges                             --           45             $ 7,382          0.56%         --
2014   Lowest contract charge 0.40% Class B        $149.17           --                  --            --        8.37%
       Highest contract charge 1.34% Class B       $173.71           --                  --            --        7.33%
       All contract charges                             --           41             $ 7,055          0.43%         --
2013   Lowest contract charge 0.40% Class B        $137.65           --                  --            --       31.15%
       Highest contract charge 1.34% Class B       $161.84           --                  --            --       29.92%
       All contract charges                             --           40             $ 6,117          0.18%         --
2012   Lowest contract charge 0.40% Class B(b)     $104.96           --                  --            --        4.46%
       Highest contract charge 1.34% Class B       $124.57           --                  --            --       14.91%
       All contract charges                             --           28             $ 3,273          0.23%         --
AXA 500 MANAGED VOLATILITY
2016   Lowest contract charge 0.50% Class B        $182.57           --                  --            --       10.47%
       Highest contract charge 1.34% Class B       $193.10           --                  --            --        9.54%
       All contract charges                             --          104             $19,418          1.31%         --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $165.27            --                 --            --       (0.14)%
      Highest contract charge 1.34% Class B   $176.28            --                 --            --       (0.98)%
      All contract charges                         --            87           $ 14,632          0.97%         --
2014  Lowest contract charge 0.50% Class B    $165.50            --                 --            --       12.03%
      Highest contract charge 1.34% Class B   $178.03            --                 --            --       11.08%
      All contract charges                         --            76           $ 12,843          0.68%         --
2013  Lowest contract charge 0.70% Class B    $163.76            --                 --            --       30.02%
      Highest contract charge 1.34% Class B   $160.27            --                 --            --       29.18%
      All contract charges                         --            58           $  8,943          0.49%         --
2012  Lowest contract charge 0.70% Class B    $125.95            --                 --            --       14.01%
      Highest contract charge 1.34% Class B   $124.07            --                 --            --       13.27%
      All contract charges                         --            47           $  5,612          0.66%         --
AXA 2000 MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $172.69            --                 --            --       19.92%
      Highest contract charge 1.34% Class B   $192.75            --                 --            --       18.92%
      All contract charges                         --            33           $  5,859          0.82%         --
2015  Lowest contract charge 0.50% Class B    $144.00            --                 --            --       (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --                 --            --       (6.37)%
      All contract charges                         --            26           $  4,016          0.40%         --
2014  Lowest contract charge 0.50% Class B    $152.50            --                 --            --        3.54%
      Highest contract charge 1.34% Class B   $173.12            --                 --            --        2.66%
      All contract charges                         --            23           $  3,815          0.15%         --
2013  Lowest contract charge 0.70% Class B    $172.30            --                 --            --       36.42%
      Highest contract charge 1.34% Class B   $168.64            --                 --            --       35.55%
      All contract charges                         --            22           $  3,583          0.13%         --
2012  Lowest contract charge 0.70% Class B    $126.30            --                 --            --       14.64%
      Highest contract charge 1.34% Class B   $124.41            --                 --            --       13.90%
      All contract charges                         --            16           $  1,867          0.34%         --
AXA AGGRESSIVE ALLOCATION
2016  Lowest contract charge 0.50% Class B    $202.67            --                 --            --        8.25%
      Highest contract charge 1.45% Class B   $178.48            --                 --            --        7.21%
      All contract charges                         --         3,348           $610,865          0.97%         --
2015  Lowest contract charge 0.50% Class B    $187.23            --                 --            --       (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --                 --            --       (3.18)%
      All contract charges                         --         3,347           $567,396          0.97%         --
2014  Lowest contract charge 0.50% Class B    $191.54            --                 --            --        4.20%
      Highest contract charge 1.45% Class B   $171.94            --                 --            --        3.20%
      All contract charges                         --         3,294           $574,931          1.61%         --
2013  Lowest contract charge 0.50% Class B    $183.82            --                 --            --       25.79%
      Highest contract charge 1.45% Class B   $166.61            --                 --            --       24.61%
      All contract charges                         --         3,201           $539,875          2.58%         --
2012  Lowest contract charge 0.50% Class B    $146.13            --                 --            --       13.60%
      Highest contract charge 1.45% Class B   $133.71            --                 --            --       12.51%
      All contract charges                         --         3,104           $418,515          0.89%         --
AXA BALANCED STRATEGY
2016  Lowest contract charge 1.25% Class A    $137.56            --                 --            --        4.66%
      Highest contract charge 1.25% Class A   $137.56            --                 --            --        4.66%
      All contract charges                         --             1           $    188          0.90%         --
2015  Lowest contract charge 1.10% Class A    $132.70            --                 --            --       (1.73)%
      Highest contract charge 1.25% Class A   $131.44            --                 --            --       (1.88)%
      All contract charges                         --             1           $    189          1.03%         --
2014  Lowest contract charge 1.10% Class A    $135.04            --                 --            --        3.25%
      Highest contract charge 1.25% Class A   $133.96            --                 --            --        3.09%
      All contract charges                         --             2           $    253          1.18%         --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2013  Lowest contract charge 1.10% Class A       $130.79            --                 --            --       12.41%
      Highest contract charge 1.25% Class A      $129.94            --                 --            --       12.24%
      All contract charges                            --             2           $    261          2.29%         --
2012  Lowest contract charge 1.10% Class A       $116.35            --                 --            --        7.33%
      Highest contract charge 1.25% Class A      $115.77            --                 --            --        7.17%
      All contract charges                            --             2           $    245          0.89%         --
AXA BALANCED STRATEGY
2016  Lowest contract charge 0.50% Class B       $127.15            --                 --            --        5.45%
      Highest contract charge 1.45% Class B      $121.61            --                 --            --        4.45%
      All contract charges                            --           880           $124,745          0.90%         --
2015  Lowest contract charge 0.50% Class B       $120.58            --                 --            --       (1.13)%
      Highest contract charge 1.45% Class B      $116.43            --                 --            --       (2.09)%
      All contract charges                            --           802           $108,841          1.03%         --
2014  Lowest contract charge 0.50% Class B       $121.96            --                 --            --        3.88%
      Highest contract charge 1.45% Class B(a)   $118.91            --                 --            --        2.88%
      All contract charges                            --           705           $ 98,111          1.18%         --
2013  Lowest contract charge 0.50% Class B       $117.41            --                 --            --       13.09%
      Highest contract charge 1.30% Class B      $138.86            --                 --            --       12.18%
      All contract charges                            --           598           $ 81,315          2.29%         --
2012  Lowest contract charge 0.50% Class B(a)    $103.82            --                 --            --        5.32%
      Highest contract charge 1.30% Class B      $123.78            --                 --            --        7.12%
      All contract charges                            --           421           $ 51,523          0.89%         --
AXA CONSERVATIVE ALLOCATION
2016  Lowest contract charge 0.50% Class B       $143.99            --                 --            --        2.41%
      Highest contract charge 1.45% Class B      $126.80            --                 --            --        1.44%
      All contract charges                            --           884           $112,214          0.95%         --
2015  Lowest contract charge 0.50% Class B       $140.60            --                 --            --       (0.73)%
      Highest contract charge 1.45% Class B      $125.00            --                 --            --       (1.69)%
      All contract charges                            --           912           $113,613          0.81%         --
2014  Lowest contract charge 0.50% Class B       $141.64            --                 --            --        2.10%
      Highest contract charge 1.45% Class B      $127.15            --                 --            --        1.12%
      All contract charges                            --           954           $121,032          0.86%         --
2013  Lowest contract charge 0.50% Class B       $138.73            --                 --            --        3.82%
      Highest contract charge 1.45% Class B      $125.74            --                 --            --        2.83%
      All contract charges                            --           988           $123,006          0.92%         --
2012  Lowest contract charge 0.50% Class B       $133.63            --                 --            --        4.06%
      Highest contract charge 1.45% Class B      $122.28            --                 --            --        3.06%
      All contract charges                            --         1,025           $124,090          0.85%         --
AXA CONSERVATIVE GROWTH STRATEGY
2016  Lowest contract charge 0.50% Class B       $121.24            --                 --            --        4.44%
      Highest contract charge 1.34% Class B      $116.57            --                 --            --        3.56%
      All contract charges                            --           204           $ 25,591          0.90%         --
2015  Lowest contract charge 0.50% Class B       $116.09            --                 --            --       (0.96)%
      Highest contract charge 1.34% Class B      $112.56            --                 --            --       (1.80)%
      All contract charges                            --           181           $ 22,059          1.01%         --
2014  Lowest contract charge 0.50% Class B       $117.21            --                 --            --        3.29%
      Highest contract charge 1.34% Class B(a)   $114.62            --                 --            --        2.42%
      All contract charges                            --           151           $ 18,926          1.09%         --
2013  Lowest contract charge 0.50% Class B       $113.48            --                 --            --        9.97%
      Highest contract charge 1.30% Class B      $132.18            --                 --            --        9.08%
      All contract charges                            --           118           $ 14,831          1.92%         --
2012  Lowest contract charge 0.50% Class B(a)    $103.19            --                 --            --        4.35%
      Highest contract charge 1.30% Class B      $121.18            --                 --            --        5.81%
      All contract charges                            --            81           $  9,766          0.92%         --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE STRATEGY
2016  Lowest contract charge 0.50% Class B      $109.78            --                 --            --        2.31%
      Highest contract charge 1.34% Class B     $105.54            --                 --            --        1.45%
      All contract charges                           --            87           $  9,714          0.85%         --
2015  Lowest contract charge 0.50% Class B(a)   $107.30            --                 --            --       (0.67)%
      Highest contract charge 1.34% Class B     $104.03            --                 --            --       (1.51)%
      All contract charges                           --            74           $  8,166          0.87%         --
2014  Lowest contract charge 0.70% Class B(a)   $107.44            --                 --            --        1.88%
      Highest contract charge 1.34% Class B     $105.63            --                 --            --        1.24%
      All contract charges                           --            61           $  6,971          0.78%         --
2013  Lowest contract charge 0.90% Class B      $105.11            --                 --            --        3.44%
      Highest contract charge 1.34% Class B     $104.34            --                 --            --        2.98%
      All contract charges                           --            60           $  6,833          1.27%         --
2012  Lowest contract charge 0.90% Class B(a)   $101.61            --                 --            --        2.14%
      Highest contract charge 1.34% Class B     $101.32            --                 --            --        3.13%
      All contract charges                           --            37           $  4,099          1.00%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2016  Lowest contract charge 0.50% Class B      $158.32            --                 --            --        4.21%
      Highest contract charge 1.45% Class B     $139.42            --                 --            --        3.22%
      All contract charges                           --         1,464           $206,424          0.94%         --
2015  Lowest contract charge 0.50% Class B      $151.92            --                 --            --       (1.15)%
      Highest contract charge 1.45% Class B     $135.07            --                 --            --       (2.09)%
      All contract charges                           --         1,489           $202,513          0.83%         --
2014  Lowest contract charge 0.50% Class B      $153.69            --                 --            --        2.64%
      Highest contract charge 1.45% Class B     $137.96            --                 --            --        1.67%
      All contract charges                           --         1,503           $208,413          1.02%         --
2013  Lowest contract charge 0.50% Class B      $149.73            --                 --            --        9.69%
      Highest contract charge 1.45% Class B     $135.70            --                 --            --        8.64%
      All contract charges                           --         1,495           $203,468          1.43%         --
2012  Lowest contract charge 0.50% Class B      $136.50            --                 --            --        6.83%
      Highest contract charge 1.45% Class B     $124.91            --                 --            --        5.81%
      All contract charges                           --         1,444           $180,296          0.84%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B      $301.70            --                 --            --        3.96%
      Highest contract charge 1.45% Class B     $300.37            --                 --            --        2.97%
      All contract charges                           --         1,497           $348,728          0.91%         --
2015  Lowest contract charge 0.50% Class B      $290.21            --                 --            --       (2.22)%
      Highest contract charge 1.45% Class B     $291.72            --                 --            --       (3.15)%
      All contract charges                           --         1,629           $363,975          0.88%         --
2014  Lowest contract charge 0.50% Class B      $296.80            --                 --            --        1.18%
      Highest contract charge 1.45% Class B     $301.21            --                 --            --        0.21%
      All contract charges                           --         1,741           $398,475          0.95%         --
2013  Lowest contract charge 0.50% Class B      $293.34            --                 --            --       19.76%
      Highest contract charge 1.45% Class B     $300.57            --                 --            --       18.61%
      All contract charges                           --         1,872           $425,169          0.82%         --
2012  Lowest contract charge 0.50% Class B      $244.94            --                 --            --       16.39%
      Highest contract charge 1.45% Class B     $253.40            --                 --            --       15.28%
      All contract charges                           --         2,004           $382,122          1.42%         --
AXA GROWTH STRATEGY
2016  Lowest contract charge 1.10% Class A      $155.76            --                 --            --        6.90%
      Highest contract charge 1.25% Class A     $154.04            --                 --            --        6.74%
      All contract charges                           --             9           $  1,370          0.95%         --
2015  Lowest contract charge 1.10% Class A      $145.70            --                 --            --       (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --                 --            --       (2.22)%
      All contract charges                           --             9           $  1,292          1.14%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 1.10% Class A      $148.77            --                 --            --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --                 --            --         4.30%
      All contract charges                           --             9           $  1,323          1.35%          --
2013  Lowest contract charge 1.10% Class A      $142.43            --                 --            --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --                 --            --        18.70%
      All contract charges                           --             9           $  1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A      $119.81            --                 --            --         9.99%
      Highest contract charge 1.25% Class A     $119.21            --                 --            --         9.82%
      All contract charges                           --            11           $  1,267          0.73%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B      $ 87.21            --                 --            --        (0.18)%
      Highest contract charge 1.45% Class B     $137.71            --                 --            --        (1.23)%
      All contract charges                           --         1,317           $150,471          0.29%          --
2015  Lowest contract charge 0.40% Class B      $ 87.37            --                 --            --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --                 --            --        (5.73)%
      All contract charges                           --         1,380           $159,218          0.06%          --
2014  Lowest contract charge 0.40% Class B(d)   $ 91.71            --                 --            --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --                 --            --        (7.60)%
      All contract charges                           --         1,438           $175,794          1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --                 --            --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --                 --            --        15.82%
      All contract charges                           --         1,071           $140,564          0.87%          --
2012  Lowest contract charge 0.50% Class B      $111.98            --                 --            --        15.73%
      Highest contract charge 1.45% Class B     $138.21            --                 --            --        14.62%
      All contract charges                           --         1,125           $127,018          1.47%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B      $109.81            --                 --            --        (0.62)%
      Highest contract charge 1.34% Class B     $111.17            --                 --            --        (1.45)%
      All contract charges                           --            80           $  8,711          1.28%          --
2015  Lowest contract charge 0.50% Class B      $110.49            --                 --            --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --                 --            --        (3.71)%
      All contract charges                           --            77           $  8,446          0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --                 --            --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --                 --            --        (7.70)%
      All contract charges                           --            62           $  7,169          0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --                 --            --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --                 --            --        19.49%
      All contract charges                           --            54           $  6,695          0.00%          --
2012  Lowest contract charge 0.70% Class B      $107.84            --                 --            --        15.77%
      Highest contract charge 1.34% Class B     $106.23            --                 --            --        15.03%
      All contract charges                           --            42           $  4,447          0.66%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B      $116.39            --                 --            --         0.34%
      Highest contract charge 1.45% Class B     $134.53            --                 --            --        (0.72)%
      All contract charges                           --         1,359           $170,173          0.47%          --
2015  Lowest contract charge 0.40% Class B      $115.99            --                 --            --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --                 --            --        (4.56)%
      All contract charges                           --         1,434           $180,159          0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --                 --            --        (8.52)%
      All contract charges                           --         1,507           $198,047          1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --                 --            --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --                 --            --        17.60%
      All contract charges                           --         1,611           $231,103          1.13%          --
2012  Lowest contract charge 0.40% Class B(b)   $109.45            --                 --            --         9.20%
      Highest contract charge 1.45% Class B     $131.98            --                 --            --        15.76%
      All contract charges                           --         1,740           $211,658          1.81%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $164.52            --                 --            --        9.29%
      Highest contract charge 1.45% Class B   $147.98            --                 --            --        8.24%
      All contract charges                         --           193           $ 29,417          1.10%         --
2015  Lowest contract charge 0.50% Class B    $150.54            --                 --            --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --                 --            --       (1.08)%
      All contract charges                         --           210           $ 29,443          0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --                 --            --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --                 --            --       10.00%
      All contract charges                         --           226           $ 31,988          1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --            --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --            --       29.66%
      All contract charges                         --           127           $ 16,453          0.50%         --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --            --       14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --            --       13.32%
      All contract charges                         --           136           $ 13,441          1.09%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $114.49            --                 --            --        4.99%
      Highest contract charge 1.45% Class B   $165.63            --                 --            --        3.99%
      All contract charges                         --         2,596           $631,454          0.56%         --
2015  Lowest contract charge 0.50% Class B    $109.05            --                 --            --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --                 --            --        2.52%
      All contract charges                         --         2,799           $652,035          0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --                 --            --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --                 --            --        9.48%
      All contract charges                         --         2,986           $677,417          0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --            --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --            --       33.42%
      All contract charges                         --         1,355           $283,323          0.17%         --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --            --       13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --            --       12.09%
      All contract charges                         --         1,473           $230,620          0.57%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.70% Class A    $187.43            --                 --            --       14.52%
      Highest contract charge 1.45% Class A   $175.77            --                 --            --       13.66%
      All contract charges                         --         4,488           $752,898          1.68%         --
2015  Lowest contract charge 0.70% Class A    $163.67            --                 --            --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --                 --            --       (5.41)%
      All contract charges                         --         4,848           $714,601          1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --                 --            --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --                 --            --       10.60%
      All contract charges                         --         5,193           $808,406          1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --            --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --            --       30.55%
      All contract charges                         --         5,346           $751,645          1.05%         --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --            --       15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --            --       14.18%
      All contract charges                         --         5,838           $627,943          1.55%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B    $167.02            --                 --            --       14.86%
      Highest contract charge 1.30% Class B   $121.52            --                 --            --       13.85%
      All contract charges                         --           552           $ 94,855          1.68%         --
2015  Lowest contract charge 0.40% Class B    $145.41            --                 --            --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --                 --            --       (5.25)%
      All contract charges                         --           619           $ 92,983          1.57%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY (CONTINUED)
2014     Lowest contract charge 0.40% Class B        $152.11            --                  --           --       11.78%
         Highest contract charge 1.30% Class B       $112.66            --                  --           --       10.79%
         All contract charges                             --           682          $  108,045         1.37%         --
2013     Lowest contract charge 0.40% Class B        $136.08            --                  --           --       31.95%
         Highest contract charge 1.30% Class B       $101.69            --                  --           --       30.77%
         All contract charges                             --           653          $   93,695         1.05%         --
2012     Lowest contract charge 0.40% Class B(b)     $103.13            --                  --           --        3.04%
         Highest contract charge 1.30% Class B       $ 77.76            --                  --           --       14.37%
         All contract charges                             --           729          $   79,920         1.55%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B        $310.86            --                  --           --       17.08%
         Highest contract charge 1.45% Class B       $211.55            --                  --           --       15.98%
         All contract charges                             --         1,901          $  505,176         1.22%         --
2015     Lowest contract charge 0.50% Class B        $265.50            --                  --           --       (4.02)%
         Highest contract charge 1.45% Class B       $182.41            --                  --           --       (4.94)%
         All contract charges                             --         2,042          $  467,179         0.75%         --
2014     Lowest contract charge 0.50% Class B        $276.62            --                  --           --       10.32%
         Highest contract charge 1.45% Class B       $191.89            --                  --           --        9.26%
         All contract charges                             --         2,184          $  524,830         0.58%         --
2013     Lowest contract charge 0.50% Class B        $250.75            --                  --           --       32.41%
         Highest contract charge 1.45% Class B       $175.62            --                  --           --       31.15%
         All contract charges                             --         2,362          $  518,799         0.51%         --
2012     Lowest contract charge 0.50% Class B        $189.37            --                  --           --       18.03%
         Highest contract charge 1.45% Class B       $133.91            --                  --           --       16.90%
         All contract charges                             --         2,547          $  426,205         1.21%         --
AXA MODERATE ALLOCATION
2016     Lowest contract charge 0.70% Class A        $211.14            --                  --           --        4.62%
         Highest contract charge 1.45% Class A       $160.53            --                  --           --        3.84%
         All contract charges                             --        11,858          $1,132,721         0.90%         --
2015     Lowest contract charge 0.70% Class A        $201.82            --                  --           --       (1.58)%
         Highest contract charge 1.45% Class A       $154.60            --                  --           --       (2.32)%
         All contract charges                             --        12,791          $1,164,680         0.82%         --
2014     Lowest contract charge 0.70% Class A        $205.05            --                  --           --        2.31%
         Highest contract charge 1.45% Class A       $158.27            --                  --           --        1.53%
         All contract charges                             --        13,795          $1,271,667         1.09%         --
2013     Lowest contract charge 0.70% Class A        $200.42            --                  --           --       12.32%
         Highest contract charge 1.45% Class A       $155.88            --                  --           --       11.48%
         All contract charges                             --        14,831          $1,331,767         1.61%         --
2012     Lowest contract charge 0.50% Class A        $111.06            --                  --           --        8.26%
         Highest contract charge 1.45% Class A       $139.83            --                  --           --        7.22%
         All contract charges                             --        16,009          $1,275,105         0.78%         --
AXA MODERATE ALLOCATION
2016     Lowest contract charge 0.40% Class B        $122.66            --                  --           --        4.94%
         Highest contract charge 1.30% Class B       $120.63            --                  --           --        4.01%
         All contract charges                             --         3,061          $  471,480         0.90%         --
2015     Lowest contract charge 0.40% Class B        $116.89            --                  --           --       (1.28)%
         Highest contract charge 1.30% Class B       $115.98            --                  --           --       (2.16)%
         All contract charges                             --         3,011          $  443,187         0.82%         --
2014     Lowest contract charge 0.40% Class B        $118.40            --                  --           --        2.62%
         Highest contract charge 1.30% Class B       $118.54            --                  --           --        1.71%
         All contract charges                             --         2,887          $  432,074         1.09%         --
2013     Lowest contract charge 0.40% Class B        $115.38            --                  --           --       12.65%
         Highest contract charge 1.30% Class B       $116.55            --                  --           --       11.66%
         All contract charges                             --         2,631          $  385,285         1.61%         --
2012     Lowest contract charge 0.40% Class B(b)     $102.42            --                  --           --        2.26%
         Highest contract charge 1.30% Class B       $104.38            --                  --           --        7.40%
         All contract charges                             --         2,366          $  307,939         0.78%         --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA MODERATE GROWTH STRATEGY
2016  Lowest contract charge 0.50% Class B       $133.44            --                  --           --        6.52%
      Highest contract charge 1.45% Class B      $127.63            --                  --           --        5.51%
      All contract charges                            --           392          $   50,651         1.01%         --
2015  Lowest contract charge 0.50% Class B       $125.27            --                  --           --       (1.28)%
      Highest contract charge 1.45% Class B      $120.97            --                  --           --       (2.23)%
      All contract charges                            --           304          $   37,073         1.26%         --
2014  Lowest contract charge 0.50% Class B       $126.90            --                  --           --        4.48%
      Highest contract charge 1.45% Class B      $123.73            --                  --           --        3.49%
      All contract charges                            --           204          $   25,397         1.56%         --
2013  Lowest contract charge 0.50% Class B       $121.46            --                  --           --       16.30%
      Highest contract charge 1.45% Class B      $119.56            --                  --           --       15.19%
      All contract charges                            --           103          $   12,401         3.60%         --
2012  Lowest contract charge 0.50% Class B(a)    $104.44            --                  --           --        6.29%
      Highest contract charge 1.45% Class B(a)   $103.79            --                  --           --        5.70%
      All contract charges                            --            24          $    2,581         1.62%         --
AXA MODERATE-PLUS ALLOCATION
2016  Lowest contract charge 0.50% Class B       $190.50            --                  --           --        6.73%
      Highest contract charge 1.45% Class B      $167.76            --                  --           --        5.72%
      All contract charges                            --         6,382          $1,086,620         0.91%         --
2015  Lowest contract charge 0.50% Class B       $178.48            --                  --           --       (1.78)%
      Highest contract charge 1.45% Class B      $158.68            --                  --           --       (2.72)%
      All contract charges                            --         6,504          $1,044,145         0.90%         --
2014  Lowest contract charge 0.50% Class B       $181.72            --                  --           --        3.25%
      Highest contract charge 1.45% Class B      $163.12            --                  --           --        2.26%
      All contract charges                            --         6,570          $1,080,414         1.32%         --
2013  Lowest contract charge 0.50% Class B       $176.00            --                  --           --       19.19%
      Highest contract charge 1.45% Class B      $159.51            --                  --           --       18.05%
      All contract charges                            --         6,592          $1,057,036         2.15%         --
2012  Lowest contract charge 0.50% Class B       $147.66            --                  --           --       10.96%
      Highest contract charge 1.45% Class B      $135.12            --                  --           --        9.91%
      All contract charges                            --         6,573          $  890,720         0.81%         --
AXA SMARTBETA EQUITY
2016  Lowest contract charge 0.50% Class B(g)    $101.16            --                  --           --        5.38%
      Highest contract charge 1.25% Class B      $ 99.92            --                  --           --        4.58%
      All contract charges                            --             3          $      392         2.12%         --
2015  Lowest contract charge 0.90% Class B(g)    $ 95.76            --                  --           --       (2.94)%
      Highest contract charge 1.25% Class B(g)   $ 95.54            --                  --           --       (3.15)%
      All contract charges                            --            --          $       74         3.31%         --
AXA/AB DYNAMIC MODERATE GROWTH
2016  Lowest contract charge 0.50% Class B       $127.68            --                  --           --        3.26%
      Highest contract charge 1.34% Class B      $122.75            --                  --           --        2.39%
      All contract charges                            --           134          $   16,587         0.41%         --
2015  Lowest contract charge 0.50% Class B       $123.65            --                  --           --       (1.11)%
      Highest contract charge 1.34% Class B      $119.89            --                  --           --       (1.95)%
      All contract charges                            --           120          $   14,425         0.80%         --
2014  Lowest contract charge 0.50% Class B(a)    $125.04            --                  --           --        4.25%
      Highest contract charge 1.34% Class B      $122.27            --                  --           --        3.37%
      All contract charges                            --            95          $   11,621         1.09%         --
2013  Lowest contract charge 0.70% Class B       $119.54            --                  --           --       15.35%
      Highest contract charge 1.34% Class B      $118.28            --                  --           --       14.61%
      All contract charges                            --            46          $    5,435         0.42%         --
2012  Lowest contract charge 0.70% Class B(a)    $103.63            --                  --           --        6.00%
      Highest contract charge 1.34% Class B(a)   $103.20            --                  --           --        5.62%
      All contract charges                            --            13          $    1,420         0.72%         --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.70% Class A       $304.61            --                 --            --       11.79%
      Highest contract charge 1.45% Class A      $248.18            --                 --            --       10.95%
      All contract charges                            --           819           $283,441          0.36%         --
2015  Lowest contract charge 0.70% Class A       $272.48            --                 --            --       (3.59)%
      Highest contract charge 1.45% Class A      $223.69            --                 --            --       (4.32)%
      All contract charges                            --           887           $276,150          0.05%         --
2014  Lowest contract charge 0.70% Class A       $282.62            --                 --            --        2.85%
      Highest contract charge 1.45% Class A      $233.78            --                 --            --        2.07%
      All contract charges                            --           955           $310,247          0.06%         --
2013  Lowest contract charge 0.70% Class A       $274.79            --                 --            --       37.20%
      Highest contract charge 1.45% Class A      $229.03            --                 --            --       36.17%
      All contract charges                            --         1,032           $327,707          0.05%         --
2012  Lowest contract charge 0.50% Class A       $136.80            --                 --            --       15.01%
      Highest contract charge 1.45% Class A      $168.20            --                 --            --       13.91%
      All contract charges                            --         1,112           $259,067          0.21%         --
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $200.63            --                 --            --       12.01%
      Highest contract charge 1.30% Class B      $191.00            --                 --            --       11.13%
      All contract charges                            --           252           $ 61,734          0.36%         --
2015  Lowest contract charge 0.50% Class B       $179.11            --                 --            --       (3.39)%
      Highest contract charge 1.30% Class B      $171.87            --                 --            --       (4.16)%
      All contract charges                            --           250           $ 55,409          0.05%         --
2014  Lowest contract charge 0.50% Class B       $185.40            --                 --            --        3.06%
      Highest contract charge 1.30% Class B      $179.33            --                 --            --        2.25%
      All contract charges                            --           248           $ 58,063          0.06%         --
2013  Lowest contract charge 0.50% Class B       $179.90            --                 --            --       37.49%
      Highest contract charge 1.30% Class B      $175.39            --                 --            --       36.39%
      All contract charges                            --           250           $ 58,082          0.05%         --
2012  Lowest contract charge 0.50% Class B       $130.85            --                 --            --       15.00%
      Highest contract charge 1.30% Class B      $128.59            --                 --            --       14.10%
      All contract charges                            --           248           $ 42,946          0.21%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $190.69            --                 --            --        0.38%
      Highest contract charge 1.45% Class B      $167.04            --                 --            --       (0.58)%
      All contract charges                            --           887           $152,942          0.00%         --
2015  Lowest contract charge 0.50% Class B       $189.97            --                 --            --        0.76%
      Highest contract charge 1.45% Class B      $168.01            --                 --            --       (0.20)%
      All contract charges                            --         1,022           $177,302          0.00%         --
2014  Lowest contract charge 0.50% Class B       $188.54            --                 --            --        3.28%
      Highest contract charge 1.45% Class B      $168.35            --                 --            --        2.30%
      All contract charges                            --         1,111           $192,775          0.00%         --
2013  Lowest contract charge 0.50% Class B       $182.55            --                 --            --       38.38%
      Highest contract charge 1.45% Class B      $164.57            --                 --            --       37.06%
      All contract charges                            --         1,169           $197,650          0.00%         --
2012  Lowest contract charge 0.50% Class B       $131.92            --                 --            --       19.83%
      Highest contract charge 1.45% Class B      $120.07            --                 --            --       18.68%
      All contract charges                            --         1,067           $131,515          0.01%         --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
2016  Lowest contract charge 0.50% Class B       $102.24            --                 --            --        4.35%
      Highest contract charge 1.25% Class B      $100.98            --                 --            --        3.56%
      All contract charges                            --            26           $  2,603          4.08%         --
2015  Lowest contract charge 0.50% Class B(g)    $ 97.98            --                 --            --       (2.28)%
      Highest contract charge 1.25% Class B(g)   $ 97.51            --                 --            --       (2.72)%
      All contract charges                            --             7           $    678          3.46%         --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2016     Lowest contract charge 0.40% Class B          $130.96           --                  --            --         9.99%
         Highest contract charge 1.45% Class B         $132.13           --                  --            --         8.85%
         All contract charges                               --          668             $89,565          2.48%          --
2015     Lowest contract charge 0.40% Class B          $119.06           --                  --            --        (3.42)%
         Highest contract charge 1.45% Class B         $121.39           --                  --            --        (4.44)%
         All contract charges                               --          710             $87,422          2.32%          --
2014     Lowest contract charge 0.40% Class B          $123.27           --                  --            --         5.77%
         Highest contract charge 1.45% Class B         $127.03           --                  --            --         4.65%
         All contract charges                               --          722             $92,522          2.38%          --
2013     Lowest contract charge 0.40% Class B          $116.54           --                  --            --        14.12%
         Highest contract charge 1.45% Class B         $121.38           --                  --            --        12.92%
         All contract charges                               --          664             $81,308          2.40%          --
2012     Lowest contract charge 0.40% Class B(b)       $102.12           --                  --            --         2.16%
         Highest contract charge 1.45% Class B         $107.49           --                  --            --         9.61%
         All contract charges                               --          669             $72,627          3.08%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B          $172.18           --                  --            --        24.24%
         Highest contract charge 1.45% Class B         $155.96           --                  --            --        23.06%
         All contract charges                               --          123             $19,631          0.38%          --
2015     Lowest contract charge 0.50% Class B          $138.59           --                  --            --        (7.01)%
         Highest contract charge 1.45% Class B         $126.74           --                  --            --        (7.89)%
         All contract charges                               --          127             $16,276          0.23%          --
2014     Lowest contract charge 0.50% Class B          $149.03           --                  --            --         1.62%
         Highest contract charge 1.45% Class B         $137.60           --                  --            --         0.64%
         All contract charges                               --          137             $18,940          0.02%          --
2013     Lowest contract charge 0.50% Class B          $146.66           --                  --            --        36.00%
         Highest contract charge 1.45% Class B         $136.72           --                  --            --        34.70%
         All contract charges                               --          144             $19,941          0.11%          --
2012     Lowest contract charge 0.50% Class B          $107.84           --                  --            --        16.24%
         Highest contract charge 1.45% Class B         $101.50           --                  --            --        15.13%
         All contract charges                               --          148             $15,132          0.72%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B          $124.18           --                  --            --         8.95%
         Highest contract charge 1.34% Class B         $114.45           --                  --            --         8.03%
         All contract charges                               --          600             $69,558          1.63%          --
2015     Lowest contract charge 0.50% Class B          $113.98           --                  --            --        (3.28)%
         Highest contract charge 1.34% Class B         $105.94           --                  --            --        (4.10)%
         All contract charges                               --          646             $69,206          1.24%          --
2014     Lowest contract charge 0.50% Class B          $117.85           --                  --            --         4.94%
         Highest contract charge 1.34% Class B         $110.47           --                  --            --         4.06%
         All contract charges                               --          646             $72,011          1.75%          --
2013     Lowest contract charge 0.50% Class B          $112.30           --                  --            --        22.68%
         Highest contract charge 1.34% Class B         $106.16           --                  --            --        21.63%
         All contract charges                               --          599             $64,174          1.18%          --
2012     Lowest contract charge 0.50% Class B          $ 91.54           --                  --            --        14.14%
         Highest contract charge 1.34% Class B         $ 87.28           --                  --            --        13.19%
         All contract charges                               --          589             $51,679          1.81%          --
AXA/HORIZON SMALL CAP VALUE
2016     Lowest contract charge 0.50% Class B          $108.45           --                  --            --        23.63%
         Highest contract charge 1.25% Class B(g)      $107.12           --                  --            --        22.70%
         All contract charges                               --            3             $   307          3.23%          --
2015     Lowest contract charge 0.50% Class B(g)       $ 87.72           --                  --            --       (11.70)%
         Highest contract charge 1.20% Class B(g)      $ 87.33           --                  --            --       (12.07)%
         All contract charges                               --            1             $    76          0.81%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/JANUS ENTERPRISE
2016  Lowest contract charge 0.40% Class B       $125.92            --                 --            --        (4.71)%
      Highest contract charge 1.45% Class B      $192.44            --                 --            --        (5.72)%
      All contract charges                            --         1,279           $244,983          0.00%          --
2015  Lowest contract charge 0.40% Class B       $132.15            --                 --            --        (5.87)%
      Highest contract charge 1.45% Class B      $204.11            --                 --            --        (6.86)%
      All contract charges                            --         1,341           $269,875          0.00%          --
2014  Lowest contract charge 0.40% Class B       $140.39            --                 --            --        (1.11)%
      Highest contract charge 1.45% Class B      $219.15            --                 --            --        (2.15)%
      All contract charges                            --         1,333           $287,981          0.00%          --
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --            --        37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --            --        36.53%
      All contract charges                            --         1,315           $290,113          0.00%          --
2012  Lowest contract charge 0.40% Class B(b)    $102.88            --                 --            --         2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --            --         7.17%
      All contract charges                            --         1,334           $215,643          0.48%          --
AXA/LOOMIS SAYLES GROWTH
2016  Lowest contract charge 0.40% Class B       $160.84            --                 --            --         6.38%
      Highest contract charge 1.45% Class B      $215.32            --                 --            --         5.27%
      All contract charges                            --           286           $ 61,039          0.37%          --
2015  Lowest contract charge 0.40% Class B       $151.19            --                 --            --        11.08%
      Highest contract charge 1.45% Class B      $204.55            --                 --            --         9.91%
      All contract charges                            --           223           $ 45,979          0.12%          --
2014  Lowest contract charge 0.40% Class B       $136.11            --                 --            --         7.39%
      Highest contract charge 1.45% Class B      $186.11            --                 --            --         6.26%
      All contract charges                            --           223           $ 42,010          0.11%          --
2013  Lowest contract charge 0.40% Class B       $126.74            --                 --            --        26.75%
      Highest contract charge 1.45% Class B      $175.15            --                 --            --        25.43%
      All contract charges                            --           255           $ 44,612          0.81%          --
2012  Lowest contract charge 0.40% Class B(b)    $ 99.99            --                 --            --        (0.22)%
      Highest contract charge 1.45% Class B      $139.64            --                 --            --        10.94%
      All contract charges                            --           277           $ 38,861          0.84%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B       $153.85            --                 --            --        12.60%
      Highest contract charge 1.45% Class B      $139.36            --                 --            --        11.52%
      All contract charges                            --           189           $ 26,930          2.21%          --
2015  Lowest contract charge 0.50% Class B       $136.64            --                 --            --        (2.87)%
      Highest contract charge 1.45% Class B      $124.96            --                 --            --        (3.80)%
      All contract charges                            --           203           $ 25,859          1.81%          --
2014  Lowest contract charge 0.50% Class B       $140.68            --                 --            --         9.16%
      Highest contract charge 1.45% Class B      $129.89            --                 --            --         8.11%
      All contract charges                            --           225           $ 29,735          1.75%          --
2013  Lowest contract charge 0.50% Class B       $128.88            --                 --            --        28.62%
      Highest contract charge 1.45% Class B      $120.15            --                 --            --        27.40%
      All contract charges                            --           251           $ 30,649          0.70%          --
2012  Lowest contract charge 0.50% Class B       $100.20            --                 --            --        13.63%
      Highest contract charge 1.45% Class B      $ 94.31            --                 --            --        12.54%
      All contract charges                            --           277           $ 26,266          1.35%          --
AXA/PACIFIC GLOBAL SMALL CAP VALUE
2016  Lowest contract charge 0.50% Class B       $103.81            --                 --            --        28.22%
      Highest contract charge 1.25% Class B      $102.53            --                 --            --        27.26%
      All contract charges                            --             4           $    404          0.97%          --
2015  Lowest contract charge 0.50% Class B(g)    $ 80.96            --                 --            --       (17.53)%
      Highest contract charge 1.25% Class B(g)   $ 80.57            --                 --            --       (17.91)%
      All contract charges                            --             1           $    121          0.22%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B       $125.28           --                  --            --        4.74%
      Highest contract charge 1.45% Class B      $113.48           --                  --            --        3.75%
      All contract charges                            --          381             $43,936          0.69%         --
2015  Lowest contract charge 0.50% Class B       $119.61           --                  --            --       (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --                  --            --       (4.05)%
      All contract charges                            --          399             $44,162          0.00%         --
2014  Lowest contract charge 0.50% Class B       $123.46           --                  --            --        0.59%
      Highest contract charge 1.45% Class B      $114.00           --                  --            --       (0.37)%
      All contract charges                            --          405             $46,619          1.40%         --
2013  Lowest contract charge 0.50% Class B       $122.73           --                  --            --       26.30%
      Highest contract charge 1.45% Class B      $114.42           --                  --            --       25.10%
      All contract charges                            --          394             $45,428          0.82%         --
2012  Lowest contract charge 0.50% Class B       $ 97.17           --                  --            --       18.75%
      Highest contract charge 1.45% Class B      $ 91.46           --                  --            --       17.60%
      All contract charges                            --          379             $34,837          1.35%         --
CHARTER/SM/ INTERNATIONAL MODERATE
2016  Lowest contract charge 0.50% Class B       $ 96.45           --                  --            --        4.86%
      Highest contract charge 1.25% Class B(g)   $ 95.27           --                  --            --        4.07%
      All contract charges                            --           --             $    51          3.30%         --
2015  Lowest contract charge 0.50% Class B(g)    $ 91.98           --                  --            --       (6.45)%
      Highest contract charge 1.20% Class B(g)   $ 91.57           --                  --            --       (6.85)%
      All contract charges                            --           --             $    23          3.08%         --
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.70% Class A       $120.09           --                  --            --        2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --                  --            --        1.44%
      All contract charges                            --          370             $61,071          1.95%         --
2015  Lowest contract charge 0.70% Class A       $117.49           --                  --            --       (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --                  --            --       (2.08)%
      All contract charges                            --          401             $65,307          1.52%         --
2014  Lowest contract charge 0.70% Class A       $119.08           --                  --            --        1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --                  --            --        0.90%
      All contract charges                            --          433             $72,235          2.48%         --
2013  Lowest contract charge 0.70% Class A       $117.13           --                  --            --       (1.70)%
      Highest contract charge 1.45% Class A      $ 96.89           --                  --            --       (2.45)%
      All contract charges                            --          476             $78,335          3.40%         --
2012  Lowest contract charge 0.50% Class A       $102.94           --                  --            --        4.81%
      Highest contract charge 1.45% Class A      $ 99.32           --                  --            --        3.80%
      All contract charges                            --          520             $87,757          2.29%         --
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.50% Class B       $135.69           --                  --            --        2.42%
      Highest contract charge 1.30% Class B      $ 95.37           --                  --            --        1.61%
      All contract charges                            --          249             $25,975          1.95%         --
2015  Lowest contract charge 0.50% Class B       $132.49           --                  --            --       (1.13)%
      Highest contract charge 1.30% Class B      $ 93.86           --                  --            --       (1.92)%
      All contract charges                            --          256             $26,346          1.52%         --
2014  Lowest contract charge 0.50% Class B       $134.01           --                  --            --        1.88%
      Highest contract charge 1.30% Class B      $ 95.70           --                  --            --        1.08%
      All contract charges                            --          262             $27,445          2.48%         --
2013  Lowest contract charge 0.50% Class B       $131.54           --                  --            --       (1.36)%
      Highest contract charge 1.30% Class B      $ 94.68           --                  --            --       (2.15)%
      All contract charges                            --          275             $28,502          3.40%         --
2012  Lowest contract charge 0.50% Class B       $133.36           --                  --            --        4.79%
      Highest contract charge 1.30% Class B      $ 96.76           --                  --            --        3.96%
      All contract charges                            --          300             $31,613          2.29%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ REAL ASSETS
2016  Lowest contract charge 0.50% Class B(g)    $ 97.41            --                 --            --        12.15%
      Highest contract charge 1.25% Class B      $ 96.22            --                 --            --        11.31%
      All contract charges                            --             1           $    170          3.31%          --
2015  Lowest contract charge 1.20% Class B(g)    $ 86.47            --                 --            --       (12.49)%
      Highest contract charge 1.25% Class B(g)   $ 86.44            --                 --            --       (12.52)%
      All contract charges                            --            --           $     13          2.81%          --
CHARTER/SM/ SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $183.29            --                 --            --         8.81%
      Highest contract charge 1.45% Class B      $163.00            --                 --            --         7.77%
      All contract charges                            --           244           $ 40,272          0.00%          --
2015  Lowest contract charge 0.50% Class B       $168.45            --                 --            --        (6.52)%
      Highest contract charge 1.45% Class B      $151.25            --                 --            --        (7.41)%
      All contract charges                            --           265           $ 40,398          0.26%          --
2014  Lowest contract charge 0.70% Class B       $176.51            --                 --            --        (3.29)%
      Highest contract charge 1.45% Class B      $163.35            --                 --            --        (4.02)%
      All contract charges                            --           288           $ 47,082          0.00%          --
2013  Lowest contract charge 0.50% Class B       $185.94            --                 --            --        47.03%
      Highest contract charge 1.45% Class B      $170.19            --                 --            --        45.64%
      All contract charges                            --           340           $ 57,990          0.00%          --
2012  Lowest contract charge 0.50% Class B       $126.46            --                 --            --        10.81%
      Highest contract charge 1.45% Class B      $116.86            --                 --            --         9.76%
      All contract charges                            --           327           $ 38,523          0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2016  Lowest contract charge 0.50% Class B       $273.66            --                 --            --        24.61%
      Highest contract charge 1.45% Class B      $193.10            --                 --            --        23.43%
      All contract charges                            --           469           $117,210          1.36%          --
2015  Lowest contract charge 0.50% Class B       $219.62            --                 --            --       (13.57)%
      Highest contract charge 1.45% Class B      $156.45            --                 --            --       (14.40)%
      All contract charges                            --           504           $101,765          0.51%          --
2014  Lowest contract charge 0.50% Class B       $254.09            --                 --            --        (5.58)%
      Highest contract charge 1.45% Class B      $182.76            --                 --            --        (6.48)%
      All contract charges                            --           537           $126,327          0.16%          --
2013  Lowest contract charge 0.50% Class B       $269.12            --                 --            --        42.01%
      Highest contract charge 1.45% Class B      $195.43            --                 --            --        40.65%
      All contract charges                            --           592           $148,120          0.55%          --
2012  Lowest contract charge 0.50% Class B       $189.51            --                 --            --        16.19%
      Highest contract charge 1.45% Class B      $138.95            --                 --            --        15.08%
      All contract charges                            --           629           $112,152          0.58%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2016  Lowest contract charge 0.50% Class B       $258.55            --                 --            --        17.38%
      Highest contract charge 1.45% Class B      $274.64            --                 --            --        16.26%
      All contract charges                            --         2,429           $759,183          1.54%          --
2015  Lowest contract charge 0.50% Class B       $220.27            --                 --            --        (6.62)%
      Highest contract charge 1.45% Class B      $236.23            --                 --            --        (7.51)%
      All contract charges                            --         2,398           $648,716          1.31%          --
2014  Lowest contract charge 0.50% Class B       $235.89            --                 --            --         9.16%
      Highest contract charge 1.45% Class B      $255.41            --                 --            --         8.11%
      All contract charges                            --         2,356           $693,101          1.09%          --
2013  Lowest contract charge 0.50% Class B       $216.10            --                 --            --        37.04%
      Highest contract charge 1.45% Class B      $236.25            --                 --            --        35.74%
      All contract charges                            --         2,291           $629,177          1.65%          --
2012  Lowest contract charge 0.50% Class B       $157.69            --                 --            --        13.06%
      Highest contract charge 1.45% Class B      $174.05            --                 --            --        11.99%
      All contract charges                            --         2,239           $456,812          1.59%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2016  Lowest contract charge 0.50% Class B    $209.90            --                  --           --       12.42%
      Highest contract charge 1.45% Class B   $186.68            --                  --           --       11.35%
      All contract charges                         --           569          $  107,751         2.00%         --
2015  Lowest contract charge 0.50% Class B    $186.71            --                  --           --       (2.19)%
      Highest contract charge 1.45% Class B   $167.65            --                  --           --       (3.13)%
      All contract charges                         --           604          $  102,239         1.58%         --
2014  Lowest contract charge 0.50% Class B    $190.90            --                  --           --        8.13%
      Highest contract charge 1.45% Class B   $173.06            --                  --           --        7.09%
      All contract charges                         --           630          $  109,337         1.56%         --
2013  Lowest contract charge 0.50% Class B    $176.55            --                  --           --       31.10%
      Highest contract charge 1.45% Class B   $161.60            --                  --           --       29.85%
      All contract charges                         --           649          $  105,279         2.16%         --
2012  Lowest contract charge 0.50% Class B    $134.67            --                  --           --       17.15%
      Highest contract charge 1.45% Class B   $124.45            --                  --           --       16.02%
      All contract charges                         --           564          $   70,741         2.09%         --
EQ/CAPITAL GUARDIAN RESEARCH
2016  Lowest contract charge 0.70% Class B    $236.07            --                  --           --        7.66%
      Highest contract charge 1.45% Class B   $206.96            --                  --           --        6.86%
      All contract charges                         --           954          $  194,061         0.87%         --
2015  Lowest contract charge 0.70% Class B    $219.27            --                  --           --        1.20%
      Highest contract charge 1.45% Class B   $193.68            --                  --           --        0.43%
      All contract charges                         --         1,011          $  193,583         0.57%         --
2014  Lowest contract charge 0.70% Class B    $216.67            --                  --           --        9.74%
      Highest contract charge 1.45% Class B   $192.85            --                  --           --        8.91%
      All contract charges                         --         1,058          $  203,147         0.70%         --
2013  Lowest contract charge 0.70% Class B    $197.44            --                  --           --       30.84%
      Highest contract charge 1.45% Class B   $177.07            --                  --           --       29.85%
      All contract charges                         --         1,151          $  203,683         1.45%         --
2012  Lowest contract charge 0.70% Class B    $150.90            --                  --           --       16.59%
      Highest contract charge 1.45% Class B   $136.36            --                  --           --       15.71%
      All contract charges                         --         1,220          $  166,755         0.91%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.70% Class A    $250.51            --                  --           --       10.91%
      Highest contract charge 1.45% Class A   $170.82            --                  --           --       10.08%
      All contract charges                         --         3,867          $2,054,312         1.54%         --
2015  Lowest contract charge 0.70% Class A    $225.87            --                  --           --       (0.76)%
      Highest contract charge 1.45% Class A   $155.18            --                  --           --       (1.50)%
      All contract charges                         --         4,237          $2,036,713         1.35%         --
2014  Lowest contract charge 0.70% Class A    $227.59            --                  --           --       11.27%
      Highest contract charge 1.45% Class A   $157.55            --                  --           --       10.43%
      All contract charges                         --         4,600          $2,238,543         1.22%         --
2013  Lowest contract charge 0.70% Class A    $204.53            --                  --           --       31.54%
      Highest contract charge 1.45% Class A   $142.67            --                  --           --       30.55%
      All contract charges                         --         5,042          $2,214,801         1.28%         --
2012  Lowest contract charge 0.50% Class A    $102.86            --                  --           --       15.02%
      Highest contract charge 1.45% Class A   $109.28            --                  --           --       13.92%
      All contract charges                         --         5,579          $1,869,594         1.54%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.40% Class B    $166.28            --                  --           --       11.25%
      Highest contract charge 1.30% Class B   $152.11            --                  --           --       10.26%
      All contract charges                         --           881          $  144,886         1.54%         --
2015  Lowest contract charge 0.40% Class B    $149.47            --                  --           --       (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                  --           --       (1.34)%
      All contract charges                         --           870          $  130,043         1.35%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2014  Lowest contract charge 0.40% Class B       $150.16            --                 --            --        11.61%
      Highest contract charge 1.30% Class B      $139.83            --                 --            --        10.61%
      All contract charges                            --           888           $134,632          1.22%          --
2013  Lowest contract charge 0.40% Class B       $134.54            --                 --            --        31.94%
      Highest contract charge 1.30% Class B      $126.42            --                 --            --        30.76%
      All contract charges                            --           908           $125,249          1.28%          --
2012  Lowest contract charge 0.40% Class B(b)    $101.97            --                 --            --         1.74%
      Highest contract charge 1.30% Class B      $ 96.68            --                 --            --        14.12%
      All contract charges                            --           895           $ 93,945          1.54%          --
EQ/CORE BOND INDEX
2016  Lowest contract charge 0.40% Class B       $102.06            --                 --            --         0.97%
      Highest contract charge 1.45% Class B      $112.84            --                 --            --        (0.09)%
      All contract charges                            --           991           $114,324          1.52%          --
2015  Lowest contract charge 0.40% Class B       $101.08            --                 --            --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                 --            --        (1.03)%
      All contract charges                            --           963           $110,934          1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                 --            --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                 --            --         0.94%
      All contract charges                            --           956           $111,253          1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                 --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                 --            --        (3.02)%
      All contract charges                            --           981           $112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B(b)    $101.06            --                 --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                 --            --         1.66%
      All contract charges                            --         1,022           $120,948          1.43%          --
EQ/EMERGING MARKETS EQUITY PLUS
2016  Lowest contract charge 0.50% Class B       $ 81.33            --                 --            --         9.15%
      Highest contract charge 1.34% Class B      $ 78.86            --                 --            --         8.23%
      All contract charges                            --            72           $  5,741          0.92%          --
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                 --            --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                 --            --       (19.24)%
      All contract charges                            --            54           $  3,974          0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                 --            --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                 --            --        (4.46)%
      All contract charges                            --            33           $  3,010          0.73%          --
2013  Lowest contract charge 0.50% Class B(c)    $ 94.95            --                 --            --        (4.18)%
      Highest contract charge 1.34% Class B(c)   $ 94.43            --                 --            --        (4.67)%
      All contract charges                            --            12           $  1,233          1.05%          --
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.70% Class A       $276.23            --                 --            --        10.46%
      Highest contract charge 1.45% Class A      $189.97            --                 --            --         9.63%
      All contract charges                            --         2,006           $993,755          1.68%          --
2015  Lowest contract charge 0.70% Class A       $250.07            --                 --            --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                 --            --        (0.66)%
      All contract charges                            --         2,050           $923,739          1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                 --            --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                 --            --        11.34%
      All contract charges                            --         2,097           $950,100          1.41%          --
2013  Lowest contract charge 0.70% Class A       $ 222.7            --                 --            --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                 --            --        29.60%
      All contract charges                            --         2,171           $883,708          1.48%          --
2012  Lowest contract charge 0.50% Class A       $112.35            --                 --            --        14.65%
      Highest contract charge 1.45% Class A      $120.89            --                 --            --        13.57%
      All contract charges                            --         2,282           $715,915          1.69%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.40% Class B      $165.94            --                 --            --       10.78%
      Highest contract charge 1.30% Class B     $167.02            --                 --            --        9.81%
      All contract charges                           --         1,771           $325,092          1.68%         --
2015  Lowest contract charge 0.40% Class B      $149.79            --                 --            --        0.39%
      Highest contract charge 1.30% Class B     $152.10            --                 --            --       (0.51)%
      All contract charges                           --         1,478           $245,385          1.64%         --
2014  Lowest contract charge 0.40% Class B      $149.21            --                 --            --       12.53%
      Highest contract charge 1.30% Class B     $152.88            --                 --            --       11.52%
      All contract charges                           --         1,253           $207,743          1.41%         --
2013  Lowest contract charge 0.40% Class B      $132.60            --                 --            --       30.99%
      Highest contract charge 1.30% Class B     $137.09            --                 --            --       29.83%
      All contract charges                           --         1,095           $162,807          1.48%         --
2012  Lowest contract charge 0.40% Class B(b)   $101.23            --                 --            --        1.05%
      Highest contract charge 1.30% Class B     $105.59            --                 --            --       13.75%
      All contract charges                           --           986           $112,301          1.69%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2016  Lowest contract charge 0.50% Class B      $169.97            --                 --            --        7.16%
      Highest contract charge 1.45% Class B     $151.98            --                 --            --        6.14%
      All contract charges                           --           116           $ 17,653          0.01%         --
2015  Lowest contract charge 0.50% Class B      $158.62            --                 --            --        2.10%
      Highest contract charge 1.34% Class B     $144.91            --                 --            --        1.24%
      All contract charges                           --           127           $ 18,277          0.00%         --
2014  Lowest contract charge 0.50% Class B      $155.35            --                 --            --        1.13%
      Highest contract charge 1.34% Class B     $143.13            --                 --            --        0.28%
      All contract charges                           --           141           $ 20,188          0.00%         --
2013  Lowest contract charge 0.50% Class B      $153.61            --                 --            --       10.43%
      Highest contract charge 1.45% Class B     $141.35            --                 --            --        9.37%
      All contract charges                           --           149           $ 21,110          0.42%         --
2012  Lowest contract charge 0.50% Class B      $139.10            --                 --            --        4.72%
      Highest contract charge 1.45% Class B     $129.24            --                 --            --        3.72%
      All contract charges                           --           150           $ 19,467          0.00%         --
EQ/GAMCO SMALL COMPANY VALUE
2016  Lowest contract charge 0.00% Class B(i)   $120.04            --                 --            --       36.95%
      Highest contract charge 1.45% Class B     $317.46            --                 --            --       21.49%
      All contract charges                           --         2,786           $878,428          0.52%         --
2015  Lowest contract charge 0.40% Class B      $144.27            --                 --            --       (6.08)%
      Highest contract charge 1.45% Class B     $261.31            --                 --            --       (7.07)%
      All contract charges                           --         2,669           $692,281          0.54%         --
2014  Lowest contract charge 0.40% Class B      $153.61            --                 --            --        2.66%
      Highest contract charge 1.45% Class B     $281.18            --                 --            --        1.57%
      All contract charges                           --         2,576           $717,726          0.28%         --
2013  Lowest contract charge 0.40% Class B      $149.63            --                 --            --       38.56%
      Highest contract charge 1.45% Class B     $276.83            --                 --            --       37.10%
      All contract charges                           --         2,476           $678,585          0.28%         --
2012  Lowest contract charge 0.40% Class B(b)   $107.99            --                 --            --        7.26%
      Highest contract charge 1.45% Class B     $201.92            --                 --            --       16.14%
      All contract charges                           --         2,285           $456,724          1.31%         --
EQ/GLOBAL BOND PLUS
2016  Lowest contract charge 0.50% Class B      $124.43            --                 --            --        0.18%
      Highest contract charge 1.45% Class B     $111.71            --                 --            --       (0.78)%
      All contract charges                           --           473           $ 54,198          1.80%         --
2015  Lowest contract charge 0.50% Class B      $124.21            --                 --            --       (4.28)%
      Highest contract charge 1.45% Class B     $112.59            --                 --            --       (5.20)%
      All contract charges                           --           516           $ 59,622          0.04%         --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/GLOBAL BOND PLUS (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $129.77           --                  --            --        0.39%
      Highest contract charge 1.45% Class B      $118.76           --                  --            --       (0.58)%
      All contract charges                            --          573             $69,454          0.66%         --
2013  Lowest contract charge 0.50% Class B       $129.27           --                  --            --       (3.00)%
      Highest contract charge 1.45% Class B      $119.45           --                  --            --       (3.93)%
      All contract charges                            --          616             $74,946          0.01%         --
2012  Lowest contract charge 0.50% Class B       $133.27           --                  --            --        3.20%
      Highest contract charge 1.45% Class B      $124.33           --                  --            --        2.21%
      All contract charges                            --          684             $86,443          1.44%         --
EQ/HIGH YIELD BOND
2016  Lowest contract charge 0.50% Class B       $110.70           --                  --            --       11.17%
      Highest contract charge 1.34% Class B      $107.33           --                  --            --       10.23%
      All contract charges                            --           78             $ 8,523          6.19%         --
2015  Lowest contract charge 0.50% Class B       $ 99.58           --                  --            --       (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37           --                  --            --       (4.39)%
      All contract charges                            --           55             $ 5,403          7.01%         --
2014  Lowest contract charge 0.50% Class B(c)    $103.27           --                  --            --        1.40%
      Highest contract charge 1.34% Class B      $101.84           --                  --            --        0.54%
      All contract charges                            --           30             $ 3,131          5.58%         --
2013  Lowest contract charge 0.90% Class B(c)    $101.58           --                  --            --        1.91%
      Highest contract charge 1.34% Class B(c)   $101.29           --                  --            --        1.63%
      All contract charges                            --           10             $ 1,010          8.79%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.70% Class A       $164.36           --                  --            --       (0.25)%
      Highest contract charge 1.45% Class A      $137.29           --                  --            --       (1.00)%
      All contract charges                            --          257             $43,502          0.66%         --
2015  Lowest contract charge 0.70% Class A       $164.77           --                  --            --       (0.28)%
      Highest contract charge 1.45% Class A      $138.68           --                  --            --       (1.03)%
      All contract charges                            --          275             $46,641          0.58%         --
2014  Lowest contract charge 0.70% Class A       $165.23           --                  --            --        0.82%
      Highest contract charge 1.45% Class A      $140.12           --                  --            --        0.06%
      All contract charges                            --          295             $50,548          0.39%         --
2013  Lowest contract charge 0.70% Class A       $163.88           --                  --            --       (2.33)%
      Highest contract charge 1.45% Class A      $140.04           --                  --            --       (3.07)%
      All contract charges                            --          336             $56,347          0.21%         --
2012  Lowest contract charge 0.70% Class A       $167.79           --                  --            --        0.27%
      Highest contract charge 1.45% Class A      $144.47           --                  --            --       (0.49)%
      All contract charges                            --          374             $64,905          0.24%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.00% Class B       $100.70           --                  --            --        0.45%
      Highest contract charge 1.30% Class B      $106.37           --                  --            --       (0.84)%
      All contract charges                            --          113             $14,492          0.66%         --
2015  Lowest contract charge 0.00% Class B(h)    $100.25           --                  --            --       (0.16)%
      Highest contract charge 1.30% Class B      $107.27           --                  --            --       (0.86)%
      All contract charges                            --          104             $13,778          0.58%         --
2014  Lowest contract charge 0.50% Class B       $147.34           --                  --            --        1.02%
      Highest contract charge 1.30% Class B      $108.20           --                  --            --        0.22%
      All contract charges                            --          117             $15,511          0.39%         --
2013  Lowest contract charge 0.50% Class B       $145.85           --                  --            --       (2.13)%
      Highest contract charge 1.30% Class B      $107.96           --                  --            --       (2.90)%
      All contract charges                            --          132             $17,667          0.21%         --
2012  Lowest contract charge 0.50% Class B       $149.03           --                  --            --        0.47%
      Highest contract charge 1.30% Class B      $111.19           --                  --            --       (0.32)%
      All contract charges                            --          161             $22,012          0.24%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.70% Class A      $134.41            --                 --            --        1.48%
      Highest contract charge 1.45% Class A     $104.15            --                 --            --        0.72%
      All contract charges                           --         2,321           $312,628          2.70%         --
2015  Lowest contract charge 0.70% Class A      $132.45            --                 --            --       (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --                 --            --       (3.55)%
      All contract charges                           --         2,442           $325,879          2.31%         --
2014  Lowest contract charge 0.70% Class A      $136.30            --                 --            --       (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --                 --            --       (8.25)%
      All contract charges                           --         2,554           $352,788          2.95%         --
2013  Lowest contract charge 0.70% Class A      $147.43            --                 --            --       20.62%
      Highest contract charge 1.45% Class A     $116.86            --                 --            --       19.71%
      All contract charges                           --         2,709           $407,476          2.22%         --
2012  Lowest contract charge 0.50% Class A      $ 78.26            --                 --            --       15.68%
      Highest contract charge 1.45% Class A     $ 97.62            --                 --            --       14.58%
      All contract charges                           --         2,926           $367,081          2.99%         --
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.40% Class B      $122.27            --                 --            --        1.78%
      Highest contract charge 1.30% Class B     $ 79.00            --                 --            --        0.88%
      All contract charges                           --           321           $ 32,071          2.70%         --
2015  Lowest contract charge 0.40% Class B      $120.13            --                 --            --       (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --                 --            --       (3.39)%
      All contract charges                           --           360           $ 35,412          2.31%         --
2014  Lowest contract charge 0.40% Class B(b)   $123.24            --                 --            --       (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --                 --            --       (8.10)%
      All contract charges                           --           369           $ 37,872          2.95%         --
2013  Lowest contract charge 0.50% Class B      $123.74            --                 --            --       20.86%
      Highest contract charge 1.30% Class B     $ 88.20            --                 --            --       19.90%
      All contract charges                           --           418           $ 47,134          2.22%         --
2012  Lowest contract charge 0.50% Class B      $102.38            --                 --            --       15.68%
      Highest contract charge 1.30% Class B     $ 73.56            --                 --            --       14.78%
      All contract charges                           --           456           $ 42,914          2.99%         --
EQ/INVESCO COMSTOCK
2016  Lowest contract charge 0.50% Class B      $196.66            --                 --            --       16.79%
      Highest contract charge 1.45% Class B     $175.84            --                 --            --       15.68%
      All contract charges                           --           661           $117,507          2.49%         --
2015  Lowest contract charge 0.50% Class B      $168.39            --                 --            --       (6.66)%
      Highest contract charge 1.45% Class B     $152.01            --                 --            --       (7.55)%
      All contract charges                           --           718           $109,963          2.11%         --
2014  Lowest contract charge 0.50% Class B      $180.41            --                 --            --        8.37%
      Highest contract charge 1.45% Class B     $164.43            --                 --            --        7.34%
      All contract charges                           --           763           $125,870          1.98%         --
2013  Lowest contract charge 0.50% Class B      $166.47            --                 --            --       34.36%
      Highest contract charge 1.45% Class B     $153.19            --                 --            --       33.08%
      All contract charges                           --           267           $ 41,252          4.48%         --
2012  Lowest contract charge 0.50% Class B      $123.90            --                 --            --       17.83%
      Highest contract charge 1.45% Class B     $115.11            --                 --            --       16.70%
      All contract charges                           --           229           $ 26,677          1.29%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2016  Lowest contract charge 0.40% Class B      $189.84            --                 --            --       21.05%
      Highest contract charge 1.45% Class B     $193.64            --                 --            --       19.77%
      All contract charges                           --           406           $ 92,188          1.07%         --
2015  Lowest contract charge 0.40% Class B      $156.83            --                 --            --       (2.67)%
      Highest contract charge 1.45% Class B     $161.67            --                 --            --       (3.70)%
      All contract charges                           --           361           $ 69,659          0.71%         --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2014  Lowest contract charge 0.40% Class B(b)   $161.14            --                 --            --       13.92%
      Highest contract charge 1.45% Class B     $167.88            --                 --            --       12.72%
      All contract charges                           --           326           $ 66,253          1.07%         --
2013  Lowest contract charge 0.70% Class B      $169.26            --                 --            --       34.84%
      Highest contract charge 1.45% Class B     $148.94            --                 --            --       33.82%
      All contract charges                           --           325           $ 59,293          2.02%         --
2012  Lowest contract charge 0.70% Class B      $125.53            --                 --            --       15.24%
      Highest contract charge 1.45% Class B     $111.30            --                 --            --       14.36%
      All contract charges                           --           334           $ 45,422          0.96%         --
EQ/LARGE CAP GROWTH INDEX
2016  Lowest contract charge 0.50% Class B      $140.58            --                 --            --        5.82%
      Highest contract charge 1.45% Class B     $132.18            --                 --            --        4.80%
      All contract charges                           --         1,558           $214,005          1.04%         --
2015  Lowest contract charge 0.50% Class B      $132.85            --                 --            --        4.34%
      Highest contract charge 1.45% Class B     $126.12            --                 --            --        3.34%
      All contract charges                           --         1,518           $198,419          0.88%         --
2014  Lowest contract charge 0.50% Class B      $127.32            --                 --            --       11.67%
      Highest contract charge 1.45% Class B     $122.04            --                 --            --       10.61%
      All contract charges                           --         1,489           $187,443          0.94%         --
2013  Lowest contract charge 0.50% Class B      $114.01            --                 --            --       31.83%
      Highest contract charge 1.45% Class B     $110.33            --                 --            --       30.57%
      All contract charges                           --         1,479           $167,886          0.98%         --
2012  Lowest contract charge 0.50% Class B      $ 86.48            --                 --            --       14.15%
      Highest contract charge 1.45% Class B     $ 84.50            --                 --            --       13.06%
      All contract charges                           --         1,516           $131,427          1.24%         --
EQ/LARGE CAP VALUE INDEX
2016  Lowest contract charge 0.50% Class B      $114.95            --                 --            --       15.89%
      Highest contract charge 1.45% Class B     $103.20            --                 --            --       14.79%
      All contract charges                           --           748           $ 78,417          2.12%         --
2015  Lowest contract charge 0.50% Class B      $ 99.19            --                 --            --       (4.91)%
      Highest contract charge 1.45% Class B     $ 89.90            --                 --            --       (5.81)%
      All contract charges                           --           697           $ 63,565          1.94%         --
2014  Lowest contract charge 0.50% Class B      $104.31            --                 --            --       12.06%
      Highest contract charge 1.45% Class B     $ 95.45            --                 --            --       10.99%
      All contract charges                           --           660           $ 63,828          1.63%         --
2013  Lowest contract charge 0.70% Class B      $ 91.55            --                 --            --       30.67%
      Highest contract charge 1.45% Class B     $ 86.00            --                 --            --       29.67%
      All contract charges                           --           608           $ 52,859          1.54%         --
2012  Lowest contract charge 0.70% Class B      $ 70.06            --                 --            --       15.78%
      Highest contract charge 1.45% Class B     $ 66.32            --                 --            --       14.90%
      All contract charges                           --           603           $ 40,229          2.04%         --
EQ/MFS INTERNATIONAL GROWTH
2016  Lowest contract charge 0.40% Class B      $117.72            --                 --            --        1.57%
      Highest contract charge 1.45% Class B     $158.67            --                 --            --        0.50%
      All contract charges                           --           657           $104,466          1.02%         --
2015  Lowest contract charge 0.40% Class B      $115.90            --                 --            --       (0.21)%
      Highest contract charge 1.45% Class B     $157.88            --                 --            --       (1.26)%
      All contract charges                           --           619           $ 97,843          0.60%         --
2014  Lowest contract charge 0.40% Class B      $116.14            --                 --            --       (5.38)%
      Highest contract charge 1.45% Class B     $159.89            --                 --            --       (6.38)%
      All contract charges                           --           589           $ 93,805          0.95%         --
2013  Lowest contract charge 0.40% Class B      $122.75            --                 --            --       13.20%
      Highest contract charge 1.45% Class B     $170.79            --                 --            --       12.00%
      All contract charges                           --           572           $ 97,506          0.94%         --
2012  Lowest contract charge 0.40% Class B(b)   $108.44            --                 --            --        8.57%
      Highest contract charge 1.45% Class B     $152.49            --                 --            --       17.95%
      All contract charges                           --           529           $ 80,371          1.02%         --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/MID CAP INDEX
2016  Lowest contract charge 0.40% Class B      $174.07            --                 --            --       19.43%
      Highest contract charge 1.45% Class B     $199.33            --                 --            --       18.18%
      All contract charges                           --         2,809           $562,440          1.13%         --
2015  Lowest contract charge 0.40% Class B      $145.75            --                 --            --       (3.25)%
      Highest contract charge 1.45% Class B     $168.67            --                 --            --       (4.27)%
      All contract charges                           --         2,667           $453,031          0.87%         --
2014  Lowest contract charge 0.40% Class B      $150.64            --                 --            --        8.55%
      Highest contract charge 1.45% Class B     $176.19            --                 --            --        7.41%
      All contract charges                           --         2,613           $463,057          0.81%         --
2013  Lowest contract charge 0.40% Class B      $138.77            --                 --            --       32.05%
      Highest contract charge 1.45% Class B     $164.03            --                 --            --       30.66%
      All contract charges                           --         2,638           $434,850          0.79%         --
2012  Lowest contract charge 0.40% Class B(b)   $105.09            --                 --            --        4.58%
      Highest contract charge 1.45% Class B     $125.54            --                 --            --       15.38%
      All contract charges                           --         2,667           $336,215          0.99%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $108.82            --                 --            --       (1.45)%
      All contract charges                           --         1,443           $ 42,564          0.00%         --
2015  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $110.42            --                 --            --       (1.45)%
      All contract charges                           --         1,266           $ 43,701          0.00%         --
2014  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $112.04            --                 --            --       (1.45)%
      All contract charges                           --         1,244           $ 46,904          0.00%         --
2013  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $113.69            --                 --            --       (1.45)%
      All contract charges                           --         1,837           $ 54,109          0.00%         --
2012  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $115.36            --                 --            --       (1.45)%
      All contract charges                           --         1,618           $ 59,952          0.00%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 94.49            --                 --            --       (1.28)%
      All contract charges                           --         8,365           $ 33,504          0.00%         --
2015  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 95.72            --                 --            --       (1.29)%
      All contract charges                           --         4,538           $ 28,080          0.00%         --
2014  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 96.97            --                 --            --       (1.28)%
      All contract charges                           --         3,275           $ 27,356          0.00%         --
2013  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 98.23            --                 --            --       (1.29)%
      All contract charges                           --         4,019           $ 32,095          0.00%         --
2012  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 99.51            --                 --            --       (1.29)%
      All contract charges                           --         2,361           $ 34,491          0.00%         --
EQ/OPPENHEIMER GLOBAL
2016  Lowest contract charge 0.50% Class B      $154.49            --                 --            --       (0.46)%
      Highest contract charge 1.45% Class B     $139.93            --                 --            --       (1.41)%
      All contract charges                           --           875           $123,212          0.84%         --
2015  Lowest contract charge 0.50% Class B      $155.20            --                 --            --        2.66%
      Highest contract charge 1.45% Class B     $141.93            --                 --            --        1.68%
      All contract charges                           --           852           $121,243          0.28%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $151.18            --                 --            --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --                 --            --        0.32%
      All contract charges                            --           729           $101,760          0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --                 --            --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --                 --            --       24.50%
      All contract charges                            --           643           $ 89,648          2.48%         --
2012  Lowest contract charge 0.50% Class B       $118.74            --                 --            --       19.77%
      Highest contract charge 1.45% Class B      $111.76            --                 --            --       18.63%
      All contract charges                            --           555           $ 62,005          0.89%         --
EQ/PIMCO GLOBAL REAL RETURN
2016  Lowest contract charge 0.50% Class B       $104.42            --                 --            --        9.78%
      Highest contract charge 1.45% Class B      $100.83            --                 --            --        8.72%
      All contract charges                            --           245           $ 24,965          5.89%         --
2015  Lowest contract charge 0.50% Class B       $ 95.12            --                 --            --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --                 --            --       (3.78)%
      All contract charges                            --           184           $ 17,168          1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --                 --            --        7.32%
      Highest contract charge 1.45% Class B(c)   $ 96.38            --                 --            --        6.31%
      All contract charges                            --            96           $  9,392          7.98%         --
2013  Lowest contract charge 0.50% Class B(c)    $ 91.23            --                 --            --       (7.50)%
      Highest contract charge 1.34% Class B(c)   $ 90.73            --                 --            --       (7.98)%
      All contract charges                            --            25           $  2,381          0.18%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 1.10% Class A       $ 96.87            --                 --            --        0.87%
      Highest contract charge 1.10% Class A      $ 96.87            --                 --            --        0.87%
      All contract charges                            --             1           $    106          0.98%         --
2015  Lowest contract charge 1.10% Class A       $ 96.03            --                 --            --       (1.38)%
      Highest contract charge 1.10% Class A      $ 96.03            --                 --            --       (1.38)%
      All contract charges                            --             1           $    105          0.46%         --
2014  Lowest contract charge 1.10% Class A       $ 97.37            --                 --            --       (1.19)%
      Highest contract charge 1.10% Class A      $ 97.37            --                 --            --       (1.19)%
      All contract charges                            --             2           $    152          0.37%         --
2013  Lowest contract charge 1.10% Class A       $ 98.54            --                 --            --       (1.07)%
      Highest contract charge 1.10% Class A      $ 98.54            --                 --            --       (1.07)%
      All contract charges                            --             2           $    156          0.71%         --
2012  Lowest contract charge 1.10% Class A       $ 99.61            --                 --            --        0.38%
      Highest contract charge 1.25% Class A      $ 99.11            --                 --            --        0.23%
      All contract charges                            --             2           $    161          0.55%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 0.50% Class B       $113.93            --                 --            --        1.49%
      Highest contract charge 1.45% Class B      $101.86            --                 --            --        0.51%
      All contract charges                            --           798           $ 83,638          0.98%         --
2015  Lowest contract charge 0.50% Class B       $112.26            --                 --            --       (0.78)%
      Highest contract charge 1.45% Class B      $101.34            --                 --            --       (1.73)%
      All contract charges                            --           857           $ 88,975          0.46%         --
2014  Lowest contract charge 0.50% Class B       $113.14            --                 --            --       (0.59)%
      Highest contract charge 1.45% Class B      $103.12            --                 --            --       (1.54)%
      All contract charges                            --           932           $ 98,360          0.37%         --
2013  Lowest contract charge 0.50% Class B       $113.81            --                 --            --       (0.42)%
      Highest contract charge 1.45% Class B      $104.73            --                 --            --       (1.37)%
      All contract charges                            --         1,000           $106,875          0.71%         --
2012  Lowest contract charge 0.50% Class B       $114.29            --                 --            --        0.99%
      Highest contract charge 1.45% Class B      $106.18            --                 --            --        0.02%
      All contract charges                            --         1,066           $115,019          0.55%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.70% Class A      $167.63            --                 --            --        0.47%
      Highest contract charge 1.45% Class A     $137.94            --                 --            --       (0.29)%
      All contract charges                           --           358           $ 63,477          1.12%         --
2015  Lowest contract charge 0.70% Class A      $166.85            --                 --            --       (0.48)%
      Highest contract charge 1.45% Class A     $138.34            --                 --            --       (1.23)%
      All contract charges                           --           391           $ 69,213          1.05%         --
2014  Lowest contract charge 0.70% Class A      $167.65            --                 --            --        2.18%
      Highest contract charge 1.45% Class A     $140.06            --                 --            --        1.40%
      All contract charges                           --           429           $ 76,711          0.97%         --
2013  Lowest contract charge 0.70% Class A      $164.07            --                 --            --       (2.96)%
      Highest contract charge 1.45% Class A     $138.12            --                 --            --       (3.70)%
      All contract charges                           --           470           $ 83,030          0.34%         --
2012  Lowest contract charge 0.70% Class A      $169.08            --                 --            --        1.94%
      Highest contract charge 1.45% Class A     $143.42            --                 --            --        1.16%
      All contract charges                           --           526           $ 96,066          0.60%         --
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.50% Class B      $148.93            --                 --            --        0.67%
      Highest contract charge 1.30% Class B     $103.10            --                 --            --       (0.13)%
      All contract charges                           --           153           $ 20,936          1.12%         --
2015  Lowest contract charge 0.50% Class B      $147.94            --                 --            --       (0.27)%
      Highest contract charge 1.30% Class B     $103.23            --                 --            --       (1.06)%
      All contract charges                           --           159           $ 21,910          1.05%         --
2014  Lowest contract charge 0.50% Class B      $148.34            --                 --            --        2.39%
      Highest contract charge 1.30% Class B     $104.34            --                 --            --        1.58%
      All contract charges                           --           169           $ 23,285          0.97%         --
2013  Lowest contract charge 0.50% Class B      $144.88            --                 --            --       (2.78)%
      Highest contract charge 1.30% Class B     $102.72            --                 --            --       (3.54)%
      All contract charges                           --           184           $ 24,978          0.34%         --
2012  Lowest contract charge 0.50% Class B      $149.02            --                 --            --        2.15%
      Highest contract charge 1.30% Class B     $106.49            --                 --            --        1.33%
      All contract charges                           --           207           $ 28,867          0.60%         --
EQ/SMALL COMPANY INDEX
2016  Lowest contract charge 0.40% Class B      $170.97            --                 --            --       20.05%
      Highest contract charge 1.45% Class B     $263.81            --                 --            --       18.79%
      All contract charges                           --         1,078           $277,464          1.16%         --
2015  Lowest contract charge 0.40% Class B      $142.42            --                 --            --       (4.95)%
      Highest contract charge 1.45% Class B     $222.09            --                 --            --       (5.95)%
      All contract charges                           --         1,085           $235,560          0.91%         --
2014  Lowest contract charge 0.40% Class B      $149.84            --                 --            --        4.43%
      Highest contract charge 1.45% Class B     $236.15            --                 --            --        3.33%
      All contract charges                           --         1,091           $251,678          0.78%         --
2013  Lowest contract charge 0.40% Class B      $143.48            --                 --            --       36.90%
      Highest contract charge 1.45% Class B     $228.54            --                 --            --       35.46%
      All contract charges                           --         1,124           $250,855          0.97%         --
2012  Lowest contract charge 0.40% Class B(b)   $104.81            --                 --            --        3.94%
      Highest contract charge 1.45% Class B     $168.71            --                 --            --       13.86%
      All contract charges                           --         1,155           $190,669          1.51%         --
EQ/T. ROWE PRICE GROWTH STOCK
2016  Lowest contract charge 0.40% Class B      $167.10            --                 --            --        0.94%
      Highest contract charge 1.45% Class B     $187.05            --                 --            --       (0.13)%
      All contract charges                           --         2,262           $427,483          0.00%         --
2015  Lowest contract charge 0.40% Class B      $165.55            --                 --            --        9.78%
      Highest contract charge 1.45% Class B     $187.29            --                 --            --        8.62%
      All contract charges                           --         2,171           $409,319          0.00%         --
2014  Lowest contract charge 0.40% Class B      $150.80            --                 --            --        8.21%
      Highest contract charge 1.45% Class B     $172.42            --                 --            --        7.07%
      All contract charges                           --         1,944           $337,268          0.00%         --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2013  Lowest contract charge 0.40% Class B            $139.36            --                 --            --       37.37%
      Highest contract charge 1.45% Class B           $161.04            --                 --            --       35.92%
      All contract charges                                 --         1,842           $298,052          0.00%         --
2012  Lowest contract charge 0.40% Class B(b)         $101.45            --                 --            --        0.94%
      Highest contract charge 1.45% Class B           $118.48            --                 --            --       17.20%
      All contract charges                                 --         1,724           $204,879          0.00%         --
EQ/UBS GROWTH & INCOME
2016  Lowest contract charge 0.50% Class B            $215.20            --                 --            --        9.59%
      Highest contract charge 1.35% Class B           $193.78            --                 --            --        8.66%
      All contract charges                                 --           188           $ 34,163          0.82%         --
2015  Lowest contract charge 0.50% Class B            $196.36            --                 --            --       (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --                 --            --       (2.75)%
      All contract charges                                 --           204           $ 34,304          0.59%         --
2014  Lowest contract charge 0.50% Class B            $200.20            --                 --            --       13.87%
      Highest contract charge 1.34% Class B           $183.58            --                 --            --       12.92%
      All contract charges                                 --           179           $ 31,660          0.66%         --
2013  Lowest contract charge 0.50% Class B            $175.81            --                 --            --       34.85%
      Highest contract charge 1.34% Class B           $162.58            --                 --            --       33.71%
      All contract charges                                 --           160           $ 25,154          1.01%         --
2012  Lowest contract charge 0.50% Class B            $130.37            --                 --            --       12.31%
      Highest contract charge 1.34% Class B           $121.59            --                 --            --       11.36%
      All contract charges                                 --           161           $ 18,984          0.84%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --                 --            --        7.20%
      Highest contract charge 1.45% Service Class 2   $153.31            --                 --            --        6.17%
      All contract charges                                 --         1,888           $349,167          0.65%         --
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --                 --            --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --                 --            --       (1.04)%
      All contract charges                                 --         1,784           $311,215          0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --                 --            --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --                 --            --       10.04%
      All contract charges                                 --         1,565           $276,194          0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --                 --            --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --                 --            --       29.05%
      All contract charges                                 --         1,341           $215,365          0.93%         --
2012  Lowest contract charge 0.50% Service Class 2    $118.93            --                 --            --       15.57%
      Highest contract charge 1.45% Service Class 2   $102.76            --                 --            --       14.46%
      All contract charges                                 --         1,056           $131,733          1.35%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --                 --            --       17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --                 --            --       16.30%
      All contract charges                                 --            58           $ 10,325          2.37%         --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --                 --            --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --                 --            --       (5.39)%
      All contract charges                                 --            50           $  7,681          3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --                 --            --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --                 --            --        7.18%
      All contract charges                                 --            39           $  6,454          3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --                 --            --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --                 --            --       26.30%
      All contract charges                                 --            27           $  4,066          2.84%         --
2012  Lowest contract charge 0.50% Service Class 2    $120.35            --                 --            --       16.47%
      Highest contract charge 1.20% Service Class 2   $118.08            --                 --            --       15.64%
      All contract charges                                 --            17           $  1,911          4.38%         --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --                  --            --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --                  --            --        10.58%
      All contract charges                                 --          234             $39,627          0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --                  --            --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --                  --            --        (2.81)%
      All contract charges                                 --          191             $29,387          0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --                  --            --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --                  --            --         4.76%
      All contract charges                                 --          148             $23,272          0.02%          --
2013  Lowest contract charge 0.90% Service Class 2    $152.11           --                  --            --        34.65%
      Highest contract charge 1.20% Service Class 2   $150.41           --                  --            --        34.23%
      All contract charges                                 --          106             $15,878          0.33%          --
2012  Lowest contract charge 0.90% Service Class 2    $112.97           --                  --            --        13.53%
      Highest contract charge 1.20% Service Class 2   $112.05           --                  --            --        13.18%
      All contract charges                                 --           67             $ 7,525          0.50%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2016  Lowest contract charge 0.50% Service Shares     $178.22           --                  --            --        12.71%
      Highest contract charge 1.34% Service Shares    $146.27           --                  --            --        11.76%
      All contract charges                                 --          323             $50,335          1.19%          --
2015  Lowest contract charge 0.50% Service Shares     $158.12           --                  --            --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --                  --            --       (10.84)%
      All contract charges                                 --          318             $43,663          0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --                  --            --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --                  --            --        11.64%
      All contract charges                                 --          257             $39,498          0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --                  --            --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --                  --            --        30.64%
      All contract charges                                 --          175             $24,067          0.75%          --
2012  Lowest contract charge 0.50% Service Shares     $118.14           --                  --            --        17.59%
      Highest contract charge 1.45% Service Shares    $100.12           --                  --            --        16.46%
      All contract charges                                 --          104             $10,957          1.38%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2016  Lowest contract charge 0.00% Series II          $112.48           --                  --            --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --                  --            --        13.17%
      All contract charges                                 --          166             $28,770          1.35%          --
2015  Lowest contract charge 0.00% Series II(h)       $ 98.20           --                  --            --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --                  --            --         0.60%
      All contract charges                                 --           78             $12,046          1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --                  --            --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --                  --            --        11.18%
      All contract charges                                 --           46             $ 7,141          1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --                  --            --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --                  --            --        29.19%
      All contract charges                                 --           25             $ 3,550          2.61%          --
2012  Lowest contract charge 0.50% Series II          $107.78           --                  --            --        17.78%
      Highest contract charge 1.20% Series II         $105.75           --                  --            --        16.94%
      All contract charges                                 --            7             $   724          2.26%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2016  Lowest contract charge 0.50% Series II          $150.71           --                  --            --         1.31%
      Highest contract charge 1.45% Series II         $122.00           --                  --            --         0.35%
      All contract charges                                 --          545             $77,851          1.45%          --
2015  Lowest contract charge 0.50% Series II          $148.76           --                  --            --        (2.23)%
      Highest contract charge 1.45% Series II         $121.58           --                  --            --        (3.17)%
      All contract charges                                 --          504             $71,364          3.41%          --
2014  Lowest contract charge 0.50% Series II          $152.16           --                  --            --        13.77%
      Highest contract charge 1.45% Series II         $125.56           --                  --            --        12.69%
      All contract charges                                 --          433             $63,183          1.51%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND (CONTINUED)
2013    Lowest contract charge 0.50% Series II     $133.74           --                  --            --        1.92%
        Highest contract charge 1.45% Series II    $111.42           --                  --            --        0.95%
        All contract charges                            --          326             $42,220          3.92%         --
2012    Lowest contract charge 0.50% Series II     $131.22           --                  --            --       27.21%
        Highest contract charge 1.45% Series II    $110.37           --                  --            --       25.99%
        All contract charges                            --          237             $30,273          0.52%         --
INVESCO V.I. HIGH YIELD FUND
2016    Lowest contract charge 0.50% Series II     $126.53           --                  --            --       10.28%
        Highest contract charge 1.45% Series II    $119.87           --                  --            --        9.22%
        All contract charges                            --          280             $34,051          4.11%         --
2015    Lowest contract charge 0.50% Series II     $114.74           --                  --            --       (3.85)%
        Highest contract charge 1.45% Series II    $109.75           --                  --            --       (4.76)%
        All contract charges                            --          255             $28,355          5.55%         --
2014    Lowest contract charge 0.50% Series II     $119.34           --                  --            --        1.08%
        Highest contract charge 1.45% Series II    $115.24           --                  --            --        0.10%
        All contract charges                            --          209             $24,316          4.77%         --
2013    Lowest contract charge 0.50% Series II     $118.07           --                  --            --        6.24%
        Highest contract charge 1.34% Series II    $115.46           --                  --            --        5.34%
        All contract charges                            --          167             $19,329          5.32%         --
2012    Lowest contract charge 0.50% Series II     $111.14           --                  --            --       16.38%
        Highest contract charge 1.34% Series II    $109.61           --                  --            --       15.39%
        All contract charges                            --          115             $12,652          6.78%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2016    Lowest contract charge 0.50% Series II     $131.52           --                  --            --       (1.19)%
        Highest contract charge 1.45% Series II    $106.78           --                  --            --       (2.14)%
        All contract charges                            --          522             $61,123          1.22%         --
2015    Lowest contract charge 0.50% Series II     $133.11           --                  --            --       (3.10)%
        Highest contract charge 1.45% Series II    $109.11           --                  --            --       (4.03)%
        All contract charges                            --          450             $53,287          1.37%         --
2014    Lowest contract charge 0.50% Series II     $137.37           --                  --            --       (0.41)%
        Highest contract charge 1.45% Series II    $113.69           --                  --            --       (1.36)%
        All contract charges                            --          350             $42,920          1.50%         --
2013    Lowest contract charge 0.50% Series II     $137.93           --                  --            --       18.12%
        Highest contract charge 1.45% Series II    $115.26           --                  --            --       17.00%
        All contract charges                            --          256             $31,602          1.12%         --
2012    Lowest contract charge 0.50% Series II     $116.77           --                  --            --       14.68%
        Highest contract charge 1.45% Series II    $ 98.51           --                  --            --       13.57%
        All contract charges                            --          185             $19,463          1.50%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2016    Lowest contract charge 0.50% Series II     $152.42           --                  --            --       12.60%
        Highest contract charge 1.45% Series II    $126.91           --                  --            --       11.53%
        All contract charges                            --          119             $18,351          0.00%         --
2015    Lowest contract charge 0.50% Series II     $135.37           --                  --            --       (4.76)%
        Highest contract charge 1.45% Series II    $113.79           --                  --            --       (5.67)%
        All contract charges                            --          107             $14,794          0.11%         --
2014    Lowest contract charge 0.50% Series II     $142.13           --                  --            --        3.65%
        Highest contract charge 1.45% Series II    $120.63           --                  --            --        2.66%
        All contract charges                            --           99             $14,583          0.00%         --
2013    Lowest contract charge 0.50% Series II     $137.13           --                  --            --       27.82%
        Highest contract charge 1.34% Series II    $146.29           --                  --            --       26.75%
        All contract charges                            --           93             $13,303          0.54%         --
2012    Lowest contract charge 0.50% Series II     $117.72           --                  --            --       10.06%
        Highest contract charge 1.34% Series II    $115.42           --                  --            --        9.13%
        All contract charges                            --           85             $ 9,766          0.00%         --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND
2016  Lowest contract charge 0.50% Series II          $175.78            --                 --            --        11.28%
      Highest contract charge 1.34% Series II         $190.35            --                 --            --        10.35%
      All contract charges                                 --            53           $  9,535          0.00%          --
2015  Lowest contract charge 0.50% Series II          $157.96            --                 --            --        (6.21)%
      Highest contract charge 1.34% Series II         $172.50            --                 --            --        (7.00)%
      All contract charges                                 --            52           $  8,732          0.00%          --
2014  Lowest contract charge 0.50% Series II          $168.42            --                 --            --         1.57%
      Highest contract charge 1.34% Series II         $185.49            --                 --            --         0.72%
      All contract charges                                 --            44           $  7,886          0.00%          --
2013  Lowest contract charge 0.70% Series II          $188.18            --                 --            --        36.13%
      Highest contract charge 1.34% Series II         $184.17            --                 --            --        35.24%
      All contract charges                                 --            43           $  7,508          0.00%          --
2012  Lowest contract charge 0.70% Series II          $138.24            --                 --            --        12.86%
      Highest contract charge 1.34% Series II         $136.18            --                 --            --        12.14%
      All contract charges                                 --            35           $  4,643          0.00%          --
IVY VIP ENERGY
2016  Lowest contract charge 0.40% Common Shares      $118.18            --                 --            --        34.02%
      Highest contract charge 1.45% Common Shares     $ 97.97            --                 --            --        32.61%
      All contract charges                                 --           483           $ 60,337          0.14%          --
2015  Lowest contract charge 0.40% Common Shares      $ 88.18            --                 --            --       (22.46)%
      Highest contract charge 1.45% Common Shares     $ 73.88            --                 --            --       (23.27)%
      All contract charges                                 --           416           $ 39,275          0.06%          --
2014  Lowest contract charge 0.40% Common Shares(b)   $113.72            --                 --            --       (10.92)%
      Highest contract charge 1.45% Common Shares     $ 96.29            --                 --            --       (11.86)%
      All contract charges                                 --           331           $ 40,891          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $132.33            --                 --            --        27.12%
      Highest contract charge 1.45% Common Shares     $109.25            --                 --            --        25.91%
      All contract charges                                 --           240           $ 33,769          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $ 104.1            --                 --            --         0.86%
      Highest contract charge 1.45% Common Shares     $ 86.77            --                 --            --        (0.10)%
      All contract charges                                 --           195           $ 21,721          0.00%          --
IVY VIP HIGH INCOME
2016  Lowest contract charge 0.50% Common Shares      $157.89            --                 --            --        15.60%
      Highest contract charge 1.45% Common Shares     $132.53            --                 --            --        14.51%
      All contract charges                                 --         1,293           $195,046          7.20%          --
2015  Lowest contract charge 0.50% Common Shares      $136.58            --                 --            --        (6.97)%
      Highest contract charge 1.45% Common Shares     $115.74            --                 --            --        (7.86)%
      All contract charges                                 --         1,240           $162,881          6.09%          --
2014  Lowest contract charge 0.50% Common Shares      $146.81            --                 --            --         1.40%
      Highest contract charge 1.45% Common Shares     $125.61            --                 --            --         0.42%
      All contract charges                                 --         1,158           $164,863          4.70%          --
2013  Lowest contract charge 0.50% Common Shares      $144.79            --                 --            --         9.95%
      Highest contract charge 1.45% Common Shares     $125.08            --                 --            --         8.90%
      All contract charges                                 --           949           $134,006          4.77%          --
2012  Lowest contract charge 0.50% Common Shares      $131.69            --                 --            --        18.04%
      Highest contract charge 1.45% Common Shares     $114.86            --                 --            --        16.92%
      All contract charges                                 --           683           $ 88,396          5.63%          --
IVY VIP MID CAP GROWTH
2016  Lowest contract charge 0.50% Common Shares      $139.94            --                 --            --         5.58%
      Highest contract charge 1.45% Common Shares     $132.58            --                 --            --         4.58%
      All contract charges                                 --           777           $104,334          0.00%          --
2015  Lowest contract charge 0.50% Common Shares      $132.54            --                 --            --        (6.25)%
      Highest contract charge 1.45% Common Shares     $126.77            --                 --            --        (7.15)%
      All contract charges                                 --           693           $ 88,707          0.00%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
IVY VIP MID CAP GROWTH (CONTINUED)
2014  Lowest contract charge 0.50% Common Shares      $141.38            --                 --            --         7.33%
      Highest contract charge 1.45% Common Shares     $136.53            --                 --            --         6.31%
      All contract charges                                 --           579           $ 79,597          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $131.72            --                 --            --        29.29%
      Highest contract charge 1.45% Common Shares     $128.43            --                 --            --        28.06%
      All contract charges                                 --           490           $ 63,271          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $101.88            --                 --            --        12.99%
      Highest contract charge 1.45% Common Shares     $100.29            --                 --            --        11.91%
      All contract charges                                 --           273           $ 27,513          0.00%          --
IVY VIP SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Common Shares      $157.62            --                 --            --         2.40%
      Highest contract charge 1.34% Common Shares     $118.75            --                 --            --         1.54%
      All contract charges                                 --           149           $ 19,347          0.00%          --
2015  Lowest contract charge 0.50% Common Shares      $153.92            --                 --            --         1.37%
      Highest contract charge 1.45% Common Shares     $116.35            --                 --            --         0.41%
      All contract charges                                 --           158           $ 19,869          0.00%          --
2014  Lowest contract charge 0.50% Common Shares      $151.84            --                 --            --         1.09%
      Highest contract charge 1.45% Common Shares     $115.88            --                 --            --         0.12%
      All contract charges                                 --            83           $ 10,910          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $ 150.2            --                 --            --        42.64%
      Highest contract charge 1.34% Common Shares     $116.08            --                 --            --        41.44%
      All contract charges                                 --            79           $ 10,227          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $ 83.22            --                 --            --         4.64%
      Highest contract charge 1.45% Common Shares     $ 81.92            --                 --            --         3.64%
      All contract charges                                 --            60           $  5,527          0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2016  Lowest contract charge 0.50% Service Shares     $100.38            --                 --            --        20.17%
      Highest contract charge 1.45% Service Shares    $ 84.72            --                 --            --        19.04%
      All contract charges                                 --         1,732           $166,160          1.10%          --
2015  Lowest contract charge 0.50% Service Shares     $ 83.53            --                 --            --       (20.46)%
      Highest contract charge 1.45% Service Shares    $ 71.17            --                 --            --       (21.22)%
      All contract charges                                 --         1,581           $126,865          1.21%          --
2014  Lowest contract charge 0.50% Service Shares     $105.01            --                 --            --        (5.11)%
      Highest contract charge 1.45% Service Shares    $ 90.34            --                 --            --        (6.02)%
      All contract charges                                 --         1,299           $132,088          1.81%          --
2013  Lowest contract charge 0.50% Service Shares     $110.67            --                 --            --        (1.73)%
      Highest contract charge 1.45% Service Shares    $ 96.13            --                 --            --        (2.67)%
      All contract charges                                 --         1,075           $116,148          1.54%          --
2012  Lowest contract charge 0.50% Service Shares     $112.62            --                 --            --        21.44%
      Highest contract charge 1.45% Service Shares    $ 98.77            --                 --            --        20.28%
      All contract charges                                 --           827           $ 91,646          1.97%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2016  Lowest contract charge 0.00% Service Class      $101.46            --                 --            --         3.84%
      Highest contract charge 1.45% Service Class     $140.10            --                 --            --         2.34%
      All contract charges                                 --         1,808           $296,022          1.18%          --
2015  Lowest contract charge 0.00% Service Class(h)   $ 97.71            --                 --            --        (1.74)%
      Highest contract charge 1.45% Service Class     $136.90            --                 --            --         4.78%
      All contract charges                                 --         1,439           $230,009          1.83%          --
2014  Lowest contract charge 0.50% Service Class      $153.41            --                 --            --         0.63%
      Highest contract charge 1.45% Service Class     $130.66            --                 --            --        (0.33)%
      All contract charges                                 --         1,100           $167,974          1.88%          --
2013  Lowest contract charge 0.50% Service Class      $152.45            --                 --            --        26.99%
      Highest contract charge 1.45% Service Class     $131.09            --                 --            --        25.78%
      All contract charges                                 --           817           $125,058          1.45%          --
2012  Lowest contract charge 0.50% Service Class      $120.05            --                 --            --        15.36%
      Highest contract charge 1.45% Service Class     $104.22            --                 --            --        14.25%
      All contract charges                                 --           507           $ 61,848          1.50%          --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
MFS(R) INVESTORS TRUST SERIES
2016    Lowest contract charge 0.50% Service Class         $181.90           --                  --            --         7.78%
        Highest contract charge 1.34% Service Class        $193.99           --                  --            --         6.87%
        All contract charges                                    --           72             $13,353          0.58%          --
2015    Lowest contract charge 0.50% Service Class         $168.77           --                  --            --        (0.55)%
        Highest contract charge 1.34% Service Class        $181.52           --                  --            --        (1.39)%
        All contract charges                                    --           68             $12,058          0.68%          --
2014    Lowest contract charge 0.50% Service Class         $ 169.7           --                  --            --        10.16%
        Highest contract charge 1.34% Service Class        $184.08           --                  --            --         9.23%
        All contract charges                                    --           68             $12,152          0.78%          --
2013    Lowest contract charge 0.90% Service Class         $171.04           --                  --            --        30.55%
        Highest contract charge 1.34% Service Class        $168.53           --                  --            --        29.98%
        All contract charges                                    --           66             $10,673          0.97%          --
2012    Lowest contract charge 0.90% Service Class         $131.01           --                  --            --        17.76%
        Highest contract charge 1.34% Service Class        $129.66           --                  --            --        17.23%
        All contract charges                                    --           50             $ 6,232          0.82%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(F)
2016    Lowest contract charge 0.50% Service Class         $206.42           --                  --            --         5.31%
        Highest contract charge 1.34% Service Class        $195.65           --                  --            --         4.43%
        All contract charges                                    --           69             $13,609          0.40%          --
2015    Lowest contract charge 0.50% Service Class(e)      $196.01           --                  --            --        (2.00)%
        Highest contract charge 1.34% Service Class(e)     $187.35           --                  --            --        (2.64)%
        All contract charges                                    --           55             $10,568          0.46%          --
MFS(R) TECHNOLOGY PORTFOLIO
2016    Lowest contract charge 0.50% Service Class         $238.34           --                  --            --         7.85%
        Highest contract charge 1.45% Service Class        $175.04           --                  --            --         6.82%
        All contract charges                                    --          329             $74,586          0.00%          --
2015    Lowest contract charge 0.50% Service Class         $221.00           --                  --            --         9.98%
        Highest contract charge 1.45% Service Class        $163.86           --                  --            --         8.93%
        All contract charges                                    --          269             $57,341          0.00%          --
2014    Lowest contract charge 0.50% Service Class         $200.94           --                  --            --         9.85%
        Highest contract charge 1.45% Service Class        $150.43           --                  --            --         8.80%
        All contract charges                                    --          206             $40,388          0.00%          --
2013    Lowest contract charge 0.50% Service Class         $182.92           --                  --            --        34.05%
        Highest contract charge 1.45% Service Class        $138.26           --                  --            --        32.76%
        All contract charges                                    --          170             $30,430          0.00%          --
2012    Lowest contract charge 0.50% Service Class         $136.46           --                  --            --        13.69%
        Highest contract charge 1.45% Service Class        $104.14           --                  --            --        12.61%
        All contract charges                                    --          137             $18,531          0.00%          --
MFS(R) UTILITIES SERIES
2016    Lowest contract charge 0.40% Service Class         $131.36           --                  --            --        10.79%
        Highest contract charge 1.45% Service Class        $128.04           --                  --            --         9.62%
        All contract charges                                    --          610             $96,899          3.70%          --
2015    Lowest contract charge 0.40% Service Class         $118.57           --                  --            --       (15.09)%
        Highest contract charge 1.45% Service Class        $116.80           --                  --            --       (16.00)%
        All contract charges                                    --          598             $86,414          4.03%          --
2014    Lowest contract charge 0.40% Service Class         $139.65           --                  --            --        12.02%
        Highest contract charge 1.45% Service Class        $139.04           --                  --            --        10.84%
        All contract charges                                    --          577             $99,267          2.00%          --
2013    Lowest contract charge 0.40% Service Class         $124.67           --                  --            --        19.74%
        Highest contract charge 1.45% Service Class        $125.44           --                  --            --        18.46%
        All contract charges                                    --          429             $66,413          2.24%          --
2012    Lowest contract charge 0.40% Service Class(b)      $104.12           --                  --            --         3.92%
        Highest contract charge 1.45% Service Class        $105.89           --                  --            --        11.57%
        All contract charges                                    --          316             $41,304          6.82%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.70% Class A      $137.60            --                 --            --        2.72%
      Highest contract charge 1.45% Class A     $115.17            --                 --            --        1.95%
      All contract charges                           --         3,933           $533,772          0.53%         --
2015  Lowest contract charge 0.70% Class A      $133.96            --                 --            --        3.26%
      Highest contract charge 1.45% Class A     $112.97            --                 --            --        2.48%
      All contract charges                           --         4,332           $573,539          0.16%         --
2014  Lowest contract charge 0.70% Class A      $129.73            --                 --            --        9.89%
      Highest contract charge 1.45% Class A     $110.24            --                 --            --        9.06%
      All contract charges                           --         4,724           $606,822          0.10%         --
2013  Lowest contract charge 0.70% Class A      $118.05            --                 --            --       36.24%
      Highest contract charge 1.45% Class A     $101.08            --                 --            --       35.21%
      All contract charges                           --         5,230           $612,296          0.11%         --
2012  Lowest contract charge 0.50% Class A      $106.13            --                 --            --       13.64%
      Highest contract charge 1.45% Class A     $ 74.76            --                 --            --       12.56%
      All contract charges                           --         5,853           $503,519          0.23%         --
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.50% Class B      $127.29            --                 --            --        2.93%
      Highest contract charge 1.30% Class B     $154.63            --                 --            --        2.11%
      All contract charges                           --           179           $ 21,680          0.53%         --
2015  Lowest contract charge 0.50% Class B      $123.67            --                 --            --        3.46%
      Highest contract charge 1.30% Class B     $151.43            --                 --            --        2.65%
      All contract charges                           --           203           $ 24,139          0.16%         --
2014  Lowest contract charge 0.50% Class B      $119.53            --                 --            --       10.12%
      Highest contract charge 1.30% Class B     $147.52            --                 --            --        9.24%
      All contract charges                           --           222           $ 25,616          0.10%         --
2013  Lowest contract charge 0.50% Class B      $108.55            --                 --            --       36.46%
      Highest contract charge 1.30% Class B     $135.04            --                 --            --       35.38%
      All contract charges                           --           248           $ 26,270          0.11%         --
2012  Lowest contract charge 0.50% Class B      $ 79.55            --                 --            --       13.64%
      Highest contract charge 1.30% Class B     $ 99.75            --                 --            --       12.74%
      All contract charges                           --           268           $ 20,873          0.23%         --
MULTIMANAGER CORE BOND
2016  Lowest contract charge 0.40% Class B      $104.09            --                 --            --        2.23%
      Highest contract charge 1.45% Class B     $143.91            --                 --            --        1.16%
      All contract charges                           --           794           $116,522          2.08%         --
2015  Lowest contract charge 0.40% Class B      $101.82            --                 --            --       (0.26)%
      Highest contract charge 1.45% Class B     $142.26            --                 --            --       (1.32)%
      All contract charges                           --           833           $120,425          1.92%         --
2014  Lowest contract charge 0.40% Class B      $102.09            --                 --            --        3.33%
      Highest contract charge 1.45% Class B     $144.17            --                 --            --        2.24%
      All contract charges                           --           877           $128,120          2.06%         --
2013  Lowest contract charge 0.40% Class B      $ 98.80            --                 --            --       (2.75)%
      Highest contract charge 1.45% Class B     $141.01            --                 --            --       (3.77)%
      All contract charges                           --           946           $134,945          1.53%         --
2012  Lowest contract charge 0.40% Class B(b)   $101.59            --                 --            --        1.52%
      Highest contract charge 1.45% Class B     $146.53            --                 --            --        3.94%
      All contract charges                           --           985           $145,634          2.08%         --
MULTIMANAGER MID CAP GROWTH
2016  Lowest contract charge 0.50% Class B      $202.57            --                 --            --        6.25%
      Highest contract charge 1.45% Class B     $175.41            --                 --            --        5.23%
      All contract charges                           --           386           $ 69,549          0.10%         --
2015  Lowest contract charge 0.50% Class B      $190.66            --                 --            --       (2.01)%
      Highest contract charge 1.45% Class B     $166.69            --                 --            --       (2.95)%
      All contract charges                           --           426           $ 72,928          0.00%         --
2014  Lowest contract charge 0.50% Class B      $194.58            --                 --            --        4.34%
      Highest contract charge 1.45% Class B     $171.76            --                 --            --        3.35%
      All contract charges                           --           445           $ 78,682          0.00%         --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.70% Class B          $182.04           --                  --            --       39.20%
      Highest contract charge 1.45% Class B         $166.20           --                  --            --       38.13%
      All contract charges                               --          489            $ 83,389          0.00%         --
2012  Lowest contract charge 0.70% Class B          $130.78           --                  --            --       14.64%
      Highest contract charge 1.45% Class B         $120.32           --                  --            --       13.78%
      All contract charges                               --          511            $ 62,998          0.00%         --
MULTIMANAGER MID CAP VALUE
2016  Lowest contract charge 0.40% Class B          $167.95           --                  --            --       18.61%
      Highest contract charge 1.45% Class B         $221.12           --                  --            --       17.35%
      All contract charges                               --          254            $ 57,175          1.03%         --
2015  Lowest contract charge 0.40% Class B          $141.60           --                  --            --       (5.93)%
      Highest contract charge 1.45% Class B         $188.42           --                  --            --       (6.92)%
      All contract charges                               --          281            $ 53,666          0.67%         --
2014  Lowest contract charge 0.40% Class B(b)       $150.53           --                  --            --        4.92%
      Highest contract charge 1.45% Class B         $202.43           --                  --            --        3.82%
      All contract charges                               --          314            $ 64,158          0.43%         --
2013  Lowest contract charge 0.50% Class B          $218.80           --                  --            --       34.92%
      Highest contract charge 1.45% Class B         $194.99           --                  --            --       33.63%
      All contract charges                               --          355            $ 69,948          0.36%         --
2012  Lowest contract charge 0.50% Class B          $162.17           --                  --            --       14.24%
      Highest contract charge 1.45% Class B         $145.92           --                  --            --       13.14%
      All contract charges                               --          386            $ 56,917          0.36%         --
MULTIMANAGER TECHNOLOGY
2016  Lowest contract charge 0.50% Class B          $236.30           --                  --            --        8.40%
      Highest contract charge 1.45% Class B         $204.62           --                  --            --        7.37%
      All contract charges                               --          689            $144,841          0.01%         --
2015  Lowest contract charge 0.50% Class B          $217.98           --                  --            --        5.76%
      Highest contract charge 1.45% Class B         $190.58           --                  --            --        4.75%
      All contract charges                               --          763            $148,717          0.00%         --
2014  Lowest contract charge 0.50% Class B          $206.11           --                  --            --       12.98%
      Highest contract charge 1.45% Class B         $181.93           --                  --            --       11.90%
      All contract charges                               --          799            $148,438          0.00%         --
2013  Lowest contract charge 0.50% Class B          $182.43           --                  --            --       34.91%
      Highest contract charge 1.45% Class B         $162.58           --                  --            --       33.62%
      All contract charges                               --          829            $137,447          0.00%         --
2012  Lowest contract charge 0.50% Class B          $135.22           --                  --            --       12.86%
      Highest contract charge 1.45% Class B         $121.67           --                  --            --       11.78%
      All contract charges                               --          919            $113,684          0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2016  Lowest contract charge 0.50% Service Class    $200.86           --                  --            --       10.75%
      Highest contract charge 1.20% Service Class   $191.59           --                  --            --        9.96%
      All contract charges                               --           21            $  4,187          0.85%         --
2015  Lowest contract charge 0.50% Service Class    $181.37           --                  --            --        2.59%
      Highest contract charge 1.20% Service Class   $174.23           --                  --            --        1.87%
      All contract charges                               --           15            $  2,773          0.65%         --
2014  Lowest contract charge 0.50% Service Class    $176.79           --                  --            --        9.85%
      Highest contract charge 1.20% Service Class   $171.03           --                  --            --        9.08%
      All contract charges                               --           12            $  2,046          0.55%         --
2013  Lowest contract charge 0.50% Service Class    $160.94           --                  --            --       30.78%
      Highest contract charge 1.20% Service Class   $156.80           --                  --            --       29.87%
      All contract charges                               --            7            $  1,126          0.86%         --
2012  Lowest contract charge 0.50% Service Class    $123.06           --                  --            --       16.02%
      Highest contract charge 1.20% Service Class   $120.74           --                  --            --       15.20%
      All contract charges                               --            4            $    521          0.60%         --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --                  --            --        14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --                  --            --        13.50%
      All contract charges                                 --          106             $ 7,011          1.03%          --
2015  Lowest contract charge 0.00% Advisor Class(h)   $ 75.98           --                  --            --       (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                  --            --       (26.55)%
      All contract charges                                 --           89             $ 5,188          4.14%          --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                  --            --       (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                  --            --       (19.72)%
      All contract charges                                 --           68             $ 5,384          0.27%          --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --                  --            --       (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --                  --            --       (15.74)%
      All contract charges                                 --           48             $ 4,781          1.55%          --
2012  Lowest contract charge 0.50% Advisor Class      $119.10           --                  --            --         4.59%
      Highest contract charge 1.20% Advisor Class     $116.86           --                  --            --         3.86%
      All contract charges                                 --           31             $ 3,633          2.52%          --
TARGET 2015 ALLOCATION
2016  Lowest contract charge 0.40% Class B(b)         $123.50           --                  --            --         5.21%
      Highest contract charge 1.34% Class B           $123.24           --                  --            --         4.22%
      All contract charges                                 --          180             $22,285          1.42%          --
2015  Lowest contract charge 0.50% Class B            $127.97           --                  --            --        (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --                  --            --        (3.22)%
      All contract charges                                 --          194             $22,954          1.16%          --
2014  Lowest contract charge 0.50% Class B            $131.12           --                  --            --         2.45%
      Highest contract charge 1.34% Class B           $122.19           --                  --            --         1.58%
      All contract charges                                 --          204             $24,803          1.19%          --
2013  Lowest contract charge 0.50% Class B            $127.99           --                  --            --        13.50%
      Highest contract charge 1.35% Class B           $120.20           --                  --            --        12.53%
      All contract charges                                 --          211             $25,198          1.39%          --
2012  Lowest contract charge 0.50% Class B            $112.77           --                  --            --        10.31%
      Highest contract charge 1.35% Class B           $106.82           --                  --            --         9.37%
      All contract charges                                 --          208             $22,217          1.35%          --
TARGET 2025 ALLOCATION
2016  Lowest contract charge 0.40% Class B            $132.80           --                  --            --         6.99%
      Highest contract charge 1.45% Class B           $128.41           --                  --            --         5.87%
      All contract charges                                 --          461             $60,164          1.50%          --
2015  Lowest contract charge 0.40% Class B(b)         $124.12           --                  --            --        (2.44)%
      Highest contract charge 1.45% Class B           $121.29           --                  --            --        (3.46)%
      All contract charges                                 --          437             $53,745          1.28%          --
2014  Lowest contract charge 0.50% Class B            $136.08           --                  --            --         3.51%
      Highest contract charge 1.45% Class B           $125.64           --                  --            --         2.52%
      All contract charges                                 --          405             $51,648          1.31%          --
2013  Lowest contract charge 0.50% Class B            $131.46           --                  --            --        18.51%
      Highest contract charge 1.45% Class B           $122.55           --                  --            --        17.37%
      All contract charges                                 --          367             $45,631          1.35%          --
2012  Lowest contract charge 0.50% Class B            $110.93           --                  --            --        12.28%
      Highest contract charge 1.45% Class B           $104.41           --                  --            --        11.22%
      All contract charges                                 --          333             $34,948          1.44%          --
TARGET 2035 ALLOCATION
2016  Lowest contract charge 0.40% Class B            $138.06           --                  --            --         7.59%
      Highest contract charge 1.45% Class B           $131.83           --                  --            --         6.47%
      All contract charges                                 --          450             $60,682          1.48%          --
2015  Lowest contract charge 0.40% Class B            $128.32           --                  --            --        (2.42)%
      Highest contract charge 1.45% Class B           $123.82           --                  --            --        (3.45)%
      All contract charges                                 --          411             $51,693          1.33%          --
2014  Lowest contract charge 0.40% Class B(b)         $131.50           --                  --            --         4.07%
      Highest contract charge 1.45% Class B           $128.25           --                  --            --         2.97%
      All contract charges                                 --          370             $47,918          1.35%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
TARGET 2035 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.50% Class B           $133.60           --                  --            --        21.64%
      Highest contract charge 1.45% Class B          $124.55           --                  --            --        20.49%
      All contract charges                                --          333             $41,685          1.35%          --
2012  Lowest contract charge 0.50% Class B           $109.83           --                  --            --        13.54%
      Highest contract charge 1.45% Class B          $103.37           --                  --            --        12.46%
      All contract charges                                --          295             $30,826          1.51%          --
TARGET 2045 ALLOCATION
2016  Lowest contract charge 0.40% Class B           $142.86           --                  --            --         8.25%
      Highest contract charge 1.45% Class B          $133.38           --                  --            --         7.12%
      All contract charges                                --          382             $52,165          1.47%          --
2015  Lowest contract charge 0.40% Class B           $131.97           --                  --            --        (2.71)%
      Highest contract charge 1.45% Class B          $124.52           --                  --            --        (3.64)%
      All contract charges                                --          340             $43,122          1.38%          --
2014  Lowest contract charge 0.40% Class B(b)        $135.64           --                  --            --         4.36%
      Highest contract charge 1.45% Class B          $129.23           --                  --            --         3.26%
      All contract charges                                --          287             $37,869          1.42%          --
2013  Lowest contract charge 0.70% Class B           $132.29           --                  --            --        24.34%
      Highest contract charge 1.45% Class B          $125.15           --                  --            --        23.41%
      All contract charges                                --          245             $30,986          1.35%          --
2012  Lowest contract charge 0.70% Class B           $106.39           --                  --            --        14.62%
      Highest contract charge 1.45% Class B          $101.41           --                  --            --        13.75%
      All contract charges                                --          213             $21,756          1.59%          --
TARGET 2055 ALLOCATION
2016  Lowest contract charge 0.50% Class B           $100.19           --                  --            --         8.96%
      Highest contract charge 1.34% Class B          $ 98.81           --                  --            --         8.04%
      All contract charges                                --           32             $ 3,226          2.17%          --
2015  Lowest contract charge 0.50% Class B(g)        $ 91.95           --                  --            --        (6.99)%
      Highest contract charge 1.34% Class B(g)       $ 91.46           --                  --            --        (7.46)%
      All contract charges                                --            6             $   538          3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2016  Lowest contract charge 0.50% Class 2           $118.26           --                  --            --         2.43%
      Highest contract charge 1.20% Class 2          $112.80           --                  --            --         1.70%
      All contract charges                                --          502             $56,677          0.00%          --
2015  Lowest contract charge 0.50% Class 2           $115.46           --                  --            --        (4.78)%
      Highest contract charge 1.20% Class 2          $110.91           --                  --            --        (5.45)%
      All contract charges                                --          427             $47,351          7.80%          --
2014  Lowest contract charge 0.50% Class 2           $121.26           --                  --            --         1.33%
      Highest contract charge 1.20% Class 2          $117.30           --                  --            --         0.61%
      All contract charges                                --          328             $38,426          4.98%          --
2013  Lowest contract charge 0.50% Class 2           $119.67           --                  --            --         1.12%
      Highest contract charge 1.20% Class 2          $116.59           --                  --            --         0.40%
      All contract charges                                --          232             $27,077          4.73%          --
2012  Lowest contract charge 0.50% Class 2           $118.35           --                  --            --        14.49%
      Highest contract charge 1.20% Class 2          $116.12           --                  --            --        13.69%
      All contract charges                                --          135             $15,647          6.09%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2016  Lowest contract charge 0.50% Class S Shares    $ 71.01           --                  --            --        42.70%
      Highest contract charge 1.45% Class S Shares   $ 67.27           --                  --            --        41.35%
      All contract charges                                --          380             $25,817          0.37%          --
2015  Lowest contract charge 0.50% Class S Shares    $ 49.76           --                  --            --       (33.96)%
      Highest contract charge 1.45% Class S Shares   $ 47.59           --                  --            --       (34.59)%
      All contract charges                                --          318             $15,253          0.03%          --
2014  Lowest contract charge 0.50% Class S Shares    $ 75.35           --                  --            --       (19.75)%
      Highest contract charge 1.45% Class S Shares   $ 72.76           --                  --            --       (20.52)%
      All contract charges                                --          249             $18,317          0.00%          --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016

8. Financial Highlights (Concluded)

                                                                          YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
VANECK VIP GLOBAL HARD ASSETS FUND (CONTINUED)
2013  Lowest contract charge 0.50% Class S Shares     $93.89           --                  --            --        9.75%
      Highest contract charge 1.34% Class S Shares    $91.81           --                  --            --        8.82%
      All contract charges                                --          202             $18,656          0.46%         --
2012  Lowest contract charge 0.50% Class S Shares     $85.55           --                  --            --        2.59%
      Highest contract charge 1.34% Class S Shares    $84.37           --                  --            --        1.72%
      All contract charges                                --          164             $13,909          0.00%         --

   ----------
  (a)Units were made available on June 8, 2012.
  (b)Units were made available on August 17, 2012
  (c)Units were made available on May 20, 2013.
  (d)Units were made available on June 13, 2014.
  (e)Units were made available on March 27, 2015.
  (f)MFS(R) Massachusetts Investors Growth Stock Series replaced MFS(R) Investors Growth Stock Portfolio due to a fund merger on March 27, 2015.
  (g)Units were made available on May 26, 2015.
  (h)Units were made available on June 19, 2015.
  (i)Units were made available on January 25, 2016.

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   The following Variable Investment Options will be involved in a planned merger effective on or about May 19, 2017, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain Variable Investment Options (the "Surviving Options") will replace interests in the current investment options (the "Removed Options"), as listed in the table below.

----------------------------------------------------------------
 REMOVED OPTIONS                    SURVIVING OPTIONS
----------------------------------------------------------------
All Asset Aggressive-Alt 25         All Asset Growth-Alt 20
AXA/Pacific Global Small Cap Value  AXA/Horizon Small Cap Value
Charter/SM/ International Moderate  Charter/SM/ Moderate
Charter/SM/ Real Assets             EQ/PIMCO Global Real Return
----------------------------------------------------------------

                                    FSA-153

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm........................................  F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2016 and 2015......................................  F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2016, 2015 and 2014.....  F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015
   and 2014....................................................................................  F-4
  Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and 2014..............  F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014..........  F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization......................................................................  F-8
   Note 2 -- Significant Accounting Policies...................................................  F-8
   Note 3 -- Investments....................................................................... F-23
   Note 4 -- Goodwill and Other Intangible Assets.............................................. F-42
   Note 5 -- Closed Block...................................................................... F-43
   Note 6 -- Contractholder Bonus Interest Credits and Deferred Acquisition Cost............... F-44
   Note 7 -- Fair Value Disclosures............................................................ F-44
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features.......... F-56
   Note 9 -- Reinsurance Agreements............................................................ F-59
   Note 10 -- Short-Term Debt.................................................................. F-61
   Note 11 -- Related Party Transactions....................................................... F-61
   Note 12 -- Employee Benefit Plans........................................................... F-63
   Note 13 -- Share-Based and Other Compensation Programs...................................... F-67
   Note 14 -- Income Taxes..................................................................... F-73
   Note 15 -- Accumulated Other Comprehensive Income (Loss).................................... F-75
   Note 16 -- Commitments and Contingent Liabilities........................................... F-76
   Note 17 -- Litigation....................................................................... F-78
   Note 18 -- Insurance Group Statutory Financial Information.................................. F-79
   Note 19 -- Business Segment Information..................................................... F-80
   Note 20 -- Quarterly Results of Operations (Unaudited)...................................... F-81

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2016 and December 31, 2015, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 24, 2017

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015

                                                                2016       2015
                                                             ---------- ----------
                                                                 (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $32,123 and $31,201).................. $   32,570 $   31,893
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $6).................................      9,757      7,171
  Policy loans..............................................      3,361      3,393
  Other equity investments..................................      1,408      1,477
  Trading securities, at fair value.........................      9,134      6,805
  Other invested assets.....................................      2,186      1,788
                                                             ---------- ----------
   Total investments........................................     58,416     52,527
Cash and cash equivalents...................................      2,950      3,028
Cash and securities segregated, at fair value...............        946        565
Broker-dealer related receivables...........................      2,100      1,971
Securities purchased under agreements to resell.............         --         79
Deferred policy acquisition costs...........................      4,301      4,469
Goodwill and other intangible assets, net...................      3,741      3,733
Amounts due from reinsurers.................................      4,635      4,466
Loans to affiliates.........................................        703      1,087
Guaranteed minimum income benefit reinsurance asset, at
  fair value................................................     10,309     10,570
Other assets................................................      4,260      4,634
Separate Accounts' assets...................................    111,403    107,497
                                                             ---------- ----------

TOTAL ASSETS................................................ $  203,764 $  194,626
                                                             ========== ==========

LIABILITIES
Policyholders' account balances............................. $   38,782 $   33,033
Future policy benefits and other policyholders liabilities..     25,358     24,531
Broker-dealer related payables..............................        484        404
Securities sold under agreements to repurchase..............      1,996      1,890
Customers related payables..................................      2,360      1,715
Amounts due to reinsurers...................................        125        131
Short-term debt.............................................        513        584
Current and deferred income taxes...........................      3,816      4,647
Other liabilities...........................................      2,108      2,586
Separate Accounts' liabilities..............................    111,403    107,497
                                                             ---------- ----------
   Total liabilities........................................    186,945    177,018
                                                             ---------- ----------
Redeemable Noncontrolling Interest.......................... $      403 $       13
                                                             ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11,
12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding....................... $        2 $        2
  Capital in excess of par value............................      5,339      5,321
  Retained earnings.........................................      7,983      8,958
  Accumulated other comprehensive income (loss).............          7        228
                                                             ---------- ----------
   Total AXA Equitable's equity.............................     13,331     14,509
                                                             ---------- ----------
Noncontrolling interest.....................................      3,085      3,086
                                                             ---------- ----------
   Total equity.............................................     16,416     17,595
                                                             ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST
  AND EQUITY................................................ $  203,764 $  194,626
                                                             ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016      2015      2014
                                                                                 --------  --------  --------
                                                                                         (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income.................... $  3,423  $  3,208  $  3,115
Premiums........................................................................      880       854       874
Net investment income (loss):
  Investment income (loss) from derivative instruments..........................     (462)      (81)    1,605
  Other investment income (loss)................................................    2,318     2,057     2,210
                                                                                 --------  --------  --------
   Total net investment income (loss)...........................................    1,856     1,976     3,815
                                                                                 --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..................................      (65)      (41)      (72)
  Portion of loss recognized in other comprehensive income (loss)...............       --        --        --
                                                                                 --------  --------  --------
   Net impairment losses recognized.............................................      (65)      (41)      (72)
  Other investment gains (losses), net..........................................       81        21        14
                                                                                 --------  --------  --------
     Total investment gains (losses), net.......................................       16       (20)      (58)
                                                                                 --------  --------  --------
Commissions, fees and other income..............................................    3,791     3,942     3,930
Increase (decrease) in the fair value of the reinsurance contract asset.........     (261)     (141)    3,964
                                                                                 --------  --------  --------
     Total revenues.............................................................    9,705     9,819    15,640
                                                                                 --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................................    2,893     2,799     3,708
Interest credited to policyholders' account balances............................    1,555       978     1,186
Compensation and benefits.......................................................    1,723     1,783     1,739
Commissions.....................................................................    1,095     1,111     1,147
Distribution related payments...................................................      372       394       413
Interest expense................................................................       16        20        53
Amortization of deferred policy acquisition costs, net..........................      162      (331)     (413)
Other operating costs and expenses..............................................    1,458     1,415     1,692
                                                                                 --------  --------  --------
     Total benefits and other deductions........................................    9,274     8,169     9,525
                                                                                 --------  --------  --------
Earnings (loss) from operations, before income taxes............................      431     1,650     6,115
Income tax (expense) benefit....................................................      113      (186)   (1,695)
                                                                                 --------  --------  --------

Net earnings (loss).............................................................      544     1,464     4,420
  Less: net (earnings) loss attributable to the noncontrolling interest.........     (469)     (403)     (387)
                                                                                 --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable............................... $     75  $  1,061  $  4,033
                                                                                 ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016     2015      2014
                                                                                 -------  --------  --------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................................. $   544  $  1,464  $  4,420
                                                                                 -------  --------  --------

Other comprehensive income (loss) net of income taxes:
   Foreign currency translation adjustment......................................     (18)      (25)      (21)
   Change in unrealized gains (losses), net of reclassification adjustment......    (217)     (881)      969
   Changes in defined benefit plan related items not yet recognized in periodic
     benefit cost, net of reclassification adjustment...........................      (3)       (4)      (23)
                                                                                 -------  --------  --------
Total other comprehensive income (loss), net of income taxes....................    (238)     (910)      925
                                                                                 -------  --------  --------

Comprehensive income (loss).....................................................     306       554     5,345

  Less: Comprehensive (income) loss attributable to noncontrolling interest.....    (452)     (388)     (358)
                                                                                 -------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable....................... $  (146) $    166  $  4,987
                                                                                 =======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                    2016       2015       2014
                                                                                 ---------  ---------  ---------
                                                                                          (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end of year......................... $       2  $       2  $       2
                                                                                 ---------  ---------  ---------

  Capital in excess of par value, beginning of year.............................     5,321      5,957      5,934
  Deferred tax on dividend of AB Units..........................................        --        (35)       (26)
  Non cash capital contribution from AXA Financial (See Note 12)................        --        137         --
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --       (772)        --
  Changes in capital in excess of par value.....................................        18         34         49
                                                                                 ---------  ---------  ---------
  Capital in excess of par value, end of year...................................     5,339      5,321      5,957
                                                                                 ---------  ---------  ---------

  Retained earnings, beginning of year..........................................     8,958      8,809      5,205
  Net earnings (loss)...........................................................        75      1,061      4,033
  Shareholder dividends.........................................................    (1,050)      (912)      (429)
                                                                                 ---------  ---------  ---------
  Retained earnings, end of year................................................     7,983      8,958      8,809
                                                                                 ---------  ---------  ---------

  Accumulated other comprehensive income (loss), beginning of year..............       228        351       (603)
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --        772         --
  Other comprehensive income (loss).............................................      (221)      (895)       954
                                                                                 ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year....................         7        228        351
                                                                                 ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................................    13,331     14,509     15,119
                                                                                 ---------  ---------  ---------

  Noncontrolling interest, beginning of year....................................     3,086      2,989      2,903
  Repurchase of AB Holding units................................................      (168)      (154)       (62)
  Net earnings (loss) attributable to noncontrolling interest...................       464        403        387
  Dividends paid to noncontrolling interest.....................................      (384)      (414)      (401)
  Dividend of AB Units by AXA Equitable to AXA Financial........................        --        145         48
  Other comprehensive income (loss) attributable to noncontrolling interest.....       (17)       (15)       (29)
  Other changes in noncontrolling interest......................................       104        132        143
                                                                                 ---------  ---------  ---------

     Noncontrolling interest, end of year.......................................     3,085      3,086      2,989
                                                                                 ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR....................................................... $  16,416  $  17,595  $  18,108
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Net earnings (loss).............................................................. $     544  $   1,464  $   4,420
  Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
   Interest credited to policyholders' account balances..........................     1,555        978      1,186
   Universal life and investment-type product policy fee income..................    (3,423)    (3,208)    (3,115)
   (Increase) decrease in the fair value of the reinsurance contract asset.......       261        141     (3,964)
   (Income) loss related to derivative instruments...............................       462         81     (1,605)
   Investment (gains) losses, net................................................       (16)        20         58
   Realized and unrealized (gains) losses on trading securities..................        41         43        (22)
   Non-cash long term incentive compensation expense.............................       152        172        171
   Amortization of deferred sales commission.....................................        41         49         42
   Other depreciation and amortization...........................................       (98)       (18)        44
   Amortization of deferred cost of reinsurance asset............................       159         39        302
   Amortization of other intangibles.............................................        29         28         27

   Changes in:
     Net broker-dealer and customer related receivables/payables.................       608        (38)      (525)
     Reinsurance recoverable.....................................................      (534)      (916)      (488)
     Segregated cash and securities, net.........................................      (381)       (89)       505
     Deferred policy acquisition costs...........................................       162       (331)      (413)
     Future policy benefits......................................................       783        934      1,647
     Current and deferred income taxes...........................................      (771)       258      1,448
     Accounts payable and accrued expenses.......................................       (66)        38       (259)
   Other, net....................................................................        31        111        (98)
                                                                                  ---------  ---------  ---------
  Net cash provided by (used in) operating activities............................ $    (461) $    (244) $    (639)
                                                                                  ---------  ---------  ---------

Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale.......................................... $   7,154  $   4,368  $   3,157
   Mortgage loans on real estate.................................................       676        609        652
   Trading account securities....................................................     6,271     10,768      6,099
   Other.........................................................................        32        134         99
  Payment for the purchase/origination of:
   Fixed maturities, available for sale..........................................    (7,873)    (4,701)    (5,184)
   Mortgage loans on real estate.................................................    (3,261)    (1,311)    (1,432)
   Trading account securities....................................................    (8,691)   (12,501)    (7,014)
   Other.........................................................................      (250)      (132)      (135)
  Cash settlements related to derivative instruments.............................       102        529        999
  Decrease in loans to affiliates................................................       384         --         --
  Change in short-term investments...............................................      (205)      (363)        (5)
  Investment in capitalized software, leasehold improvements and EDP equipment...       (85)       (71)       (83)
  Purchase of business, net of cash acquired.....................................       (21)        --        (61)
  Other, net.....................................................................       409        203        157
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) investing activities.............................. $  (5,358) $  (2,468) $  (2,751)
                                                                                  ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................................... $   9,342  $   5,757  $   6,011
   Withdrawals...................................................................    (2,874)    (2,861)    (2,867)
   Transfer (to) from Separate Accounts..........................................     1,606      1,045        815
  Change in short-term financings................................................       (69)        95        221
  Change in collateralized pledged assets........................................      (677)        (2)       (12)
  Change in collateralized pledged liabilities...................................       125       (270)       430
  (Decrease) increase in overdrafts payable......................................       (85)        --         --
  Repayment of Loans from Affiliates.............................................        --         --       (825)
  Repayment of long term debt....................................................        --       (200)        --
  Shareholder dividends paid.....................................................    (1,050)      (767)      (382)
  Repurchase of AB Holding units.................................................      (236)      (214)       (90)
  Redemptions of non-controlling interests of consolidated VIEs, net.............      (137)        --         --
  Distribution to noncontrolling interest in consolidated subsidiaries...........      (385)      (414)      (401)
  Increase (decrease) in Securities sold under agreement to repurchase...........       104        939        950
  (Increase) decrease in securities purchased under agreement to resell..........        79        (79)        --
  Other, net.....................................................................         8          5         (7)
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) financing activities..............................     5,751      3,034      3,843
                                                                                  ---------  ---------  ---------

Effect of exchange rate changes on cash and cash equivalents.....................       (10)       (10)       (20)
Change in cash and cash equivalents..............................................       (78)       312        433
Cash and cash equivalents, beginning of year.....................................     3,028      2,716      2,283
                                                                                  ---------  ---------  ---------

Cash and Cash Equivalents, End of Year........................................... $   2,950  $   3,028  $   2,716
                                                                                  =========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................................................. $      11  $      19  $      72
                                                                                  =========  =========  =========
  Income Taxes (Refunded) Paid................................................... $     613  $     (80) $     272
                                                                                  =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable annuity products, employee benefit products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   At December 31, 2016 and 2015, the Company's economic interest in AB was 29.0% and 28.6%, respectively. At December 31, 2016 and 2015, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 63.7% and 62.8%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2016", "2015" and "2014" refer to the years ended December 31, 2016, 2015 and 2014, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016 with no significant impact to the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this new standard beginning January 1, 2016, having elected not to early-adopt in previous interim periods, and applied the guidance using a modified retrospective approach, thereby not requiring the restatement of prior year periods. The Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management segment that were not consolidated in accordance with previous guidance. See Consolidation of VIEs below.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy was intended to eliminate the diversity in practice with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy is now the observability of the inputs. The amendment was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance was effective for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2014, the FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment. The revised guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance will be applied prospectively, and is effective for fiscal year ending December 31, 2020. Early adoption is permitted for fiscal periods beginning after January 1, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. Adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investments had been held. The amendment is effective for interim and annual periods beginning after December 15, 2016 and should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendment is not expected to have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The amendment is effective for interim and annual periods beginning after December 15, 2016. The provisions will be applied using various transition approaches (prospective, retrospective and modified retrospective). Management is currently evaluating the impact that the adoption of this standard will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for interim and annual periods, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA

   Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees (including former employees) and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2016 and 2015, the carrying value of COLI was $892 million and $864 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2016 and 2015, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $34 million and $72 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions.
   Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2016, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.67% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.67% net of product weighted average Separate Account fees) and 0.0% (-2.33% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2016, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The Company also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.3%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with GMDB and GMIB features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs DAC will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2016, participating policies, including those in the Closed Block, represent approximately 5.0% ($17,491 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2016, 2015 and 2014, investment results of such Separate Accounts were gains (losses) of $8,222 million, $1,148 million and $5,959 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Advisory and Administrative Services Revenues and Related Expenses

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2016 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2016. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2016, the Insurance segment's General Account held approximately $1,209 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Insurance segment is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests and/or other financial arrangements, if any, the Insurance segment was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $157,986 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,209 million and approximately $697 million of unfunded commitments at December 31, 2016. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   As a result of adopting the new guidance, the Company identified for consolidation under the VIE model three investment funds sponsored by AB. In addition, the Company identified as a VIE an AB private equity fund previously consolidated at December 31, 2015 under the VOE model. The assets of these consolidated VIEs are presented within other invested assets and cash and cash equivalents and liabilities of these consolidated VIEs are presented within other liabilities on the face of the Company's consolidated balance sheet at December 31, 2016; ownership interests not held by the Company relating to these consolidated VIEs are presented either as redeemable or non-redeemable non-controlling interest, as appropriate.

   In 2016, subsequent to the initial adoption of the VIEs guidance, AB consolidated six additional investment funds that were classified as VIEs in which AB obtained a controlling financial interest due to its investment in those funds and deconsolidated a VIE of which AB no longer was the primary beneficiary due to the redemption of its seed money from the fund. At the time of adoption of the new consolidation guidance, AXA financial consolidated total assets of $265 million, total liabilities of $14 million and redeemable non-controlling interest of $251 million in the consolidated balance sheet. As of December 31, 2016 AXA financial consolidated
   $933 million of assets, liabilities of $293 million and redeemable non-controlling interest of $392 million associated with the consolidation of VIEs.

   As of December 31, 2016, the net assets of investment products sponsored by AB that are non-consolidated VIEs are approximately $43,700 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $13 million at December 31, 2016. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain VISL products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $77 million, increased the amortization of DAC by $289 million, increased Universal life and investment-type product policy fee income by $22 million, decreased Earnings from continuing operations before income taxes by $189 million and decreased Net earnings by approximately $123 million. Included in these balances are out-of-period adjustments ("OOPA's") which decreased Earnings from continuing operations before income taxes by $49 million in 2016.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase that previously had been anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Earnings from continuing operations before income taxes and Net earnings, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $92 million and $60 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $685 million and $445 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the GMIB reserves of $65 million and a decrease in the amortization of DAC of $13 million. In 2015, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $164 million and $107 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million and a decrease in the GMIB reserves of $55 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $208 million and $135 million, respectively.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $46 million and $30 million, respectively.

   In addition, in 2014, the Company made a change in the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these changes in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, these changes increased Earnings from continuing operations before income taxes and Net earnings by approximately $473 million and $307 million, respectively.

   Out of Period Adjustments

   In 2016, the Company recorded several out-of-period adjustments ("OOPA's") in its financial statements, primarily related to errors in the models used to calculate policyholders' benefit reserves for certain VISL products . These OOPA's resulted in a decrease of $4 million in total revenues and increased total benefits and other deductions by $40 million in 2016.

   Additionally, in 2016, the Company recorded an income tax expense as an OOPA, related to the settlement of inter-company balances between AB and its foreign subsidiaries, which created deemed dividends under Section 956 of the U.S. Internal Revenue Code of 1986, as amended. As a result, the Company has been understating its income tax provision and income tax liability since 2010. As a result of the deemed dividend adjustment discussed above, the accumulated undistributed earnings permanently invested outside the U.S. will decrease significantly as of December 31, 2016. This OOPA resulted in an increase of $38 million in income tax expense and decreased Earnings attributable to noncontrolling interest by $27 million in 2016, respectively.

   In 2016, total OOPA's including those discussed above, decreased Earnings from operations, before income tax by $44 million and Net earnings by $67 million, respectively.

   In 2016, the Company identified an error in the presentation of Universal life and investment-type product policy fee income and Premiums on the consolidated statements of earnings for the years ended December 31, 2015 and 2014. The Company has revised the previously reported balances by decreasing Universal life and investment-type product policy fee income and increasing Premiums by $366 million and $360 million in 2015 and 2014, respectively, to improve the consistency and comparability with the current period presentation. The errors did not impact Total Revenues or Earnings
   (loss) from operations, before income taxes, or Net earnings (loss) and were not considered material to previously issued financial statements.

   In 2015, the Company recorded several OOPAs in its financial statements, primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its VISL products. In addition, the Company recorded an OOPA in 2015 related to an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's business. These OOPAs resulted in a decrease of $112 in total revenues, a $51 million decrease in total benefits and other deductions, a $61 million decrease in earnings (loss) from operations, before income taxes and a $40 million decrease in net earnings.

   In 2014, the Company recorded several OOPAs in its financial statements primarily related to updates in the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS        GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ------------- ---------- -----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate........................... $   12,418 $      675     $      81 $   13,012    $     --
  Private corporate..........................      6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......     10,739        221           624     10,336          --
  States and political subdivisions..........        432         63             2        493          --
  Foreign governments........................        375         29            14        390          --
  Commercial mortgage-backed.................        415         28            72        371           7
  Residential mortgage-backed/(1)/...........        294         20            --        314          --
  Asset-backed/(2)/..........................         51         10             1         60           3
  Redeemable preferred stock.................        519         45            10        554          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     32,123      1,306           859     32,570          10

Equity securities............................        113         --            --        113          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2016................... $   32,236 $    1,306     $     859 $   32,683    $     10
                                              ========== ==========     ========= ==========    ========

December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $   12,890 $      688     $     202 $   13,376    $     --
  Private corporate..........................      6,818        232           124      6,926          --
  U.S. Treasury, government and agency.......      8,800        280           305      8,775          --
  States and political subdivisions..........        437         68             1        504          --
  Foreign governments........................        397         36            18        415          --
  Commercial mortgage-backed.................        591         29            87        533           9
  Residential mortgage-backed/(1)/...........        608         32            --        640          --
  Asset-backed/(2)/..........................         68         10             1         77           3
  Redeemable preferred stock.................        592         57             2        647          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     31,201      1,432           740     31,893          12

Equity securities............................         34         --             2         32          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2015................... $   31,235 $    1,432     $     742 $   31,925    $     12
                                              ========== ==========     ========= ==========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2016

                                               AMORTIZED
                                                 COST     FAIR VALUE
                                              ----------- -----------
                                                   (IN MILLIONS)
Due in one year or less...................... $     1,537 $     1,549
Due in years two through five................       7,736       8,128
Due in years six through ten.................       8,898       9,005
Due after ten years..........................      12,673      12,589
                                              ----------- -----------
   Subtotal..................................      30,844      31,271
Commercial mortgage-backed securities........         415         371
Residential mortgage-backed securities.......         294         314
Asset-backed securities......................          51          60
Redeemable preferred stocks..................         519         554
                                              ----------- -----------
Total........................................ $    32,123 $    32,570
                                              =========== ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

                                                      DECEMBER 31,
                                              ---------------------------
                                                 2016      2015     2014
                                              ---------  -------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   4,324  $   979  $   716
                                              =========  =======  =======
Gross gains on sales......................... $     111  $    33  $    21
                                              =========  =======  =======
Gross losses on sales........................ $     (58) $    (8) $    (9)
                                              =========  =======  =======
Total OTTI................................... $     (65) $   (41) $   (72)
Non-credit losses recognized in OCI..........        --       --       --
                                              ---------  -------  -------
Credit losses recognized in earnings (loss).. $     (65) $   (41) $   (72)
                                              =========  =======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                        2016      2015
                                                                                      --------  --------
                                                                                         (IN MILLIONS)
Balances at January 1,............................................................... $   (198) $   (254)
Previously recognized impairments on securities that matured, paid, prepaid or sold..       73        97
Recognized impairments on securities impaired to fair value this period/(1)/.........      (17)      (11)
Impairments recognized this period on securities not previously impaired.............      (46)      (22)
Additional impairments this period on securities previously impaired.................       (2)       (8)
Increases due to passage of time on previously recorded credit losses................       --        --
Accretion of previously recognized impairments due to increases in expected
  cash flows.........................................................................       --        --
                                                                                      --------  --------
Balances at December 31,............................................................. $   (190) $   (198)
                                                                                      ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ---------------
                                                2016     2015
                                               ------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    19 $    16
   All other..................................     428     676
  Equity securities...........................      --      (2)
                                               ------- -------
Net Unrealized Gains (Losses)................. $   447 $   690
                                               ======= =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                      AOCI GAIN
                                                                                                        (LOSS)
                                               NET UNREALIZED                           DEFERRED      RELATED TO
                                                    GAIN                                 INCOME     NET UNREALIZED
                                                (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                                INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              ---------------  -------  -------------  -----------  --------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $            16  $    --  $          (4) $        (5) $            7
Net investment gains (losses) arising during
  the period.................................              (6)      --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........               9       --             --           --               9
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       (1)            --           --              (1)
   Deferred income taxes.....................              --       --             --            2               2
   Policyholders liabilities.................              --       --             (6)          --              (6)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2016................... $            19  $    (1) $         (10) $        (3) $            5
                                              ===============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2015..................... $            10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................              (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       --             --           --              --
   Deferred income taxes.....................              --       --             --           (1)             (1)
   Policyholders liabilities.................              --       --             (4)          --              (4)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $            16  $    --  $          (4) $        (5) $            7
                                              ===============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                        AOCI GAIN
                                                                                                          (LOSS)
                                              NET UNREALIZED                             DEFERRED       RELATED TO
                                                  GAINS                                   INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS    TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES    (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  ------------  ---------------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $          674  $    (82) $        (213) $       (133) $           246
Net investment gains (losses) arising during
  the period.................................           (240)       --             --            --             (240)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             (6)       --             --            --               (6)
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        (5)            --            --               (5)
   Deferred income taxes.....................             --        --             --            80               80
   Policyholders liabilities.................             --        --             24            --               24
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2016................... $          428  $    (87) $        (189) $        (53) $            99
                                              ==============  ========  =============  ============  ===============

BALANCE, JANUARY 1, 2015..................... $        2,231  $   (122) $        (368) $       (610) $         1,131
Net investment gains (losses) arising during
  the period.................................         (1,562)       --             --            --           (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              5        --             --            --                5
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        40             --            --               40
   Deferred income taxes.....................             --        --             --           477              477
   Policyholders liabilities.................             --        --            155            --              155
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2015................... $          674  $    (82) $        (213) $       (133) $           246
                                              ==============  ========  =============  ============  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 794 issues at December 31, 2016 and the 810 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ----------------------- ---------------------- ---------------------
                                                            GROSS                   GROSS                 GROSS
                                                          UNREALIZED              UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE    LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    2,455 $         75 $       113  $       6 $    2,568  $      81
  Private corporate..........................      1,483           38         277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356          624          --         --      5,356        624
  States and political subdivisions..........         --           --          18          2         18          2
  Foreign governments........................         73            3          49         11        122         14
  Commercial mortgage-backed.................         66            5         171         67        237         72
  Residential mortgage-backed................         47           --           4         --         51         --
  Asset-backed...............................          4           --           8          1         12          1
  Redeemable preferred stock.................        218            9          12          1        230         10
                                              ---------- ------------ -----------  --------- ----------  ---------

Total........................................ $    9,702 $        754 $       652  $     105 $   10,354  $     859
                                              ========== ============ ===========  ========= ==========  =========

                                                Less Than 12 Months    12 Months or Longer           Total
                                              ----------------------- ---------------------- ---------------------
                                                            Gross                   Gross                 Gross
                                                          Unrealized              Unrealized            Unrealized
                                              Fair Value    Losses    Fair Value    Losses   Fair Value   Losses
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (In Millions)
December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $       359  $      73 $    3,450 $      202
  Private corporate..........................      1,926          102         184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305          --         --      3,538        305
  States and political subdivisions..........         19            1          --         --         19          1
  Foreign governments........................         73            7          39         11        112         18
  Commercial mortgage-backed.................         67            2         261         85        328         87
  Residential mortgage-backed................         11           --          29         --         40         --
  Asset-backed...............................         11           --          17          1         28          1
  Redeemable preferred stock.................         43           --          40          2         83          2
                                              ---------- ------------ -----------  --------- ---------- ----------

Total........................................ $    8,779 $        546 $       929  $     194 $    9,708 $      740
                                              ========== ============ ===========  ========= ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $169 million and $157 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $1,574 million and $1,310 million, or 4.9% and 4.2%, of the $32,123 million and $31,201 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $28 million and $97 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $105 million and $194 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2016 or 2015. As of December 31, 2016, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2016 and 2015, respectively, the Company owned
   $6 million and $7 million in RMBS backed by subprime residential mortgage loans, and $5 million and $6 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $5 million.

   At December 31, 2016 and 2015, respectively, the amortized cost of the Company's trading account securities was $9,177 million and $6,866 million with respective fair values of $9,134 million and $6,805 million. Also at December 31, 2016 and 2015, respectively, Trading securities included the General Account's investment in Separate Accounts which had carrying values of $63 million and $82 million and costs of $46 million and $72 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $15 million and $16 million at December 31, 2016 and 2015, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $1 million and $1 million in 2016, 2015 and 2014, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $4 million in 2016, 2015 and 2014, respectively. The TDR mortgage loan shown in the table below has been modified five times since 2011. The modifications extended the maturity from its original maturity of November 5, 2014 to March 5, 2017 and extended interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $15 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2016

                                                           OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ---------------------------------------
                                              OF LOANS PRE-MODIFICATION    POST-MODIFICATION
                                              -------- ----------------- ---------------------
                                                                (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $              15 $                  15

   There were no default payments on the above loan during 2016. There were no agricultural troubled debt restructuring mortgage loans in 2016.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2016, 2015 and 2014 are as follows:

                                               COMMERCIAL MORTGAGE LOANS
                                              ---------------------------
                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $     6  $     37  $     42
   Charge-offs...............................      --       (32)      (14)
   Recoveries................................      (2)       (1)       --
   Provision.................................       4         2         9
                                              -------  --------  --------
Ending Balance, December 31,................. $     8  $      6  $     37
                                              =======  ========  ========

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     8  $      6  $     37
                                              =======  ========  ========

   There were no allowances for credit losses for agricultural mortgage loans in 2016, 2015 and 2014.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2016 and 2015, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2016

                                                          DEBT SERVICE COVERAGE RATIO
                                              ---------------------------------------------------
                                                                                            LESS   TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------ ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      738 $    95 $     59 $     56 $    -- $   -- $     948
  50% - 70%..................................      3,217     430      673    1,100      76     --     5,496
  70% - 90%..................................        282      65      229      127      28     46       777
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Commercial Mortgage Loans.............. $    4,237 $   590 $    989 $  1,298 $   104 $   46 $   7,264
                                              ========== ======= ======== ======== ======= ====== =========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      254 $   138 $    296 $    468 $   286 $   49 $   1,491
  50% - 70%..................................        141      57      209      333     219     45     1,004
  70% - 90%..................................         --      --        2        4      --     --         6
  90% plus...................................         --      --       --       --      --     --        --
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Agricultural Mortgage Loans............ $      395 $   195 $    507 $    805 $   505 $   94 $   2,501
                                              ========== ======= ======== ======== ======= ====== =========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      992 $   233 $    355 $    524 $   286 $   49 $   2,439
  50% - 70%..................................      3,358     487      882    1,433     295     45     6,500
  70% - 90%..................................        282      65      231      131      28     46       783
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Mortgage Loans......................... $    4,632 $   785 $  1,496 $  2,103 $   609 $  140 $   9,765
                                              ========== ======= ======== ======== ======= ====== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2015

                                                          Debt Service Coverage Ratio
                                              ----------------------------------------------------
                                                                                            Less    Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to   than   Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x     1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- -------- ------- --------
                                                                      (In Millions)
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     533 $    -- $    102 $     12 $     24 $    -- $    671
  50% - 70%..................................     1,392     353      741      853       77      --    3,416
  70% - 90%..................................       141      --      206      134      124      46      651
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Commercial Mortgage Loans.............. $   2,129 $   353 $  1,049 $  1,045 $    225 $    46 $  4,847
                                              ========= ======= ======== ======== ======== ======= ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     204 $   116 $    277 $    432 $    256 $    51 $  1,336
  50% - 70%..................................       146      80      192      298      225      47      988
  70% - 90%..................................        --      --        2        4       --      --        6
  90% plus...................................        --      --       --       --       --      --       --
                                              --------- ------- -------- -------- -------- ------- --------

Total Agricultural Mortgage Loans............ $     350 $   196 $    471 $    734 $    481 $    98 $  2,330
                                              ========= ======= ======== ======== ======== ======= ========

Total Mortgage Loans/(1)/
  0% - 50%................................... $     737 $   116 $    379 $    444 $    280 $    51 $  2,007
  50% - 70%..................................     1,538     433      933    1,151      302      47    4,404
  70% - 90%..................................       141      --      208      138      124      46      657
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Mortgage Loans......................... $   2,479 $   549 $  1,520 $  1,779 $    706 $   144 $  7,177
                                              ========= ======= ======== ======== ======== ======= ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016 and 2015, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     OR (GREATER THAN) 90 DAYS
                               30-59 60-89       90 DAYS                        FINANCING              AND
                               DAYS  DAYS   OR (GREATER THAN)   TOTAL CURRENT  RECEIVABLES          ACCRUING
                               ----- ----- -------------------- ----- -------- ----------- ---------------------------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016:
------------------
  Commercial.................. $  -- $  -- $                 -- $  -- $  7,264  $    7,264 $                        --
  Agricultural................     9     2                    6    17    2,484       2,501                           6
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
TOTAL MORTGAGE LOANS.......... $   9 $   2 $                  6 $  17 $  9,748  $    9,765 $                         6
                               ===== ===== ==================== ===== ========  ========== ===========================

December 31, 2015:
------------------
  Commercial.................. $  -- $  -- $                 30 $  30 $  4,817  $    4,847 $                        --
  Agricultural................    12     7                    4    23    2,307       2,330                           4
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
Total Mortgage Loans.......... $  12 $   7 $                 34 $  53 $  7,124  $    7,177 $                         4
                               ===== ===== ==================== ===== ========  ========== ===========================

   The following table provides information relating to impaired mortgage loans at December 31, 2016 and 2015, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                    AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED       RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  ---------------- -----------
                                                                      (IN MILLIONS)
DECEMBER 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --  $             22 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       15 $       15 $       --  $             22 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8) $             48 $         2
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       27 $       27 $       (8) $             48 $         2
                                              ========== ========== ==========  ================ ===========

December 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       46 $       46 $       --  $             15 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       46 $       46 $       --  $             15 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       63 $       63 $       (6) $            137 $         4
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       63 $       63 $       (6) $            137 $         4
                                              ========== ========== ==========  ================ ===========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests, real estate joint ventures and investment companies accounted for under the equity method with a total carrying value of $1,295 million and $1,363 million, respectively, at December 31, 2016 and 2015. The Company's total equity in net earnings (losses) for these limited partnership interests was $60 million, $71 million and $206 million, respectively, for 2016, 2015 and 2014.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a Derivative Use Plan approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest-rate risk arising from issuance of funding agreements

   The Company issues fixed and floating rate funding agreements, to fund originated non-recourse commercial real estate mortgage loans, the terms of which may result in short term economic interest rate risk between mortgage loan commitment and mortgage loan funding. The company uses forward interest-rate swaps to protect against interest rate fluctuations during this period. Realized gains and losses from the forward interest rate swaps are amortized over the life of the loan in interest credited to policyholder's account balances.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   Periodically, the Company enters into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty, in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2016 and 2015, respectively, the Company's unrealized gains (losses) related to this program were $(97) million and $(4) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the super senior tranche of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   During third quarter 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. In 2016, the Company derecognized approximately $995 million U.S. Treasury securities for which the Company received proceeds of approximately $1,007 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2016, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $888 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2016 is approximately $(154) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2016

                                                               FAIR VALUE
                                                         -----------------------
                                                                                 GAINS (LOSSES)
                                               NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                                AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              ---------- ----------- ----------- ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $    5,086 $         1 $         1  $         (826)
  Swaps......................................      3,529          13          67            (290)
  Options....................................     11,465       2,114       1,154             727
Interest rate contracts:/(1)/
  Floors.....................................      1,500          11          --               4
  Swaps......................................     18,933         246       1,163            (224)
  Futures....................................      6,926          --          --              --
  Swaptions..................................         --          --          --              87

                                                               FAIR VALUE
                                                        ------------------------
                                                                                  GAINS (LOSSES)
                                              NOTIONAL     ASSET      LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES  DERIVATIVES  EARNINGS (LOSS)
                                              --------- ------------ ----------- ----------------
                                                                 (IN MILLIONS)
Credit contracts:/(1)/
  Credit default swaps....................... $   2,757 $         20 $        15 $             15
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       730           52           6               45
  Margin.....................................        --          107           6               --
  Collateral.................................        --          712         748               --
                                                                                 ----------------
NET INVESTMENT INCOME (LOSS).................                                                (462)
                                                                                 ----------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       10,309          --             (261)
GIB and GWBL and other features/(2)/.........        --           --         164              (20)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --         887             (754)
                                              --------- ------------ ----------- ----------------
Balances, December 31, 2016.................. $  50,926 $     13,585 $     4,211 $         (1,497)
                                              ========= ============ =========== ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2015

                                                               Fair Value
                                                        -------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset      Liability      Reported In
                                               Amount   Derivatives  Derivatives   Earnings (Loss)
                                              --------- ------------ ------------ ----------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $          2 $          3 $            (84)
  Swaps......................................     1,359            8           21              (45)
  Options....................................     7,358        1,042          652               14
Interest rate contracts:/(1)/
  Floors.....................................     1,800           61           --               12
  Swaps......................................    13,718          351          108               (8)
  Futures....................................     8,685           --           --              (81)
  Swaptions..................................        --           --           --              118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442           16           38              (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263            5            4                7
                                                                                  ----------------
Net investment income (loss).................                                                  (81)
                                                                                  ----------------

Embedded derivatives:
GMIB reinsurance contracts...................        --       10,570           --             (141)
GIB and GWBL and other features/(2)/.........        --           --          184              (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --          310              (38)
                                              --------- ------------ ------------ ----------------
Balances, December 31, 2015.................. $  42,714 $     12,055 $      1,320 $           (316)
                                              ========= ============ ============ ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2016 are exchange-traded and net settled daily in cash. At December 31, 2016, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $209 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $28 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $15 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2016 and 2015, respectively, the Company held $755 million and $655 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2016 and 2015, respectively, were $700 million and $5 million, for which the Company posted collateral of $820 million and $5 million at December 31, 2016 and 2015, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2016 and 2015, the balance outstanding under reverse repurchase transactions was $0 million and $79 million, respectively. At December 31, 2016 and 2015, the balance outstanding under securities repurchase transactions was $1,996 million and $1,890 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2016

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    2,128 $        1,219 $            909
Interest rate contracts.....................................        253          1,162             (909)
Credit contracts............................................         20             14                6
Currency....................................................         48              1               47
Margin......................................................        107              6              101
Collateral..................................................        712            747              (35)
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,268          3,149              119
Total Derivatives, not subject to an ISDA Master Agreement..          4             --                4
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,272          3,149              123
Other financial instruments.................................      2,063             --            2,063
                                                             ---------- -------------- ----------------
  Other invested assets..................................... $    5,335 $        3,149 $          2,186
                                                             ========== ============== ================
Securities purchased under agreement to resell.............. $       -- $           -- $             --
                                                             ========== ============== ================

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    1,219 $        1,219 $             --
Interest rate contracts.....................................      1,162          1,162               --
Credit contracts............................................         14             14               --
Currency....................................................          1              1               --
Margin......................................................          6              6               --
Collateral..................................................        747            747               --
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,149          3,149               --
Total Derivatives, not subject to an ISDA Master Agreement..         --             --               --
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,149          3,149               --
Other non-financial liabilities.............................      2,108             --            2,108
                                                             ---------- -------------- ----------------
  Other liabilities......................................... $    5,257 $        3,149 $          2,108
                                                             ========== ============== ================
Securities sold under agreement to repurchase/(3)/.......... $    1,992 $           -- $          1,992
                                                             ========== ============== ================

   /(1)/Excludes Investment Management segment's $13 million net derivative assets (including derivative assets of consolidated VIEs), $3 million long exchange traded options and $83 million of securities borrowed.
   /(2)/Excludes Investment Management segment's $11 million net derivative liabilities (including derivative liabilities of consolidated VIEs), $1 million short exchange traded options.
   /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016.

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2016

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                                ------------------------
                                                               FAIR VALUE OF     FINANCIAL                      NET
                                                                   ASSETS       INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
ASSETS/(1)/
Counterparty A.............................................. $              46  $        --   $       (48) $         (2)
Counterparty B..............................................              (128)          --           132             4
Counterparty C..............................................              (116)          --           138            22
Counterparty D..............................................               182           --          (176)            6
Counterparty E..............................................               (65)          --            83            18
Counterparty F..............................................                (3)          --            16            13
Counterparty G..............................................               219           --          (214)            5
Counterparty H..............................................               104           --          (110)           (6)
Counterparty I..............................................              (188)          --           203            15
Counterparty J..............................................               (93)          --           115            22
Counterparty K..............................................                92           --           (96)           (4)
Counterparty L..............................................                (3)          --             3            --
Counterparty M..............................................              (105)          --           120            15
Counterparty N..............................................                 4           --            --             4
Counterparty Q..............................................                10           --           (11)           (1)
Counterparty T..............................................                --           --             2             2
Counterparty U..............................................                 1           --            10            11
Counterparty V..............................................                96           --          (101)           (5)
                                                             -----------------  -----------   -----------  ------------
  Total Derivatives......................................... $              53  $        --   $        66  $        119
Other financial instruments.................................             2,067           --            --         2,067
                                                             -----------------  -----------   -----------  ------------
  OTHER INVESTED ASSETS..................................... $           2,120  $        --   $        66  $      2,186
                                                             =================  ===========   ===========  ============

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                NET AMOUNTS     ------------------------
                                                              PRESENTED IN THE   FINANCIAL                      NET
                                                               BALANCE SHEETS   INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
LIABILITIES/(2)/
Counterparty D.............................................. $             767  $      (767)  $        --            --
Counterparty M..............................................               410         (410)           --            --
Counterparty C..............................................               302         (296)           (2)            4
Counterparty W..............................................               513         (513)           --            --
                                                             -----------------  -----------   -----------  ------------
  Securities sold under agreement to repurchase/(3)/........ $           1,992  $    (1,986)  $        (2) $          4
                                                             =================  ===========   ===========  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets (including those related to derivative assets of consolidated VIEs) and $83 million related to securities borrowed.
  /(2)/Excludes Investment Management segment's cash collateral pledged of $8 million related to derivative liabilities (including those related to derivative liabilities of consolidated VIEs).
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2016
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND UP TO 30    30-90   GREATER THAN
                                               CONTINUOUS     DAYS      DAYS      90 DAYS     TOTAL
                                              ------------- --------- --------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE/(2)/
  U.S. Treasury and agency securities........ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------
Total........................................ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------

  /(1)/Excludes Investment Management segment's $83 million of securities borrowed.
  /(2)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2015

                                                        Gross
                                           Gross       Amounts       Net Amounts
                                          Amounts   Offset in the  Presented in the
                                         Recognized Balance Sheets  Balance Sheets
                                         ---------- -------------- ----------------
                                                        (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts........................ $    1,049  $         673 $            376
Interest rate contracts.................        389            104              285
Credit contracts........................         14             37              (23)
                                         ----------  ------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement.....................      1,452            814              638
Total Derivatives, not subject to an
  ISDA Master Agreement.................         20             --               20
                                         ----------  ------------- ----------------
  Total Derivatives.....................      1,472            814              658
Other financial instruments/(2) (4)/....      1,271             --            1,271
                                         ----------  ------------- ----------------
  Other invested assets/(2)/............ $    2,743  $         814 $          1,929
                                         ==========  ============= ================
  Securities purchased under agreement
   to resell............................ $       79  $          -- $             79
                                         ==========  ============= ================

                                                                                                Gross
                                                                                   Gross       Amounts       Net Amounts
                                                                                  Amounts   Offset in the  Presented in the
                                                                                 Recognized Balance Sheets  Balance Sheets
                                                                                 ---------- -------------- ----------------
                                                                                               (In Millions)
LIABILITIES/(3)/
Description
Derivatives:
Equity contracts................................................................ $      673  $         673  $            --
Interest rate contracts.........................................................        104            104               --
Credit contracts................................................................         37             37               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives, subject to an ISDA Master Agreement........................        814            814               --
Total Derivatives, not subject to an ISDA Master Agreement......................         --             --               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives.............................................................        814            814               --
Other non-financial liabilities.................................................      2,586             --            2,586
                                                                                 ----------  -------------  ---------------
  Other liabilities............................................................. $    3,400  $         814  $         2,586
                                                                                 ==========  =============  ===============
  Securities sold under agreement to repurchase................................. $    1,890  $          --  $         1,890
                                                                                 ==========  =============  ===============

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
   /(2)/Includes $141 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2015

                                                                Collateral (Received)/Held
                                                Net Amounts     --------------------------
                                              Presented in the    Financial                    Net
                                               Balance Sheets    Instruments       Cash      Amounts
                                              ----------------  -------------  -----------  ---------
                                                                   (In Millions)
ASSETS/(1)/
Counterparty A............................... $             52  $          --  $       (52) $      --
Counterparty B...............................                9             --           (7)         2
Counterparty C...............................               61             --          (58)         3
Counterparty D...............................              222             --         (218)         4
Counterparty E...............................               53             --          (53)        --
Counterparty F...............................               (2)            --            2         --
Counterparty G...............................              129             --         (129)        --
Counterparty H...............................               16            (11)          (5)        --
Counterparty I...............................               44             --          (39)         5
Counterparty J...............................               19             --          (13)         6
Counterparty K...............................               17             --          (17)        --
Counterparty L...............................                7             --           (7)        --
Counterparty M...............................               11             --          (10)         1
Counterparty N...............................               20             --           --         20
Counterparty Q...............................               --             --           --         --
Counterparty T...............................               (3)            --            3         --
Counterparty U...............................               --             --            1          1
Counterparty V...............................                3             --           (3)        --
                                              ----------------  -------------  -----------  ---------
  Total Derivatives.......................... $            658  $         (11) $      (605) $      42

                                                                                        Collateral (Received)/Held
                                                                         Net Amounts    -------------------------
                                                                       Presented in the   Financial                    Net
                                                                        Balance Sheets   Instruments      Cash       Amounts
                                                                       ---------------- ------------  -----------  ------------
                                                                                            (In Millions)
Other financial instruments/(2) (4)/.................................. $          1,271 $         --  $        --  $      1,271
                                                                       ---------------- ------------  -----------  ------------
  Other invested assets/(2)/.......................................... $          1,929 $        (11) $      (605) $      1,313
                                                                       ================ ============  ===========  ============
Counterparty M........................................................ $             28 $        (28) $        --  $         --
Counterparty V........................................................ $             51 $        (51) $        --  $         --
                                                                       ---------------- ------------  -----------  ------------
Securities purchased under agreement to resell........................ $             79 $        (79) $        --  $         --
                                                                       ================ ============  ===========  ============

LIABILITIES/(3)/
Counterparty D........................................................ $            234 $       (234) $        --            --
Counterparty C........................................................            1,033       (1,016)         (17)           --
Counterparty M........................................................              623         (611)         (12)           --
                                                                       ---------------- ------------  -----------  ------------
  Securities sold under agreement to repurchase....................... $          1,890 $     (1,861) $       (29) $         --
                                                                       ================ ============  ===========  ============

   /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
   /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                               At December 31, 2015
                                              -------------------------------------------------------
                                                 Remaining Contractual Maturity of the Agreements
                                              -------------------------------------------------------
                                              Overnight and  Up to 30   30-90   Greater Than
                                               Continuous      days     days      90 days     Total
                                              ------------- ---------- -------- ------------ --------
                                                                   (In Millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Securities purchased under agreement to resell
  Corporate securities....................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

   /(1)/Excludes Investment Management segment's $75 million of securities borrowed and $10 million of securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                 2016       2015       2014
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,418  $   1,420  $   1,431
Mortgage loans on real estate................       461        338        306
Repurchase agreement.........................         1          1         --
Other equity investments.....................       170         84        200
Policy loans.................................       210        213        216
Derivative investments.......................      (462)       (81)     1,605
Trading securities...........................        80         17         63
Other investment income......................        44         40         49
                                              ---------  ---------  ---------
  Gross investment income (loss).............     1,922      2,032      3,870
Investment expenses..........................       (66)       (56)       (55)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   1,856  $   1,976  $   3,815
                                              =========  =========  =========

   For 2016, 2015 and 2014, respectively, Net investment income (loss) from derivatives included $(4) million, $474 million and $899 million of realized gains (losses) on contracts closed during those periods and $(458) million, $(555) million and $706 million of unrealized gains (losses) on derivative positions at each respective year end.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                                                           TWELVE MONTHS ENDED
                                                                                 ----------------------------------------
                                                                                 DECEMBER 31,  December 31,  December 31,
                                                                                     2016          2015          2014
                                                                                 ------------  ------------  ------------
                                                                                              (IN MILLIONS)

Net investment gains (losses) recognized during the period on securities held
  at the end of the period...................................................... $        (19) $        (63) $         --
Net investment gains (losses) recognized on securities sold during the period...          (22)           20            22
                                                                                 ------------  ------------  ------------
Unrealized and realized gains (losses) on trading securities....................          (41)          (43)           22
Interest and dividend income from trading securities............................          121            60            41
                                                                                 ------------  ------------  ------------
Net investment income (loss) from trading securities............................ $         80  $         17  $         63
                                                                                 ------------  ------------  ------------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                2016       2015       2014
                                              --------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $     (3) $     (17) $     (54)
Mortgage loans on real estate................       (2)        (1)        (3)
Other equity investments.....................       (2)        (5)        (2)
Other........................................       23          3          1
                                              --------  ---------  ---------
Investment Gains (Losses), Net............... $     16  $     (20) $     (58)
                                              ========  =========  =========

   For 2016, 2015 and 2014, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $4 million and $5 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,584 million and $3,562 million at December 31, 2016 and 2015, respectively. The Company annually tests goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2016 and 2015, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $625 million and $610 million at December 31, 2016 and 2015, respectively and the accumulated amortization of these intangible assets was $468 million and $439 million at December 31, 2016 and 2015, respectively. Amortization expense related to the AB intangible assets totaled $29 million, $28 million and $27 million for 2016, 2015 and 2014, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2016 and 2015, respectively, net deferred sales commissions totaled $64 million and $99 million and are included within Other assets.
   The estimated amortization expense of deferred sales commissions, based on the December 31, 2016 net asset balance for each of the next five years is $32 million, $21 million, $8 million, $3 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2016, the Company determined that the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. The excess of the purchase price over the current fair value of identifiable net assets acquired resulted in the recognition of $22 million of goodwill. AB recorded
   $10 million of definite-lived intangible assets relating to investment management contracts.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015 and 2016, AB purchased additional shares of CPH, bringing AB's ownership interest to 90.0% as of December 31, 2016.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $170 million and $157 million at December 31, 2016 and 2015, respectively. Amortization of capitalized software in 2016, 2015 and 2014 were $52 million, $55 million and $50 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                  DECEMBER 31,
                                                -----------------
                                                  2016     2015
                                                -------- --------
                                                  (IN MILLIONS)

CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other........................... $  7,179 $  7,363
Policyholder dividend obligation...............       52       81
Other liabilities..............................       43      100
                                                -------- --------
Total Closed Block liabilities.................    7,274    7,544
                                                -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair
  value (amortized cost of $3,884 and $4,426)..    4,025    4,599
Mortgage loans on real estate..................    1,623    1,575
Policy loans...................................      839      881
Cash and other invested assets.................      444       49
Other assets...................................      181      258
                                                -------- --------
Total assets designated to the Closed Block....    7,112    7,362
                                                -------- --------
Excess of Closed Block liabilities over assets
  designated to the Closed Block...............      162      182
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation of
   $(52) and $(81).............................      100      103
                                                -------- --------
Maximum Future Earnings To Be Recognized From
  Closed Block Assets and Liabilities.......... $    262 $    285
                                                ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                2016     2015      2014
                                              -------  --------  -------
                                                     (IN MILLIONS)

REVENUES:
Premiums and other income.................... $   238  $    262  $   273
Investment income (loss).....................     349       368      378
Net investment gains (losses)................      (1)        2       (4)
                                              -------  --------  -------
Total revenues...............................     586       632      647
                                              -------  --------  -------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........     548       576      597
Other operating costs and expenses...........       4         4        4
                                              -------  --------  -------
Total benefits and other deductions..........     552       580      601
                                              -------  --------  -------
Net revenues, before income taxes............      34        52       46
Income tax (expense) benefit.................     (12)      (18)     (16)
                                              -------  --------  -------
Net Revenues (Losses)........................ $    22  $     34  $    30
                                              =======  ========  =======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ---------------
                                                2016    2015
                                              -------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    81  $  201
Unrealized investment gains (losses).........     (29)   (120)
                                              -------  ------
Balances, End of year........................ $    52  $   81
                                              =======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS AND DEFERRED ACQUISITION COST

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                DECEMBER 31,
                                              ----------------
                                                2016     2015
                                              -------  -------
                                                (IN MILLIONS)

Balance, beginning of year................... $   534  $   383
Contractholder bonus interest
   credits deferred..........................      13       17
Other........................................      --      174
Amortization charged to income...............     (43)     (40)
                                              -------  -------
Balance, End of Year......................... $   504  $   534
                                              =======  =======

   Changes in deferred acquisition costs at December 31, 2016 and 2015 were as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2016      2015
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $  4,469  $  4,271
Capitalization of commissions, sales and
  issue expenses.............................      594       615
Amortization.................................     (756)     (284)
Change in unrealized investment gains
   and losses................................       (6)       41
Other........................................       --      (174)
                                              --------  --------
Balance, End of Year......................... $  4,301  $  4,469
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2016

                                               LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
                                               ------- ------- ------- -------
                                                        (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate...........................    $ -- $12,984  $   28 $13,012
   Private Corporate..........................      --   6,223     817   7,040
   U.S. Treasury, government and agency.......      --  10,336      --  10,336
   States and political subdivisions..........      --     451      42     493
   Foreign governments........................      --     390      --     390
   Commercial mortgage-backed.................      --      22     349     371
   Residential mortgage-backed/(1)/...........      --     314      --     314
   Asset-backed/(2)/..........................      --      36      24      60
   Redeemable preferred stock.................     218     335       1     554
                                                  ---- -------  ------ -------
     Subtotal.................................     218  31,091   1,261  32,570
                                                  ---- -------  ------ -------
  Other equity investments....................       3      --       5       8
  Trading securities..........................     478   8,656      --   9,134

                                                LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ---------- ---------  --------- ----------
                                                              (IN MILLIONS)
  Other invested assets:
   Short-term investments..................... $       -- $     574  $      -- $      574
   Assets of consolidated VIEs................        342       205          6        553
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830          6      1,178
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,309     10,309
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,894 $  166,890
                                               ========== =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       -- $      --  $     164 $      164
SCS, SIO, MSO and IUL indexed
   features' liability........................         --       887         --        887
Liabilities of consolidated VIEs..............        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $     182 $    1,319
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2015

                                                 Level 1    Level 2   Level 3    Total
                                               ----------  ---------  -------- ---------
                                                             (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  13,345  $     31 $  13,376
   Private Corporate..........................         --      6,537       389     6,926
   U.S. Treasury, government and agency.......         --      8,775        --     8,775
   States and political subdivisions..........         --        459        45       504
   Foreign governments........................         --        414         1       415
   Commercial mortgage-backed.................         --         30       503       533
   Residential mortgage-backed/(1)/...........         --        640        --       640
   Asset-backed/(2)/..........................         --         37        40        77
   Redeemable preferred stock.................        258        389        --       647
                                               ----------  ---------  -------- ---------
     Subtotal.................................        258     30,626     1,009    31,893
                                               ----------  ---------  -------- ---------
  Other equity investments....................         97         --        49       146
  Trading securities..........................        654      6,151        --     6,805
  Other invested assets:
   Short-term investments.....................         --        369        --       369
   Swaps......................................         --        230        --       230
   Credit Default Swaps.......................         --        (22)       --       (22)
   Futures....................................         (1)        --        --        (1)
   Options....................................         --        390        --       390
   Floors.....................................         --         61        --        61
   Currency Contracts.........................         --          1        --         1
                                               ----------  ---------  -------- ---------
     Subtotal.................................         (1)     1,029        --     1,028
                                               ----------  ---------  -------- ---------

                                               Level 1    Level 2   Level 3    Total
                                              ---------- --------- --------- ----------
                                                            (In Millions)
Cash equivalents............................. $    2,150 $      -- $      -- $    2,150
Segregated securities........................         --       565        --        565
GMIB reinsurance contracts asset.............         --        --    10,570     10,570
Separate Accounts' assets....................    104,058     2,964       313    107,335
                                              ---------- --------- --------- ----------
   Total Assets.............................. $  107,216 $  41,335 $  11,941 $  160,492
                                              ========== ========= ========= ==========
LIABILITIES
GWBL and other features' liability........... $       -- $      -- $     184 $      184
SCS, SIO, MSO and IUL indexed
   features' liability.......................         --       310        --        310
Contingent payment arrangements..............         --        --        31         31
                                              ---------- --------- --------- ----------
   Total Liabilities......................... $       -- $     310 $     215 $      525
                                              ========== ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities is approximately $24,918 million and $24,216 million or approximately 16.0% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities is approximately $7,652 million and $7,677 million or approximately 4.9% and 5.1% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2016 and 2015, respectively, the net fair value of freestanding derivative positions is approximately $51 million and $659 million or approximately 8.2% and 64.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, investments classified as Level 1 comprise approximately 71.1% and 71.8% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2016 and 2015, respectively, investments classified as Level 2 comprise approximately 27.9% and 27.3% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2016 and 2015, respectively, approximately $340 million and $673 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprise approximately 1.0% and 0.9% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2016 and 2015, respectively, were approximately $111 million and $119 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $373 million and $543 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $139 million and $123 million at December 31, 2016 and 2015, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2016. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2016, five of the Company's consolidated VIEs that are open-end Luxembourg funds hold $6 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During the third quarter of 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2016, 2015 and 2014 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND              COMMERCIAL  RESIDENTIAL
                                                              POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE   SUB-DIVISIONS    GOVTS     BACKED      BACKED      BACKED
                                                ---------  --------------  --------  ----------  -----------  --------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $     420  $           45  $      1  $      503  $        --  $     40
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --          --           --        --
     Investment gains (losses), net............         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............         7              (2)       --          14           --         1
Purchases......................................       572              --        --          --           --        --
Sales..........................................      (142)             (1)       --         (87)          --        (8)
Transfers into Level 3/(1)/....................        25              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (38)             --        (1)        (14)          --        (9)
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2016..................... $     845  $           42  $     --  $      349  $        --  $     24
                                                =========  ==============  ========  ==========  ===========  ========

BALANCE, JANUARY 1, 2015....................... $     380  $           47  $     --  $      715  $         2  $     53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         3              --        --           1           --        --
     Investment gains (losses), net............         2              --        --         (38)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         5              --        --         (37)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............       (25)             (1)       --          64           --        (4)
Purchases......................................        60              --         1          --           --        --
Sales..........................................       (38)             (1)       --        (175)          (2)       (9)
Transfers into Level 3/(1)/....................        99              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (61)             --        --         (64)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2015..................... $     420  $           45  $      1  $      503  $        --  $     40
                                                =========  ==============  ========  ==========  ===========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                               State and             Commercial  Residential
                                               Political    Foreign  Mortgage-    Mortgage-    Asset-
                                 Corporate   Sub-divisions   Govts     backed      backed      backed
                                 ---------  --------------  -------- ----------  -----------  -------
                                                             (In Millions)

BALANCE, JANUARY 1, 2014........ $     291  $           46  $     -- $      700  $         4  $    83
Total gains (losses),
  realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment
       income (loss)............         2              --        --          2           --       --
     Investment gains
       (losses), net............         3              --        --        (89)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
  Subtotal......................         5              --        --        (87)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
Other comprehensive
  income (loss).................         6               2        --        135           --        7
Purchases.......................       162              --        --         --           --       --
Sales...........................       (30)             (1)       --        (20)          (2)     (37)
Transfers into Level 3/(1)/.....        15              --        --         --           --       --
Transfers out of Level 3/(1)/...       (69)             --        --        (13)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
BALANCE, DECEMBER 31, 2014...... $     380  $           47  $     -- $      715  $         2  $    53
                                 =========  ==============  ======== ==========  ===========  =======

                                                                                                        GWBL
                                                REDEEMABLE        OTHER          GMIB      SEPARATE   AND OTHER   CONTINGENT
                                                PREFERRED        EQUITY       REINSURANCE  ACCOUNTS   FEATURES      PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ----------- ----------------  -----------  --------  ----------  ------------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $        -- $             49  $    10,570  $    313  $      184  $         31
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............          --               --           --        --          --            --
     Investment gains (losses), net............          --               --           --        19          --            --
     Increase (decrease) in the fair value
       of reinsurance contracts................          --               --         (419)       --          --            --
     Policyholders' benefits...................          --               --           --        --        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
  Subtotal.....................................          --               --         (419)       19        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
Other comprehensive income (loss)..............          --               (2)          --        --          --            --
Purchases/(3)/.................................           1               --          223        10         225            11
Sales/(4)/.....................................          --               --          (65)       --          --            --
Settlements/(5)/...............................          --               --           --        (7)         --           (24)
Activities related to VIEs.....................          --               20           --        --          --            --
Transfers into Level 3/(1)/....................          --               --           --         1          --            --
Transfers out of Level 3/(1)/..................          --              (56)          --       (23)         --            --
                                                ----------- ----------------  -----------  --------  ----------  ------------
BALANCE, DECEMBER 31, 2016..................... $         1 $             11  $    10,309  $    313  $      164  $         18
                                                =========== ================  ===========  ========  ==========  ============

                                                                                                      GWBL
                                                REDEEMABLE       OTHER          GMIB      SEPARATE  AND OTHER  CONTINGENT
                                                PREFERRED       EQUITY       REINSURANCE  ACCOUNTS  FEATURES     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY  ARRANGEMENT
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (IN MILLIONS)

BALANCE, JANUARY 1, 2015.......................  $      --      $        61   $   10,711  $    260   $    128  $        42
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --               --           --        --         --           --
     Investment gains (losses), net............         --                5           --        36         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --         (327)       --         --           --
     Policyholders' benefits...................         --               --           --        --       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                5         (327)       36       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income(loss)...............         --                2           --        --         --
Purchases/(3)/.................................         --                1          228        26        186           --
Sales/(4)/.....................................         --              (20)         (42)       (2)        --          (11)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               --           --        (2)        --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2015.....................  $      --      $        49   $   10,570  $    313   $    184  $        31
                                                 =========      ===========   ==========  ========   ========  ===========

                                                                                                      GWBL
                                                Redeemable       Other          GMIB      Separate  and Other  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  Features     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   Liability  Arrangement
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (In Millions)

BALANCE, JANUARY 1, 2014.......................  $      15      $        52   $    6,747  $    237   $     --  $        38
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --                3           --        --         --           --
     Investment gains (losses), net............         --                1           --        15         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --        3,774        --         --           --
     Policyholders' benefits...................         --               --           --        --         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                4        3,774        15         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income (loss)..............         --               --           --        --         --
Purchases/(3)/.................................         --                8          225        16        136            9
Sales/(4)/.....................................        (15)              (1)         (35)       (3)        --           (5)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               (2)          --        --         --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2014.....................  $      --      $        61   $   10,711  $    260   $    128  $        42
                                                 =========      ===========   ==========  ========   ========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Level 3 amounts for Trading securities and consolidated VIE investments.
  /(3)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(4)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(5)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2016 and 2015, respectively:

                                                            EARNINGS (LOSS)
                                                ---------------------------------------
                                                                          INCREASE
                                                   NET     INVESTMENT (DECREASE) IN THE
                                                INVESTMENT   GAINS      FAIR VALUE OF    POLICY-
                                                  INCOME   (LOSSES),     REINSURANCE     HOLDERS'
                                                  (LOSS)      NET         CONTRACTS      BENEFITS     OCI
                                                ---------- ---------- -----------------  --------  ---------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2016
STILL HELD AT DECEMBER 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $      11
     State and political subdivisions..........         --         --                --        --         (1)
     Commercial mortgage-backed................         --         --                --        --          9
     Asset-backed..............................         --         --                --        --          1
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      20
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (261)       --         --
   Separate Accounts' assets/(1)/..............         --         20                --        --         --
   GWBL and other features' liability..........         --         --                --       (20)        --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       20 $            (261) $    (20) $      20
                                                ========== ========== =================  ========  =========

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $     (25)
     State and political subdivisions..........         --         --                --        --         (2)
     Commercial mortgage-backed................         --         --                --        --         61
     Asset-backed..............................         --         --                --        --         (4)
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      30
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (141)       --         --
   Separate Accounts' assets/(1)/..............         --         36                --        --         --
   GWBL and other features' liability..........         --         --                --       184         --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       36 $            (141) $    184  $      30
                                                ========== ========== =================  ========  =========

  /(1)/There is an investment expense that offsets this investment gain (loss)

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2016 and 2015, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2016

                                          FAIR         VALUATION              SIGNIFICANT
                                          VALUE        TECHNIQUE           UNOBSERVABLE INPUT          RANGE
                                         ------- ---------------------- ------------------------- -----------------
                                                                       (IN MILLIONS)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    55 Matrix pricing model             Spread over the
                                                                                industry-specific
                                                                            benchmark yield curve 0 BPS - 565 BPS

                                             636 Market comparable               EBITDA multiples   4.3X - 25.6X
                                                   companies                        Discount rate   7.0% - 17.8%
                                                                              Cash flow Multiples  14.0X - 16.5X
-------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       2 Matrix pricing model            Spread over U.S.
                                                                                   Treasury curve 25 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     295 Third party appraisal        Capitalization rate       4.8%
                                                                         Exit capitalization rate       5.7%
                                                                                    Discount rate       6.6%

                                               3 Discounted cash flow            Spread over U.S.
                                                                                   Treasury curve 273 BPS - 512 BPS
                                                                                  Discount factor   1.1% - 7.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,309 Discounted cash flow                 Lapse Rates    1.5% - 5.7%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 16.0%
                                                                             Non-performance risk  5 BPS - 17 BPS
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     164 Discounted cash flow                 Lapse Rates   1.0% - 11.0%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2015

                                          Fair         Valuation                  Significant
                                          Value        Technique               Unobservable Input               Range
                                         ------- ---------------------- --------------------------------- ------------------
                                                                        (In Millions)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    61 Matrix pricing model
                                                                        Spread over the industry-specific
                                                                                    benchmark yield curve 50 bps - 565 bps

                                             154 Market comparable                                 EBITDA   7.8x - 19.1x
                                                   companies                      multiples Discount rate   7.0% - 12.6%
                                                                                      Cash flow Multiples   14.0x - 16.5x
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       3 Matrix pricing model                    Spread over U.S.
                                                                                           Treasury curve 30 bps - 687 bps
----------------------------------------------------------------------------------------------------------------------------

Other equity investments................      10 Market comparable                                Revenue
                                                   companies                          multiple Marketable    2.5x - 4.8x
                                                                                                 Discount       30.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     271 Third party appraisal                Capitalization rate       4.9%
                                                                                 Exit capitalization rate       5.9%
                                                                                            Discount rate       6.7%

                                               7 Discounted cash flow                    Spread over U.S.
                                                                                           Treasury curve
                                                                                   Gross domestic product 280 bps - 411 bps
                                                                                                     rate   0.0% - 1.09%
                                                                                          Discount factor    2.3% - 5.9%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,570 Discounted cash flow                         Lapse Rates    0.6% - 5.7%
                                                                                         Withdrawal rates   0.2% - 8.0%
                                                                                   GMIB Utilization Rates    0.0% - 15%
                                                                                     Non-performance risk  5 bps - 18 bps
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     120 Discounted cash flow                         Lapse Rates    1.0% - 5.7%
                                                                                         Withdrawal rates   0.0% - 7.0%
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2016 and 2015, respectively, are approximately $594 million and $865 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 37.5% and 63.1% of total assets classified as Level 3 and represent only 0.4% and 0.6% of total assets measured at fair value on a recurring basis at December 31, 2016 and 2015 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2016 and 2015, respectively, are approximately $691 million and $215 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 81.8% and 51.2% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2016 and 2015, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2016 and 2015, are approximately 8.3% and 7.5%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2016 and 2015, primarily consist of a private real estate fund with a fair value of approximately $295 million and $271 million, a private equity investment with a fair value of approximately $1 million and $2 million and mortgage loans with fair value of approximately $2 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $12 million and $3 million at December 31, 2016 and $28 million and $7 million at December 31, 2015, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $31 million as of December 31, 2016 and 2015, respectively) are currently valued using projected AUM growth rates with a weighted average of 18.0% and 46.0%, revenue growth rates (with a range of 4.0% to 31.0%) and 43.0%, and a discount rate (with a range of 1.4% to 6.4%) and 3.0% as of December 31, 2016 and December 31, 2015, respectively.

   The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                               FAIR VALUE
                                                             ----------------------------------------------
                                                             CARRYING
                                                              VALUE   LEVEL 1  LEVEL 2   LEVEL 3    TOTAL
                                                             -------- -------- -------- --------- ---------
                                                                             (IN MILLIONS)
December 31, 2016:
Mortgage loans on real estate............................... $  9,757 $     -- $     -- $   9,608 $   9,608
Loans to affiliates.........................................      703       --      775        --       775
Policyholders liabilities: Investment contracts.............    2,226       --       --     2,337     2,337
Funding Agreements..........................................    2,255       --    2,202        --     2,202
Policy loans................................................    3,361       --       --     4,257     4,257
Short-term debt.............................................      513       --      513        --       513
Separate Account Liabilities................................    6,194       --       --     6,194     6,194

December 31, 2015:
Mortgage loans on real estate............................... $  7,171 $     -- $     -- $   7,257 $   7,257
Loans to affiliates.........................................    1,087       --      795       390     1,185
Policyholders liabilities: Investment contracts.............    7,325       --       --     7,430     7,430
Funding Agreements..........................................      500       --      500        --       500
Policy loans................................................    3,393       --       --     4,343     4,343
Short-term debt.............................................      584       --      584        --       584
Separate Account Liabilities................................    5,124       --       --     5,124     5,124

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the Balance Sheet in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2014................... $  1,626  $  4,203  $  5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015.................    2,986     5,297     8,283
  Paid guarantee benefits....................     (357)     (280)     (637)
  Other changes in reserve...................      583       560     1,143
                                              --------  --------  --------
Balance at December 31, 2016................. $  3,212  $  5,577  $  8,789
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2014................... $         791
  Paid guarantee benefits....................          (114)
  Other changes in reserve...................           155
                                              -------------
Balance at December 31, 2014.................           832
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           746
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016................. $       1,558
                                              =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                              RETURN OF
                                                               PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                                              ---------  --------  -------  ---------  --------
                                                                            (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account........................................... $  13,642  $    121   $   72  $     220  $ 14,055
   Separate Accounts......................................... $  40,736  $  8,905   $3,392  $  33,857  $ 86,890
  Net amount at risk, gross.................................. $     237  $    154   $2,285  $  16,620  $ 19,296
  Net amount at risk, net of amounts reinsured............... $     237  $    108   $1,556  $   7,152  $  9,053
  Average attained age of contractholders....................      51.2      65.8     72.3       67.1      55.1
  Percentage of contractholders over age 70..................       9.2%     37.1%    60.4%      40.6%     17.1%
  Range of contractually specified interest rates............       N/A       N/A    3%-6%    3%-6.5%   3%-6.5%

                                                    RETURN OF
                                                     PREMIUM  RATCHET  ROLL-UP    COMBO     TOTAL
                                                    --------- ------- ---------- -------- ---------
                                                                 (DOLLARS IN MILLIONS)
GMIB:
-----
  Account values invested in:
   General Account.................................       N/A     N/A $       33 $    321 $     354
   Separate Accounts...............................       N/A     N/A $   18,170 $ 39,678 $  57,848
  Net amount at risk, gross........................       N/A     N/A $    1,084 $  6,664 $   7,748
  Net amount at risk, net of amounts reinsured.....       N/A     N/A $      334 $  1,675 $   2,009
  Weighted average years remaining
   until annuitization.............................       N/A     N/A        1.6      1.3       1.3
  Range of contractually specified interest rates..       N/A     N/A      3%-6%  3%-6.5%   3%-6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance" in Note 9.

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $1,051 million and $494 million at December 31, 2016 and 2015, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

      . VARIABLE ANNUITY INFORCE MANAGEMENT. The Company continues to proactively manage its variable annuity in-force business. Since 2012, the Company has initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. In March 2016, a program to give contractholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and contractholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments and reinsurance credit received from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net earnings in 2016. For additional information, see "Accounting for VA Guarantee Features" in
          Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMDB:
-----
Equity....................................... $  69,625 $  66,230
Fixed income.................................     2,483     2,686
Balanced.....................................    14,434    15,350
Other........................................       348       374
                                              --------- ---------
Total........................................ $  86,890 $  84,640
                                              ========= =========

GMIB:
-----
Equity....................................... $  45,931 $  43,874
Fixed income.................................     1,671     1,819
Balanced.....................................    10,097    10,696
Other........................................       149       170
                                              --------- ---------
Total........................................ $  57,848 $  56,559
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2016, the total account value and net amount at risk of the hedged variable annuity contracts were $51,961 million and $7,954 million, respectively, with the GMDB feature and $38,559 million and $3,285 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2014................... $     829 $      (441) $    388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015.................     1,084        (539)      545
  Other changes in reserves..................       118         (84)       34
                                              --------- -----------  --------
Balance at December 31, 2016................. $   1,202 $      (623) $    579
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and $30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2016, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 3.8% and 49.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 18.0% and 56.0%, respectively, of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2016 and 2015 were $10,309 million and $10,570 million, respectively. The increases (decreases) in fair value were $(261) million, $(141) million and $3,964 million for 2016, 2015 and 2014, respectively.

   At December 31, 2016 and 2015, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,458 million, of which $2,381 million and $2,005 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Chubb Tempest Reinsurance Ltd. (AA rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2016 and 2015, affiliated reinsurance recoverables related to insurance contracts amounted to $2,177 million and $2,009 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $125 million and $131 million, at December 31, 2016 and 2015, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $82 million and $92 million at December 31, 2016 and 2015, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2016 and 2015 were $734 million and $744 million, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

   The following table summarizes the effect of reinsurance:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  850  $  820  $  844
Reinsurance assumed..........................    206     207     211
Reinsurance ceded............................   (176)   (173)   (181)
                                              ------  ------  ------
Premiums..................................... $  880  $  854  $  874
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  640  $  645  $  630
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  942  $  527  $  726
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities for individual DI and major medical policies were $1,918 million and $1,789 million before ceded reserves of $1,849 million and $1,709 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, $1,676 million and $1,652 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2016  2015  2014
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $   7 $  11 $  14
Incurred benefits related to prior years.....    15    22    16
                                              ----- ----- -----
Total Incurred Benefits...................... $  22 $  33 $  30
                                              ===== ===== =====
Benefits paid related to current year........ $  17 $  18 $  20
Benefits paid related to prior years.........    15    13    11
                                              ----- ----- -----
Total Benefits Paid.......................... $  32 $  31 $  31
                                              ===== ===== =====

10)SHORT-TERM DEBT

   As of December 31, 2016 and 2015, the Company had $513 million and
   $584 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 0.9% and 0.5%, respectively, all of which is related to AB.

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2016, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility. As of December 31, 2016, AB had no amounts outstanding under the AB Revolver.

   As of December 31, 2016 and 2015, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2016 and 2015, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has four uncommitted lines of credit with three financial institutions. Three of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $225 million, with AB named as an additional borrower, while one line has no stated limit. As of December 31, 2016 and 2015, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXARE Arizona Company's ("AXA Arizona") $50 million note receivable from AXA for $54 million. AXA Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   EXPENSE REIMBURSEMENTS AND COST SHARING AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company, along with other AXA affiliates, participates in certain intercompany cost sharing and service agreements including technology and professional development arrangements. The associated costs related to the service and cost sharing agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE FEES. FMG, a subsidiary of AXA Equitable, provides investments advisory and administrative services to EQAT, VIP Trust, 1290 Funds and other AXA affiliated trusts. Investment advisory and administrative fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE EXPENSES. AXA Investment Managers ("AXA IM"), AXA Real Estate Investment Managers ("AXA REIM") and AXA Rosenberg provide sub-advisory services to the Company's retail mutual funds and certain investments of the Company's General Account. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and Commission and fees received/paid by the Company for 2016, 2015 and 2014:

                                                               2016     2015     2014
                                                             -------- -------- --------
                                                                   (IN MILLIONS)

EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
Paid or accrued expenses for services provided by AXA, AXA
  Financial and Affiliates.................................. $    188 $    164 $    173
Paid or accrued commission and fee expenses for sale of
  insurance products by AXA Distribution....................      587      603      616
Paid or accrued expenses for investment management services
  provided by AXA IM, AXA REIM and AXA Rosenberg............        2        1        1
                                                             -------- -------- --------
Total affiliated expenses paid or accrued for...............      777      768      790
                                                             ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE COMPANY:
Amounts received or accrued for cost sharing services
  provided to AXA, AXA Financial and affiliates.............      531      491      482
Amounts received or accrued for commissions and fees earned
  for sale of MONY America's insurance products.............       11       13        2
Amounts received or accrued for investment management and
  administrative services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts................................      674      707      711
                                                             -------- -------- --------
Total affiliated revenue received or accrued for............ $  1,216 $  1,211 $  1,195
                                                             ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2016 and 2015, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,574 million and $8,741 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and universal life and policy fee income in 2016, 2015 and 2014 related to the UL and no lapse guarantee riders totaled approximately
   $447 million, $453 million and $453 million, respectively. Ceded claims paid in 2016, 2015 and 2014 were $65 million, $54 million and $83 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,376 million at December 31, 2016) and/or letters of credit ($3,660 million at December 31, 2016). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2016, 2015 and 2014 totaled approximately $20 million, $21 million and $22 million, respectively. Claims and expenses paid in 2016, 2015 and 2014 were $6 million, $5 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million in both 2016 and 2015.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                               2016     2015     2014
                                              ------- -------- --------
                                                    (IN MILLIONS)

Investment advisory and services fees........ $   999 $  1,056 $  1,062
Distribution revenues........................     372      415      433
Other revenues -- shareholder servicing fees.      76       85       91
Other revenues -- other......................       6        5        6

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), AXA Equitable owns 70% and Saum Sing owns 30% of Broad Vista. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $16 million, $18 million and $18 million in 2016, 2015 and 2014, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for its pension plans.

   The funding policy of AB for its qualified pension plan is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. AB did not make a contribution to the AB Retirement Plan during 2016. AB currently estimates that it will contribute $4 million to the AB Retirement Plan during 2017. Contribution estimates, which are subject to change, are based on regulatory requirements, future market conditions and assumptions used for actuarial computations of the AB Retirement Plan's obligations and assets. AB Management, at the present time, has not determined the amount, if any, of additional future contributions that may be required.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
Service cost................................. $    --  $      8  $      9
Interest cost................................       6        93       107
Expected return on assets....................      (5)     (159)     (155)
Actuarial (gain) loss........................       1         1         1
Net amortization.............................      --       110       111
                                              -------  --------  --------
Net Periodic Pension Expense................. $     2  $     53  $     73
                                              =======  ========  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                                DECEMBER 31,
                                                             -----------------
                                                               2016     2015
                                                             -------  --------
                                                               (IN MILLIONS)

Projected benefit obligation, beginning of year............. $   129  $  2,657
Service cost................................................      --        --
Interest cost...............................................       6        93
Actuarial (gains) losses....................................       2        (6)
Benefits paid...............................................      (5)     (169)
Plan amendments and curtailments............................      --         1
                                                             -------  --------
  Projected Benefit Obligation..............................     132     2,576
Transfer to AXA Financial...................................      --    (2,447)
                                                             -------  --------
Projected Benefit Obligation, End of Year................... $   132  $    129
                                                             =======  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                                                    DECEMBER 31,
                                                                                 ------------------
                                                                                   2016      2015
                                                                                 -------  ---------
                                                                                    (IN MILLIONS)

Pension plan assets at fair value, beginning of year............................ $    86  $   2,473
Actual return on plan assets....................................................       4         24
Contributions...................................................................      --         --
Benefits paid and fees..........................................................      (3)      (175)
                                                                                 -------  ---------
Pension plan assets at fair value, end of year..................................      87      2,322
PBO (immediately preceding the Transfer to AXA Financial in 2015)...............     132      2,576
                                                                                 -------  ---------
  Excess of PBO Over Pension Plan Assets (immediately preceding the Transfer to
   AXA Financial in 2015).......................................................     (45)      (254)
Transfer to AXA Financial....................................................... $    --  $     211
                                                                                 -------  ---------
Excess of PBO Over Pension Plan Assets, end of year............................. $   (45) $     (43)
                                                                                 =======  =========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $45 million and $43 million at December 31, 2016 and 2015, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $132 million and $87 million, respectively, at December 31, 2016 and $2,576 million and $2,322 million, respectively, at December 31, 2015.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2016 and 2015 that have not yet been recognized by AXA Equitable as components of net periodic pension cost.

                                               DECEMBER 31,
                                              --------------
                                               2016    2015
                                              ------  ------
                                               (IN MILLIONS)
Unrecognized net actuarial gain (loss)....... $  (51) $  (49)
Unrecognized prior service (cost) credit.....     (1)     (1)
                                              ------  ------
  Total...................................... $  (52) $  (50)
                                              ======  ======

   The estimated net actuarial gain (loss) and prior service (cost) credit expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $(1.4) million and $(23,000), respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2016 and 2015, the total fair value of plan assets for the qualified pension plans was approximately $87 million and $86 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
Fixed Maturities.............................  18.0%  24.0%
Equity Securities............................  61.0   56.0
Other........................................  21.0   20.0
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1  LEVEL 2 LEVEL 3 TOTAL
                                              -------- ------- ------- ------
                                                       (IN MILLIONS)
DECEMBER 31, 2016:
ASSET CATEGORIES
Common and preferred equity.................. $     21 $    -- $    -- $   21
Mutual funds.................................       47      --      --     47
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       68      --      --     68
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     68 $    -- $    -- $   87
                                              ======== ======= ======= ======
December 31, 2015:
Asset Categories
Common and preferred equity.................. $     22 $    -- $    -- $   22
Mutual funds.................................       45      --      --     45
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       67      --      --     67
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     67 $    -- $    -- $   86
                                              ======== ======= ======= ======

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Discount Rate and Other Assumptions

   In 2015 and 2014 the discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately
   $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2016 and 2015. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2016   2015
                                              -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding
     Transfer to AXA Financial...............   N/A  3.98%
   Other AXA Equitable defined benefit plans. 3.48%  3.66%
   AB Qualified Retirement Plan.............. 4.75%   4.3%
  Periodic cost..............................  3.7%   3.6%

Rates of compensation increase:
  Benefit obligation.........................   N/A  6.00%
  Periodic cost..............................   N/A  6.46%

Expected long-term rates of return on
  pension plan assets (periodic cost)........  6.5%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately
   $6 million and $10 million for 2015 and 2014, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2017, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2016 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2017.........................................    $        4
2018.........................................             6
2019.........................................             6
2020.........................................             5
2021.........................................             6
Years 2022 - 2026............................            38

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2016, 2015 and 2014 for share-based payment arrangements as further described herein are as follows:

                                               2016   2015    2014
                                              ------ ------- ------
                                                  (IN MILLIONS)
Performance Units/Shares..................... $   17 $    18 $   10
Stock Options................................      1       1      1
AXA Shareplan................................     14      16     10
Restricted Units.............................    154     174    171
Other Compensation plans/(1)/................      1       2     --
                                              ------ ------- ------
Total Compensation Expenses.................. $  187 $   211 $  192
                                              ====== ======= ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013 they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. The extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $10 million.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, share distributions totaling approximately $55 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance shares earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016 and 2015 the expense associated with the June 19, 2015 grant of performance shares were $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 1.5 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016, 2015 and 2014 the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million, $4 million, and $9 million respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 1.0 million performance units earned under the terms of the AXA Performance Unit Plan 2011.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 21.52 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.85 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.6 million.

   2015 GRANT. On June 19, 2015, approximately 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at
   1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million and $0.3 million, respectively.

   2014 GRANT. On March 24, 2014, 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, 2015 and 2014 the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $0.2 million, $0.2 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2016 follows:

                                                                           Options Outstanding
                                         ---------------------------------------------------------------------------------------
                                                   AXA Ordinary Shares                AXA ADRs/(3)/         AB Holding Units
                                         ----------------------------------      ----------------------- -----------------------
                                                               Weighted                       Weighted                 Weighted
                                           Number              Average             Number     Average      Number      Average
                                         Outstanding           Exercise          Outstanding  Exercise   Outstanding   Exercise
                                         (In 000's)             Price            (In 000's)    Price     (In 000's)     Price
                                         -----------  ---------------------      ----------- ----------- -----------  ----------

Options Outstanding at January 1, 2016..    12,602.1  (Euro)          21.39             41.0 $     27.28     5,398.5  $    47.59
Options granted.........................       594.3  (Euro)          21.52               -- $        --        54.5  $     22.6
Options exercised.......................      (568.2)       (Euro)    14.93               -- $        --      (358.3) $     17.1
Options forfeited, net..................              (Euro)             --               -- $        --          --  $       --
Options expired/reinstated..............    (3,092.0)                  27.8              3.9       26.06        (9.7) $     65.0
                                         -----------                                --------              ----------
Options Outstanding at December 31, 2016     9,536.2  (Euro)          21.02             44.9 $     24.90     5,085.0  $     49.5
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       30,077.2/(2)/             $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................         3.1                                    1.89                    2.00
                                         ===========                                ========              ==========
Options Exercisable at December 31, 2016     7,169.4  (Euro)          20.43             44.8 $     24.90     4,700.9  $     47.6
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       26,793.5                  $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................        3.74                                    1.89                    2.00
                                         ===========                                ========              ==========

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2016 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2016. The intrinsic value related to exercises of stock options during 2015 and 2014 were approximately
   $0.2 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of approximately $0.1 million, and $1 million, respectively, for the periods then ended. In 2015 and 2014, windfall tax benefits of approximately $0.1 million and $1 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2016, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.95 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2016, 2015 and 2014, respectively.

                                                  AXA Ordinary Shares          AB Holding Units
                                              --------------------------  -------------------------
                                                2016     2015     2014      2016     2015     2014
                                              -------  -------  --------  -------  -------  -------

Dividend yield...............................    6.49%    6.29%     6.38%     7.1%     7.1%     8.4%
Expected volatility..........................    26.6%   23.68%    29.24%    31.0%    32.1%    48.9%
Risk-free interest rates.....................    0.33%    0.92%     1.54%     1.3%     1.5%     1.5%
Expected life in years.......................     8.1      8.2       8.2      6.0      6.0      6.0
Weighted average fair value per option at
  grant date................................. $  2.06  $  1.73  $   2.89  $  2.75  $  4.13  $  4.78

   As of December 31, 2016, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 3.22 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2016, 2015 and 2014, respectively, the Company recognized compensation costs of $154 million, $174 million and $171 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2016, approximately 19.2 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2016, approximately $39 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   2.6 years.

   The following table summarizes restricted AXA ordinary share activity for 2016. In addition, approximately 84,611 RSUs were granted during 2016 with graded vesting over a 4-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2016...............     34,010 $    18.43
Granted......................................     13,909 $    22.63
Vested.......................................     11,613 $    23.81
                                              ---------- ----------
Unvested as of December 31, 2016.............     36,306 $    24.46
                                              ========== ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   2016 AXA SHAREPLAN. In 2016, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2016. Eligible employees could have reserved a share purchase during the reservation period from August 29, 2016 through September 9, 2016 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 17, 2016 through October 19, 2016. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 13, 2016 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of 15.53 euros/per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.63% formula discounted price of 17.73 euros/per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2016, which is July 1, 2021. All subscriptions became binding and irrevocable on October 19, 2016.

   The Company recognized compensation expense of $14 million, $16 million and $10 million in 2016, 2015 and 2014 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2016, 2015 and 2014 primarily invested under Investment Option B for the purchase of approximately $6 million, $5 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former AXA Equitable employees in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2016 and 2015, AB purchased
   10.5 million and 8.5 million Holding units for $237 million and $218 million respectively. These amounts reflect open-market purchases of 7.9 million and
   5.8 million Holding units for $176 million and $151 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding unit awards (including 6.1 million granted in December for 2016 year-end awards). During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding awards (including 7.0 million granted in December 2015 for year-end awards).

   During 2016 and 2015, AB Holding issued 0.4 million and 0.5 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $6 million and $9 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The cost of the 2016 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2016, 0.4 million options to buy Holding units had been granted and 51.9 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 7.7 million Holding units were available for grant as of December 31, 2016.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2016       2015       2014
                                              ----------  -------  -----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $     (274) $   (19) $      (552)
  Deferred (expense) benefit.................        387     (167)      (1,143)
                                              ----------  -------  -----------
Total........................................ $      113  $  (186) $    (1,695)
                                              ==========  =======  ===========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2016      2015       2014
                                              ---------  -------  -----------
                                                       (IN MILLIONS)

Expected income tax (expense) benefit........ $    (152) $  (578) $    (2,140)
Noncontrolling interest......................       135      124          119
Separate Accounts investment activity........       160      181          116
Non-taxable investment income (loss).........        15        8           12
Tax audit interest...........................       (22)       1           (6)
State income taxes...........................        (8)       1           (4)
AB Federal and foreign taxes.................       (15)       2            4
Tax settlement...............................        --       77          212
Other........................................        --       (2)          (8)
                                              ---------  -------  -----------
Income tax (expense) benefit................. $     113  $  (186) $    (1,695)
                                              =========  =======  ===========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014, the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   As of December 31, 2016 and 2015, the Company had a current tax liability of $218 million and $592 million respectively.

   The components of the net deferred income taxes are as follows:

                                                DECEMBER 31, 2016     December 31, 2015
                                              --------------------- ---------------------
                                               ASSETS   LIABILITIES  Assets   Liabilities
                                              --------- ----------- --------- -----------
                                                             (IN MILLIONS)

Compensation and related benefits............ $      88   $      -- $      93   $      --
Reserves and reinsurance.....................        --       1,786        --       1,740
DAC..........................................        --       1,197        --       1,253
Unrealized investment gains or losses........        --          23        --         134
Investments..................................        --       1,062        --       1,437
Net operating losses and credits.............       394          --       424          --
Other........................................         5          --        --          25
                                              ---------   --------- ---------   ---------
Total........................................ $     487   $   4,068 $     517   $   4,589
                                              =========   ========= =========   =========

   As of December 31, 2016, the Company had $394 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2016, $195 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately
   $79 million would need to be provided if such earnings were remitted.

   At December 31, 2016 and 2015, of the total amount of unrecognized tax benefits $394 million and $344 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016 and 2015 were $67 million and $52 million, respectively. For 2016, 2015 and 2014, respectively, there were $15 million, $(25) million and $(43) million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2016     2015     2014
                                              ------- -------  -------
                                                    (IN MILLIONS)

Balance at January 1,........................ $   418 $   475  $   592
Additions for tax positions of prior years...      39      44       56
Reductions for tax positions of prior years..      --    (101)    (181)
Additions for tax positions of current year..      --      --        8
                                              ------- -------  -------
Balance at December 31,...................... $   457 $   418  $   475
                                              ======= =======  =======

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. In 2015, the IRS commenced their examination of the 2008 and 2009 tax years, with prior years no longer subject to examination. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                    DECEMBER 31,
                                                             --------------------------
                                                               2016     2015     2014
                                                             -------  -------  --------
                                                                    (IN MILLIONS)

Unrealized gains (losses) on investments.................... $    44  $   261  $  1,142
Foreign currency translation adjustments....................     (77)     (59)      (34)
Defined benefit pension plans...............................     (46)     (43)     (811)
                                                             -------  -------  --------
Total accumulated other comprehensive income (loss).........     (79)     159       297
                                                             -------  -------  --------
Less: Accumulated other comprehensive (income) loss
  attributable to noncontrolling interest...................      86       69        54
                                                             -------  -------  --------
Accumulated Other Comprehensive Income (Loss) Attributable
  to AXA Equitable.......................................... $     7  $   228  $    351
                                                             =======  =======  ========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0 million.

   The components of OCI for the past three years, net of tax, follow:

                                                                                 2016      2015      2014
                                                                               --------  --------  -------
                                                                                      (IN MILLIONS)

Foreign currency translation adjustments:
  Foreign currency translation gains (losses) arising during the period....... $    (18) $    (25) $   (21)
  (Gains) losses reclassified into net earnings (loss) during the period......       --        --       --
                                                                               --------  --------  -------
  Foreign currency translation adjustment.....................................      (18)      (25)     (21)
                                                                               --------  --------  -------
Change in net unrealized gains (losses) on investments:
  Net unrealized gains (losses) arising during the year.......................     (160)   (1,020)   1,043
  (Gains) losses reclassified into net earnings (loss) during the year/(1)/...        2        12       37
                                                                               --------  --------  -------
Net unrealized gains (losses) on investments..................................     (158)   (1,008)   1,080
Adjustments for policyholders liabilities, DAC, insurance liability loss
  recognition and other.......................................................      (59)      127     (111)
                                                                               --------  --------  -------
Change in unrealized gains (losses), net of adjustments and (net of deferred
  income tax expense (benefit) of $(96), $(480) and $529).....................     (217)     (881)     969
                                                                               --------  --------  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....................................       --        --      (95)
  Prior service cost arising during the year..................................       --        --       --
   Less: reclassification adjustments to net earnings (loss) for:/(2)/........
     Amortization of net (gains) losses included in net periodic cost.........       (3)       (4)      72
     Amortization of net prior service credit included in net periodic cost...       --        --       --
                                                                               --------  --------  -------
Change in defined benefit plans (net of deferred income tax expense (benefit)
  of $0, $(2) and $(15))......................................................       (3)       (4)     (23)
                                                                               --------  --------  -------
Total other comprehensive income (loss), net of income taxes..................     (238)     (910)     925
Less: Other comprehensive (income) loss attributable to noncontrolling
  interest....................................................................       17        15       29
                                                                               --------  --------  -------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............... $   (221) $   (895) $   954
                                                                               ========  ========  =======

   /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(6) million and $(19) million for 2016, 2015 and 2014, respectively.
   /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $(39) million for 2016, 2015 and 2014, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2017 and the four successive years are $218 million, $207 million, $194 million, $168 million, $159 million and $446 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2017 and the four successive years is $32 million, $33 million, $32 million, $16 million, $14 million and $44 million thereafter.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $109 million and pledged collateral with a carrying value of $3,885 million, as of December 31, 2016. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               Outstanding
                                              balance at end      Maturity of        Issued during Repaid during
                                                 of year       Outstanding balance     the Year      the year
                                              --------------- ---------------------- ------------- -------------
December 31, 2016:                                                      (In Millions)
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $          --
                                              $           862 Less than 5 years      $         862 $          --
                                              $           818 great than five years  $         818 $          --
                                              ---------------                        ------------- -------------
Total long term funding agreements........... $         1,738                        $       1,738 $          --
                                              ---------------                        ------------- -------------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $       6,000
                                              ===============                        ============= =============
December 31, 2015:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2016, 2015 and 2014, respectively, AXA Equitable recorded $21 million, $3 million and $42 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2016    2015   2014
                                              -------  -----  -----
                                                  (IN MILLIONS)

Balance, beginning of year................... $    89  $ 113  $ 122
Additions....................................      35     10     21
Cash payments................................     (18)   (32)   (24)
Other reductions.............................      --     (2)    (6)
                                              -------  -----  -----
Balance, End of Year......................... $   106  $  89  $ 113
                                              =======  =====  =====

   In an effort to further reduce its global real estate footprint, AB completed a comprehensive review of its worldwide office locations and began implementing a global space consolidation plan in 2012. This resulted in the sublease of office space primarily in New York as well as offices in England, Australia and various U.S. locations. In 2016, AB recorded new real estate charges of $18 million, resulting from new charges of $23 million relating to the further consolidation of office space at AB's New York offices, offset by changes in estimates related to previously recorded real estate charges of $5 million, which reflects the shortening of the lease term of AB's corporate headquarters from 2029 to 2024. Real estate charges are recorded in Other operating costs and expenses in the Company's consolidated Statements of earnings (loss).

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2016, these arrangements include commitments by the Company to provide equity financing of $697 million (including $249 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2016. The Company had $883 million of commitments under existing mortgage loan agreements at December 31, 2016.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $425 million for the four of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $366 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2016 AB had funded $34 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2016, AB had funded $21 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2016, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   In July 2011, a derivative action was filed in the United States District Court of the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AX Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the Court issued an order denying the motion to amend and Plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's separate accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the Plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to AXA Equitable's cost of insurance ("COI") increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that the AXA Equitable made misrepresentations in violation of Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and
   (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the Plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and five individual actions challenging the COI increase have been filed against AXA Equitable.

   ALLIANCEBERNSTEIN LITIGATION

   During the first quarter of 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. By agreement dated November 26, 2016, the terms of which are confidential, this matter was settled. AB's contribution to the settlement amount was paid by AB's relevant insurance carriers.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial fines and judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,185 million during 2017. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2016, 2015 and 2014, respectively, AXA Equitable's statutory net income (loss) totaled $679 million, $2,038 million and $1,664 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,278 million and $5,895 million at December 31, 2016 and 2015, respectively. In 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends.

   At December 31, 2016, AXA Equitable, in accordance with various government and state regulations, had $57 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014, AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million of outstanding surplus notes to AXA Financial.

   At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016. The NYDFS is completing its periodic statutory examinations of the books, records and accounts of AXA Equitable for the years 2011 through 2015, but has not yet issued its final report.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2016        2015         2014
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,703  $    6,822  $    12,656
Investment Management/(2)/...................      3,029       3,025        3,011
Consolidation/elimination....................        (27)        (28)         (27)
                                              ----------  ----------  -----------
Total Revenues............................... $    9,705  $    9,819  $    15,640
                                              ==========  ==========  ===========

  /(1)/Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately
       $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

                                                 2016       2015        2014
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $    (274) $    1,033  $    5,512
Investment Management/(1)/...................       706         618         603
Consolidation/elimination....................        (1)         (1)         --
                                              ---------  ----------  ----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     431  $    1,650  $    6,115
                                              =========  ==========  ==========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                   DECEMBER 31,
                                              ----------------------
                                                 2016        2015
                                              ----------  ----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  190,628  $  182,738
Investment Management/(1)/...................     13,139      11,895
Consolidation/elimination....................         (3)         (7)
                                              ----------  ----------
Total Assets................................. $  203,764  $  194,626
                                              ==========  ==========

  /(1)/In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $893 million and $460 million which have been segregated in a special reserve bank custody account at December 31, 2016 and 2015, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act. They also include cash held in several special bank accounts for the exclusive benefit of customers. As of December 31, 2016 and December 31, 2015, $53 million and $55 million, respectively, of cash were segregated in these bank accounts.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2016 and 2015 are summarized below:

                                                             THREE MONTHS ENDED
                                              ------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ---------- ----------  ------------ ------------
                                                                (IN MILLIONS)
2016
Total Revenues............................... $    5,034 $    4,297   $     2,216 $     (1,842)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,580 $    2,721   $     2,246 $      1,727
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $    1,720 $    1,061   $        22 $     (2,259)
                                              ========== ==========   =========== ============

2015
Total Revenues............................... $    3,567 $      220   $     5,714 $        318
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,437 $    1,973   $     2,375 $      1,384
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $      854 $   (1,025)  $     2,275 $       (640)
                                              ========== ==========   =========== ============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

           (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

           (b)  Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

           1.   Board of Directors Resolutions.

           (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.

           (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.

           2.   Custodial Agreements. Not applicable.

           3.   Underwriting Contracts.

                (a) Distribution and Servicing Agreement dated as of May 1, 1994 among EQ Securities, Inc. (now AXA Advisors, LLC), Equitable Life Assurance Society of the United States and Equitable Variable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4, (File
                          No. 2-30070), refiled electronically on July 10, 1998.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement (File No. 33- 47949) on April 19, 2001.

                (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement (File No. 33-47949) on April 19, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                          Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (d)(iv) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (d)(v) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vi) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

               (d)(viii) Eighth Amendment, dated as of November 1, 2008, to
                         General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

               (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333- 05593) filed on April 24, 2012.

               (d)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333- 178750) filed on October 16, 2014.

               (d)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333- 178750) filed on October 16, 2014.

               (d)(xii) Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333- 178750) filed on October 16, 2014.

               (d)(xiii) Thirteenth Amendment dated as of October 1, 2014 to
                         General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333- 202147), filed on
                         September 9, 2015.

               (d)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

               (d)(xv) Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

               (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

           4.  Contracts. (Including Riders and Endorsements)

               (a) Form of group annuity contract and individual annuity certificate, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

                (b) Form of Endorsement to group annuity contract for contribution sources, previously filed with this Registration Statement (File No. 33-47949) on
                          April 21, 2006 and incorporated herein by reference.

                (c) Form of endorsement to group annuity contract for transfer rules (Form No. PF 2007MKT) previously filed with this registration statement (File No. 33-47949) on April 21, 2009 and incorporated herein by reference.

        5.      Applications.

                (a) Form of application, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

        6.      Depositor's Certificate of Incorporation And By-Laws.

                (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement filed on Form N-4, (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No.6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

        7.      Reinsurance Contracts. Not Applicable.

        8.      Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333- 17217 and 811-07953),
                          filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333- 17217) on Form N-1A filed on April 5, 2006.

             (a) (vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N- 1A filed on February 2, 2007.

             (a) (vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N- 1A filed on April 27, 2007.

             (a) (viii)Amendment No. 8, dated January 1, 2008, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N- 1A filed on December 27, 2007.

             (a) (ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N- 1A filed on February 13, 2009.

             (a) (x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N- 1A filed on March 16, 2009.

             (a) (xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N- 1A filed on April 15, 2009.

             (a) (xii) Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

             (a) (xiii)Amendment No. 13, dated August 16, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N- 1A filed on February 3, 2011.

             (a) (xiv) Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a) (xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

             (a) (xvi)  Amendment No. 16, dated April 30, 2012, to the
                        Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

             (a)(b)(i) Second Amended and Restated Participation
                       Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii) Amendment No. 1 dated as of June 4, 2013 to the
                        Second Amended and Restated Participation
                        Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated
                        May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated
                        May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv) Amendment No. 3, dated as of April 4, 2014
                        ("Amendment No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333- 17217) filed on April 30, 2014.

             (a)(b)(v) Amendment No. 4, dated as of June 1, 2014 ("Amendment No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333- 17217) filed on April 30, 2014.

             (a)(b)(vi) Amendment No. 5, dated as of July 16, 2014
                        ("Amendment No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333- 17217) filed on February 5, 2015.

             (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015
                        ("Amendment No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File
                        No. 333-17217) filed on April 17, 2015.

             (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015
                         ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA
                         Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

             (a)(b)(ix) Amendment No. 8 dated as of December 9, 2016
                        ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

             (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA
                        Distributors, LLC and EDI dated as of
                        December 3, 2001 incorporated herein by
                        reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No.
                        333-70754) on Form N-1A filed on December 10,
                        2001.

             (b) (i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

             (b) (ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on
                        June 1, 2006.

             (b) (iii)  Amendment No. 3, dated as of May 25, 2007 to the
                        Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

             (b)(iv) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

             (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

             (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333- 70754) filed on January 12, 2015.

             (b)(vii) Amendment No. 3, dated as of July 8, 2014 ("Amendment No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333- 70754) filed on January 12, 2015.

             (b)(viii) Amendment No. 4, dated as of December 10, 2014 ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

             (b)(ix) Amendment No. 5 dated as of September 26, 2015 ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

       9.    Legal Opinion.

                        Opinion and Consent of Shane Daly, Esq.,
                        Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

       10.   Other Opinions.

             (a) Consent of PricewaterhouseCoopers LLP, filed herewith.

             (b)        Powers of Attorney, filed herewith.

             (c) Notice concerning regulatory relief, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

       11.   Omitted Financial Statements. Not applicable.

       12.   Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Paul J. Evans                  Director
AXA UK
5 Old Broad Street
London, England EC2N 1AD

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S.
                               Life, Retirement and Wealth Management

*Andrienne Johnson             Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.

       Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

       AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

       (a) The 2015 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 333-207015) on Form N-6, filed December 23, 2015.

       (b) The AXA Financial, Inc. - Subsidiary Organization Chart Q1-2017 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 18, 2017.

Item 27. Number of Contractowners

       As of March 31, 2017, there were 2,084 Qualified Contract Owners and 0 Non-Qualified contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

       (a)Indemnification of Directors and Officers

          The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

       7.4Indemnification of Directors, Officers and Employees.

         (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

             (ii)any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

            (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

       (b)Idemnification of Principal Underwriters

       To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

       (c)Undertaking

       Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITERS

       (a) AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life Insurance Company of America, is the principal underwriter for its Separate Accounts 301, 45, 49, 70, A, I, FP, AXA Premier VIP Trust and EQ Advisors Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

       (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

       The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY, 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

       Not applicable.

Item 32. Undertakings

       The Registrant hereby undertakes:

       (a)to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

       (b)to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

       (c)to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d)AXA Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 18th day of April, 2017.

                             SEPARATE ACCOUNT A OF
                             AXA EQUITABLE LIFE INSURANCE COMPANY

                                              (Registrant)

                             By: AXA Equitable Life Insurance Company
                                               (Depositor)

                             By: /s/ Shane Daly
                             ------------------------------------------------
                                Shane Daly
                                Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 18th day of April, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

 PRINCIPAL EXECUTIVE OFFICER:

 *Mark Pearson                          Chairman of the Board, Chief
                                        Executive Officer, Director and
                                        President

 PRINCIPAL FINANCIAL OFFICER:

 *Anders B. Malmstrom                   Senior Executive Director
                                        and Chief Financial Officer

 PRINCIPAL ACCOUNTING OFFICER:

 *Andrea M. Nitzan                      Executive Director, Chief Accounting
                                        Officer and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram L. Scott
Kristi A. Matus              Lorie A. Slutsky
Ramon de Oliveira            Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 18, 2017

                                 EXHIBIT INDEX

         EXHIBIT NO.                                        TAG VALUE
         -----------                                        ---------

          9.         Opinion and Consent of Counsel         EX-99.9

         10.(a)      Consent of PricewaterhouseCoopers LLP  EX-99.10a

         10.(b)      Powers of Attorney                     EX-99.10b